As filed with the SEC on March 31, 2008.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04556

TRANSAMERICA FUNDS
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant's telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments.

The unaudited Schedules of Investment of Registrant as of January 31, 2008 are attached.

TA IDEX AllianceBernstein International Value

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.7%)
Australia (3.6%)
Australia & New Zealand Banking Group, Ltd.	64,397	$1,520
BHP Billiton, Ltd.	124,500	4,157
National Australia Bank, Ltd.	148,521	4,669
Qantas Airways, Ltd.	592,000	2,502
Sims Group, Ltd. ^	50,300	1,291
Zinifex, Ltd.	254,500	2,399
Austria (0.6%)
Voestalpine AG	49,100	3,015
Belgium (1.2%)
Fortis-Strip Vvpr ‡	96,532	1
Fortis	241,332	5,376
Canada (5.3%)
Bombardier, Inc. Class B ‡	535,600	2,630
Canadian Imperial Bank of Commerce	35,709	2,594
Fairfax Financial Holdings, Ltd.	4,500	1,463
Gerdau Ameristeel Corp.	226,700	2,800
Hudbay Minerals, Inc. ‡	46,900	859
ING Canada, Inc.	30,466	1,043
Methanex Corp.	76,500	1,913
Petro-Canada	84,000	3,802
Royal Bank of Canada	57,832	2,905
Sun Life Financial, Inc.	55,241	2,720
Toronto-Dominion Bank	29,000	1,956
Finland (1.7%)
Nokia OYJ	120,000	4,401
Stora ENSO OYJ Class R	264,600	3,664
France (12.3%)
Air France-KLM	77,800	2,162
Arkema ‡	30,400	1,719
BNP Paribas	67,820	6,700
Credit Agricole SA	189,635	5,812
France Telecom SA	121,400	4,264
Lagardere Sca	63,300	4,631
Michelin (C.G.D.E.) Class B	39,000	3,748
Renault SA	70,800	8,048
Sanofi-Aventis SA	78,600	6,383
Societe Generale	49,120	6,145
Total SA	102,900	7,458
Germany (12.6%)
Allianz SE	53,900	9,567
BASF AG	66,200	8,587
Deutsche Bank AG	50,800	5,694
Deutsche Lufthansa AG	160,600	3,835
Deutsche Telekom AG	242,200	4,941
E.ON AG	47,900	8,785
Epcos AG	30,200	411
Infineon Technologies AG ‡	147,600	1,491
Muenchener Rueckversicherungs AG	35,200	6,298
RWE AG	53,810	6,578
TUI AG ‡	105,100	2,262
Italy (2.8%)
Buzzi Unicem SpA	80,900	$1,906
ENI SpA	239,500	7,712
Fondiaria-Sai SpA	43,700	1,794
Fondiaria-Sai SpA	5,900	165
Italcementi SpA	69,000	1,369
Japan (25.0%)
Aisin Seiki Co., Ltd.	56,200	2,252
ALPS Electric Co., Ltd.	163,800	1,883
Canon, Inc.	50	2
Dainippon Ink & Chemical, Inc.	190,000	848
Edion Corp.	134,400	1,521
Fujitsu, Ltd.	628,000	4,104
Hachijuni Bank, Ltd. (The)	270,000	1,858
Hitachi, Ltd.	524,000	3,927
Honda Motor Co., Ltd.	132,900	4,110
Isuzu Motors, Ltd.	659,000	2,825
ITOCHU Corp.	166,000	1,535
JFE Holdings, Inc.	158,000	7,372
Kyushu Electric Power Co., Inc.	122,200	3,091
Mitsubishi Chemical Holdings Corp.	467,000	3,400
Mitsubishi Corp.	136,700	3,623
Mitsubishi UFJ Financial Group, Inc.	761,000	7,544
Mitsui & Co., Ltd.	204,000	4,157
Mitsui Chemicals, Inc.	333,000	2,229
Mitsui O.S.K. Lines, Ltd.	335,000	4,113
Namco Bandai Holdings, Inc.	126,000	1,769
Nippon Mining Holdings, Inc.	259,000	1,535
Nippon Steel Corp.	710,000	4,317
Nippon Telegraph & Telephone Corp.	1,108	5,274
Nippon Yusen Kabushiki Kaisha	229,000	1,876
Nissan Motor Co., Ltd.	600,600	5,611
Oki Electric Industry Co., Ltd. ‡^	309,000	508
ORIX Corp.	21,240	3,668
Sharp Corp.	295,000	5,139
Sumitomo Mitsui Financial Group, Inc.	921	7,393
Tokyo Electric Power Co., Inc. (The)	223,800	5,806
Toshiba Corp.	638,000	4,361
Tosoh Corp.	303,000	1,277
Toyota Motor Corp.	132,900	7,197
Luxembourg (1.6%)
Arcelor	114,647	7,577
Netherlands (3.4%)
ING Groep NV	219,800	7,132
Koninklijke Ahold NV ‡	350,660	4,576
Koninklijke BAM Groep NV	93,900	1,769
Wolters Kluwer NV	73,200	2,090
Norway (1.1%)
Statoil ASA	189,850	4,971
Singapore (0.3%)
Neptune Orient Lines, Ltd.	637,000	1,478
Spain (2.0%)
Banco Santander Central Hispano SA	241,200	4,225
Repsol YPF SA	151,600	4,828

	Shares	Value
Sweden (1.7%)
Electrolux AB Series B, Class B	123,600	$1,933
Nordea Bank AB	120,400	1,634
Svenska Cellulosa AB Class B	182,400	2,915
Volvo AB Class B	101,000	1,359
Switzerland (2.1%)
Credit Suisse Group	100,000	5,674
Novartis AG	77,530	3,914
United Kingdom (21.4%)
Antofagasta PLC	24,700	324
Associated British Foods PLC	227,600	3,946
AstraZeneca PLC	54,000	2,267
Aviva PLC	374,801	4,701
BAE Systems PLC	568,700	5,296
Barclays PLC	593,500	5,601
BHP Billiton PLC	72,000	2,177
BP PLC	365,700	3,897
British American Tobacco PLC	114,100	4,086
GlaxoSmithKline PLC	385,000	9,122
HBOS PLC	578,190	8,054
Home Retail Group PLC	376,000	2,130
ITV PLC	1,473,770	2,125
Kazakhmys PLC	46,700	1,138
Marston’s PLC	231,200	1,266
Rio Tinto PLC	40,300	4,034
Royal & Sun Alliance Insurance Group PLC	671,216	1,820
Royal Bank of Scotland Group PLC	1,027,400	7,919
Royal Dutch Shell PLC Class A	315,630	11,243
Trinity Mirror PLC	98,700	648
TUI Travel PLC ‡	359,800	1,839
Vodafone Group PLC	3,086,312	10,794
Xstrata PLC	65,320	5,028
Total Common Stocks (cost $456,820)		457,800

Total Securities Lending Collateral (cost $1,917) (1)		1,917

Total Investment Securities (cost $458,737) #		$459,717

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	17.8%	$81,905
Metals & Mining	10.1%	46,487
Oil, Gas & Consumable Fuels	9.9%	45,445
Insurance	6.4%	29,571
Automobiles	6.0%	27,791
Pharmaceuticals	4.7%	21,687
Chemicals	4.3%	19,972
Electric Utilities	3.8%	17,682
Diversified Telecommunication Services	3.2%	14,479
Capital Markets	2.5%	11,368
Wireless Telecommunication Services	2.4%	10,794
Media	2.1%	9,494
Trading Companies & Distributors	2.0%	9,315
Airlines	1.9%	8,498
Computers & Peripherals	1.8%	8,465
Aerospace & Defense	1.7%	7,926
Marine	1.6%	7,467
Diversified Financial Services	1.6%	7,134
Household Durables	1.5%	7,072
Electronic Equipment & Instruments	1.5%	6,729
Paper & Forest Products	1.4%	6,578
Multi-Utilities	1.4%	6,578
Auto Components	1.3%	6,000
Food & Staples Retailing	1.0%	4,576
Communications Equipment	1.0%	4,401
Hotels, Restaurants & Leisure	0.9%	4,101
Tobacco	0.9%	4,086
Food Products	0.9%	3,946
Consumer Finance	0.8%	3,669
Construction Materials	0.7%	3,275
Internet & Catalog Retail	0.5%	2,131
Leisure Equipment & Products	0.4%	1,770
Construction & Engineering	0.4%	1,769
Specialty Retail	0.3%	1,521
Semiconductors & Semiconductor Equipment	0.3%	1,491
Machinery	0.3%	1,359
Beverages	0.3%	1,266
Office Electronics	0.0%	2
Investment Securities, at value	99.6%	457,800
Short-Term Investments	0.4%	1,917
Total Investments	100.0%	$459,717

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $1,779.
‡	Non-income producing.
(1)

Cash collateral for the Repurchase Agreements, valued at $376, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $458,737.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $41,675 and $40,695, respectively.  Net unrealized appreciation for tax purposes is $980.

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.2%)
Aerospace & Defense (1.1%)
Northrop Grumman Corp.	88,600	$7,031
Beverages (1.9%)
Coca-Cola Co. (The)	139,400	8,248
Pepsi Bottling Group, Inc.	113,200	3,945
Biotechnology (0.6%)
Amgen, Inc. ‡	82,800	3,858
Capital Markets (2.6%)
Bear Stearns Cos., Inc. (The)	16,000	1,445
Merrill Lynch & Co., Inc.	142,600	8,042
Morgan Stanley	156,300	7,726
Chemicals (2.2%)
Ei DU Pont de Nemours & Co.	180,500	8,155
PPG Industries, Inc.	92,900	6,140
Commercial Banks (6.6%)
Bank of New York Mellon Corp.	70,100	3,269
National City Corp. ^	125,700	2,236
PNC Financial Services Group, Inc.	65,200	4,278
US Bancorp	281,000	9,540
Wachovia Corp.	226,000	8,798
Wells Fargo & Co.	427,900	14,553
Commercial Services & Supplies (1.6%)
Avery Dennison Corp.	47,600	2,466
RR Donnelley & Sons Co.	119,600	4,173
Waste Management, Inc.	122,900	3,987
Communications Equipment (0.2%)
Motorola, Inc.	95,100	1,097
Computers & Peripherals (2.4%)
Hewlett-Packard Co.	169,600	7,420
International Business Machines Corp.	75,000	8,050
Consumer Finance (0.2%)
Discover Financial Services	89,300	1,563
Diversified Consumer Services (0.6%)
H&R Block, Inc.	194,100	3,740
Diversified Financial Services (9.2%)
Bank of America Corp.	477,500	21,177
Citigroup, Inc.	738,800	20,849
JPMorgan Chase & Co.	367,600	17,479
Diversified Telecommunication Services (5.2%)
AT&T, Inc. (1)	600,900	23,129
Verizon Communications, Inc.	266,300	10,343
Electric Utilities (2.5%)
Exelon Corp.	115,500	8,800
PPL Corp.	152,600	7,465
Electronic Equipment & Instruments (0.6%)
Tyco International, Ltd.	92,200	3,629
Energy Equipment & Services (0.4%)
National Oilwell Varco, Inc. ‡	47,100	2,837
Food & Staples Retailing (2.5%)
Kroger Co. (The)	158,900	4,044
Walgreen Co.	109,400	3,841
Wal-Mart Stores, Inc.	166,900	8,492
Food Products (0.9%)
Unilever NV	188,200	$6,120
Health Care Equipment & Supplies (0.6%)
Medtronic, Inc.	87,300	4,066
Health Care Providers & Services (0.3%)
Quest Diagnostics, Inc.	38,700	1,909
Hotels, Restaurants & Leisure (0.4%)
McDonald’s Corp.	45,700	2,447
Household Durables (0.7%)
Newell Rubbermaid, Inc.	176,500	4,257
Independent Power Producers & Energy Traders (0.6%)
NRG Energy, Inc.‡	99,700	3,847
Industrial Conglomerates (4.4%)
General Electric Co.	809,000	28,647
Insurance (6.2%)
Allstate Corp. (The)	146,300	7,208
American International Group, Inc.	273,300	15,075
Hartford Financial Services Group, Inc.	88,500	7,148
Loews Corp.	106,800	4,987
Marsh & McLennan Cos., Inc.	52,300	1,444
Torchmark Corp.	68,100	4,158
IT Services (0.4%)
Fiserv, Inc.‡	57,300	2,944
Machinery (3.2%)
Caterpillar, Inc.	71,300	5,072
Deere & Co.	24,200	2,124
Dover Corp.	102,800	4,149
Ingersoll-Rand Co., Ltd. Class A	121,800	4,814
Parker Hannifin Corp.	64,400	4,354
Media (3.1%)
Gannett Co., Inc.	167,700	6,205
Time Warner, Inc.	508,700	8,007
Viacom, Inc. Class B‡	152,900	5,926
Metals & Mining (0.6%)
Nucor Corp.	69,000	3,988
Multiline Retail (0.6%)
Kohl’s Corp.‡	88,100	4,021
Office Electronics (0.6%)
Xerox Corp.	247,900	3,818
Oil, Gas & Consumable Fuels (13.4%)
Chevron Corp.	263,200	22,241
ConocoPhillips	185,400	14,891
Devon Energy Corp.	18,500	1,572
Exxon Mobil Corp.	371,700	32,115
Royal Dutch Shell PLC Class A	229,200	16,367
Paper & Forest Products (1.1%)
Weyerhaeuser Co.	105,000	7,111
Pharmaceuticals (8.5%)
Abbott Laboratories	98,900	5,568
Eli Lilly & Co.	95,100	4,900
Johnson & Johnson	254,100	16,074
Merck & Co., Inc.	101,900	4,716
Pfizer, Inc.	703,300	16,450
Wyeth	180,900	7,200

	Shares	Value
Semiconductors & Semiconductor Equipment (0.8%)
Applied Materials, Inc.	131,800	$2,362
Intel Corp.	130,000	2,756
Software (1.7%)
Microsoft Corp.	214,300	6,986
Oracle Corp. ‡	192,300	3,952
Specialty Retail (2.5%)
Best Buy Co., Inc.	96,500	4,710
Gap, Inc. (The)	143,200	2,738
Home Depot, Inc.	138,900	4,260
Staples, Inc.	184,300	4,412
Textiles, Apparel & Luxury Goods (0.6%)
V.F. Corp.	49,800	3,853
Thrifts & Mortgage Finance (2.1%)
Countrywide Financial Corp. ^	64,100	446
Freddie Mac	260,600	7,919
MGIC Investment Corp. ^	102,200	1,891
Washington Mutual, Inc.	165,100	3,289
Tobacco (0.9%)
Altria Group, Inc.	80,700	6,119
Wireless Telecommunication Services (0.6%)
Sprint Nextel Corp.	348,100	3,665
Total Common Stocks (cost $630,141)		617,143

INVESTMENT COMPANIES (0.3%)
Capital Markets (0.3%)
SPDR Trust Series 1 Series T, Class T ^	16,500	2,262
Total Investment Companies (cost $1,976)		2,262

Total Securities Lending Collateral (cost $7,739) (2)		7,739

Total Investment Securities (cost $639,856) #		$627,144

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts (•)	Date	Amount	(Depreciation)

S&P 500 E-mini Index	324	03/20/2008	$22,350	$(1,717)
			$22,350	$(1,717)

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of securities on loan is $7,449.
‡	Non-income producing.
•	Contract amounts are not in thousands.
(1)

At January 31, 2008, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at January 31, 2008 is $1,798.

(2)

Cash collateral for the Repurchase Agreements, valued at $1,518, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $641,504. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $52,630 and $66,990, respectively. Net unrealized depreciation for tax purposes is $14,360.

TA IDEX Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.6%)(€)
Bond (44.5%)
TA IDEX JPMorgan International Bond	5,251,757	$59,922
TA IDEX PIMCO Total Return	9,255,774	100,055
TA IDEX Transamerica Convertible Securities	2,240,786	23,394
TA IDEX Transamerica Flexible Income	2,624,986	23,625
TA IDEX Transamerica High-Yield Bond	5,012,207	43,807
TA IDEX Transamerica Short-Term Bond	5,473,886	53,863
TA IDEX Van Kampen Emerging Markets Debt	2,319,629	24,611
Capital Preservation (1.1%)
TA IDEX Transamerica Money Market	8,132,177	8,132
Global/International Stock (6.0%)
TA IDEX AllianceBernstein International Value	862,122	10,001
TA IDEX Evergreen International Small Cap	834,234	11,245
TA IDEX Marsico International Growth	406,147	5,000
TA IDEX Neuberger Berman International	578,917	5,922
TA IDEX Oppenheimer Developing Markets	769,084	10,406
TA IDEX Templeton Transamerica Global	70,810	2,206
Inflation-Protected Securities (7.2%)
TA IDEX PIMCO Real Return TIPS	4,874,341	52,984
Tactical and Specialty (18.8%)
TA IDEX BlackRock Global Allocation	1,520,486	18,231
TA IDEX BlackRock Natural Resources	863,388	10,792
TA IDEX Clarion Global Real Estate Securities	771,367	11,262
TA IDEX Evergreen Health Care	906,739	10,736
TA IDEX Federated Market Opportunity	593,353	5,803
TA IDEX Loomis Sayles Bond	6,673,816	67,005
TA IDEX Mellon Market Neutral Strategy	705,112	6,501
TA IDEX Transamerica Science & Technology	130,387	553
TA IDEX UBS Dynamic Alpha	874,871	8,740
U.S. Stock (22.0%)
TA IDEX American Century Large Company Value	2,009,351	22,444
TA IDEX Bjurman, Barry Micro Emerging Growth‡	108,110	1,070
TA IDEX BlackRock Large Cap Value	1,446,706	15,928
TA IDEX Jennison Growth	306,819	3,492
TA IDEX JPMorgan Mid Cap Value	951,187	10,044
TA IDEX Marsico Growth	1,318,437	16,560
TA IDEX Oppenheimer Small- & Mid- Cap Value	181,859	1,939
TA IDEX Third Avenue Value	107,790	2,680
TA IDEX Transamerica Equity ‡	2,748,422	29,408
TA IDEX Transamerica Growth Opportunities ‡	791,545	7,678
TA IDEX Transamerica Small/Mid Cap Value	1,121,919	20,812
TA IDEX UBS Large Cap Value	2,226,008	26,712
TA IDEX Van Kampen Mid-Cap Growth	193,082	2,201
TA IDEX Van Kampen Small Company Growth	212,635	2,262

Total Investment Companies (cost $705,689) #		$738,026

NOTES TO SCHEDULE OF INVESTMENTS

€	The Fund invests its assets in the Class I shares of the other series of the Transamerica IDEX Mutual Funds.
‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $706,015. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $38,389 and $6,378, respectively. Net unrealized appreciation for tax purposes is $32,011.

TA IDEX Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)(€)
Capital Preservation (0.3%)
TA IDEX Transamerica Money Market	5,371,707	$5,372
Global/International Stock (18.6%)
TA IDEX AllianceBernstein International Value	5,389,744	62,521
TA IDEX Evergreen International Small Cap	6,784,287	91,452
TA IDEX Marsico International Growth	5,328,359	65,592
TA IDEX Neuberger Berman International	8,634,619	88,332
TA IDEX Oppenheimer Developing Markets	6,483,773	87,726
TA IDEX Templeton Transamerica Global	195,097	6,077
Tactical and Specialty (14.1%)
TA IDEX BlackRock Global Allocation	5,487,498	65,795
TA IDEX BlackRock Natural Resources	2,380,410	29,755
TA IDEX Clarion Global Real Estate Securities	6,490,475	94,761
TA IDEX Evergreen Health Care	4,223,910	50,011
TA IDEX Federated Market Opportunity	970,612	9,493
TA IDEX Mellon Market Neutral Strategy	2,167,782	19,987
TA IDEX Transamerica Science & Technology	4,080,754	17,302
TA IDEX UBS Dynamic Alpha	1,714,411	17,127
U.S. Stock (67.0%)
TA IDEX American Century Large Company Value	19,529,113	218,140
TA IDEX Bjurman, Barry Micro Emerging Growth‡	1,350,115	13,366
TA IDEX BlackRock Large Cap Value	19,664,225	216,503
TA IDEX Jennison Growth	9,865,372	112,268
TA IDEX JPMorgan Mid Cap Value	6,982,376	73,734
TA IDEX Marsico Growth	8,934,368	112,216
TA IDEX Oppenheimer Small- & Mid- Cap Value	2,000,565	21,326
TA IDEX Third Avenue Value	450,706	11,204
TA IDEX Transamerica Equity ‡	23,122,988	247,416
TA IDEX Transamerica Growth Opportunities ‡	4,873,256	47,271
TA IDEX Transamerica Small/Mid Cap Value	7,687,488	142,603
TA IDEX UBS Large Cap Value	11,061,974	132,744
TA IDEX Van Kampen Mid-Cap Growth	5,421,966	61,810
TA IDEX Van Kampen Small Company Growth	3,107,876	33,068

Total Investment Companies (cost $2,038,617) #		$2,154,972

NOTES TO SCHEDULE OF INVESTMENTS

€	The Fund invests its assets in the Class I shares of the other series of the Transamerica IDEX Mutual Funds.
‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is 2,041,959. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $160,789 and $47,776, respectively. Net unrealized appreciation for tax purposes is $113,013.

TA IDEX Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%)(€)
Bond (20.7%)
TA IDEX JPMorgan International Bond	12,722,873	$145,168
TA IDEX PIMCO Total Return	22,297,393	241,035
TA IDEX Transamerica Convertible Securities	5,351,632	55,871
TA IDEX Transamerica Flexible Income	7,270,746	65,437
TA IDEX Transamerica High-Yield Bond	12,687,632	110,890
TA IDEX Transamerica Short-Term Bond	9,939,256	97,802
TA IDEX Van Kampen Emerging Markets Debt	5,772,813	61,249
Capital Preservation (0.3%)
TA IDEX Transamerica Money Market	11,620,029	11,620
Global/International Stock (12.8%)
TA IDEX AllianceBernstein International Value	5,818,020	67,489
TA IDEX Evergreen International Small Cap	7,197,022	97,016
TA IDEX Marsico International Growth	8,970,838	110,431
TA IDEX Neuberger Berman International	9,479,765	96,978
TA IDEX Oppenheimer Developing Markets	7,374,295	99,774
TA IDEX Templeton Transamerica Global	254,668	7,933
Inflation-Protected Securities (3.4%)
TA IDEX PIMCO Real Return TIPS	11,567,518	125,739
Tactical and Specialty (14.6%)
TA IDEX BlackRock Global Allocation	7,611,564	91,263
TA IDEX BlackRock Natural Resources	3,746,077	46,826
TA IDEX Clarion Global Real Estate Securities	8,892,288	129,827
TA IDEX Evergreen Health Care	3,062,787	36,263
TA IDEX Federated Market Opportunity	1,684,780	16,477
TA IDEX Loomis Sayles Bond	6,997,291	70,253
TA IDEX Mellon Market Neutral Strategy	3,387,271	31,231
TA IDEX Transamerica Science & Technology	7,896,520	33,481
TA IDEX UBS Dynamic Alpha	9,260,809	92,516
U.S. Stock (48.1%)
TA IDEX American Century Large Company Value	24,725,225	276,181
TA IDEX Bjurman, Barry Micro Emerging Growth‡	1,691,542	16,746
TA IDEX BlackRock Large Cap Value	22,161,769	244,001
TA IDEX Jennison Growth	2,351,112	26,755
TA IDEX JPMorgan Mid Cap Value	11,767,518	124,265
TA IDEX Legg Mason Partners Investors Value	6,556,842	57,176
TA IDEX Marsico Growth	12,447,071	156,335
TA IDEX Oppenheimer Small- & Mid- Cap Value	3,399,907	36,243
TA IDEX Third Avenue Value	621,361	15,447
TA IDEX Transamerica Equity ‡	34,340,916	367,448
TA IDEX Transamerica Growth Opportunities ‡	8,814,058	85,496
TA IDEX Transamerica Small/Mid Cap Value	9,939,318	184,374
TA IDEX UBS Large Cap Value	13,178,817	158,146
TA IDEX Van Kampen Mid-Cap Growth	3,393,661	38,688
TA IDEX Van Kampen Small Company Growth	1,875,638	19,957

Total Investment Companies (cost $3,512,262) #		$3,749,827

NOTES TO SCHEDULE OF INVESTMENTS

€	The Fund invests its assets in the Class I shares of the other series of the Transamerica IDEX Mutual Funds.
‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $3,518,897. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $292,755 and $61,825, respectively. Net unrealized appreciation for tax purposes is $230,930.

TA IDEX Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%)(€)
Bond (34.4%)
TA IDEX JPMorgan International Bond	12,722,594	$145,165
TA IDEX PIMCO Total Return	20,434,653	220,899
TA IDEX Transamerica Convertible Securities	5,020,688	52,416
TA IDEX Transamerica Flexible Income	7,538,687	67,848
TA IDEX Transamerica High-Yield Bond	11,273,963	98,534
TA IDEX Transamerica Short-Term Bond	9,198,864	90,517
TA IDEX Van Kampen Emerging Markets Debt	4,339,857	46,046
Capital Preservation (0.3%)
TA IDEX Transamerica Money Market	5,757,652	5,758
Global/International Stock (8.8%)
TA IDEX AllianceBernstein International Value	2,570,020	29,812
TA IDEX Evergreen International Small Cap	2,230,796	30,071
TA IDEX Marsico International Growth	2,618,311	32,231
TA IDEX Neuberger Berman International	2,825,635	28,906
TA IDEX Oppenheimer Developing Markets	2,991,019	40,469
TA IDEX Templeton Transamerica Global	713,868	22,237
Inflation-Protected Securities (5.8%)
TA IDEX PIMCO Real Return TIPS	11,278,814	122,601
Tactical and Specialty (16.8%)
TA IDEX BlackRock Global Allocation	3,494,225	41,896
TA IDEX BlackRock Natural Resources	1,334,666	16,683
TA IDEX Clarion Global Real Estate Securities	3,616,938	52,807
TA IDEX Evergreen Health Care	2,057,596	24,362
TA IDEX Federated Market Opportunity	1,517,778	14,844
TA IDEX Loomis Sayles Bond	11,546,654	115,928
TA IDEX Mellon Market Neutral Strategy	2,922,662	26,947
TA IDEX Transamerica Science & Technology	3,149,880	13,356
TA IDEX UBS Dynamic Alpha	4,674,943	46,703
U.S. Stock (33.8%)
TA IDEX American Century Large Company Value	10,061,216	112,384
TA IDEX Bjurman, Barry Micro Emerging Growth‡	448,671	4,442
TA IDEX BlackRock Large Cap Value	7,134,820	78,554
TA IDEX Jennison Growth	605,690	6,893
TA IDEX JPMorgan Mid Cap Value	3,555,865	37,550
TA IDEX Legg Mason Partners Investors Value	14,754	129
TA IDEX Marsico Growth	6,776,460	85,112
TA IDEX Oppenheimer Small- & Mid- Cap Value	2,058,353	21,942
TA IDEX Third Avenue Value	102,587	2,550
TA IDEX Transamerica Equity ‡	12,625,823	135,096
TA IDEX Transamerica Growth Opportunities ‡	3,206,971	31,108
TA IDEX Transamerica Small/Mid Cap Value	3,983,683	73,897
TA IDEX UBS Large Cap Value	7,932,395	95,189
TA IDEX Van Kampen Mid-Cap Growth	574,071	6,544
TA IDEX Van Kampen Small Company Growth	1,797,260	19,123

Total Investment Companies (cost $1,955,325) #		$2,097,549

NOTES TO SCHEDULE OF INVESTMENTS

€	The Fund invests its assets in the Class I shares of the other series of the Transamerica IDEX Mutual Funds.
‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $1,956,963. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $163,098 and $22,512, respectively. Net unrealized appreciation for tax purposes is $140,586.

TA IDEX Bjurman, Barry Micro Emerging Growth

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.5%)
Aerospace & Defense (5.5%)
Astronics Corp. ‡	32,800	$1,075
Cubic Corp.	53,500	1,437
Stanley, Inc. ‡	63,100	1,759
Chemicals (1.6%)
Calgon Carbon Corp. ‡^	82,200	1,264
Commercial Services & Supplies (5.9%)
Geoeye, Inc. ‡	9,200	322
Huron Consulting Group, Inc. ‡	20,500	1,472
ICF International, Inc. ‡	28,200	731
Team, Inc. ‡^	67,800	2,037
Communications Equipment (3.1%)
Ems Technologies, Inc. ‡	22,200	610
Harmonic Lightwaves, Inc. ‡	161,900	1,768
Computers & Peripherals (1.7%)
Stratasys, Inc. ‡^	59,000	1,304
Construction & Engineering (2.3%)
Furmanite Corp. ‡	60,300	603
Michael Baker Corp. ‡	33,500	1,147
Diversified Telecommunication Services (2.6%)
Atlantic Tele-Network, Inc.	24,800	781
Cbeyond, Inc. ‡	37,600	1,269
Electrical Equipment (1.6%)
C&D Technologies, Inc. ‡^	27,000	160
Powell Industries, Inc. ‡	27,500	1,092
Electronic Equipment & Instruments (2.0%)
Mesa Laboratories, Inc.	29,300	661
Methode Electronics, Inc.	72,000	873
Energy Equipment & Services (4.6%)
Dawson Geophysical Co. ‡	22,100	1,266
Matrix Service Co. ‡	30,700	553
Oyo Geospace Corp. ‡	14,470	765
T-3 Energy Services, Inc. ‡	21,400	963
Food & Staples Retailing (1.5%)
Susser Holdings Corp. ‡	48,800	1,152
Food Products (0.4%)
Darling International, Inc. ‡	24,800	288
Health Care Equipment & Supplies (3.6%)
Abaxis, Inc. ‡	57,500	1,871
Cynosure, Inc. Class A ‡^	36,600	909
Health Care Providers & Services (5.7%)
Chindex International, Inc. ‡	23,700	751
HMS Holdings Corp. ‡^	70,500	2,228
Sun Healthcare Group, Inc. ‡	85,100	1,466
Health Care Technology (2.0%)
Omnicell, Inc. ‡	60,600	1,520
Insurance (2.8%)
American Physicians Capital, Inc.	34,700	1,434
Darwin Professional Underwriters, Inc. ‡	9,800	217
National Interstate Corp.	18,800	534
Internet Software & Services (8.1%)
Chordiant Software, Inc. ‡	57,200	499
Divx, Inc. ‡^	46,300	660
Internet Software & Services (continued)
Perficient, Inc. ‡	72,400	$1,006
S1 Corp. ‡	190,200	1,076
TheStreet.com, Inc. ^	128,900	1,431
Vocus, Inc. ‡	54,200	1,594
IT Services (1.1%)
Exlservice Holdings, Inc. ‡	47,200	896
Life Sciences Tools & Services (5.1%)
Icon PLC ‡	34,300	2,150
Parexel International Corp. ‡	33,400	1,817
Machinery (5.9%)
Dynamic Materials Corp.	39,700	2,127
K-Tron International, Inc. ‡	14,000	1,532
LB Foster Co. Class A ‡	20,700	953
Marine (2.8%)
Navios Maritime Holdings, Inc.	104,100	1,201
TBS International, Ltd. Class A ‡^	29,681	989
Metals & Mining (1.9%)
Hawk Corp. - Class A Class A ‡	29,300	539
Hecla Mining Co. ‡^	104,600	973
Oil, Gas & Consumable Fuels (5.9%)
Arena Resources, Inc. ‡^	58,200	2,070
Gulfport Energy Corp. ‡	42,900	650
Petroquest Energy, Inc. ‡^	59,800	773
Warren Resources, Inc. ‡	82,700	1,052
Paper & Forest Products (1.8%)
Buckeye Technologies, Inc. ‡	106,266	1,397
Pharmaceuticals (0.8%)
Noven Pharmaceuticals, Inc. ‡	49,300	662
Semiconductors & Semiconductor Equipment (6.5%)
Microtune, Inc. ‡	151,900	887
O2micro International, Ltd. ‡	109,500	873
Pericom Semiconductor Corp. ‡	30,800	417
Sigma Designs, Inc. ‡^	44,100	1,994
Standard Microsystems Corp. ‡	28,600	856
Software (7.5%)
Actuate Corp. ‡	48,100	274
Bsquare Corp. ‡	308,800	1,788
Epiq Systems, Inc. ‡	80,063	1,181
Jda Software Group, Inc. ‡	77,600	1,381
Netscout Systems, Inc. ‡	119,100	1,168
Textiles, Apparel & Luxury Goods (0.9%)
Movado Group, Inc.	28,900	700
Trading Companies & Distributors (2.0%)
Kaman Corp. Class A	51,600	1,524
Wireless Telecommunication Services (1.3%)
Novatel Wireless, Inc. ‡	63,400	1,014
Total Common Stocks (cost $71,820)		76,386

Total Securities Lending Collateral (cost $12,268) (1)		12,268

Total Investment Securities (cost $84,088) #		$88,654

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $11,721.
‡	Non-income producing.
(1)

Cash collateral for the Repurchase Agreements, valued at $2,406, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $84,088. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $11,317 and $6,751, respectively. Net unrealized appreciation for tax purposes is $4,566.

TA IDEX BlackRock Global Allocation

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS (16.7%)
U.S. Treasury Bill
Zero Coupon, due 02/28/2008	$2,600		$2,597
U.S. Treasury Inflation Indexed Bond, TIPS
2.38%, due 01/15/2027	5,158		5,741
U.S. Treasury Inflation Indexed Note, TIPS
0.88%, due 04/15/2010	5,241		5,303
1.88%, due 07/15/2015 1	5,051		5,340
2.00%, due 04/15/2012 – 01/15/2016	11,875		12,643
2.38%, due 04/15/2011 – 01/15/2017	16,558		17,582
2.50%, due 07/15/2016	14,190		15,703
2.63%, due 07/15/2017	913		1,023
U.S. Treasury Note
2.13%, due 01/31/2010	1,790		1,792
4.63%, due 07/31/2009 – 02/29/2012	9,105		9,721
4.88%, due 05/31/2011	5,650		6,092
Total U.S. Government Obligations (cost $77,914)			83,537

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.7%)
Fannie Mae
5.13%, due 07/13/2009	2,760		2,855
5.40%, due 02/01/2008	842		842
Freddie Mac
4.25%, due 07/15/2009	4,550		4,654

Total U.S. Government Agency Obligations (cost $8,351)			8,351

SOVEREIGN GOVERNMENT OBLIGATIONS (9.1%)
Australia (0.5%)
Australia Government Bond
5.25%, due 08/15/2010	AUD	1,350	1,167
7.50%, due 09/15/2009	AUD	675	610
8.75%, due 08/15/2008	AUD	675	609
Brazil (0.1%)
Brazil Notas Do Tesouro Nacional Serie
10.00%, due 01/01/2012 – 01/01/2017	BRL	876	443
Canada (0.6%)
Canada Government
4.00%, due 09/01/2010	CAD	2,150	2,168
Canadian Government Bond
4.00%, due 06/01/2016	CAD	715	718
Germany (3.0%)
Bundesrepub. Deutschland
4.25%, due 07/04/2017	EUR	3,350	5,093
Federal Republic of Germany
4.00%, due 07/04/2016	EUR	5,200	7,768
Kreditanstalt Fuer Wiederaufbau
4.25%, due 07/04/2014	EUR	1,500	2,260
Malaysia (0.9%)
Bank Negara Malaysia Monetary Notes
Zero Coupon, due 04/01/2008	MYR	3,750	1,152
Johor Corp.
1.00%, due 07/31/2009	MYR	1,925	$720
Malaysia Government
3.76%, due 04/28/2011	MYR	5,100	1,594
Malaysia Government Bond
3.87%, due 04/13/2010	MYR	3,500	1,093
Netherlands (0.3%)
Kingdom of the Netherlands
3.75%, due 07/15/2014	EUR	1,200	1,777
New Zealand (0.1%)
New Zealand Government , TIPS
4.50%, due 02/15/2016	NZD	400	413
Poland (0.3%)
Republic of Poland , TIPS
3.00%, due 08/24/2016	PLN	3,077	1,293
Sweden (0.3%)
Kingdom of Sweden , TIPS
4.00%, due 12/01/2008	SEK	7,000	1,349
United Kingdom (3.0%)
U.K Gilt
5.00%, due 03/07/2018	GBP	2,480	5,136
U.K. Gilt
4.00%, due 09/07/2016	GBP	1,825	3,510
United Kingdom
4.25%, due 03/07/2011	GBP	3,335	6,620
Total Sovereign Government Obligations (cost $41,848)			45,493

ASSET-BACKED SECURITIES (0.0%)
Cayman Islands (0.0%)
Latitude CLO, Ltd.
Series 2005-1I, Class SUB
Zero Coupon, due 12/15/2017	200		157

Total Asset-Backed Securities (cost $177)			157

CORPORATE DEBT SECURITIES (3.2%)
Brazil (0.0%)
Cosan Finance, Ltd. -144A @
7.00%, due 02/01/2017	90		84
Canada (0.1%)
Rogers Wireless, Inc.
7.63%, due 12/15/2011	CAD	500	538
Cayman Islands (0.7%)
ASIF II
1.20%, due 03/20/2008	JPY	90,000	846
Chaoda Modern Agriculture , Reg S
7.75%, due 02/08/2010	1,633		1,601
Hutchison Whampoa International
03/33, Ltd. , Reg S
5.45%, due 11/24/2010	1,194		1,227

		Principal	Value
France (0.7%)
ERAP
3.38%, due 04/25/2008	EUR	1,250	$1,848
Unedic
3.50%, due 09/18/2008	EUR	1,250	1,842
Germany (0.3%)
Norddeutsche Landesbank Girozentrale
0.45%, due 01/19/2009	JPY	150,000	1,406
Supranational (0.5%)
European Investment Bank
Zero Coupon, due 05/01/2008	BRL	4,000	2,219
United States (0.9%)
Calpine Corp. -144A
8.75%, due 07/15/2013 2		2,142	2,270
General Electric Capital Corp.
0.94%, due 01/15/2010 *	JPY	204,000	1,919
Total Corporate Debt Securities (cost $14,183)			15,800

STRUCTURED NOTES (3.2%)
Brazil (0.9%)
Republic of Brazil Credit Linked Note
Zero Coupon, due 08/16/2010		800	763
6.00%, due 08/15/2010		3,790	3,614
Switzerland (0.3%)
UBS Gold Linked Notes -144A
Zero Coupon, due 03/23/2009		1,200	1,533
United States (2.0%)
JPMorgan Chase & Co.
Zero Coupon, due 06/17/2008 – 05/04/2009		5,225	5,647
Morgan Stanley SPX Bear Note
Zero Coupon, due 05/07/2009		3,229	3,744
Preferred Term Secs XXV Note ‡		175,000	146
Preferred Term Secs XXVI Note ‡		190,000	155
Preferred Term Secs XXVI Note -144A ‡		350,000	275
Preferred Term Secs Xxvii Note ‡		200,000	196
Total Structured Notes (cost $13,579)			16,073

		Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.5%)
Brazil (0.1%)
All America Latina Logistica SA		41,200	444
United States (0.4%)
Citigroup, Inc. ‡, Ž		20,000	1,082
Fannie Mae Ž		8	661

Total Convertible Preferred Stocks (cost $2,051)			2,187

PREFERRED STOCKS (0.6%)
Brazil (0.2%)
Banco Bradesco SA		10,000	265
Cia Brasileira de Distribuicao Grupo Pao de Acucar		15,618	288
Usinas Siderurgicas de Minas Gerais SA Class A		9,450	442
United States (0.4%)
Goldman Sachs Group, Inc. (The) , Private Placement ‡		2,225	$2,130
Total Preferred Stocks (cost $2,894)			3,125

COMMON STOCKS (57.9%)
Australia (0.9%)
BHP Billiton, Ltd.		28,000	935
Coca-Cola Amatil, Ltd.		21,900	185
Great Southern, Ltd.		33,800	53
Macquarie Airports		94,000	330
Macquarie Infrastructure Group		183,000	502
Newcrest Mining, Ltd.		13,770	434
Rio Tinto, Ltd.		10,500	1,179
Transurban Group ‡		87,675	521
Woodside Petroleum, Ltd.		12,000	505
Zinifex, Ltd.		9,500	90
Austria (0.0%)
Telekom Austria AG		3,500	98
Belgium (0.4%)
Fortis		31,903	711
RHJ International -144A ‡		26,600	321
RHJ International ‡		71,000	860
Bermuda (0.8%)
Accenture, Ltd. Class A		300	10
Axis Capital Holdings, Ltd.		400	16
Cheung Kong Infrastructure Holdings, Ltd.		104,000	394
Covidien, Ltd.		4,925	220
Endurance Specialty Holdings, Ltd.		17,100	693
Everest RE Group, Ltd.		2,100	213
Foster Wheeler, Ltd. ‡		13,364	915
Ingersoll-Rand Co., Ltd. Class A		400	16
IPC Holdings, Ltd.		10,000	257
Nabors Industries, Ltd. ‡		2,250	61
Noble Group, Ltd.		89,891	113
Platinum Underwriters Holdings, Ltd.		7,700	260
RenaissanceRe Holdings, Ltd.		5,100	291
Tyco International, Ltd.		4,925	194
Weatherford International, Ltd. ‡		4,200	260
Brazil (1.8%)
Cia de Saneamento de Minas Gerais-Copasa ‡		1,100	15
Cia Energetica de Minas Gerais		9,600	153
Cia Vale do Rio Doce ‡		42,000	1,093
Cosan SA Industria E Comercio		13,900	217
Datasul SA		21,600	181
Gafisa SA		20,500	345
Jbs SA ‡		56,000	155
Obrascon Huarte Lain Brasil SA		18,800	203
Petroleo Brasileiro SA Class A		39,800	3,714
Petroleo Brasileiro SA		18,400	2,045
Slc Agricola SA ‡		49,300	551

	Shares	Value
Brazil (continued)
Unibanco - Uniao de Bancos Brasileiros SA ‡	1,800	$235
VIVO Participacoes SA	52,500	308
Canada (2.3%)
Alamos Gold, Inc. ‡	44,500	309
Barrick Gold Corp.	16,195	834
BCE, Inc.	600	21
Canadian Natural Resources, Ltd.	4,500	287
Canadian Pacific Railway, Ltd.	22,800	1,516
Eldorado Gold Corp. ‡	72,900	477
EnCana Corp.	300	20
Goldcorp, Inc.	63,700	2,371
Imperial Oil, Ltd.	400	19
Kinross Gold Corp. ‡	92,119	2,024
Kinross Gold Corp. ‡	37,400	828
Magna International, Inc. Class A	200	16
Nortel Networks Corp. ‡	22,300	278
Peak Gold LTD R1933 ‡	82,000	46
Petro-Canada	7,500	339
Rogers Communications, Inc. Class B	28,400	1,088
Saskatchewan Wheat Pool, Inc. ‡	23,400	271
Sino-Forest Corp. Class A ‡	14,000	256
Sun Life Financial, Inc.	200	10
Talisman Energy, Inc.	4,500	71
TELUS Corp.	4,500	195
Cayman Islands (0.8%)
ACE, Ltd.	18,500	1,079
Chaoda Modern Agriculture	968,760	986
Noble Corp.	6,200	272
Seagate Technology	800	16
Transocean, Inc.	6,713	823
XL Capital, Ltd. Class A	21,000	945
Chile (0.2%)
Banco Santander Chile SA	10,300	505
Centros Comerciales Sudamericanos SA	26,700	112
Enersis SA	8,900	127
Saci Falabella	19,100	105
China (0.6%)
China Communications Services Corp., Ltd. Class H ‡	9,300	7
China Life Insurance Co., Ltd.	5,733	319
China Shenhua Energy Co., Ltd. Class H	300,200	1,564
Hainan Meilan International Airport Co., Ltd. Class H	93,400	82
Jiangsu Express Class H	71,400	67
Ping An Insurance Group Co. of China, Ltd. Class H	29,200	206
Shanghai Electric Group Co., Ltd. Class H	423,600	330
Xiamen International Port Co., Ltd. Class H	798,500	219
Denmark (0.1%)
Danske Bank A/S Class R	15,131	$541
Egypt (0.1%)
Telecom Egypt	73,130	294
Finland (0.0%)
Fortum OYJ	4,941	200
Nokia OYJ	600	22
France (1.2%)
Alcatel-Lucent	6,000	38
AXA SA	14,254	487
Cie Generale D’Optique Essilor International SA	10,500	606
Electricite de France	8,046	836
France Telecom SA	31,000	1,089
Renault SA	5,798	659
Societe Generale	5,073	635
Total SA	17,035	1,235
Vallourec	2,325	465
Germany (1.5%)
Allianz SE	4,149	736
Bayer AG	11,767	961
Bayer AG	300	24
Bayerische Motoren Werke AG	13,881	759
Daimler AG	9,465	737
Deutsche Post AG	24,470	786
Deutsche Telekom AG	38,473	785
E.ON AG	5,195	953
RWE AG	4,676	572
Siemens AG	7,898	1,014
Hong Kong (1.2%)
Beijing Enterprises Holdings, Ltd.	339,189	1,434
Cheung Kong Holdings, Ltd.	38,500	624
China Mobile, Ltd.	46,000	678
Denway Motors, Ltd.	172,000	101
Hutchison Whampoa International, Ltd.	87,000	857
Link REIT (The)	38,000	97
Sun Hung KAI Properties, Ltd.	46,300	919
Tianjin Development Holdings	368,500	331
Wharf Holdings, Ltd. @	140,625	758
India (1.6%)
Ambuja Cements, Ltd.	181,300	562
Bajaj Auto, Ltd.	3,900	236
Bharat Heavy Electricals, Ltd.	2,700	143
Container Corp. of India	10,600	485
Hindustan Petroleum Corp., Ltd.	6,450	42
Housing Development Finance Corp.	9,000	656
Infosys Technologies, Ltd.	6,600	254
Larsen & Toubro, Ltd.	4,700	442
Reliance Capital, Ltd.	4,150	201
Reliance Communications, Ltd.	28,000	432
Reliance Industries, Ltd.	46,800	2,969
State Bank of India, Ltd.	12,400	690
Tata Motors, Ltd.	19,000	339
Wockhardt, Ltd.	4,800	43

	Shares	Value
India (continued)
ZEE Entertainment Enterprises, Ltd.	84,960	$622
Ireland (0.2%)
Allied Irish Banks PLC	21,460	475
CRH PLC	20,400	771
Israel (0.1%)
Ectel, Ltd. ‡	4,795	13
Teva Pharmaceutical Industries, Ltd.	7,023	324
Italy (0.7%)
ENI SpA	31,323	1,009
Intesa Sanpaolo SpA	116,320	824
Telecom Italia SpA	253,067	765
Unicredit SpA	97,086	717
Japan (6.5%)
AIOI Insurance Co., Ltd.	202,000	986
Ajinomoto Co., Inc.	12,000	128
Asahi Glass Co., Ltd.	37,500	472
Asics Corp.	12,000	157
Astellas Pharma, Inc.	27,000	1,171
Bank of Yokohama, Ltd. (The)	13,000	85
Canon, Inc.	21,000	890
Coca-Cola Central Japan Co., Ltd.	23	177
Coca-Cola West Holdings Co., Ltd.	37,071	792
Credit Saison Co., Ltd.	13,500	394
Daikin Industries, Ltd.	9,500	430
Daiwa House Industry Co., Ltd.	15,000	211
East Japan Railway Co.	90	749
Fukuoka Financial Group, Inc.	61,500	377
Hokkaido Coca-Cola Bottling Co., Ltd.	12,000	65
Honda Motor Co., Ltd.	6,600	204
House Foods Corp.	4,000	71
Hoya Corp.	27,000	734
Japan Tobacco, Inc.	120	637
JGC Corp.	33,000	556
Kinden Corp.	35,000	298
Kirin Holdings Co., Ltd.	48,000	770
Kubota Corp.	49,600	358
Matsushita Electric Industrial Co., Ltd.	38,500	821
Mikuni Coca-Cola Bottling Co., Ltd.	21,800	231
Millea Holdings, Inc.	65,000	2,477
Ministop Co., Ltd.	3,200	62
Mitsubishi Corp.	44,000	1,166
Mitsubishi Rayon Co., Ltd.	186,000	750
Mitsubishi Tanabe Pharma Corp.	16,000	193
Mitsui Sumitomo Insurance Co., Ltd.	162,000	1,679
Murata Manufacturing Co., Ltd.	11,000	549
Nipponkoa Insurance Co., Ltd.	143,900	1,325
NTT DoCoMo, Inc.	945	1,494
NTT Urban Development Corp.	280	445
Okinawa Cellular Telephone Co.	14	27
Okumura Corp.	100,400	560
Rinnai Corp.	5,500	178
Sekisui House, Ltd.	68,000	762
Seven & I Holdings Co., Ltd.	28,000	$694
Shimachu Co., Ltd.	1,700	47
Shin-Etsu Chemical Co., Ltd.	16,000	846
Shinsei Bank, Ltd.	47,000	218
Sumitomo Chemical Co., Ltd.	104,000	741
Sumitomo Mitsui Financial Group, Inc.	60	482
Suzuki Motor Corp.	45,100	1,134
Tadano, Ltd.	5,000	47
Takeda Pharmaceutical Co., Ltd.	38,200	2,333
Toda Corp.	51,000	265
Toho Co., Ltd./Tokyo	23,600	578
Tokyo Gas Co., Ltd.	187,000	879
Toyota Industries Corp.	16,500	644
Ube Industries, Ltd.	37,000	117
Korea, Republic of (1.9%)
Cheil Industries, Inc.	4,700	190
Cj Cheiljedang Corp. ‡	1,665	508
CJ Corp. ‡	2,835	212
Daegu Bank	9,600	140
Dongbu Insurance Co., Ltd.	7,000	284
Fine DNC Co., Ltd.	16,300	63
Hana Financial Group, Inc.	5,300	260
Interflex Co., Ltd. ‡	16,100	86
Kookmin Bank	4,800	316
Korea Electric Power Corp.	14,400	580
Korean Reinsurance Co.	28,700	336
KT Corp.	46,800	1,242
KT&G Corp.	13,700	1,179
Lotte Shopping Co., Ltd. -144A	3,600	63
LS Cable, Ltd.	7,500	577
Meritz Fire & Marine Insurance Co., Ltd.	40,163	407
Nong Shim Co., Ltd.	500	102
Paradise Co., Ltd.	58,539	201
POSCO	5,900	800
POSCO	1,400	762
Pusan Bank	9,900	136
Samsung Fine Chemicals Co., Ltd.	12,600	648
SK Telecom Co., Ltd.	2,200	501
Luxembourg (0.2%)
Arcelormittal	11,947	779
Malaysia (0.5%)
British American Tobacco Malaysia BHD	24,500	320
IOI Corp. BHD	413,230	917
Plus Expressways BHD	78,300	80
Telekom Malaysia BHD	86,000	303
Tenaga Nasional BHD	246,657	703
Mexico (0.3%)
Fomento Economico Mexicano SAB de CV	14,700	532
Grupo Televisa SA	32,800	731
Megacable Holdings SAB de CV ‡	4,500	13
URBI Desarrollos Urbanos SA de CV ‡	12,500	44

	Shares	Value
Netherlands (0.3%)
AKZO Nobel NV	12,661	$933
ASML Holding NV Class G ‡	700	19
European Aeronautic Defense and Space Co.	21,000	533
Unilever NV	5,700	185
Netherlands Antilles (0.2%)
Schlumberger, Ltd.	13,500	1,019
New Zealand (0.0%)
Contact Energy, Ltd.	23,500	141
Telecom Corp. of New Zealand, Ltd.	36,533	115
Norway (0.1%)
Statoil ASA	12,682	332
Telenor ASA ‡	10,000	206
Russian Federation (0.1%)
Polyus Gold Co.	11,300	579
Singapore (1.1%)
Capitaland, Ltd.	152,300	645
Fraser And Neave, Ltd.	178,000	610
Keppel Corp., Ltd.	148,200	1,206
Keppel Land, Ltd.	53,262	236
MobileOne, Ltd. ‡	195,030	261
Oversea-Chinese Banking Corp.	70,000	373
Parkway Holdings, Ltd.	190,650	484
Parkway Life Real Estate REIT ‡	11,732	9
Singapore Press Holdings, Ltd.	53,000	164
Singapore Telecommunications, Ltd.	604,150	1,573
South Africa (0.2%)
Anglo Platinum, Ltd.	1,700	246
Gold Fields, Ltd.	11,700	176
Impala Platinum Holdings, Ltd.	6,700	254
Sasol, Ltd.	3,200	154
Spain (0.3%)
Banco Santander Central Hispano SA	56,426	988
Cintra Concesiones de Infraestructuras de Transporte SA	12,652	184
Iberdrola Renovables ‡	29,300	235
Telefonica SA	4,000	351
Switzerland (1.4%)
Credit Suisse Group	12,072	685
Nestle SA	5,661	2,526
Novartis AG	22,910	1,157
Swiss Reinsurance	7,691	576
Swisscom AG	1,768	703
UBS AG	12,187	504
Zurich Financial Services AG	2,815	803
Taiwan (0.8%)
Cathay Financial Holding Co., Ltd.	134,209	321
Chinatrust Financial Holding Co., Ltd. ‡	238,320	192
Chunghwa Telecom Co., Ltd.	64,330	1,353
Chunghwa Telecom Co., Ltd.	104,500	222
Delta Electronics, Inc.	203,270	521
Fubon Financial Holding Co., Ltd.	157,000	159
HON HAI Precision Industry Co., Ltd.	59,000	317
Taiwan Cement Corp.	603,258	$784
Thailand (0.5%)
Airports of Thailand PCL	144,000	235
Bangkok Expressway PCL	101,600	66
Hana Microelectronics PCL	249,000	143
PTT Exploration & Production PCL	56,500	252
PTT PCL	92,400	901
Siam Cement PCL	61,600	398
Siam Commercial Bank PCL	285,000	656
Thai Union Frozen Products PCL	67,700	41
United Kingdom (3.1%)
Anglo American PLC	17,211	951
BAE Systems PLC	87,843	818
Barclays PLC	42,369	400
BP PLC	121,087	1,290
British American Tobacco PLC	28,507	1,021
Cadbury Schweppes PLC	24,100	1,069
Diageo PLC	26,400	2,131
GlaxoSmithKline PLC	16,949	402
Guinness Peat Group PLC	120,087	139
HBOS PLC	41,965	584
Premier Foods PLC	29,000	77
Prudential PLC	37,622	482
Royal Dutch Shell PLC Class A	4,200	300
Royal Dutch Shell PLC Class B	40,674	1,413
Unilever PLC	36,347	1,198
Vodafone Group PLC	705,955	2,469
Vodafone Group PLC	19,361	674
United States (25.9%)
3Com Corp. ‡	165,500	684
Abbott Laboratories	22,000	1,239
AES Corp. (The) ‡	14,900	284
Aetna, Inc.	12,750	679
AGCO Corp. ‡	400	24
AK Steel Holding Corp. ‡	400	19
Albemarle Corp.	400	15
Alcoa, Inc.	13,756	455
Alliance Resource Partners, LP	8,300	293
Altria Group, Inc.	23,900	1,812
American Commercial Lines, Inc. ‡	65,500	1,327
American International Group, Inc.	64,600	3,563
AmerisourceBergen Corp. Class A	5,300	247
Anadarko Petroleum Corp.	4,500	264
Apache Corp.	4,500	429
Applera Corp. - Applied Biosystems Group	600	19
Applied Materials, Inc.	17,200	308
Assurant, Inc.	6,300	409
AT&T, Inc.	53,330	2,053
Aventine Renewable Energy Holdings, Inc. ‡	7,400	71
Avnet, Inc. ‡	500	18
Avon Products, Inc.	7,200	252

	Shares	Value
United States (continued)
Baker Hughes, Inc.	1,700	$110
Bank of New York Mellon Corp.	30,081	1,403
Baxter International, Inc.	4,200	255
Big Lots, Inc. ‡	800	14
BMC Software, Inc. ‡	500	16
Boeing Co.	2,500	208
Borland Software Corp. ‡	6,300	16
Boston Scientific Corp. ‡	18,600	226
Bristol-Myers Squibb Co.	108,700	2,521
Burlington Northern Santa Fe Corp.	61,500	5,321
CA, Inc.	60,300	1,328
Cadence Design Systems, Inc. ‡	700	7
CBS Corp. Class B	600	15
Celanese Corp. Series A, Class A	500	19
CenturyTel, Inc.	400	15
Cf Industries Holdings, Inc.	200	21
Chevron Corp.	12,500	1,056
Chubb Corp.	5,300	274
Ciena Corp. ‡	27,700	751
Cigna Corp.	6,300	310
Circuit City Stores, Inc.	12,400	67
Cisco Systems, Inc. ‡	102,100	2,501
Clorox Co.	400	25
CMS Energy Corp.	11,400	179
CNA Financial Corp.	400	14
CNX Gas Corp. ‡	15,900	544
Coca-Cola Co. (The)	11,300	669
Coca-Cola Enterprises, Inc.	900	21
Comcast Corp. Class A ‡	114,450	2,078
Complete Production Services, Inc. ‡	19,100	304
Computer Sciences Corp. ‡	300	13
Comverse Technology, Inc. ‡	74,300	1,215
ConAgra Foods, Inc.	9,100	196
ConocoPhillips	11,600	932
Consol Energy, Inc.	36,200	2,643
Constellation Brands, Inc. Class A ‡	8,200	171
Constellation Energy Group, Inc.	3,800	357
Continental Airlines, Inc. Class A ‡	400	11
Corning, Inc.	50,200	1,208
Coventry Health Care, Inc. ‡	1,900	108
Crown Holdings, Inc. ‡	12,200	299
CSX Corp.	500	24
Cummins, Inc.	400	19
CVS Caremark Corp.	8,201	320
Darwin Professional Underwriters, Inc. ‡	2,800	62
Davita, Inc. ‡	4,500	240
Deere & Co.	400	35
Devon Energy Corp.	9,400	799
Discover Financial Services	100	2
Discovery Holding Co. Class A ‡	1,000	23
Dow Chemical Co. (The)	16,800	649
Dst Systems, Inc. ‡	200	14
Duke Energy Corp.	1,000	19
Dun & Bradstreet Corp.	200	$18
Dynegy, Inc. Class A ‡	24,000	168
Ei DU Pont de Nemours & Co.	15,400	696
El Paso Corp.	137,100	2,259
Electronic Data Systems Corp.	600	12
Eli Lilly & Co.	15,000	773
Embarq Corp.	2,065	94
EMC Corp. ‡	1,000	16
Endo Pharmaceuticals Holdings, Inc. ‡	3,900	102
Energizer Holdings, Inc. ‡	200	19
Ensco International, Inc.	5,700	291
Exelon Corp.	400	30
Expedia, Inc. ‡	700	16
Express Scripts, Inc. Class A ‡	400	27
Extreme Networks ‡	11,700	40
Exxon Mobil Corp.	30,100	2,601
Family Dollar Stores, Inc.	600	13
Fannie Mae	26,900	911
FedEx Corp.	900	84
Fidelity National Financial, Inc. Class A	62,300	1,227
FirstEnergy Corp.	400	28
Forest Laboratories, Inc. ‡	5,700	227
Foundation Coal Holdings, Inc.	18,800	983
FPL Group, Inc.	4,200	271
Freeport-McMoRan Copper & Gold, Inc.	5,000	445
General Communication, Inc. Class A ‡	11,300	81
General Dynamics Corp.	1,600	135
General Electric Co.	166,000	5,878
General Motors Corp.	59,100	1,673
Genuine Parts Co.	400	18
Genworth Financial, Inc. Class A	500	12
Goldman Sachs Group, Inc. (The)	100	20
Goodrich Corp.	300	19
Google, Inc. Class A ‡	2,040	1,151
Grant Prideco, Inc. ‡	18,000	896
Halliburton Co.	12,880	427
Hanesbrands, Inc. ‡	862	22
Hartford Financial Services Group, Inc.	6,600	533
Hasbro, Inc.	600	16
Health Net, Inc. ‡	300	14
Healthsouth Corp. ‡	8,020	136
Hess Corp.	5,100	463
Hewlett-Packard Co.	9,400	411
HJ Heinz Co.	7,900	336
Honeywell International, Inc.	300	18
Humana, Inc. ‡	4,200	337
Idearc, Inc.	1,532	25
Intel Corp.	49,100	1,041
International Business Machines Corp.	17,600	1,889
International Paper Co.	8,700	281
Intersil Corp. Class A	600	14
ITT Corp.	300	18
JDS Uniphase Corp. ‡	4,925	51

	Shares	Value
United States (continued)
Johnson & Johnson	67,300	$4,257
Johnson Controls, Inc.	600	21
JPMorgan Chase & Co.	10,400	495
Juniper Networks, Inc. ‡	600	16
KBR, Inc. ‡	6,777	214
Key Energy Services, Inc. ‡	10,600	125
King Pharmaceuticals, Inc. ‡	5,800	61
Kraft Foods, Inc. Class A	49,336	1,444
Kroger Co. (The)	700	18
L-3 Communications Holdings, Inc.	200	22
Lexmark International, Inc. Class A ‡	15,000	543
Liberty Media Corp. - Capital Series A, Class A ‡	4	q
Liberty Media Corp. - Interactive Class A ‡	762	12
Lincoln National Corp.	200	11
Lockheed Martin Corp.	200	22
Loews Corp. - Carolina Group	200	16
Loews Corp.	400	19
LSI Corp. ‡	4,968	26
Lubrizol Corp.	300	16
Macquarie Infrastructure Co. LLC	34,000	1,124
Manpower, Inc.	200	11
Marathon Oil Corp.	8,400	394
Marsh & McLennan Cos., Inc.	6,400	177
Mattel, Inc.	25,800	542
McDonald’s Corp.	14,000	750
McKesson Corp.	6,300	396
Medco Health Solutions, Inc. ‡	9,200	461
Medtronic, Inc.	16,000	745
Merck & Co., Inc.	35,600	1,648
Microsoft Corp.	191,900	6,256
Mirant Corp. ‡	12,500	460
Mohawk Industries, Inc. ‡	200	16
Motorola, Inc.	20,000	231
Murphy Oil Corp.	5,700	419
National Oilwell Varco, Inc. ‡	8,400	506
NCR Corp. ‡	300	6
Newmont Mining Corp.	62,000	3,369
Noble Energy, Inc.	300	22
Norfolk Southern Corp.	19,000	1,033
Northern Trust Corp.	21,000	1,541
Northrop Grumman Corp.	200	16
Novell, Inc. ‡	12,000	76
Novellus Systems, Inc. ‡	600	14
NRG Energy, Inc. ‡	2,500	96
NVIDIA Corp. ‡	600	15
Occidental Petroleum Corp.	8,300	563
Oracle Corp. ‡	1,000	21
Owens-Illinois, Inc. ‡	500	25
Panera Bread Co. Class A ‡	49,600	1,874
Parker Hannifin Corp.	300	20
Patriot Coal Corp. ‡	540	21
Peabody Energy Corp.	12,000	$648
Pepsi Bottling Group, Inc.	500	17
PepsiAmericas, Inc.	3,700	91
Pfizer, Inc.	124,700	2,917
Pharmerica Corp. ‡	383	6
Polycom, Inc. ‡	32,300	816
PPL Corp.	13,800	675
Procter & Gamble Co.	51,900	3,423
Prudential Financial, Inc.	2,600	219
Qualcomm, Inc.	27,500	1,167
Qwest Communications International, Inc.	27,300	161
Raytheon Co.	300	20
Republic Services, Inc. Class A	600	18
Reynolds American, Inc.	400	25
Sara Lee Corp.	6,600	93
Schering-Plough Corp.	29,300	573
Senomyx, Inc. ‡	7,600	49
Sierra Health Services ‡	600	26
SLM Corp.	3,500	76
Smith International, Inc.	5,000	271
Smurfit-Stone Container Corp. ‡	10,400	99
Southern Copper Corp.	300	28
Spirit Aerosystems Holdings, Inc. Class A ‡	6,200	171
Sprint Nextel Corp.	72,100	759
SPX Corp.	300	30
St Joe Co. (The)	25,700	998
State Street Corp.	9,200	756
Stone Energy Corp. ‡	4,100	168
Sun Microsystems, Inc. ‡	23,450	410
Sunoco, Inc.	200	12
Supervalu, Inc.	3,272	98
Synopsys, Inc. ‡	600	13
Telephone & Data Systems, Inc.	300	16
Tellabs, Inc. ‡	4,100	28
Teradata Corp. ‡	300	7
Texas Instruments, Inc.	700	22
Textron, Inc.	500	28
Thermo Fisher Scientific, Inc. ‡	6,400	330
TIBCO Software, Inc. ‡	49,400	368
Time Warner, Inc.	8,600	135
Travelers Cos., Inc. (The) ‡	17,600	847
Tyco Electronics, Ltd.	4,925	167
Tyson Foods, Inc. Class A	800	11
U.S. Steel Corp.	9,900	1,011
Unifi, Inc. ‡	27,000	63
Union Pacific Corp.	28,600	3,576
UnitedHealth Group, Inc.	15,600	793
US Cellular Corp. ‡	200	14
Valeant Pharmaceuticals International ‡	40,400	457
Valero Energy Corp.	300	18
Ventas, Inc. REIT	2,300	102

	Shares	Value
United States (continued)
Verizon Communications, Inc.	46,900	$1,822
Viacom, Inc. Class B ‡	4,000	155
Virgin Media, Inc. ‡	7,800	130
Wabco Holdings, Inc.	100	4
Wal-Mart Stores, Inc.	3,100	158
Waters Corp. ‡	8,500	488
WellPoint, Inc. ‡	8,550	669
Western Digital Corp. ‡	800	21
Windstream Corp.	10,122	118
Wyeth	21,600	860
Xerox Corp.	37,200	573
Total Common Stocks (cost $256,353)		289,141

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.1%)
United States (0.1%)
US Treasury Bill
Zero Coupon, due 04/03/2008	$500	$499
Total Short-Term U.S. Government Obligations (cost $499)		499

	Contracts (•)	Value
PURCHASED OPTIONS (0.4%)
Covered Call Options (0.0%)
Bristol-Myers Sqb Jan09 Call
Call Strike $35.00
Expires 01/17/2009	226	2
General Motors Jan 10 Call
Call Strike $50.00
Expires 01/16/2010	132	$24
General Motors Jan 10 Call
Call Strike $60.00
Expires 01/16/2010	126	12
Medtronic, Inc. Jan 09 Call
Call Strike $50.00
Expires 01/17/2009	34	13
Medtronic, Inc. Jan 09 Call
Call Strike $60.00
Expires 01/16/2010	110	13
Put Options (0.4%)
Bed Bath & Beyond May 08 Put
Put Strike $25.00
Expires 05/17/2008	213	6
Bed Bath Beyond Aug 08 Put
Put Strike $25.00
Expires 08/16/2008	118	17
Black And Decker Feb 08 Put
Put Strike $80.00
Expires 02/16/2008	18	13
Carnival Corp. Apr 08 Put
Put Strike $40.00
Expires 04/19/2008	223	35
Carnival Corp. Apr08 Put
Put Strike $42.50
Expires 04/19/2008	55	13
Hunt Jb Trans SVCS Feb 08 Put
Put Strike $22.50
Expires 02/16/2008	129	1
Masco Corp. Apr 08 Put
Put Strike $20.00
Expires 04/19/2008	209	24
Royal Carribean Mar 08 Put
Put Strike $35.00
Expires 03/22/2008	225	25
Russell 2000 Index Mar 08 Put
Put Strike $720.00
Expires 03/22/2008	147	512
Russell 2000 Index Mar 08 Put
Put Strike $750.00
Expires 03/22/2008	93	491
S&p 500 Index Mar 08 Put
Put Strike $1,475.00
Expires 03/22/2008	48	520
S&p500 Index Mar08 Put
Put Strike $1,500.00
Expires 03/22/2008	8	103
Sears Holdings Mar08 Put
Put Strike $105.00
Expires 03/22/2008	22	18
Sherwin-Williams Mar 08 Put
Put Strike $55.00
Expires 03/22/2008	34	$9
Sherwin-Williams Mar08 Put
Put Strike $60.00
Expires 03/22/2008	110	57
Simon Property Apr08 Put
Put Strike $75.00
Expires 04/19/2008	36	13
Whirlpool Corp. Mar 08 Put
Put Strike $75.00
Expires 03/22/2008	112	25
Williams-Sonoma Feb 08 Put
Put Strike $27.50
Expires 02/16/2008	113	18
Williams-Sonoma Mar 08 Put
Put Strike $20.00
Expires 03/22/2008	211	15
Total Purchased Options (cost $1,712)		1,979

PURCHASED SWAPTIONS (0.0%)
Put Options (0.0%)
JPY Currency Future
Put Strike $106.90
Expires 02/28/2008	1,311	23

Total Purchased Swaptions (cost $18)		23

	Principal		Value
CONVERTIBLE BONDS (3.7%)
Bermuda (0.1%)
Hongkong Land CB 2005, Ltd.
2.75%, due 12/21/2012	$200		$272
Cayman Islands (0.3%)
Chaoda Modern Agriculture
Zero Coupon, due 05/08/2011	HKD	2,710	473
YTL Power Finance Cayman, Ltd.
Zero Coupon, due 05/09/2010	800		1,008
Hong Kong (0.1%)
Brilliance China Finance, Ltd.
Zero Coupon, due 06/07/2011	450		524
India (1.0%)
Gujarat NRE Coke, Ltd.
Zero Coupon, due 04/12/2011	200		470
Housing Development Finance Corp.
Zero Coupon, due 09/27/2010	400		865
Punj Lloyd, Ltd.
Zero Coupon, due 04/08/2011	500		869
Reliance Communications, Ltd.
Zero Coupon, due 05/10/2011 – 03/01/2012	1,575		2,014
Tata Motors, Ltd.
1.00%, due 04/27/2011	750		915
United Spirits, Ltd.
2.00%, due 03/30/2011	40		93
Japan (0.2%)
Bank of Kyoto, Ltd. (The)
1.90%, due 09/30/2009	JPY	44,000	832
Jersey, C.I. (0.7%)
Aldar Funding, Ltd.
5.77%, due 11/10/2011	1,000		1,775
Dana Gas Sukuk, Ltd.
7.50%, due 10/31/2012	1,420		1,506
Malaysia (0.9%)
Berjaya Land BHD
8.00%, due 08/15/2011	MYR	1,240	387
Feringghi Capital, Ltd. , Reg S
Zero Coupon, due 12/22/2009	600		723
IOI Capital BHD
Zero Coupon, due 12/18/2011	750		1,191
Rafflesia Capital, Ltd.
1.25%, due 10/04/2011 *	1,600		2,054
Resorts World BHD
Zero Coupon, due 09/19/2008	MYR	380	159
Singapore (0.3%)
Capitaland, Ltd.
2.10%, due 11/15/2016	SGD	500	386
Enercoal Resources Pte, Ltd.
Zero Coupon, due 06/22/2012	300		778
Keppel Land, Ltd.
2.50%, due 06/23/2013	SGD	400	338
Taiwan (0.0%)
Shin Kong Financial Holding Co., Ltd.
Zero Coupon, due 06/17/2009	20		21
United States (0.1%)
Cell Genesys, Inc.
3.13%, due 11/01/2011	$70		$46
McMoRan Exploration Co.
5.25%, due 10/06/2011	370		438
NABI Biopharmaceuticals
2.88%, due 04/15/2025	80		70
Total Convertible Bonds (cost $15,105)			18,207

	Shares	Value
INVESTMENT COMPANIES (3.5%)
Cayman Islands (0.1%)
Dragon Capital - Vietnam Enterprise Investments, Ltd.	108,768	538
United States (3.2%)
Consumer Staples Select Sector SPDR Fund	25,400	$690
Health Care Select Sector SPDR Fund	25,500	851
iShares Dow Jones US Telecommunications Sector Index Fund	17,900	472
iShares Dow Jones US Utilities Sector Index Fund	1,300	125
iShares Silver Trust	6,900	1,161
Streettracks Gold Trust	104,400	9,546
Telecom Holdrs Trust	4,600	157
Utilities Select Sector SPDR Fund	76,200	3,017
Vanguard Telecommunication Services Etf	500	34
Vietnam (0.2%)
Vinaland, Ltd.	647,100	906
Total Investment Companies (cost $14,228)		17,497

RIGHTS (0.0%)
Brazil (0.0%)
Banco Bradesco SA	138	1
Canada (0.0%)
Peak Gold LTD Warrants	41,000	6
India (0.0%)
Stat Bank of India-RTS @	2,480	36
Total Rights (cost $13)		43

Total Investment Securities (cost $448,925) #		$502,112

	Contracts (•)	Value
WRITTEN OPTIONS - 0.5%
Covered Call Options - 0.4%
American Commercial Jun08 Call
Call Strike $22.50
Expires 6/21/2008	170	31
American Commercial Jun08 Call
Call Strike $20.00
Expires 6/21/2008	28	8
American Commercial
Call Strike $17.50
Expires 3/22/2008	121	42
The St Joe Co.
Call Strike $45.00
Expires 1/17/2009	14	5

	Contracts (•)	Value
Burlington Northern
Call Strike $90.00
Expires 1/17/2009	194	$159
Circuit City
Call Strike $5.00
Expires 1/17/2009	124	22
Comcast Corp.-CL A
Call Strike $27.50
Expires 4/19/2008	452	q
Consol Energy, Inc.
Call Strike $45.00
Expires 1/17/2009	103	323
Corning, Inc.
Call Strike $25.00
Expires 1/17/2009	171	54
Corning, Inc.
Call Strike $30.00
Expires 1/17/2009	232	33
Dow Chemical
Call Strike $35.00
Expires 1/17/2009	168	103
Dupont
Call Strike $45.00
Expires 1/17/2009	110	49
Forster Wheeler
Call Strike $67.50
Expires 1/17/2009	22	36
General Motors
Call Strike $30.00
Expires 1/17/2009	103	44
General Motors
Call Strike $25.00
Expires 6/21/2008	109	56
Kraft Foods
Call Strike $30.00
Expires 1/17/2009	163	38
Lexmark International
Call Strike $35.00
Expires 1/17/2009	150	96
Mattel
Call Strike $17.50
Expires 1/17/2009	257	125
Norfolk Southern
Call Strike $55.00
Expires 1/17/2009	103	67
Panera Bread
Call Strike $40.00
Expires 1/17/2009	247	141
Polycom, Inc.
Call Strike $30.00
Expires 1/17/2009	290	68
The St Joe Co.
Call Strike $40.00
Expires 1/17/2009	38	21
The St Joe Co.
Call Strike $35.00
Expires 1/17/2009	111	97
The St Joe Co.
Call Strike $35.00
Expires 3/22/2008	92	$46
State Street Corp.
Call Strike $75.00
Expires 5/17/2008	23	27
State Street Corp.
Call Strike $80.00
Expires 5/17/2008	23	20
Unilever
Call Strike $30.00
Expires 1/17/2009	57	29
US Steel
Call Strike $110.00
Expires 1/17/2009	48	81
Valeant Pharm
Call Strike $12.50
Expires 1/17/2009	241	31
Valeant Pharmaceuticals International
Call Strike $15.00
Expires 1/17/2009	163	9
Xerox Corp.
Call Strike $20.00
Expires 1/17/2009	148	6
Put Options - 0.1%
Russell 2000 Index
Put Strike $670.00
Expires 3/22/2008	93	159
S&P 500 Index
Put Strike $1,400.00
Expires 3/22/2008	48	295
S&P 500 Index
Put Strike $1,425.00
Expires 3/22/2008	8	60
Sears Holdings
Put Strike $85.00
Expires 3/22/2008	22	5

Total Written Options (premiums: $1,828)		2,386

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts (•)	Date	Amount	(Depreciation)

10 Year Japan Government Bond	(4)	03/20/2008	$(551,000)	$(21)
10 Year US Note	(24)	03/30/2008	(2,801)	12
2 Year US Note	41	03/30/2008	8,741	(17)
90 Day Euro Dollar	(1)	09/14/2009	(242)	(5)
90 Day Euro Dollar	1	09/15/2008	244	6
DAX Index	7	03/20/2008	1,209	(51)
DJ Euro STOXX 50 Index	(38)	03/21/2008	(1,452)	125
FTSE 100 Index	(2)	03/21/2008	(117)	26
Hang Seng Index	(2)	02/27/2008	(2,349)	18
MSCI Taiwan Index	(14)	02/28/2008	(411)	8
Russell 2000 Index	(368)	03/20/2008	(26,312)	(284)
S&P 500 Index	34	03/17/2008	11,727	8
SPI 200 Index	(3)	03/15/2008	(422)	48
			$(563,185)	$(127)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Australian Dollar	(2,064)	02/14/2008	$(1,827)	$(12)
Australian Dollar	2,943	02/28/2008	2,551	67
Brazil Real	(4,318)	02/06/2008	(2,410)	(38)
Brazil Real	(586)	02/08/2008	(330)	(2)
Brazil Real	(4,318)	03/04/2008	(2,441)	4
Canadian Dollar	(1,468)	02/01/2008	(1,471)	15
Canadian Dollar	(1,766)	03/07/2008	(1,774)	23
Vietnamese Dong	3,612,150	05/08/2008	225	3
Vietnamese Dong	5,935,278	05/21/2008	371	1
Euro Dollar	13,129	02/15/2008	19,323	110
Euro Dollar	(3,267)	02/15/2008	(4,810)	(25)
Euro Dollar	337	02/29/2008	500	(1)
Hong Kong Dollar	(7,794)	02/28/2008	(1,000)	q
Indian Rupee	9,792	04/23/2008	225	22
Japanese Yen	1,641,480	02/08/2008	15,030	413
Japanese Yen	110,841	02/15/2008	1,010	33
Japanese Yen	1,535,190	02/29/2008	14,590	(125)
Japanese Yen	(202,346)	02/29/2008	(1,900)	(6)
Norwegian Krone	3,911	02/01/2008	700	q
Norwegian Krone	3,911	03/07/2008	718	19
Singapore Dollar	1,014	02/01/2008	707	8
Singapore Dollar	2,598	02/22/2008	1,823	11
Singapore Dollar	588	03/07/2008	415	1
Swedish Krona	7,569	02/01/2008	1,151	32
Swedish Krona	7,569	03/07/2008	1,184	(2)
Swiss Franc	4,753	02/15/2008	4,271	113
Swiss Franc	6,432	02/22/2008	5,885	48
Swiss Franc	3,795	02/29/2008	3,481	19
Swiss Franc	(657)	02/29/2008	(600)	(6)
Turkish Lira	(648)	02/28/2008	(533)	(15)
UAE Dirham	966	02/21/2008	267	(3)
UAE Dirham	950	11/24/2008	267	(3)
United Kingdom Pound	(764)	02/08/2008	(1,500)	(18)
United Kingdom Pound	(4,196)	02/15/2008	(8,265)	(72)
United Kingdom Pound	(1,230)	02/22/2008	(2,417)	(26)
United Kingdom Pound	(1,301)	02/28/2008	(2,551)	(32)
			$40,865	$556

FORWARD FOREIGN CROSS CURRENCY CONTRACTS

					Net Unrealized
				Settlement	Appreciation
Currency Bought		Currency Sold		Date	(Depreciation)
Japanese Yen	79,373	New Zealand Dollar	948	02/08/2008	5
Swiss Franc	218	Euro Dollar	135	02/22/2008	2
Swiss Franc	4,589	United Kingdom Pound	2,145	02/22/2008	(26)
Swiss Franc	5,418	United Kingdom Pound	2,522	02/28/2008	(9)
					$(28)

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
U.S. Government Obligation	16.1%	$80,940
Sovereign Government Obligation	8.6%	43,233
Oil, Gas & Consumable Fuels	6.9%	34,501
Capital Markets	5.5%	27,831
Insurance	4.7%	23,423
Diversified Financial Services	4.3%	21,416
Metals & Mining	4.3%	21,406
Pharmaceuticals	4.2%	21,257
Commercial Banks	4.0%	20,171
Diversified Telecommunication Services	2.7%	13,665
Food Products	2.6%	13,156
Road & Rail	2.6%	13,150
Industrial Conglomerates	2.5%	12,796
Wireless Telecommunication Services	2.2%	11,272
Automobiles	2.2%	11,177
Communications Equipment	1.8%	9,046
Software	1.6%	8,295
U.S. Government Agency Obligation	1.5%	7,509
Chemicals	1.3%	6,436
Beverages	1.2%	5,944
Energy Equipment & Services	1.1%	5,365
Real Estate Management & Development	1.1%	5,348
Electric Utilities	1.1%	5,287
Tobacco	1.0%	5,010
Health Care Providers & Services	1.0%	4,932
Independent Power Producers & Energy Traders	1.0%	4,880
Media	0.9%	4,671
Construction & Engineering	0.8%	4,119
Transportation Infrastructure	0.7%	3,612
Household Products	0.7%	3,466
Hotels, Restaurants & Leisure	0.7%	3,371
Computers & Peripherals	0.7%	3,321
Thrifts & Mortgage Finance	0.6%	3,092
Electronic Equipment & Instruments	0.6%	2,792
Construction Materials	0.5%	2,515
Household Durables	0.5%	2,377
Machinery	0.5%	2,288
Health Care Equipment & Supplies	0.4%	2,052
Derivative	0.4%	2,008
Aerospace & Defense	0.4%	1,981
Food & Staples Retailing	0.3%	1,750
Office Electronics	0.3%	1,463
Semiconductors & Semiconductor Equipment	0.3%	1,458
Marine	0.3%	1,327
Trading Companies & Distributors	0.3%	1,297
Internet Software & Services	0.2%	1,151
Electrical Equipment	0.2%	1,050
Biotechnology	0.2%	1,017
Building Products	0.2%	902
Gas Utilities	0.2%	879
Air Freight & Logistics	0.2%	870

Life Sciences Tools & Services	0.2%	837
Auto Components	0.1%	685
Paper & Forest Products	0.1%	589
Multi-Utilities	0.1%	572
Leisure Equipment & Products	0.1%	558
Consumer Finance	0.1%	472
Textiles, Apparel & Luxury Goods	0.1%	432
Containers & Packaging	0.1%	423
IT Services	0.1%	303
Personal Products	0.0%	252
Real Estate Investment Trusts	0.0%	208
Multiline Retail	0.0%	194
Asset-Backed Securities	0.0%	157
Specialty Retail	0.0%	115
Commercial Services & Supplies	0.0%	48
Internet & Catalog Retail	0.0%	28
Water Utilities	0.0%	15
Airlines	0.0%	11
Investment Securities, at value	99.2%	498,174
Short-Term Investments	0.8%	3,938
Total Investments	100.0%	$502,112

NOTES TO SCHEDULE OF INVESTMENTS

q	Value is less than $1.
*	Floating or variable rate note. Rate is listed as of January 31, 2008.
‡	Non-income producing.
•	Contract amounts are not in thousands.
(1)

At January 31, 2008, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at January 31, 2008 is $4,860.

(2)	In Default.
@	Securities valued as determined in good faith in accordance with procedures established by the Board of Trustees of Transamerica IDEX Mutual Funds.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $450,160. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $65,661 and $13,709, respectively. Net unrealized appreciation for tax purposes is $51,952.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities aggregated $4,546 or 0.91% of net assets of the Fund.

PCL	Public Company Limited
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts
TIPS	Treasury Inflation Protected Security
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canada Dollar
EUR	Euro Dollar
GBP	United Kingdom Pound
HKD	Hong Kong Dollar
INR	India Rupee
JPY	Japan Yen
MYR	Malaysia Ringgit
NZD	New Zealand Dollar
PLN	Poland New Zloty
SEK	Sweden Krona
SGD	Singapore Dollar

TA IDEX BlackRock Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.7%)
Aerospace & Defense (6.6%)
General Dynamics Corp.	35,000	$2,956
Honeywell International, Inc.	101,000	5,966
Lockheed Martin Corp.	50,000	5,396
Northrop Grumman Corp.	94,000	7,460
Raytheon Co.	105,000	6,840
United Technologies Corp.	110,000	8,075
Automobiles (0.5%)
Thor Industries, Inc. ^	82,000	2,896
Biotechnology (1.0%)
Biogen IDEC, Inc. ‡	93,000	5,668
Capital Markets (1.1%)
Goldman Sachs Group, Inc. (The)	31,000	6,224
Chemicals (3.8%)
Dow Chemical Co. (The)	183,000	7,075
Eastman Chemical Co.	39,000	2,577
Ei DU Pont de Nemours & Co.	118,000	5,331
Mosaic Co. (The) ‡	66,000	6,006
Commercial Banks (0.9%)
Comerica, Inc.	115,000	5,016
Communications Equipment (1.8%)
ADC Telecommunications, Inc. ‡	328,000	4,851
Juniper Networks, Inc. ‡	183,000	4,969
Computers & Peripherals (3.3%)
EMC Corp. ‡	241,000	3,825
Hewlett-Packard Co.	117,000	5,119
International Business Machines Corp.	74,000	7,943
QLogic Corp. ‡	38,000	543
Western Digital Corp. ‡	42,000	1,111
Construction & Engineering (0.2%)
Shaw Group, Inc. (The) ‡	22,000	1,243
Diversified Consumer Services (0.1%)
Service Corp. International	64,000	770
Diversified Financial Services (5.1%)
Bank of America Corp.	99,000	4,391
JPMorgan Chase & Co.	382,000	18,164
Nasdaq Stock Market Inc/The ‡	126,000	5,830
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	224,000	8,622
CenturyTel, Inc.	94,000	3,469
Qwest Communications International, Inc.	751,000	4,416
Electric Utilities (0.5%)
CMS Energy Corp.	159,000	2,492
Electronic Equipment & Instruments (0.8%)
Agilent Technologies, Inc. ‡	133,000	4,510
Energy Equipment & Services (1.7%)
Ensco International, Inc.	106,000	5,419
Tidewater, Inc.	85,000	4,501
Food & Staples Retailing (1.1%)
Kroger Co. (The)	229,000	5,828
Food Products (1.0%)
HJ Heinz Co.	128,000	5,448
Health Care Providers & Services (6.0%)
Aetna, Inc.	109,000	$5,805
AmerisourceBergen Corp. Class A	106,000	4,945
Humana, Inc. ‡	63,000	5,059
McKesson Corp.	83,000	5,211
Medco Health Solutions, Inc. ‡	108,000	5,409
WellPoint, Inc. ‡	94,000	7,351
Hotels, Restaurants & Leisure (1.8%)
McDonald’s Corp.	182,000	9,746
Household Products (1.0%)
Colgate-Palmolive Co.	72,000	5,544
Independent Power Producers & Energy Traders (1.0%)
NRG Energy, Inc. ‡	142,000	5,480
Industrial Conglomerates (2.9%)
General Electric Co.	459,000	16,253
Insurance (12.7%)
ACE, Ltd.	128,000	7,467
Allstate Corp. (The)	121,000	5,962
American Financial Group, Inc.	79,500	2,205
American International Group, Inc.	265,000	14,617
Chubb Corp.	148,000	7,665
Hartford Financial Services Group, Inc.	38,000	3,069
Loews Corp.	136,000	6,350
MetLife, Inc.	131,000	7,725
SAFECO Corp.	27,000	1,441
Travelers Cos., Inc. (The) ‡	167,000	8,033
XL Capital, Ltd. Class A	133,000	5,985
IT Services (1.1%)
Computer Sciences Corp. ‡	118,000	4,994
Electronic Data Systems Corp.	66,000	1,326
Machinery (4.6%)
AGCO Corp. ‡^	94,000	5,661
Deere & Co.	105,000	9,215
ITT Corp.	30,000	1,783
Parker Hannifin Corp.	61,000	4,124
SPX Corp.	47,000	4,728
Media (1.5%)
Walt Disney Co. (The)	269,000	8,051
Multiline Retail (0.4%)
Dollar Tree Stores, Inc. ‡	69,000	1,933
Office Electronics (0.6%)
Xerox Corp.	221,000	3,403
Oil, Gas & Consumable Fuels (21.2%)
Chevron Corp.	243,000	20,534
ConocoPhillips	209,000	16,787
Exxon Mobil Corp.	440,000	38,016
Frontier Oil Corp.	135,000	4,761
Marathon Oil Corp.	172,000	8,058
Noble Energy, Inc.	83,000	6,024
Occidental Petroleum Corp.	148,000	10,045
Sunoco, Inc.	71,000	4,416
Tesoro Corp.	97,000	3,788
Valero Energy Corp.	92,000	5,445

	Shares	Value
Paper & Forest Products (1.1%)
International Paper Co. ^	187,000	$6,031
Pharmaceuticals (5.9%)
Eli Lilly & Co.	141,000	7,264
Merck & Co., Inc.	143,000	6,618
Pfizer, Inc.	823,000	19,250
Road & Rail (1.2%)
CSX Corp.	135,000	6,545
Semiconductors & Semiconductor Equipment (1.3%)
Integrated Device Technology, Inc. ‡	204,000	1,520
Intersil Corp. Class A	88,000	2,027
KLA-Tencor Corp.	93,000	3,885
Software (1.5%)
CA, Inc.	121,000	2,666
Compuware Corp. ‡	450,000	3,825
McAfee, Inc. ‡	47,000	1,582
Specialty Retail (0.6%)
Gap, Inc. (The)	171,000	3,270
Trading Companies & Distributors (0.7%)
WW Grainger, Inc.	49,000	3,899
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	15,000	791

Total Common Stocks (cost $517,719)		554,537

INVESTMENT COMPANIES (0.4%)
Capital Markets (0.4%)
Merrill Lynch Money Market Mutual Fund	2,291	2,291
Total Investment Companies (cost $2,291)		2,291

Total Securities Lending Collateral (cost $8,184) (1)		8,184

Total Investment Securities (cost $528,194) #		$565,012

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $7,886.
‡	Non-income producing.
(1)

Cash collateral for the Repurchase Agreements, valued at $1,605, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $529,857.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $62,092 and $26,937, respectively.  Net unrealized appreciation for tax purposes is $35,155.

TA IDEX BlackRock Natural Resources

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (112.2%)
Chemicals (0.7%)
Ei DU Pont de Nemours & Co.	9,500	$429
Praxair, Inc.	5,000	405
Energy Equipment & Services (33.2%)
Acergy SA	24,200	441
Baker Hughes, Inc.	31,800	2,065
BJ Services Co.	26,900	585
Cameron International Corp. ‡	53,200	2,142
Complete Production Services, Inc. ‡	11,800	188
Diamond Offshore Drilling, Inc.	14,100	1,592
Dresser-Rand Group, Inc. ‡	51,300	1,626
Dril-Quip, Inc. ‡	16,100	781
Ensco International, Inc.	9,100	465
Exterran Holdings, Inc. ‡	130	8
FMC Technologies, Inc. ‡^	40,700	1,960
Grant Prideco, Inc. ‡	13,500	672
Halliburton Co.	40,000	1,327
Helmerich & Payne, Inc.	26,200	1,028
Hercules Offshore, Inc. ‡^	17,800	410
Nabors Industries, Ltd. ‡	18,500	504
National Oilwell Varco, Inc. ‡^	62,600	3,770
Noble Corp.	40,500	1,773
Oil States International, Inc. ‡^	22,500	789
Pride International, Inc. ‡	19,500	618
Rowan Cos., Inc.	13,200	449
Saipem SpA	45,300	1,567
Schlumberger, Ltd.	21,700	1,637
Smith International, Inc.	27,800	1,507
Technip SA	18,500	1,199
Tesco Corp. ‡	30,300	683
Transocean, Inc.	42,321	5,189
Trican Well Service, Ltd.	12,400	168
Weatherford International, Ltd. ‡	49,800	3,078
Gas Utilities (1.3%)
Equitable Resources, Inc.	27,900	1,555
Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc. Class A ‡	700	5
Metals & Mining (10.5%)
Alcoa, Inc.	6,500	215
Alumina, Ltd.	42,300	198
Aluminum Corp. of China, Ltd. ^	54,800	1,986
Barrick Gold Corp.	14,300	735
BHP Billiton, Ltd.	17,300	578
Cia Vale do Rio Doce ^	49,800	1,493
Eldorado Gold Corp. ‡	115,400	756
Goldcorp, Inc.	38,200	1,415
Hudbay Minerals, Inc. ‡	53,700	984
Inmet Mining Corp.	3,700	271
Newcrest Mining, Ltd.	42,795	1,349
Newmont Mining Corp.	2,400	130
Southern Copper Corp. ^	12,600	1,182
Teck Cominco, Ltd. Class B	24,916	810
Oil, Gas & Consumable Fuels (65.2%)
Addax Petroleum Corp.	13,000	$521
Apache Corp.	36,200	3,455
Arch Coal, Inc.	9,900	436
Bill Barrett Corp. ‡^	2,800	117
BP PLC	5,300	338
Cabot Oil & Gas Corp.	25,100	971
Canadian Natural Resources, Ltd.	25,100	1,599
Carrizo Oil & Gas, Inc. ‡	16,300	794
Chevron Corp.	39,800	3,363
Cimarex Energy Co.	5,600	229
CNOOC, Ltd.	9,000	1,312
Coastal Energy Co. ‡	137,550	626
Compton Petroleum Corp. ‡	56,700	544
ConocoPhillips	36,500	2,932
Consol Energy, Inc.	19,500	1,424
Crew Energy, Inc. ‡	77,300	712
Devon Energy Corp.	56,300	4,784
EnCana Corp.	35,200	2,311
ENI SpA	5,300	342
EOG Resources, Inc.	60,200	5,269
Exxon Mobil Corp.	36,900	3,188
Forest Oil Corp. ‡	13,100	592
Hess Corp.	21,800	1,980
Holly Corp.	8,000	387
Husky Energy, Inc.	29,000	1,196
Kereco Energy, Ltd. ‡	32,400	124
Marathon Oil Corp.	40,700	1,907
Mariner Energy, Inc. ‡	10,600	266
Murphy Oil Corp.	70,700	5,199
Newfield Exploration Co. ‡	19,700	983
Nexen, Inc.	32,400	924
Noble Energy, Inc.	18,100	1,314
Occidental Petroleum Corp.	34,400	2,335
Oilexco, Inc. ‡	22,500	286
Pan Orient Energy Corp. ‡	61,600	728
Paramount Resources, Ltd. Class A ‡	19,800	291
Patriot Coal Corp. ‡^	3,970	158
Peabody Energy Corp.	39,700	2,145
Petro-Canada	34,200	1,548
Petroleo Brasileiro SA ^	14,400	1,600
Proex Energy, Ltd. ‡	42,500	589
Range Resources Corp.	44,800	2,339
Sikanni Services LTD -144A ‡	400,000	79
Southwestern Energy Co. ‡	8,900	498
Suncor Energy, Inc.	35,000	3,277
Sunoco, Inc.	7,300	454
Talisman Energy, Inc.	158,800	2,498
Total SA	26,000	1,892
Tristar Oil And Gas, Ltd. ‡	61,348	767
Tusk Energy Corp. ‡	192,200	299
Uranium One, Inc. ‡	34,300	237
Uts Energy Corp. ‡	82,500	435
Valero Energy Corp.	25,400	1,503

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.	19,400	$620
XTO Energy, Inc.	7,375	383
Paper & Forest Products (0.7%)
Votorantim Celulose E Papel SA ‡	26,400	780
Transportation Infrastructure (0.6%)
Aegean Marine Petroleum Network, Inc.	19,900	650

Total Common Stocks (cost $104,791)		129,247

Total Securities Lending Collateral (cost $12,272) (1)		12,272

Total Investment Securities (cost $117,063) #		$141,519

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $11,898.
‡	Non-income producing.
(1)

Cash collateral for the Repurchase Agreements, valued at $2,407, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $117,068. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $26,581 and $2,130, respectively. Net unrealized appreciation for tax purposes is $24,451.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2008, these securities aggregated $79 or 0.07% of net assets of the Fund.

TA IDEX Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.3%)
Real Estate Investment Trusts (0.3%)
Commonwealth Property Office Fund REIT	722,500	$913
Total Convertible Preferred Stocks (cost $934)		913

COMMON STOCKS (95.8%)
Hotels, Restaurants & Leisure (0.2%)
Mandarin Oriental International, Ltd.	318,900	635
Real Estate Investment Trusts (65.0%)
AMB Property Corp. REIT	45,600	2,307
Ascendas Real Estate Investment Trust REIT ‡	1,014,700	1,572
AvalonBay Communities, Inc. REIT	30,990	2,912
BioMed Realty Trust, Inc. REIT ^	48,200	1,112
Boston Properties, Inc. REIT ^	87,500	8,043
BRE Properties, Inc. Class A REIT	46,000	2,005
British Land Co. PLC REIT	205,800	4,165
Brixton PLC REIT	107,600	754
Calloway Real Estate Investment Trust REIT-144A ‡	40,600	876
Calloway Real Estate Investment Trust REIT	41,500	895
CapitaMall Trust REIT ‡	1,522,300	3,224
CFS Retail Property Trust REIT	1,333,100	2,542
Corio NV REIT	58,270	4,792
Corporate Office Properties Trust SBI MD REIT ^	32,800	1,051
DB Rreef Trust REIT	1,342,654	1,937
Derwent London PLC REIT	152,129	4,163
Douglas Emmett, Inc. REIT ^	84,200	1,924
Equity One, Inc. REIT ^	39,300	928
Equity Residential REIT ^	18,600	696
Essex Property Trust, Inc. REIT ^	20,400	2,114
Eurocommercial Properties NV REIT @	25,180	1,333
Extra Space Storage, Inc. REIT ^	70,500	1,067
Federal Realty Investment Trust REIT ^	83,100	6,133
Felcor Lodging Trust, Inc. REIT	21,800	295
General Growth Properties, Inc. REIT	89,260	3,260
Goodman Group	1,117,184	4,491
GPT Group REIT	585,984	1,994
Great Portland Estates PLC REIT	118,900	1,150
Hammerson PLC REIT	206,600	4,693
Health Care Property Investors, Inc. REIT ^	116,800	3,552
Health Care REIT, Inc. REIT ^	36,300	1,557
Highwoods Properties, Inc. REIT	51,800	1,550
Home Properties, Inc. REIT ^	38,800	1,862
Host Hotels & Resorts, Inc. REIT	177,043	2,964
ING Industrial Fund REIT	590,300	1,074
Japan Logistics Fund, Inc. Class A REIT	212	1,324
Japan Real Estate Investment Corp. Class A REIT	304	3,557
Japan Retail Fund Investment Corp. Class A REIT	236	1,501
Kenedix Realty Investment Corp. Class A REIT	138	$901
Kilroy Realty Corp. REIT	27,700	1,358
Kimco Realty Corp. REIT ^	131,100	4,695
Klepierre REIT	14,430	767
Land Securities Group PLC REIT	264,880	8,444
LaSalle Hotel Properties REIT	21,700	595
Link REIT (The)	1,279,000	3,255
Macerich Co. (The) REIT ^	59,600	4,075
Macquarie Countrywide Trust REIT	942,370	1,270
Macquarie Ddr Trust REIT	681,700	425
Macquarie Meag Prime REIT Class Trabajo share ‡	814,800	610
Mercialys SA REIT	55,320	2,058
Mirvac Group REIT	827,364	3,741
Nationwide Health Properties, Inc. REIT ^	106,700	3,367
New City Residence Investment Corp. Class A REIT	204	794
Nippon Accommodations Fund, Inc. Class A REIT	149	847
Nippon Building Fund, Inc. Class A REIT	247	2,875
Nomura Real Estate Residential Fund, Inc. Class A REIT	137	643
Omega Healthcare Investors, Inc. REIT ^	107,100	1,767
Post Properties, Inc. REIT	35,200	1,488
ProLogis REIT ^	122,600	7,276
Public Storage, Inc. REIT	42,700	3,341
Regency Centers Corp. REIT	84,200	5,172
RioCan Real Estate Investment Trust REIT	126,900	2,687
Segro PLC REIT	317,600	3,210
SILIC REIT	9,797	1,312
Simon Property Group, Inc. REIT ^	153,600	13,729
SL Green Realty Corp. REIT ^	48,800	4,529
Societe de La Tour Eiffel REIT	4,920	637
Stockland REIT	837,200	5,501
Strategic Hotels & Resorts, Inc. REIT	42,200	606
Tanger Factory Outlet Centers REIT ^	61,900	2,326
Taubman Centers, Inc. REIT	57,800	2,899
Valad Property Group REIT	639,225	616
Ventas, Inc. REIT ^	161,600	7,143
Vornado Realty Trust REIT	45,500	4,113
Westfield Group REIT	1,078,243	18,048
Real Estate Management & Development (30.6%)
Ascott Group, Ltd. (The)	589,800	728
Br Malls Participacoes SA ‡	130,700	1,356
Brookfield Properties Corp. ^	114,050	2,316
Capitaland, Ltd.	626,600	2,653
Cheung Kong Holdings, Ltd.	818,100	13,267
Citycon OYJ ^ @	636,785	3,515
Conwert Immobilien Invest Se ‡ @	39,130	629

	Shares	Value
Real Estate Management & Development (continued)
Hang Lung Group, Ltd.	699,548	$3,247
Hang Lung Properties, Ltd.	805,100	3,188
Hongkong Land Holdings, Ltd.	339,100	1,594
Hufvudstaden AB Class A ^	118,900	1,147
Keppel Land, Ltd.	120,100	532
Kerry Properties, Ltd.	466,200	3,143
Mitsubishi Estate Co., Ltd.	583,800	15,718
Mitsui Fudosan Co., Ltd.	536,100	12,439
NTT Urban Development Corp.	551	876
Psp Swiss Property AG ‡	40,200	2,274
Safestore Holdings, Ltd.	851,000	2,563
Shui On Land, Ltd.	858,800	904
Sino Land Co.	815,500	2,506
Sumitomo Realty & Development Co., Ltd.	74,300	1,858
Sun Hung KAI Properties, Ltd.	545,245	10,821
Unibail-Rodamco	56,280	13,300
Wharf Holdings, Ltd. @	420,350	2,265
Total Common Stocks (cost $306,412)		321,963

	Contracts (•)	Value
PURCHASED OPTIONS (0.4%)
Covered Call Options (0.4%)
Brascan Residential Properties
Call Strike $0.00
Expires 10/22/2008	306,100	1,577
Total Purchased Options (cost $2,155)		1,577

	Shares	Value
INVESTMENT COMPANIES (0.5%)
Real Estate Management & Development (0.5%)
ProLogis European Properties REIT	116,600	1,754
Total Investment Companies (cost $1,638)		1,754

WARRANTS (0.0%)
Real Estate Management & Development (0.0%)
China Overseas Land & Investment, Ltd.
Expiration: 08/27/2008, (Exercise Price: $12.50 HKD)	39,050	12
Total Warrants (cost $0)		12

Total Securities Lending Collateral (cost $57,702) (1)		57,702

Total Investment Securities (cost $368,841) #		$383,921

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Real Estate Investment Trusts	57.2%	$219,402
Real Estate Management & Development	27.2%	104,605
Derivative	0.4%	1,577
Hotels, Restaurants & Leisure	0.2%	635
Investment Securities, at value	85%	326,219
Short-Term Investments	15%	57,702
Total Investments	100.0%	$383,921

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $55,904.
‡	Non-income producing.
@	Securities valued as determined in good faith in accordance with procedures established by the Board of Trustees of Transamerica IDEX Mutual Funds.
•	Contract amounts are not in thousands.
(1)

Cash collateral for the Repurchase Agreements, valued at $11,317, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $387,107. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $12,073 and $15,259, respectively. Net unrealized depreciation for tax purposes is $3,186.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities aggregated $876 or 0.26% of net assets of the Fund.

REIT	Real Estate Investment Trust
SBI	Shares Beneficial Interest
HKD	Hong Kong Dollar

TA IDEX Evergreen Health Care

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (1.0%)
Health Care Equipment & Supplies (1.0%)
Fresenius AG	42,630	$3,316
Total Preferred Stocks (cost $2,298)		3,316

COMMON STOCKS (94.4%)
Biotechnology (20.3%)
Alexion Pharmaceuticals, Inc. ‡^	82,428	5,384
Amgen, Inc. ‡	74,114	3,453
Antisoma PLC ‡	1,805,000	796
Applera Corp. - Celera Group ‡	144,985	2,221
Biogen IDEC, Inc. ‡	40,147	2,447
BioMarin Pharmaceuticals, Inc. ‡^	140,156	5,194
Celgene Corp. ‡	57,067	3,202
Cephalon, Inc. ‡^	63,500	4,168
Cepheid, Inc. ‡^	117,960	3,603
Genentech, Inc. ‡	25,023	1,756
Human Genome Sciences, Inc. ‡^	192,653	1,075
Incyte Corp. ‡^	247,510	2,965
Indevus Pharmaceuticals, Inc. ‡ @	188,440	q
Indevus Pharmaceuticals, Inc. ‡^	282,704	1,801
Isis Pharmaceuticals, Inc. ‡^	268,477	4,188
Orchid Cellmark, Inc. ‡	323,251	1,607
OSI Pharmaceuticals, Inc. ‡^	82,164	3,277
Regeneron Pharmaceuticals, Inc. ‡	97,595	1,979
Sequenom, Inc. ‡	100,200	831
Theratechnologies, Inc. ‡	560,000	5,110
Theravance, Inc. ‡^	169,000	3,334
United Therapeutics Corp. ‡^	36,000	3,023
Vertex Pharmaceuticals, Inc. ‡	144,000	2,932
Chemicals (6.8%)
Bayer AG	223,777	18,285
Syngenta AG	12,748	3,350
Computers & Peripherals (0.1%)
Medipattern Corp. (The) ‡	159,723	238
Food & Staples Retailing (2.6%)
CVS Caremark Corp.	210,487	8,224
Health Care Equipment & Supplies (23.7%)
Abiomed, Inc. ‡^	141,712	2,140
Arthrocare Corp. ‡^	80,500	3,222
Axis-Shield PLC ‡	40,000	192
Baxter International, Inc.	55,500	3,371
Beckman Coulter, Inc.	52,000	3,458
Becton Dickinson & Co.	40,000	3,461
Boston Scientific Corp. ‡	256,000	3,105
Covidien, Ltd.	101,000	4,508
Ev3, Inc. ‡^	243,000	2,126
GEN-Probe, Inc. ‡	100,607	5,750
Hologic, Inc. ‡^	58,000	3,733
Hospira, Inc. ‡	84,136	3,459
Invacare Corp.	71,500	1,740
Inverness Medical Innovations, Inc. ‡^	103,000	4,640
Medtronic, Inc.	125,000	5,821
Nmt Medical, Inc. ‡	232,041	1,258
Smith & Nephew PLC	229,122	3,115
St Jude Medical, Inc. ‡	88,709	3,594
Synthes, Inc.	26,000	$3,318
Thoratec Corp. ‡^	189,000	3,024
Trans1, Inc. ‡^	100,000	1,459
Varian Medical Systems, Inc. ‡	70,000	3,639
Zoll Medical Corp. ‡	179,000	4,772
Health Care Providers & Services (9.1%)
Brookdale Senior Living, Inc. ^	60,042	1,340
Cardinal Health, Inc.	116,000	6,724
Emeritus Corp. ‡^	187,000	4,142
Fresenius Medical Care AG	63,348	3,246
McKesson Corp.	59,000	3,705
Medco Health Solutions, Inc. ‡	51,000	2,554
WellPoint, Inc. ‡	92,208	7,211
Health Care Technology (0.2%)
Medipattern Corp. (The) ‡	422,400	628
Life Sciences Tools & Services (10.3%)
Amag Pharmaceuticals, Inc. ‡	107,859	5,561
Applera Corp. - Applied Biosystems Group	97,924	3,088
Bio-Rad Laboratories, Inc. Class A ‡	38,891	3,703
ENZO Biochem, Inc. ‡^	350,000	3,269
Helicos Biosciences Corp. ‡	100,500	1,256
PerkinElmer, Inc.	108,000	2,688
Pharmaceutical Product Development, Inc.	90,500	3,924
Qiagen NV ‡^	89,000	1,816
Sequenom, Inc. ‡	102,108	846
Thermo Fisher Scientific, Inc. ‡	125,542	6,464
Pharmaceuticals (21.3%)
Abbott Laboratories	118,251	6,657
Auxilium Pharmaceuticals, Inc. ‡^	164,000	5,609
Bristol-Myers Squibb Co.	155,398	3,604
Chugai Pharmaceutical Co., Ltd.	151,500	2,002
Eurand NV ‡^	185,164	2,626
Forest Laboratories, Inc. ‡	145,000	5,767
Inspire Pharmaceuticals, Inc. ‡	130,000	581
Ipsen	124,505	6,910
Merck & Co., Inc.	130,395	6,035
Merck KGAA	41,986	5,171
Novartis AG	55,377	2,803
NOVO Nordisk A/S Class B	59,200	3,719
Roche Holding AG	19,235	3,480
Schering-Plough Corp.	165,205	3,233
Sepracor, Inc. ‡^	102,000	2,880
Shire PLC	168,000	3,010
Sirtris Pharmaceuticals, Inc. ‡^	49,400	596
Spectrum Pharmaceuticals, Inc. ‡	287,034	732
Teva Pharmaceutical Industries, Ltd. ^	40,000	1,841
Total Common Stocks (cost $274,822)		298,769

	Shares	Value
WARRANTS (0.0%)
Pharmaceuticals (0.0%)
MannKind Corp. -144A
Expiration: 08/05/2020, Exercise Price: $0.00 §	30,624	$ q
Poniard Pharmaceuticals, Inc. -144A
Expiration: 12/08/2008, Exercise Price: $6.00 §	1,200	q
Total Warrants (cost $1)		q

Total Securities Lending Collateral (cost $70,800) (1)		70,800

Total Investment Securities (cost $347,921) #		$372,885

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)

Canadian Dollar	85	02/13/2008	$85	$ q
			$85	$ q

NOTES TO SCHEDULE OF INVESTMENTS

q	Value is less than $1.
^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $67,732.
§	Illiquid. At January 31, 2008, these securities aggregated $0, or 0.00%, of total investment securities of the Fund.
‡	Non-income producing.
@	Securities valued as determined in good faith in accordance with procedures established by the Board of Trustees of Transamerica IDEX Mutual Funds.
(1)

Cash collateral for the Repurchase Agreements, valued at $13,886, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $349,316. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $47,398 and $23,829, respectively. Net unrealized appreciation for tax purposes is $23,569.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2008, these securities aggregated $0 or 0.0% of net assets of the Fund.

TA IDEX Evergreen International Small Cap

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.1%)
Canada (0.1%)
Eveready Income Fund	174,100	$568
Total Convertible Preferred Stocks (cost $810)		568

COMMON STOCKS (96.6%)
Argentina (0.6%)
IRSA Inversiones y Representaciones SA ‡	261,280	3,368
Australia (1.1%)
QBE Insurance Group, Ltd.	222,028	5,611
Belgium (3.2%)
Ackermans & Van Haaren	59,167	5,787
Umicore	48,512	11,037
Bermuda (1.1%)
China Gas Holdings, Ltd.	14,068,000	4,031
Chinese Estates Holdings, Ltd.	1,142,000	1,896
Brazil (0.6%)
Empresa Brasileira de Aeronautica SA ‡	68,842	2,988
Canada (0.5%)
BCE, Inc.	49,300	1,707
Rocky Mountain Dealership ‡	77,000	794
Cayman Islands (1.4%)
SINA Corp. ‡	180,928	7,183
China (0.3%)
Sinotrans, Ltd. Class H	5,201,000	1,783
Finland (3.2%)
Amer Sports OYJ Class A ^	79,150	1,522
Nokian Renkaat OYJ	442,997	15,038
France (19.2%)
Carbone Lorraine	104,188	5,497
Carrefour SA	330,382	23,170
Eurofins Scientific	96,089	10,062
FLO Groupe §	339,956	3,585
Michelin (C.G.D.E.) Class B	164,480	15,808
Neopost SA	72,210	7,304
Remy Cointreau SA	77,468	4,653
Rhodia SA ‡	453,046	12,596
Scor Se §	224,915	4,653
Sechilienne-Sidec	81,680	4,961
Societe BIC SA	34,472	2,147
Technip SA	90,381	5,814
Germany (11.1%)
Adidas AG	424,584	26,969
Bauer AG	59,546	3,515
Bilfinger Berger AG	24,657	1,533
Continental AG	43,810	4,530
D+S Europe AG ‡	305,234	4,141
Hamburger Hafen Und Logistik AG ‡	35,088	2,588
Hochtief AG	18,213	1,827
Leoni AG	82,721	3,419
Mtu Aero Engines Holding AG	78,498	4,191
Patrizia Immobilien AG ^	183,045	1,196
Software AG	50,827	3,845
Greece (1.0%)
Intralot SA	140,388	$2,359
J&P-Avax SA	179,532	1,488
Terna Energy SA ‡	129,600	1,278
Hong Kong (0.2%)
Sino Land Co.	406,000	1,248
Italy (4.7%)
Astaldi SpA	408,903	2,609
CIR-Compagnie Industriali Riunite SpA	250,341	778
Davide Campari-Milano SpA	572,265	4,703
Erg SpA	76,099	1,232
GEOX SpA	298,002	5,074
Gruppo Coin SpA ‡	833,649	5,537
Impregilo SpA ‡	516,722	2,812
Telecom Italia SpA	676,783	1,548
Japan (12.3%)
Ariake Japan Co., Ltd. ^	140,200	2,058
Bank of Yokohama, Ltd. (The)	227,000	1,488
Capcom Co., Ltd.	300,700	7,316
Isetan Co., Ltd.	219,000	2,594
Kawasaki Heavy Industries, Ltd.	444,000	1,128
Koei Co., Ltd. ^	91,100	1,563
Megachips Corp. ^	78,700	1,076
Message Co., Ltd.	1,238	2,304
Mitsubishi Gas Chemical Co., Inc.	199,000	1,853
Nidec Corp.	42,100	2,772
Nipponkoa Insurance Co., Ltd.	250,000	2,301
Nissha Printing Co., Ltd.	106,800	3,595
Okumura Corp. ^	532,000	2,968
Square Enix Co., Ltd.	216,300	6,244
Sugi Pharmacy Co., Ltd. ^	220,900	6,068
Sumitomo Bakelite Co., Ltd.	281,000	1,493
Sundrug Co., Ltd.	236,000	6,009
Toho Co., Ltd./Tokyo	103,800	2,541
Tokuyama Corp.	205,000	1,467
Tokyo Tatemono Co., Ltd.	348,000	2,961
Toray Industries, Inc.	619,000	4,216
Jersey, C.I. (0.6%)
Randgold Resources, Ltd.	66,528	3,174
Korea, Republic of (1.0%)
Lotte Confectionery Co., Ltd.	1,481	2,363
Taeyoung Engineering & Construction	277,850	2,813
Mexico (0.4%)
Alsea SAB de CV	1,555,700	1,919
Netherlands (3.6%)
Boskalis Westminster	238,998	12,959
Koninklijke BAM Groep NV	189,045	3,561
SBM Offshore NV	68,519	1,980
Norway (0.5%)
Aker Yards AS	282,000	2,523
Papua New Guinea (0.5%)
Lihir Gold, Ltd. ‡	786,838	2,550
Singapore (0.7%)
Capitacommercial Trust REIT ‡	1,249,000	1,849

	Shares	Value
Singapore (continued)
Starhub, Ltd.	785,833	$1,649
Spain (8.4%)
CIA de Distribucion Integral Logista SA	170,391	13,416
Cintra Concesiones de Infraestructuras de Transporte SA	334,903	4,855
Grifols SA	381,377	9,279
La Seda de Barcelona SA	1,250,349	2,488
Promotora de Informaciones SA ^	299,802	4,743
Tecnicas Reunidas SA	82,168	4,970
Uralita SA	537,925	4,214
Switzerland (2.5%)
Lindt & Spruengli AG	1,499	4,673
Logitech International SA ‡	283,199	8,571
Taiwan (0.4%)
Tatung Co., Ltd. ‡	3,852,000	1,917
United Kingdom (17.5%)
AMEC PLC	308,038	4,238
Arriva PLC	454,523	6,696
BAE Systems PLC	273,124	2,544
Balfour Beatty PLC	1,075,328	9,159
Carphone Warehouse Group PLC ^	863,542	5,685
Charter PLC ‡	233,956	3,259
FirstGroup PLC	398,602	5,283
Game Group PLC	2,418,641	9,635
ICAP PLC	331,984	4,493
Kelda Group PLC @	200,320	4,344
National Express Group PLC	221,975	5,230
Pennon Group PLC	313,410	4,142
Premier Oil PLC ‡	50,946	1,326
RAB Capital PLC ^	752,094	1,186
Regent Inns PLC ‡	998,450	367
Rexam PLC	467,120	3,915
Serco Group PLC	905,445	7,580
Smiths Group PLC	225,615	4,501
Stagecoach Group PLC	972,714	4,690
Stagecoach Group PLC ‡ @	1,316,695	q
Tullett Prebon PLC	303,816	3,142
Total Common Stocks (cost $470,599)		503,311

Total Securities Lending Collateral (cost $23,401) (1)		23,401

Total Investment Securities (cost $494,810) #		$527,280

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought(Sold)	(Depreciation)

Euro Dollar	29,300	02/15/2008	$43,402	$(33)
Euro Dollar	(29,300)	02/15/2008	(42,819)	(550)
			$86,221	$(583)

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Construction & Engineering	10.3%	$54,453
Auto Components	7.4%	38,796
Food & Staples Retailing	6.7%	35,246
Textiles, Apparel & Luxury Goods	6.5%	34,531
Chemicals	6.2%	32,662
Road & Rail	4.2%	21,899
Specialty Retail	4.0%	20,856
Software	3.6%	18,968
Commercial Services & Supplies	3.3%	17,463
Trading Companies & Distributors	2.5%	13,416
Insurance	2.4%	12,565
Computers & Peripherals	2.2%	11,563
Real Estate Management & Development	2.0%	10,669
Life Sciences Tools & Services	1.9%	10,062
Aerospace & Defense	1.8%	9,722
Beverages	1.8%	9,356
Biotechnology	1.8%	9,279
Food Products	1.7%	9,094
Capital Markets	1.7%	8,821
Water Utilities	1.6%	8,486
Energy Equipment & Services	1.6%	8,362
Hotels, Restaurants & Leisure	1.6%	8,230
Machinery	1.5%	7,704
Transportation Infrastructure	1.4%	7,443
Office Electronics	1.4%	7,304
Media	1.4%	7,284
Internet Software & Services	1.4%	7,183
Diversified Financial Services	1.1%	5,787
Metals & Mining	1.1%	5,725
Electrical Equipment	1.0%	5,497
Industrial Conglomerates	1.0%	5,280
Multi-Utilities	0.9%	4,962
Building Products	0.8%	4,214
Gas Utilities	0.8%	4,031
Containers & Packaging	0.7%	3,915
Diversified Telecommunication Services	0.6%	3,255
Electronic Equipment & Instruments	0.5%	2,772
Multiline Retail	0.5%	2,594
Oil, Gas & Consumable Fuels	0.5%	2,558
Health Care Providers & Services	0.4%	2,304
Real Estate Investment Trusts	0.3%	1,849
Air Freight & Logistics	0.3%	1,783
Wireless Telecommunication Services	0.3%	1,648
Leisure Equipment & Products	0.3%	1,522
Commercial Banks	0.3%	1,488
Independent Power Producers & Energy Traders	0.2%	1,278
Investment Securities, at value	95.5%	503,879
Short-Term Investments	4.5%	23,401
Total Investments	100.0%	$527,280

NOTES TO SCHEDULE OF INVESTMENTS

q	Value is less than $1.
^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $21,986.
§	Illiquid. At January 31, 2008, these securities aggregated $8,238, or 1.58%, of total investment securities of the Fund.
‡	Non-income producing.
@	Securities valued as determined in good faith in accordance with procedures established by the Board of Trustees of Transamerica IDEX Mutual Funds.
(1)

Cash collateral for the Repurchase Agreements, valued at $4,590, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $495,915. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $76,404 and $45,039, respectively. Net unrealized appreciation for tax purposes is $31,365.

DEFINITIONS:

REIT	Real Estate Investment Trust

TA IDEX Federated Market Opportunity

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (17.0%)
U.S. Treasury Inflation Indexed Note, TIPS
2.38%, due 04/15/2011 ^	$2,117		$2,245
U.S. Treasury Note
3.50%, due 02/15/2010 ^		4,000	4,106
4.75%, due 02/28/2009		4,000	4,110
Total U.S. Government Obligations (cost $10,111)			10,461

SOVEREIGN GOVERNMENT OBLIGATIONS (1.3%)
Japan (1.3%)
Japan Government Two Year Bond
0.60%, due 04/15/2008	JPY	86,000	808
Total Sovereign Government Obligations (cost $772)			808

		Shares	Value
COMMON STOCKS (13.8%)
Canada (3.2%)
Enerplus Resources Fund ^		17,200	665
Penn West Energy Trust		49,145	1,322
Japan (4.8%)
Chugai Pharmaceutical Co., Ltd.		34,700	459
Mitsubishi Tanabe Pharma Corp.		50,000	604
NTT DoCoMo, Inc.		436	689
Sankyo Co., Ltd.		11,600	621
Takeda Pharmaceutical Co., Ltd.		9,100	556
South Africa (1.1%)
Gold Fields, Ltd.		35,800	538
Harmony Gold Mining Co., Ltd. ‡		14,000	141
United Kingdom (0.7%)
Tate & Lyle PLC		45,000	440
United States (4.0%)
Coeur D’alene Mines Corp. ‡^		127,800	584
Forest Laboratories, Inc. ‡		13,800	549
Office Depot, Inc. ‡^		25,000	371
Patterson-UTI Energy, Inc. ^		15,700	307
Unit Corp. ‡		13,000	652
Total Common Stocks (cost $8,472)			8,498

	Contracts (•)	Value
PURCHASED OPTIONS (3.3%)
Covered Call Options (0.4%)
Amazon.Com, Inc.
Call Strike $90.00
Expires 04/19/2008	145	216
Hunt Transport Services, Inc.
Call Strike $35.00
Expires 08/16/2008	52	30
Put Options (2.9%)
NASDAQ 100 Put Option
Put Strike $55.00
Expires 03/31/2008	423	435
Bony USD vs JPY
Put Strike $109.72
Expires 04/11/2008	5,900,000	$37
Energy Select Sector SPDR
Put Strike $79.00
Expires 06/21/2008	217	234
iShares MSCI Germany
Put Strike $37.00
Expires 07/19/2008	455	303
iShares MSCI Mexico
Put Strike $57.00
Expires 06/21/2008	296	161
Materials Select Sector SPDR
Put Strike $43.00
Expires 03/22/2008	600	216
Oil Service Holders Trust
Put Strike $190.00
Expires 07/19/2008	104	374
Total Purchased Options (cost $1,838)		2,006

Total Securities Lending Collateral (cost $2,160) (1)		2,160

Total Investment Securities (cost $23,353) #		$23,933

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought(Sold)	(Depreciation)

Canadian Dollar	(4,416)	02/21/2008	$(4,493)	$115
Euro Dollar	(2,745)	06/04/2008	(4,034)	(13)
Japanese Yen	647,348	04/15/2008	5,900	217
United Kingdom Pound	1,114	06/04/2008	2,170	27
United Kingdom Pound	(1,114)	06/04/2008	(2,279)	81
			$(2,736)	$427

FORWARD FOREIGN CROSS CURRENCY CONTRACTS

					Net Unrealized
				Settlement	Appreciation
Currency Bought		Currency Sold		Date	(Depreciation)

Canadian Dollar	3,981	Japanese Yen	437,239	05/13/2008	$(199)
Japanese Yen	437,239	Canadian Dollar	3,868	05/13/2008	310
Japanese Yen	193,128	Euro Dollar	1,200	06/04/2008	60
					$171

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
U.S. Government Obligation	43.7%	$10,461
Pharmaceuticals	9.1%	2,167
Derivative options	8.4%	2,006
Oil, Gas & Consumable Fuels	8.3%	1,987
Metals & Mining	5.3%	1,263
Energy Equipment & Services	4.0%	959
Sovereign Government Obligation	3.4%	809
Wireless Telecommunication Services	2.9%	689
Leisure Equipment & Products	2.6%	621
Food Products	1.8%	440
Specialty Retail	1.5%	371
Investment Securities, at value	91.0%	21,773
Short-Term Investments	9.0%	2,160
Total Investments	100.0%	$23,933

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $2,042.
‡	Non-income producing.
•	Contract amounts are not in thousands.
(1)

Cash collateral for the Repurchase Agreements, valued at $424, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively

#

Aggregate cost for federal income tax purposes is $23,388. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,020 and $475, respectively. Net unrealized appreciation for tax purposes is $545.

DEFINITIONS:

SPDR	Standard & Poor’s Depository Receipts
TIPS	Treasury Inflation Protected Security
JPY	Japan Yen

TA IDEX Jennison Growth

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.6%)
Aerospace & Defense (4.0%)
Boeing Co.	21,300	$1,772
Raytheon Co.	29,200	1,902
United Technologies Corp.	44,300	3,252
Beverages (3.3%)
Coca-Cola Co. (The)	56,600	3,349
PepsiCo, Inc.	35,200	2,400
Biotechnology (6.2%)
Genentech, Inc. ‡	48,500	3,404
Gilead Sciences, Inc. ‡	159,800	7,301
Capital Markets (5.2%)
Charles Schwab Corp. (The)	155,400	3,465
Goldman Sachs Group, Inc. (The)	10,200	2,048
Lazard, Ltd. Class A	47,400	1,873
Merrill Lynch & Co., Inc.	29,500	1,664
Chemicals (3.6%)
Monsanto Co.	42,800	4,813
Potash Corp. of Saskatchewan	10,300	1,451
Communications Equipment (9.7%)
Ciena Corp. ‡^	39,300	1,066
Cisco Systems, Inc. ‡	206,800	5,067
Nokia OYJ	68,900	2,546
Qualcomm, Inc.	80,700	3,423
Research In Motion, Ltd. ‡	50,200	4,713
Computers & Peripherals (4.3%)
Apple, Inc. ‡	25,700	3,479
Hewlett-Packard Co.	90,100	3,942
Diversified Financial Services (2.1%)
CME Group, Inc. Class A	3,000	1,857
NYSE Euronext	23,400	1,840
Electrical Equipment (1.5%)
ABB, Ltd.	103,500	2,588
Energy Equipment & Services (2.8%)
First Solar, Inc. ‡	12,800	2,327
Schlumberger, Ltd.	33,400	2,520
Food & Staples Retailing (3.9%)
Costco Wholesale Corp.	36,000	2,446
CVS Caremark Corp.	61,600	2,406
Whole Foods Market, Inc. ^	46,800	1,846
Health Care Equipment & Supplies (5.9%)
Alcon, Inc.	22,200	3,152
Baxter International, Inc.	56,900	3,456
Hologic, Inc. ‡^	21,900	1,410
St Jude Medical, Inc. ‡	56,100	2,273
Hotels, Restaurants & Leisure (1.5%)
Marriott International, Inc. Class A	72,600	2,611
Household Products (2.1%)
Colgate-Palmolive Co.	46,600	3,588
Industrial Conglomerates (2.0%)
General Electric Co.	99,000	3,506
Internet & Catalog Retail (1.6%)
Amazon.Com, Inc. ‡^	35,900	2,789
Internet Software & Services (5.4%)
Akamai Technologies, Inc. ‡	59,000	$1,782
Google, Inc. Class A ‡	13,400	7,561
IT Services (0.6%)
Infosys Technologies, Ltd. ^	23,500	973
Life Sciences Tools & Services (1.7%)
Thermo Fisher Scientific, Inc. ‡	58,400	3,007
Media (3.4%)
News Corp. Class A	110,400	2,087
Walt Disney Co. (The)	126,300	3,780
Multiline Retail (0.7%)
Saks, Inc. ‡	69,700	1,258
Oil, Gas & Consumable Fuels (3.0%)
Marathon Oil Corp.	54,300	2,544
Occidental Petroleum Corp.	26,600	1,805
Southwestern Energy Co. ‡	15,600	872
Pharmaceuticals (10.9%)
Abbott Laboratories	85,900	4,836
Elan Corp. PLC ‡	48,400	1,230
Merck & Co., Inc.	72,400	3,351
Mylan, Inc. ^	81,400	1,214
Roche Holding AG	37,938	3,382
Teva Pharmaceutical Industries, Ltd. ^	72,000	3,315
Wyeth	39,500	1,572
Software (6.0%)
Adobe Systems, Inc. ‡	97,800	3,416
Microsoft Corp.	212,200	6,918
Specialty Retail (0.3%)
Urban Outfitters, Inc. ‡	19,600	568
Textiles, Apparel & Luxury Goods (2.9%)
Coach, Inc. ‡	70,500	2,260
Nike, Inc. Class B	45,000	2,779
Total Common Stocks (cost $146,663)		164,055

Total Securities Lending Collateral (cost $12,281) (1)		12,281
Total Investment Securities (cost $158,944) #		$176,336

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $11,879.
‡	Non-income producing.
(1)

Cash collateral for the Repurchase Agreements, valued at $2,408, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $159,361. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $21,744 and $4,769, respectively. Net unrealized appreciation for tax purposes is $16,975.

TA IDEX JPMorgan International Bond

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS (65.4%)
Australia (0.3%)
New South Wales Treasury Corp.
5.50%, due 03/01/2017	AUD $	2,700	$2,224
Belgium (4.2%)
Belgium Government Bond
5.00%, due 09/28/2011	EUR	17,300	26,785
8.00%, due 03/28/2015	EUR	3,950	7,311
Canada (1.3%)
Canada Housing Trust -144A
4.55%, due 12/15/2012	CAD	4,791	4,897
Canadian Government Bond
5.75%, due 06/01/2033	CAD	4,913	6,027
Denmark (2.5%)
Denmark Government Bond
6.00%, due 11/15/2009	DKK	100,920	20,794
France (6.1%)
Caisse D’amortissement de La Dette
3.13%, due 07/12/2010	EUR	8,900	13,010
3.75%, due 10/25/2020	EUR	4,520	6,295
France Government Bond Oat
3.75%, due 04/25/2017	EUR	13,900	20,162
4.75%, due 04/25/2035	EUR	632	968
5.75%, due 10/25/2032	EUR	3,000	5,241
8.50%, due 04/25/2023	EUR	500	1,079
French Discount T-Bill
Zero Coupon, due 07/31/2008	EUR	1,993	2,895
Germany (1.7%)
Bundesobligation
3.50%, due 10/14/2011	EUR	9,517	14,083
Ireland (1.1%)
Ireland Government Bond
4.50%, due 04/18/2020	EUR	6,000	9,074
Italy (6.2%)
Italy Buoni Poliennali del Tesoro
4.00%, due 02/01/2037	EUR	9,100	11,761
5.00%, due 08/01/2034	EUR	9,660	14,714
5.25%, due 08/01/2017	EUR	15,200	24,360
Japan (24.0%)
Development Bank of Japan
1.05%, due 06/20/2023	JPY	2,311,000	19,081
1.60%, due 06/20/2014	JPY	510,000	4,953
2.30%, due 03/19/2026	JPY	500,000	4,820
Japan Finance Corp. for Municipal
1.55%, due 02/21/2012	JPY	3,656,000	35,357
Japan Government Five Year Bond
1.20%, due 03/20/2012	JPY	3,450,000	32,950
Japan Government Ten Year Bond
1.30%, due 03/20/2015	JPY	3,756,450	35,807
1.70%, due 12/20/2016 – 09/20/2017	JPY	3,787,000	36,660
Japan Government Twenty Year Bond
1.90%, due 06/20/2025	JPY	860,000	7,992
2.10%, due 09/20/2024 – 12/20/2026	JPY	1,555,000	14,777
Japanese Government CPI Linked Bond , TIPS
1.10%, due 09/10/2016	JPY $	522,080	$4,938
Netherlands (4.3%)
Netherlands Government Bond
4.00%, due 01/15/2037	EUR	26,050	35,462
Spain (3.5%)
Spain Government Bond
5.40%, due 07/30/2011	EUR	18,500	28,954
United Kingdom (10.2%)
U.K. Gilt
4.25%, due 06/07/2032	GBP	3,800	7,380
4.50%, due 12/07/2042	GBP	6,000	12,275
4.75%, due 12/07/2038	GBP	5,310	11,275
6.25%, due 11/25/2010	GBP	22,350	46,796
8.00%, due 06/07/2021	GBP	2,260	6,016
Total Foreign Government Obligations (cost $490,446)			537,173

ASSET-BACKED SECURITIES (1.1%)
Spain (1.1%)
Fondo de Titulizacion de Activos
Santander Auto
Series 1, Class A
4.74%, due 11/25/2021 *	EUR	1,055	1,550
UCI
Series 15, Class A, Reg S
5.08%, due 12/18/2048 *	EUR	5,173	7,433
Total Asset-Backed Securities (cost $8,233)			8,983

CORPORATE DEBT SECURITIES (30.2%)
France (4.7%)
Compagnie de Financement Foncier
1.25%, due 12/01/2011	JPY	2,230,000	21,169
Dexia Municipal Agency
3.50%, due 09/21/2009	EUR	11,530	16,964
Germany (7.8%)
Bayerische Landesbank
1.40%, due 04/22/2013	JPY	1,508,000	14,444
Eurohypo AG
3.75%, due 04/11/2011	EUR	14,800	21,836
Kreditanstalt Fuer Wiederaufbau
2.50%, due 11/17/2008	EUR	2,500	3,665
5.50%, due 09/15/2009 – 12/07/2015	GBP	11,450	23,112
Landwirtschaftliche Rentenbank
1.38%, due 04/25/2013	JPY	101,000	966
Ireland (3.0%)
Aib Mortgage Bank-Emtn
3.50%, due 04/30/2009	EUR	7,900	11,606
Depfa ACS Bank
1.65%, due 12/20/2016	JPY	800,000	7,412

	Principal		Value
Ireland (continued)
Ulster Bank Finance PLC
4.82%, due 03/29/2011 *	EUR $	4,000	$5,855
Spain (3.5%)
Ayt Cedulas Cajas VII Fondo de
4.00%, due 06/23/2011	EUR	15,700	23,064
La CAJA de Ahorros y Pensiones de
3.25%, due 10/05/2015	EUR	3,900	5,318
Supranational (4.5%)
European Investment Bank
1.40%, due 06/20/2017	JPY	2,646,000	24,873
5.63%, due 10/15/2010	EUR	7,900	12,317
Sweden (2.8%)
Sweden Government Bond , TIPS
1.00%, due 04/01/2012	SEK	143,000	23,128
United Kingdom (3.9%)
Bank of Scotland PLC
4.85%, due 06/14/2012 *	EUR	4,000	5,788
Barclays
4.83%, due 04/20/2016 *	EUR	4,000	5,730
Network Rail Finance PLC
4.88%, due 03/06/2009	GBP	2,100	4,173
Network Rail Infrastructure Finance PLC
4.38%, due 01/18/2011	GBP	5,870	11,552
4.75%, due 11/29/2035	GBP	2,530	5,121
Total Corporate Debt Securities (cost $223,577)			248,093

SHORT-TERM OBLIGATIONS (1.8%)
United States (1.8%)
ING Bank NV Amsterdam Time Deposit
3.11%, due 02/01/2008		15,000	$15,000
Total Short-Term Obligations (cost $15,000)			15,000

CONVERTIBLE BONDS (0.4%)
Germany (0.4%)
Kreditanstalt Fuer Wiederaufbau
2.60%, due 06/20/2037	JPY	355,000	3,482
Total Convertible Bonds (cost $2,898)			3,482
Total Investment Securities (cost $740,154) #			$812,731

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts (•)	Date	Amount	(Depreciation)
10 Year Canadian Bond	52	03/31/2008	$5,991	$109
10 Year Japan Bond	5	03/20/2008	6,478	(1)
EURO BOBL	(172)	03/10/2008	(28,161)	(110)
EURO Bund	(29)	03/10/2008	(5,010)	(26)
EURO Shatz	1,494	03/10/2008	231,178	678
Long Gilt	(174)	03/31/2008	(38,247)	(152)
			$172,229	$498

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought(Sold)	(Depreciation)

Australian Dollar	9,557	03/12/2008	$8,174	$320
Canadian Dollar	12,973	03/12/2008	12,572	283
Canadian Dollar	(6,550)	03/12/2008	(6,374)	(117)
Danish Krone	(63,804)	03/12/2008	(12,415)	(244)
Euro Dollar	5,489	03/12/2008	8,036	83
Euro Dollar	(50,965)	03/12/2008	(74,118)	(1,263)
Japanese Yen	8,935,025	03/12/2008	84,205	46
Japanese Yen	(415,901)	03/12/2008	(3,948)	27
New Zealand Dollar	581	03/12/2008	432	20
Norwegian Krone	185,218	03/12/2008	33,286	671
Swedish Krona	13,904	03/12/2008	2,170	q
Swedish Krona	(46,643)	03/12/2008	(7,130)	(150)
Swiss Franc	24,256	03/12/2008	22,028	354
United Kingdom Pound	(24,893)	03/12/2008	(48,521)	(855)
			$18,397	$(825)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS

					Net Unrealized
				Settlement	Appreciation
Currency Bought		Currency Sold		Date	(Depreciation)
Australian Dollar	1,575	Norwegian Krone	7,488	03/12/2008	$27
Australian Dollar	6,887	Canadian Dollar	6,120	03/12/2008	57
Australian Dollar	1,889	Euro Dollar	1,134	03/12/2008	2
Canadian Dollar	3,234	Australian Dollar	3,665	03/12/2008	(53)
Euro Dollar	10,841	Japanese Yen	1,697,879	03/12/2008	25
Euro Dollar	14,319	Swiss Franc	23,021	03/12/2008	(64)
Euro Dollar	1,097	Norwegian Krone	8,820	03/12/2008	5
Japanese Yen	1,256,717	Euro Dollar	8,134	03/12/2008	(180)
Japanese Yen	1,067,126	Norwegian Krone	55,030	03/12/2008	(27)
Norwegian Krone	10,080	Japanese Yen	192,474	03/12/2008	33
Norwegian Krone	52,114	Euro Dollar	6,465	03/12/2008	(8)
Norwegian Krone	11,080	United Kingdom Pound	1,026	03/12/2008	(3)
Swedish Krona	8,613	Australian Dollar	1,534	03/12/2008	(20)
Swedish Krona	10,400	United Kingdom Pound	815	03/12/2008	6
Swedish Krona	57,169	Norwegian Krone	48,873	03/12/2008	(37)
Swiss Franc	3,155	United Kingdom Pound	1,457	03/12/2008	21
Swiss Franc	4,329	Euro Dollar	2,685	03/12/2008	23
United Kingdom Pound	8,474	Euro Dollar	11,349	03/12/2008	23
United Kingdom Pound	1,250	Japanese Yen	265,180	03/12/2008	(21)
					$(191)

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Sovereign Government Obligation	97.0%	$788,748
Asset-Backed Securities	1.1%	8,983
Investment Securities, at value	98.1%	797,731
Short-Term Investments	1.9%	15,000
Total Investments	100.0%	$812,731

NOTES TO SCHEDULE OF INVESTMENTS

q                         Value is less than $1.

*                         Floating or variable rate note. Rate is listed as of January 31, 2008.

•                          Contract Amounts are not in thousands.

#                         Aggregate cost for federal income tax purposes is $740,653.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $72,773 and $695, respectively.  Net unrealized appreciation for tax purposes is $72,078.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2008, these securities aggregated $4,897 or 0.60% of net assets of the Fund.

CPI                           Consumer Price Index

TIPS                      Treasury Inflation Protected Security

AUD                      Australia Dollar

CAD                      Canada Dollar

DKK                     Denmark Krone

EUR                       Euro Dollar

GBP                       United Kingdom Pound

JPY                           Japan Yen

SEK                        Sweden Krona

TA IDEX JPMorgan Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.7%)
Aerospace & Defense (1.3%)
Alliant Techsystems, Inc. ‡	30,100	$3,186
Auto Components (0.8%)
Wabco Holdings, Inc.	45,500	1,833
Beverages (2.0%)
Brown-Forman Corp. Class B ^	56,200	3,540
Constellation Brands, Inc. Class A ‡	63,550	1,328
Building Products (0.7%)
Owens Corning, Inc. ‡^	78,600	1,709
Capital Markets (2.0%)
Affiliated Managers Group, Inc. ‡^	21,150	2,079
Northern Trust Corp.	16,300	1,196
T. Rowe Price Group, Inc.	31,200	1,579
Chemicals (3.6%)
Albemarle Corp.	95,872	3,476
PPG Industries, Inc.	49,700	3,285
Sigma-Aldrich Corp.	40,000	1,986
Commercial Banks (5.6%)
Cullen/Frost Bankers, Inc.	46,400	2,526
M&T Bank Corp.	63,000	5,782
Synovus Financial Corp.	265,100	3,502
Wilmington Trust Corp.	58,100	2,026
Commercial Services & Supplies (1.1%)
Republic Services, Inc. Class A	93,800	2,814
Computers & Peripherals (0.6%)
NCR Corp. ‡	63,881	1,372
Construction Materials (0.5%)
Vulcan Materials Co.	17,100	1,342
Containers & Packaging (1.3%)
Ball Corp. ^	71,300	3,272
Diversified Telecommunication Services (1.5%)
CenturyTel, Inc.	54,700	2,019
Windstream Corp.	142,754	1,657
Electric Utilities (8.1%)
American Electric Power Co., Inc.	97,100	4,159
CMS Energy Corp.	199,300	3,123
FirstEnergy Corp.	46,000	3,276
PG&E Corp.	82,900	3,402
Westar Energy, Inc.	136,300	3,321
Xcel Energy, Inc.	130,700	2,717
Electrical Equipment (0.8%)
Ametek, Inc.	42,550	1,874
Electronic Equipment & Instruments (2.2%)
Amphenol Corp. Class A	45,900	1,833
Arrow Electronics, Inc. ‡	101,400	3,470
Energy Equipment & Services (1.1%)
Helix Energy Solutions Group, Inc. ‡	75,500	2,791
Food & Staples Retailing (1.8%)
Safeway, Inc.	63,300	1,962
Supervalu, Inc.	82,600	2,483
Food Products (0.7%)
Dean Foods Co.	36,100	1,011
WM Wrigley Jr. Co.	12,500	718
Gas Utilities (3.8%)
Energen Corp.	52,400	$3,296
Oneok, Inc.	47,000	2,209
Questar Corp.	44,500	2,265
UGI Corp.	62,500	1,664
Health Care Equipment & Supplies (0.2%)
Becton Dickinson & Co.	6,185	535
Health Care Providers & Services (3.7%)
Community Health Systems, Inc. ‡	72,600	2,330
Coventry Health Care, Inc. ‡	81,650	4,620
Lincare Holdings, Inc. ‡	66,983	2,238
Hotels, Restaurants & Leisure (1.9%)
Burger King Holdings, Inc.	87,800	2,313
Marriott International, Inc. Class A	62,700	2,255
Household Durables (2.0%)
Fortune Brands, Inc.	59,500	4,160
Jarden Corp. ‡	25,400	636
Household Products (1.0%)
Clorox Co.	41,100	2,520
Industrial Conglomerates (1.0%)
Carlisle Cos., Inc.	73,500	2,448
Insurance (10.6%)
AMBAC Financial Group, Inc. ^	10,500	123
Assurant, Inc.	74,600	4,841
Cincinnati Financial Corp.	132,055	5,089
Everest RE Group, Ltd.	30,700	3,122
Old Republic International Corp.	290,750	4,341
OneBeacon Insurance Group, Ltd. Class A	120,300	2,547
Principal Financial Group, Inc.	52,700	3,141
W.R. Berkley Corp.	96,400	2,917
IT Services (1.7%)
Total System Services, Inc. ^	103,187	2,384
Western Union Co. (The)	74,600	1,671
Machinery (2.7%)
Dover Corp.	99,800	4,028
Oshkosh Corp.	59,100	2,704
Media (4.5%)
Cablevision Systems Corp. Class A ‡	113,900	2,675
Clear Channel Communications, Inc.	50,700	1,557
Clear Channel Outdoor Holdings, Inc. Class A ‡^	61,173	1,359
Lamar Advertising Co. Class A ^	29,800	1,285
Omnicom Group, Inc.	39,900	1,810
Washington Post Co. (The) Class B	3,000	2,232
Metals & Mining (0.6%)
Carpenter Technology Corp.	21,900	1,350
Oil, Gas & Consumable Fuels (6.1%)
CVR Energy, Inc. ‡^	30,200	800
Devon Energy Corp.	56,400	4,793
Kinder Morgan Management LLC ‡	32,137	1,735
Teekay Corp.	62,600	2,961
Williams Cos., Inc.	143,500	4,588

	Shares	Value
Pharmaceuticals (1.1%)
Warner Chilcott, Ltd. Class A ‡^	161,100	$2,731
Real Estate Investment Trusts (4.3%)
Kimco Realty Corp. REIT	18,400	659
Plum Creek Timber Co., Inc. REIT ^	29,000	1,210
Public Storage, Inc. REIT	39,000	3,052
Rayonier, Inc. REIT	74,645	3,159
Vornado Realty Trust REIT	27,300	2,468
Real Estate Management & Development (1.3%)
Brookfield Properties Corp. ^	142,250	2,889
Forest City Enterprises, Inc. Class A	4,450	177
Software (0.7%)
Jack Henry & Associates, Inc. ^	72,100	1,772
Specialty Retail (6.1%)
AutoNation, Inc. ‡	72,461	1,180
AutoZone, Inc. ‡	30,800	3,723
Limited Brands, Inc.	65,200	1,245
Staples, Inc.	130,100	3,114
Tiffany & Co.	58,300	2,326
TJX Cos., Inc.	110,800	3,497
Textiles, Apparel & Luxury Goods (2.6%)
Columbia Sportswear Co. ^	38,800	1,694
V.F. Corp.	61,900	4,789
Thrifts & Mortgage Finance (1.1%)
People’s United Financial, Inc.	165,400	2,794
Trading Companies & Distributors (1.8%)
Genuine Parts Co.	98,200	4,314
Wireless Telecommunication Services (1.2%)
Telephone & Data Systems, Inc. Class L	60,400	2,923
Total Common Stocks (cost $223,883)		234,907

Total Securities Lending Collateral (cost $24,434) (1)		24,434

Total Investment Securities (cost $248,317) #		$259,341

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $23,516.
‡	Non-income producing.
(1)

Cash collateral for the Repurchase Agreements, valued at $4,792, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $249,230.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $21,312 and $11,201, respectively.  Net unrealized appreciation for tax purposes is $10,111.

DEFINITIONS:

REIT     Real Estate Investment Trust.

TA IDEX Legg Mason Partners All Cap

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.3%)
Aerospace & Defense (7.7%)
Boeing Co.	27,200	$2,262
Honeywell International, Inc.	67,000	3,958
Raytheon Co.	72,400	4,716
Building Products (0.3%)
Simpson Manufacturing Co., Inc. ^	17,000	468
Capital Markets (4.9%)
Franklin Resources, Inc.	5,100	532
Merrill Lynch & Co., Inc.	38,900	2,194
State Street Corp.	52,900	4,344
Chemicals (2.8%)
Dow Chemical Co. (The)	41,600	1,608
Ei DU Pont de Nemours & Co.	52,000	2,350
Communications Equipment (2.9%)
Cisco Systems, Inc. ‡	89,600	2,195
Motorola, Inc. ^	174,200	2,009
Socket Communications, Inc. ‡	7,400	5
Computers & Peripherals (1.8%)
International Business Machines Corp.	23,800	2,555
Consumer Finance (1.4%)
American Express Co.	40,700	2,007
Diversified Financial Services (5.7%)
Bank of America Corp.	86,233	3,825
JPMorgan Chase & Co.	91,300	4,341
Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc. ‡	13,900	471
Energy Equipment & Services (3.9%)
Baker Hughes, Inc.	14,200	922
BJ Services Co.	35,600	774
Halliburton Co.	35,600	1,181
Nabors Industries, Ltd. ‡	14,300	389
Schlumberger, Ltd.	15,800	1,192
Transocean, Inc.	9,166	1,124
Food & Staples Retailing (2.4%)
Wal-Mart Stores, Inc.	67,200	3,419
Food Products (3.4%)
Kraft Foods, Inc. Class A	58,796	1,720
Unilever PLC	41,575	1,370
Unilever PLC	54,619	1,792
Household Products (1.5%)
Kimberly-Clark Corp.	33,300	2,186
Industrial Conglomerates (2.3%)
General Electric Co.	92,600	3,279
Insurance (3.6%)
Allied World Assurance Co. Holdings, Ltd.	20,510	977
Chubb Corp.	53,660	2,779
Hartford Financial Services Group, Inc.	17,700	1,430
Internet Software & Services (1.2%)
Bridgeline Software, Inc. ‡	10,100	29
eBay, Inc. ‡	33,100	890
VeriSign, Inc. ‡	21,200	719
Life Sciences Tools & Services (1.0%)
ENZO Biochem, Inc. ‡^	159,597	$1,491
Machinery (2.5%)
Caterpillar, Inc.	31,900	2,269
Dover Corp.	33,700	1,360
Media (7.0%)
News Corp. Class B	224,400	4,362
Time Warner, Inc.	152,400	2,399
Walt Disney Co. (The)	109,700	3,283
Metals & Mining (1.4%)
Alcoa, Inc.	61,600	2,039
Oil, Gas & Consumable Fuels (5.1%)
Anadarko Petroleum Corp.	36,900	2,162
Chevron Corp.	13,500	1,141
ConocoPhillips	10,600	851
Exxon Mobil Corp.	16,500	1,425
Williams Cos., Inc.	51,100	1,634
Paper & Forest Products (1.4%)
Weyerhaeuser Co.	29,200	1,977
Pharmaceuticals (13.0%)
Abbott Laboratories	72,400	4,076
Bentley Pharmaceuticals, Inc. ‡	1,489	22
Eli Lilly & Co.	27,400	1,412
Forest Laboratories, Inc. ‡	21,500	855
GlaxoSmithKline PLC	45,900	2,175
Johnson & Johnson	46,700	2,954
Novartis AG	31,400	1,589
Pfizer, Inc.	122,300	2,861
Wyeth	67,700	2,694
Real Estate Investment Trusts (1.7%)
Annaly Capital Management, Inc. REIT	122,000	2,406
Semiconductors & Semiconductor Equipment (9.8%)
Applied Materials, Inc.	177,900	3,188
Novellus Systems, Inc. ‡	59,800	1,421
Samsung Electronics Co., Ltd. -144A	13,300	4,190
Taiwan Semiconductor Manufacturing Co., Ltd.	209,738	1,946
Texas Instruments, Inc.	96,200	2,976
Verigy, Ltd. ‡	13,911	290
Software (2.8%)
Microsoft Corp.	115,600	3,769
Sybase, Inc. ‡	1,300	37
Wave Systems Corp. Class A ‡^	107,379	180
Specialty Retail (3.2%)
Gap, Inc. (The)	128,000	2,447
Home Depot, Inc.	68,300	2,095
Thrifts & Mortgage Finance (0.5%)
PMI Group, Inc. (The)	67,580	642
Wireless Telecommunication Services (2.8%)
Vodafone Group PLC	113,437	3,948
Total Common Stocks (cost $118,862)		140,578

Total Securities Lending Collateral (cost $3,248) (1)		3,248

Total Investment Securities (cost $122,110) #		$143,826

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $2,980.
‡	Non-income producing.
(1)

Cash collateral for the Repurchase Agreements, valued at $636, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $122,795. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $27,258 and $6,227, respectively. Net unrealized appreciation for tax purposes is $21,031.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities aggregated $4,190 or 2.93% of net assets of the Fund.

REIT	Real Estate Investment Trust.

TA IDEX Legg Mason Partners Investors Value

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.3%)
Aerospace & Defense (4.9%)
Boeing Co.	10,100	$840
Raytheon Co.	19,200	1,251
United Technologies Corp.	21,100	1,549
Capital Markets (1.4%)
Merrill Lynch & Co., Inc.	18,290	1,032
Chemicals (3.4%)
Air Products & Chemicals, Inc.	15,400	1,386
Ei DU Pont de Nemours & Co.	25,600	1,157
Commercial Banks (3.5%)
Bank of New York Mellon Corp.	22,547	1,051
Wells Fargo & Co.	44,500	1,514
Commercial Services & Supplies (1.1%)
Avery Dennison Corp.	15,500	803
Communications Equipment (2.8%)
Comverse Technology, Inc. ‡	42,700	698
Nokia OYJ	37,600	1,389
Computers & Peripherals (1.4%)
International Business Machines Corp.	9,900	1,063
Consumer Finance (4.5%)
American Express Co.	37,500	1,849
Capital One Financial Corp. ^	27,400	1,502
Diversified Financial Services (4.8%)
Bank of America Corp.	33,900	1,504
JPMorgan Chase & Co.	43,100	2,049
Diversified Telecommunication Services (5.4%)
AT&T, Inc.	64,284	2,474
Echostar Holding Corp.-A ‡	6,760	198
Embarq Corp.	28,504	1,291
Electric Utilities (2.4%)
Sempra Energy	31,300	1,750
Energy Equipment & Services (1.7%)
Transocean, Inc.	10,227	1,254
Food & Staples Retailing (1.9%)
Wal-Mart Stores, Inc.	27,200	1,384
Food Products (1.1%)
Kraft Foods, Inc. Class A	27,466	804
Health Care Providers & Services (4.3%)
UnitedHealth Group, Inc.	28,700	1,459
WellPoint, Inc. ‡	22,000	1,720
Hotels, Restaurants & Leisure (2.5%)
McDonald’s Corp.	34,300	1,837
Household Products (2.0%)
Kimberly-Clark Corp.	22,500	1,477
Industrial Conglomerates (5.9%)
General Electric Co.	74,500	2,638
Textron, Inc.	31,000	1,738
Insurance (11.9%)
Aflac, Inc.	24,700	1,515
American International Group, Inc.	24,600	1,357
Chubb Corp.	26,400	1,367
Loews Corp.	43,200	2,017
Marsh & McLennan Cos., Inc.	42,760	1,180
Travelers Cos., Inc. (The) ‡	27,300	$1,313
Internet & Catalog Retail (1.2%)
Liberty Media Corp. - Interactive Class A ‡	54,153	862
Media (8.9%)
Dish Network Corp. Class A ‡	33,800	954
EW Scripps Co. Class A	30	1
Liberty Media Corp. - Capital Series A, Class A ‡	11,380	1,225
News Corp. Class B	106,100	2,063
SES	31,800	772
Time Warner, Inc.	100,200	1,577
Multiline Retail (1.3%)
Target Corp.	16,600	923
Oil, Gas & Consumable Fuels (5.9%)
Royal Dutch Shell PLC Class A	13,800	985
Suncor Energy, Inc.	9,204	865
Total SA	34,200	2,489
Pharmaceuticals (3.4%)
Abbott Laboratories	24,400	1,373
Novartis AG	22,600	1,144
Semiconductors & Semiconductor Equipment (1.4%)
Texas Instruments, Inc.	33,500	1,036
Software (1.4%)
Microsoft Corp.	32,200	1,050
Specialty Retail (1.3%)
Home Depot, Inc. ^	32,000	981
Thrifts & Mortgage Finance (0.8%)
Freddie Mac	19,689	598
Tobacco (3.6%)
Altria Group, Inc.	35,200	2,669
Wireless Telecommunication Services (1.2%)
Sprint Nextel Corp.	85,713	903
Total Common Stocks (cost $62,105)		71,880

Total Securities Lending Collateral (cost $2,412) (1)		2,412

Total Investment Securities (cost $64,517) #		$74,292

NOTES TO SCHEDULE OF INVESTMENTS

^                   At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $2,354.

‡                 Non-income producing.

(1)       Cash collateral for the Repurchase Agreements, valued at $473, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#                 Aggregate cost for federal income tax purposes is $64,990.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $12,747 and $3,445, respectively.  Net unrealized appreciation for tax purposes is $9,302.

TA IDEX Loomis Sayles Bond

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS (2.2%)
United States (2.2%)
U.S. Treasury Bond
4.50%, due 02/15/2036 ^	$13,300		$13,596
Total U.S. Government Obligations (cost $12,516)			13,596

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.2%)
United States (1.2%)
Freddie Mac
4.63%, due 12/19/2008 — 10/25/2012	6,975		7,168
Total U.S. Government Agency Obligations (cost $6,959)			7,168

SOVEREIGN GOVERNMENT OBLIGATIONS (8.2%)
Australia (1.3%)
New South Wales Treasury Corp.
6.00%, due 05/01/2012	AUD	2,935	2,524
7.00%, due 12/01/2010	AUD	480	427
Queensland Treasury Corp.
6.00%, due 07/14/2009 – 06/14/2011	AUD	6,000	5,286
Austria (1.4%)
Oesterreichische Kontrollbank AG
1.80%, due 03/22/2010	JPY	952,000	9,157
Brazil (1.0%)
Republic of Brazil
10.25%, due 01/10/2028	BRL	12,500	6,680
Canada (1.6%)
Canadian Government Bond
5.25%, due 06/01/2012	CAD	3,350	3,550
5.75%, due 06/01/2033	CAD	5,300	6,502
Colombia (0.4%)
Republic of Columbia
9.85%, due 06/28/2027	COP	665,000	322
12.00%, due 10/22/2015	COP	3,500,000	1,937
Mexico (2.4%)
Mexican Bonos
8.00%, due 12/17/2015 – 12/07/2023	MXN	160,530	15,187
South Africa (0.1%)
Republic of South Africa
13.00%, due 08/31/2010	ZAR	5,050	728
Total Sovereign Government Obligations (cost $49,612)			52,300

CORPORATE DEBT SECURITIES (77.4%)
Australia (0.7%)
FBG Finance, Ltd. -144A
5.88%, due 06/15/2035	4,450		4,259
Belgium (0.0%)
Delhaize Group
6.50%, due 06/15/2017	400		409
Bermuda (1.0%)
Weatherford International, Ltd.
6.50%, due 08/01/2036	$2,340		$2,328
White Mountains RE Group, Ltd. -144A
6.38%, due 03/20/2017	3,955		3,925
Canada (3.0%)
Barrick Gold Finance Co.
5.80%, due 11/15/2034	2,400		2,217
Bell Canada
5.00%, due 02/15/2017	CAD	130	109
6.10%, due 03/16/2035	CAD	475	378
6.55%, due 05/01/2029 -144A	CAD	375	320
7.30%, due 02/23/2032	CAD	45	41
Bombardier, Inc. -144A
6.30%, due 05/01/2014	1,510		1,480
7.45%, due 05/01/2034	1,815		1,783
CIT Group Funding Co. of Canada
5.20%, due 06/01/2015	140		113
EnCana Corp.
5.90%, due 12/01/2017	1,320		1,361
6.63%, due 08/15/2037	1,360		1,417
Kinder Morgan Finance Co. Ulc
6.40%, due 01/05/2036	3,235		2,614
Nortel Networks Corp.
6.88%, due 09/01/2023	425		314
Talisman Energy, Inc.
5.85%, due 02/01/2037	710		646
6.25%, due 02/01/2038	4,935		4,740
TELUS Corp.
4.95%, due 03/15/2017	CAD	1,665	1,529
Cayman Islands (1.0%)
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	1,300		1,247
Vale Overseas, Ltd.
6.88%, due 11/21/2036	5,450		5,048
Germany (0.2%)
Kreditanstalt Fuer Wiederaufbau
8.50%, due 07/16/2010	ZAR	8,505	1,084
India (0.3%)
Canara Bank
6.37%, due 11/28/2021	1,400		1,191
ICICI Bank, Ltd. -144A
6.38%, due 04/30/2022 (1)	1,300		1,097
Ireland (0.2%)
Elan Finance PLC/Elan Finance Corp.
7.75%, due 11/15/2011	625		588
8.88%, due 12/01/2013	840		802
Korea, Republic of (0.5%)
SK Telecom Co., Ltd. -144A
6.63%, due 07/20/2027	2,825		3,029

		Principal	Value
Luxembourg (0.3%)
Telecom Italia Capital SA
6.00%, due 09/30/2034	$1,450		$1,358
6.38%, due 11/15/2033		548	536
Mexico (0.2%)
America Movil SAB de CV
8.46%, due 12/18/2036	MXN	14,000	1,255
Spain (0.1%)
Telefonica Emisiones Sau
7.05%, due 06/20/2036		450	497
Supranational (0.3%)
Inter-American Development Bank
13.00%, due 06/20/2008	ISK	129,100	1,985
United Kingdom (2.2%)
AstraZeneca PLC
6.45%, due 09/15/2037		3,375	3,652
Barclays -144A
6.05%, due 12/04/2017		2,195	2,261
Bskyb Finance UK PLC -144A
5.63%, due 10/15/2015		860	865
6.50%, due 10/15/2035		855	844
National Grid PLC
6.30%, due 08/01/2016		500	520
Vodafone Group PLC
6.15%, due 02/27/2037		5,660	5,546
United States (67.4%)
Abitibibowater, Inc.
6.50%, due 06/15/2013		910	657
AES Corp. (The)
7.75%, due 10/15/2015		430	440
8.00%, due 10/15/2017		860	877
Albertsons LLC
6.63%, due 06/01/2028		4,020	3,404
7.45%, due 08/01/2029		630	571
Albertson’s, Inc.
7.75%, due 06/15/2026		460	434
ALLTEL Corp.
6.50%, due 11/01/2013		555	434
6.80%, due 05/01/2029		695	466
7.00%, due 07/01/2012		915	778
7.88%, due 07/01/2032		1,605	1,140
American General Finance Corp.
6.90%, due 12/15/2017		6,900	7,065
American Water Capital Corp. -144A
6.59%, due 10/15/2037		3,550	3,524
Amgen, Inc. -144A
6.38%, due 06/01/2037		4,035	4,021
Amkor Technology, Inc.
7.75%, due 05/15/2013		1,150	1,029
Anadarko Petroleum Corp.
6.45%, due 09/15/2036		1,810	1,846
Aramark Corp.
5.00%, due 06/01/2012		2,200	1,903
AT&T Corp.
6.50%, due 03/15/2029	$200		$197
AT&T, Inc.
6.30%, due 01/15/2038		4,555	4,523
6.50%, due 09/01/2037		650	663
Avnet, Inc.
6.00%, due 09/01/2015		1,210	1,231
Bank of America Corp.
5.75%, due 12/01/2017		2,730	2,809
Barclays -144A
4.06%, due 09/16/2010	KRW	440,000	477
4.46%, due 09/23/2010	KRW	550,000	576
Baxter International, Inc.
6.25%, due 12/01/2037		3,180	3,276
Bear Stearns Cos., Inc. (The)
5.55%, due 01/22/2017		2,640	2,310
Blockbuster, Inc.
9.00%, due 09/01/2012 ^		220	174
Borden, Inc.
7.88%, due 02/15/2023		975	624
9.20%, due 03/15/2021		475	342
Boston Scientific Corp.
5.45%, due 06/15/2014		55	49
6.40%, due 06/15/2016		625	575
7.00%, due 11/15/2035		1,205	1,048
Bruce Mansfield Unit
6.85%, due 06/01/2034		2,810	3,007
Cargill, Inc. -144A
6.00%, due 11/27/2017		4,960	5,018
Centex Corp.
5.25%, due 06/15/2015		455	378
Chesapeake Energy Corp.
6.50%, due 08/15/2017		215	208
6.88%, due 11/15/2020		1,115	1,076
Cigna Corp.
6.15%, due 11/15/2036		2,450	2,294
CIT Group, Inc.
5.00%, due 02/13/2014		155	129
5.13%, due 09/30/2014		345	286
5.65%, due 02/13/2017		115	95
5.80%, due 10/01/2036		130	110
7.63%, due 11/30/2012		4,930	4,861
Citigroup, Inc.
5.00%, due 09/15/2014		565	550
5.50%, due 02/15/2017		2,200	2,195
Citizens Communications Co.
7.13%, due 03/15/2019		1,665	1,548
7.88%, due 01/15/2027		55	50
Comcast Corp.
5.65%, due 06/15/2035		7,250	6,331
6.50%, due 11/15/2035		1,400	1,359
6.95%, due 08/15/2037		1,735	1,783

		Principal	Value
United States (continued)
Community Health Systems, Inc.
8.88%, due 07/15/2015		$695	$699
Countrywide Financial Corp.
5.21%, due 12/19/2008 *		130	115
6.25%, due 05/15/2016 ^		1,520	1,266
Countrywide Home Loans, Inc.
4.00%, due 03/22/2011		350	305
COX Communications, Inc. -144A
6.45%, due 12/01/2036		2,830	2,740
CSC Holdings, Inc.
7.63%, due 07/15/2018		1,480	1,325
CSX Corp.
6.00%, due 10/01/2036		3,790	3,401
6.25%, due 03/15/2018		3,460	3,514
CVS Caremark Corp.
4.88%, due 09/15/2014		400	394
6.94%, due 01/10/2030 -144A		1,325	1,374
Delta Air Lines, Inc. -144A
6.82%, due 08/10/2022		3,005	2,904
8.02%, due 08/10/2022		2,790	2,609
Dillard’s, Inc.
7.13%, due 08/01/2018		990	775
Dr Horton, Inc.
5.63%, due 09/15/2014		540	459
Dynegy Holdings, Inc.
7.50%, due 06/01/2015		65	61
7.63%, due 10/15/2026		450	385
7.75%, due 06/01/2019		625	569
El Paso Corp.
7.42%, due 02/15/2037		1,235	1,181
El Paso Natural Gas Co.
5.95%, due 04/15/2017		1,590	1,597
Embarq Corp.
7.08%, due 06/01/2016		515	521
Energy Future Holdings Corp.
6.50%, due 11/15/2024		1,045	774
Energy Transfer Partners, LP
6.13%, due 02/15/2017		4,840	4,786
Enterprise Products Operating, LP
6.30%, due 09/15/2017		1,900	1,971
Equifax, Inc.
7.00%, due 07/01/2037		500	481
Erac USA Finance Co. -144A
7.00%, due 10/15/2037		1,090	990
Ford Motor Co.
6.50%, due 08/01/2018		100	73
6.63%, due 02/15/2028 – 10/01/2028		4,788	3,196
7.45%, due 07/16/2031 ^		3,010	2,220
7.50%, due 08/01/2026		115	81
Ford Motor Credit Co.
5.70%, due 01/15/2010		4,395	4,021
Freescale Semiconductor
10.13%, due 12/15/2016 ^	$2,150		$1,532
General Electric Capital Corp.
2.96%, due 05/18/2012	SGD	2,500	1,776
3.49%, due 03/08/2012	SGD	2,600	1,873
4.75%, due 09/15/2014		12,175	12,313
General Motors Corp.
7.40%, due 09/01/2025		55	40
8.25%, due 07/15/2023		395	316
8.38%, due 07/15/2033 ^		35	28
Georgia-Pacific LLC
7.25%, due 06/01/2028		190	162
7.38%, due 12/01/2025		1,000	880
7.70%, due 06/15/2015		235	227
7.75%, due 11/15/2029		875	770
8.00%, due 01/15/2024		2,500	2,288
8.88%, due 05/15/2031		2,125	1,998
GMAC LLC
6.00%, due 12/15/2011		2,380	2,007
6.63%, due 05/15/2012		2,705	2,287
6.75%, due 12/01/2014		1,713	1,412
6.88%, due 09/15/2011 – 08/28/2012		480	414
8.00%, due 11/01/2031		565	468
Goldman Sachs Group, Inc.
5.63%, due 01/15/2017		370	368
Goldman Sachs Group, Inc. (The)
6.75%, due 10/01/2037		1,000	981
Harrahs Operating Co., Inc.
6.50%, due 06/01/2016		1,095	701
Hasbro, Inc.
6.60%, due 07/15/2028		4,730	4,565
HCA, Inc.
5.75%, due 03/15/2014		615	520
6.38%, due 01/15/2015		1,585	1,351
6.50%, due 02/15/2016		4,915	4,172
7.05%, due 12/01/2027		55	41
7.50%, due 12/15/2023 – 11/06/2033		2,680	2,085
7.58%, due 09/15/2025		755	602
7.69%, due 06/15/2025		620	499
7.75%, due 07/15/2036		125	98
Hercules, Inc.
6.50%, due 06/30/2029		1,260	1,033
Highwoods Properties, Inc.
5.85%, due 03/15/2017		1,175	1,052
Home Depot, Inc.
5.88%, due 12/16/2036		6,419	5,357
HSBC Bank USA NA -144A
Zero Coupon, due 05/17/2012	MYR	10,920	3,126
International Paper Co.
5.25%, due 04/01/2016		1,800	1,743
Intuit, Inc.
5.75%, due 03/15/2017		680	678

			Principal	Value
United States (continued)
iStar Financial, Inc.
5.13%, due 04/01/2011			$65	$58
5.15%, due 03/01/2012			1,830	1,566
5.38%, due 04/15/2010			570	530
5.65%, due 09/15/2011			635	565
5.80%, due 03/15/2011			150	134
5.95%, due 10/15/2013			1,100	942
JC Penney Corp., Inc.
6.38%, due 10/15/2036			4,905	4,330
Joy Global, Inc.
6.63%, due 11/15/2036			2,320	2,283
JPMorgan Chase & Co. -144A
Zero Coupon, due 09/10/2012		MYR	41,477,425	5,295
5.15%, due 10/01/2015			370	368
6.13%, due 06/27/2017			905	953
K Hovnanian Enterprises, Inc.
6.25%, due 01/15/2015 – 01/15/2016			4,080	2,812
6.38%, due 12/15/2014			95	65
6.50%, due 01/15/2014			300	206
7.50%, due 05/15/2016			10	7
7.75%, due 05/15/2013 ^			40	20
Kar Holdings, Inc. -144A
10.00%, due 05/01/2015			775	647
KB Home
5.75%, due 02/01/2014			455	405
5.88%, due 01/15/2015			2,265	2,039
6.25%, due 06/15/2015 ^			1,055	960
7.25%, due 06/15/2018			60	57
7.75%, due 02/01/2010			920	888
Kinder Morgan Energy Partners, LP
6.50%, due 02/01/2037			2,600	2,527
6.95%, due 01/15/2038			5,730	5,952
KN Capital Trust III
7.63%, due 04/15/2028			510	452
Kraft Foods, Inc.
6.50%, due 11/01/2031			330	317
6.88%, due 02/01/2038			3,600	3,656
7.00%, due 08/11/2037			545	562
Kroger Co. (The)
6.15%, due 01/15/2020			8,225	8,477
Lehman Brothers Holdings
5.75%, due 01/03/2017			940	920
Lehman Brothers Holdings, Inc.
5.63%, due 01/24/2013			1,445	1,464
6.88%, due 07/17/2037			375	365
Lennar Corp.
5.13%, due 10/01/2010			50	42
5.50%, due 09/01/2014			900	716
5.60%, due 05/31/2015			590	468
7.63%, due 03/01/2009			865	814
Level 3 Financing, Inc.
8.75%, due 02/15/2017			4,045	3,276
9.25%, due 11/01/2014			$445	$383
Lowe’s Companies, Inc.
6.65%, due 09/15/2037			530	531
Lucent Technologies, Inc.
6.45%, due 03/15/2029			6,210	4,999
6.50%, due 01/15/2028			1,275	1,026
Mackinaw Power LLC -144A
6.30%, due 10/31/2023			1,732	1,851
Macys Retail Holdings, Inc.
6.38%, due 03/15/2037			3,000	2,496
6.79%, due 07/15/2027			1,065	964
6.90%, due 04/01/2029			1,070	944
Masco Corp.
5.85%, due 03/15/2017			2,270	2,186
McDonald’s Corp.
6.30%, due 10/15/2037			4,200	4,302
Merrill Lynch & Co., Inc.
5.00%, due 01/15/2015			535	515
5.70%, due 05/02/2017			300	289
6.11%, due 01/29/2037			375	326
6.40%, due 08/28/2017			3,180	3,266
10.71%, due 03/08/2017	BRL		2,000	1,012
Miller Brewing Co. -144A
5.50%, due 08/15/2013			265	279
Morgan Stanley
5.45%, due 01/09/2017			455	451
Mosaic Global Holdings, Inc.
7.30%, due 01/15/2028			420	420
7.38%, due 08/01/2018 -144A			400	408
Motorola, Inc.
6.63%, due 11/15/2037			5,055	4,432
Newmont Mining Corp.
5.88%, due 04/01/2035			2,090	1,762
News America, Inc.
6.15%, due 03/01/2037			4,240	4,085
6.20%, due 12/15/2034			870	838
6.40%, due 12/15/2035			185	183
Ngc Corp. Capital Trust
8.32%, due 06/01/2027			200	176
NiSource Finance Corp.
6.40%, due 03/15/2018			5,855	5,981
Nordstrom, Inc.
7.00%, due 01/15/2038			4,900	4,929
Northern Telecom Capital
7.88%, due 06/15/2026			300	229
Northwest Airlines, Inc.
7.03%, due 11/01/2019			6,708	6,440
Oneok Partners, LP
6.65%, due 10/01/2036			2,355	2,339
Owens & Minor, Inc.
6.35%, due 04/15/2016			835	857

		Principal	Value
United States (continued)
Owens Corning, Inc.
6.50%, due 12/01/2016		$790	$728
7.00%, due 12/01/2036		2,830	2,324
Owens-Illinois, Inc.
7.80%, due 05/15/2018		900	906
Pioneer Natural Resources
7.20%, due 01/15/2028		280	253
Pioneer Natural Resources Co.
5.88%, due 07/15/2016		3,415	3,135
6.88%, due 05/01/2018		435	419
Pulte Homes, Inc.
4.88%, due 07/15/2009		240	227
6.00%, due 02/15/2035		110	87
6.38%, due 05/15/2033		1,780	1,415
Qwest Capital Funding
7.63%, due 08/03/2021		1,000	895
Qwest Capital Funding, Inc.
6.50%, due 11/15/2018		965	811
6.88%, due 07/15/2028 ^		2,505	2,079
7.75%, due 02/15/2031		530	469
Qwest Corp.
6.50%, due 06/01/2017		565	531
6.88%, due 09/15/2033		870	787
7.20%, due 11/10/2026		895	817
7.25%, due 09/15/2025 – 10/15/2035		965	901
7.50%, due 06/15/2023		2,580	2,432
R.H. Donnelley Corp.
6.88%, due 01/15/2013		950	798
Realty Income Corp.
6.75%, due 08/15/2019		3,795	3,768
Residential Capital LLC
8.00%, due 06/01/2012		330	206
8.38%, due 06/30/2015		180	113
Reynolds American, Inc.
6.75%, due 06/15/2017		358	370
7.25%, due 06/15/2037		880	885
RH Donnelley Corp.
6.88%, due 01/15/2013		745	626
8.88%, due 10/15/2017 -144A		655	555
Sara Lee Corp.
6.13%, due 11/01/2032		2,195	2,068
Schering-Plough Corp.
6.55%, due 09/15/2037		2,835	2,860
Simon Property Group, LP
4.88%, due 08/15/2010		2,735	2,725
SLM Corp.
5.00%, due 10/01/2013 – 06/15/2018		2,643	2,201
5.05%, due 11/14/2014		435	366
5.38%, due 05/15/2014		477	414
5.63%, due 08/01/2033		779	588
6.50%, due 06/15/2010	NZD	2,805	1,895
Southern Natural Gas Co. -144A
5.90%, due 04/01/2017		$380	$380
Sprint Capital Corp.
6.88%, due 11/15/2028		9,525	7,991
Sprint Nextel Corp.
6.00%, due 12/01/2016		967	858
Starwood Hotels & Resorts Worldwide,
6.25%, due 02/15/2013		3,255	3,324
Steel Dynamics, Inc. -144A
7.38%, due 11/01/2012		1,800	1,796
Target Corp.
6.50%, due 10/15/2037		6,000	5,891
7.00%, due 01/15/2038		960	1,003
Teva Pharmaceutical Finance LLC
6.15%, due 02/01/2036		870	865
Time Warner Cable, Inc.
6.55%, due 05/01/2037		2,900	2,873
Time Warner, Inc.
6.50%, due 11/15/2036		4,220	3,974
Toll Corp.
8.25%, due 12/01/2011		750	714
Toro Co.
6.63%, due 05/01/2037		2,500	2,618
Toys “R” US, Inc.
7.38%, due 10/15/2018		6,440	4,444
7.88%, due 04/15/2013		355	261
Tribune Co.
5.25%, due 08/15/2015		1,755	879
Unisys Corp.
8.00%, due 10/15/2012		615	530
UnitedHealth Group, Inc. -144A
6.63%, due 11/15/2037		4,940	4,930
United Airlines, Inc.
6.64%, due 07/02/2022		7,583	7,204
USG Corp.
6.30%, due 11/15/2016		4,585	4,062
7.75%, due 01/15/2018		780	749
Verizon Communications, Inc.
6.25%, due 04/01/2037 ^		2,590	2,599
Verizon New England, Inc.
4.75%, due 10/01/2013		6,125	6,048
Viacom, Inc.
6.88%, due 04/30/2036		4,345	4,246
Wachovia Bank NA/Charlotte Nc
6.60%, due 01/15/2038		5,470	5,433
Wachovia Corp.
5.50%, due 08/01/2035		632	544
Wells Fargo & Co.
5.63%, due 12/11/2017		5,690	5,848
Western Union Co. (The)
6.20%, due 11/17/2036		1,240	1,176
XTO Energy, Inc.
6.10%, due 04/01/2036		1,835	1,818

		Principal	Value
United States (continued)
Yum! Brands, Inc.
6.88%, due 11/15/2037		$5,695	$5,536
Total Corporate Debt Securities (cost $499,048)			488,964

STRUCTURED NOTES (1.3%)
United States (1.3%)
HSBC Bank USA NA -144A
Zero Coupon, due 04/18/2012	MYR	3,000	873
JPMorgan Chase & Co. -144A
Zero Coupon, due 04/12/2012 – 10/22/2012	KRW	28,716,155	7,437
Total Structured Notes (cost $8,178)			8,310

		Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.8%)
United States (0.8%)
AES Trust III		10,950	504
Chesapeake Energy Corp. Ž		3,730	418
Chesapeake Energy Corp. Ž		16,685	1,741
El Paso Energy Capital Trust I		3,700	142
Lucent Technologies Capital Trust I		1,189	963
Newell Financial Trust I		10,000	458
Owens-Illinois, Inc. Ž		11,375	572
Total Convertible Preferred Stocks (cost $4,557)			4,798

PREFERRED STOCKS (1.3%)
United States (1.3%)
Freddie Mac ‡, Ž		80,000	2,148
Comcast Corp.		108,601	2,637
Fannie Mae Ž		135,000	3,566
Total Preferred Stocks (cost $7,731)			8,351

COMMON STOCKS (0.3%)
United States (0.3%)
Freddie Mac		72,000	2,188
Total Common Stocks (cost $1,906)			2,188

		Principal	Value
CONVERTIBLE BONDS (1.6%)
Canada (0.1%)
Nortel Networks Corp. -144A
1.75%, due 04/15/2012		450	349
United States (1.5%)
Countrywide Financial Corp. -144A
0.76%, due 04/15/2037 ^ *		260	237
0.82%, due 05/15/2037 *		715	633
Human Genome Sciences, Inc.
2.25%, due 08/15/2012	$1,170		$839
Incyte Corp.
3.50%, due 02/15/2011		650	736
iStar Financial, Inc.
5.74%, due 10/01/2012 *		80	70
JDS Uniphase Corp.
1.00%, due 05/15/2026		570	440
Level 3 Communications, Inc.
3.50%, due 06/15/2012		1,365	1,227
6.00%, due 09/15/2009 – 03/15/2010		3,140	2,768
Liberty Media LLC
3.50%, due 01/15/2031		125	105
Nektar Therapeutics
3.25%, due 09/28/2012 ^		1,960	1,629
Valeant Pharmaceuticals International
4.00%, due 11/15/2013		1,300	1,086
Total Convertible Bonds (cost $10,775)			10,119

Total Securities Lending Collateral (cost $23,771) (2)			23,771

Total Investment Securities (cost $625,053) #			$619,565

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Diversified Telecommunication Services	8.4%	$52,132
Commercial Banks	8.0%	49,729
Oil, Gas & Consumable Fuels	7.1%	44,209
Sovereign Government Obligation	7.0%	43,143
Media	6.0%	37,043
Diversified Financial Services	4.2%	25,734
Consumer Finance	3.7%	23,139
Multiline Retail	3.4%	21,332
Airlines	3.1%	19,157
Health Care Providers & Services	2.9%	18,147
Food & Staples Retailing	2.4%	15,063
Hotels, Restaurants & Leisure	2.2%	13,863
U.S. Government Obligation	2.2%	13,596
Household Durables	2.1%	13,238
U.S. Government Agency Obligation	2.1%	12,882
Communications Equipment	2.1%	12,753
Capital Markets	2.0%	12,267
Food Products	1.9%	11,623
Real Estate Investment Trusts	1.8%	11,409
Metals & Mining	1.8%	10,823
Specialty Retail	1.7%	10,766
Building Products	1.6%	10,049
Pharmaceuticals	1.6%	9,852
Paper & Forest Products	1.4%	8,724
Electric Utilities	1.4%	8,605
Road & Rail	1.3%	7,905
Wireless Telecommunication Services	1.2%	7,659
Automobiles	1.0%	5,954
Machinery	1.0%	5,867
Biotechnology	0.9%	5,597
Thrifts & Mortgage Finance	0.8%	5,063
Health Care Equipment & Supplies	0.8%	4,948
Independent Power Producers & Energy Traders	0.8%	4,828
Leisure Equipment & Products	0.7%	4,566
Beverages	0.7%	4,538
Aerospace & Defense	0.7%	4,510
Insurance	0.6%	3,925
Water Utilities	0.6%	3,524
Electronic Equipment & Instruments	0.5%	2,763
Commercial Services & Supplies	0.4%	2,384
Energy Equipment & Services	0.4%	2,328
Chemicals	0.3%	1,861
IT Services	0.3%	1,707
Life Sciences Tools & Services	0.3%	1,629
Containers & Packaging	0.2%	1,477
Tobacco	0.2%	1,255
Semiconductors & Semiconductor Equipment	0.2%	1,029
Software	0.1%	678
Multi-Utilities	0.1%	521
Investment Securities, at value	96.2%	595,794
Short-Term Investments	3.8%	23,771
Total Investments	100.0%	$619,565

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $22,775.
*	Floating or variable rate note. Rate is listed as of January 31, 2008.
‡	Non-income producing.
(1)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of January 31, 2008.
(2)

Cash collateral for the Repurchase Agreements, valued at $4,662, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $625,164. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $12,837 and $18,436, respectively. Net unrealized depreciation for tax purposes is $5,599.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities aggregated $73,053 or 11.57% of net assets of the Fund.

AUD	Australia Dollar
BRL	Brazil Real
CAD	Canada Dollar
COP	Colombia Peso
IDR	Indonesia Rupiah
JPY	Japan Yen
KRW	Korea Won
MXN	Mexico Nuevo Peso
MYR	Malaysia Ringgit
NZD	New Zealand Dollar
SGD	Singapore Dollar
ZAR	South Africa Rand
ISK	Icelandic Krona

TA IDEX Marsico Growth

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (90.5%)
Aerospace & Defense (6.4%)
General Dynamics Corp.	135,469	$11,442
Lockheed Martin Corp.	126,575	13,660
Automobiles (2.0%)
Toyota Motor Corp.	72,134	7,830
Beverages (2.3%)
Coca-Cola Co. (The)	69,413	4,107
Heineken NV	171,359	4,901
Biotechnology (2.5%)
Amylin Pharmaceuticals, Inc. ‡^	62,246	1,846
Genentech, Inc. ‡	116,021	8,143
Capital Markets (6.5%)
Goldman Sachs Group, Inc. (The)	80,357	16,133
Lehman Brothers Holdings, Inc. ^	145,284	9,323
Chemicals (6.4%)
Air Products & Chemicals, Inc.	41,119	3,701
Monsanto Co.	131,368	14,771
Praxair, Inc.	80,665	6,527
Commercial Banks (5.0%)
Industrial & Commercial Bank of China Class H	15,631,000	9,411
Wells Fargo & Co.	298,320	10,146
Communications Equipment (0.8%)
Qualcomm, Inc.	75,300	3,194
Computers & Peripherals (3.8%)
Apple, Inc. ‡	77,938	10,550
Hewlett-Packard Co.	103,163	4,513
Diversified Financial Services (1.2%)
JPMorgan Chase & Co.	99,997	4,755
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	256,329	9,866
Energy Equipment & Services (5.7%)
Cameron International Corp. ‡	46,080	1,855
Schlumberger, Ltd.	142,067	10,721
Transocean, Inc.	80,484	9,867
Food & Staples Retailing (2.6%)
CVS Caremark Corp.	175,524	6,858
Tesco PLC	417,473	3,489
Health Care Providers & Services (4.3%)
UnitedHealth Group, Inc.	333,863	16,974
Hotels, Restaurants & Leisure (11.4%)
Las Vegas Sands Corp. ‡^	98,333	8,621
McDonald’s Corp.	303,094	16,231
MGM Mirage, Inc. ‡^	97,670	7,151
Wynn Resorts, Ltd. ^	57,237	6,581
Yum! Brands, Inc.	182,068	6,220
Internet Software & Services (3.3%)
Google, Inc. Class A ‡	22,783	12,856
IT Services (4.1%)
Mastercard, Inc. Class A ^	77,052	15,950
Machinery (0.5%)
Deere & Co.	24,754	2,172
Oil, Gas & Consumable Fuels (3.2%)
Petroleo Brasileiro SA	114,650	$12,742
Pharmaceuticals (2.0%)
Merck & Co., Inc.	168,041	7,777
Road & Rail (3.2%)
Norfolk Southern Corp.	34,333	1,867
Union Pacific Corp.	86,282	10,788
Semiconductors & Semiconductor Equipment (1.3%)
Intel Corp.	244,387	5,181
Software (2.9%)
Microsoft Corp.	345,867	11,275
Specialty Retail (1.5%)
Lowe’s Cos., Inc.	222,963	5,895
Wireless Telecommunication Services (5.1%)
America Movil SAB de CV Series R, Class R	154,506	9,257
China Mobile, Ltd.	732,600	10,802
Total Common Stocks (cost $310,029)		355,949

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (0.4%)
U.S. Treasury Bill
Zero Coupon, due 02/07/2008 ^	$1,451	$1,450
Total U.S. Government Obligations (cost $1,450)		1,450

Total Securities Lending Collateral (cost $38,123) (1)		38,123

Total Investment Securities (cost $349,602) #		$395,522

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $37,257.
‡	Non-income producing.
(1)

Cash collateral for the Repurchase Agreements, valued at $7,477, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $349,566. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $53,130 and $7,174, respectively. Net unrealized appreciation for tax purposes is $45,956.

TA IDEX Marsico International Growth

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.6%)
Brazil (0.6%)
All America Latina Logistica SA	283,822	$3,057
Total Common Stocks (cost $3,974)		3,057

COMMON STOCKS (97.1%)
Australia (1.4%)
CSL, Ltd.	258,808	8,068
Bermuda (2.0%)
Esprit Holdings, Ltd.	430,500	5,608
Shangri-La Asia, Ltd.	1,932,000	5,764
Brazil (9.7%)
Bovespa Holding SA ‡	768,000	11,190
Gafisa SA	325,627	5,483
Petroleo Brasileiro SA	222,778	24,760
Redecard SA	234,100	3,385
Unibanco - Uniao de Bancos Brasileiros	70,148	9,175
SA ‡^
Canada (4.6%)
Potash Corp. of Saskatchewan	58,603	8,256
Research In Motion, Ltd. ‡	151,696	14,241
Rogers Communications, Inc.	79,102	3,012
Cayman Islands (0.5%)
Baidu.Com ‡^	10,363	2,901
Denmark (0.7%)
Vestas Wind Systems A/S ‡	38,686	3,741
France (14.7%)
Accor SA	111,283	8,501
Alstom	28,422	5,716
Compagnie Generale de Geophysi ‡	25,259	5,884
Electricite de France	163,459	16,978
Groupe Danone	139,976	11,267
JC Decaux SA ^	242,543	7,869
PPR SA	58,773	8,238
Veolia Environnement	214,355	17,559
Germany (7.4%)
Bayer AG	139,800	11,423
Continental AG	219,784	22,727
Gea Group AG ‡	129,232	3,977
Mtu Aero Engines Holding AG	54,492	2,909
Greece (0.5%)
Public Power Corp. SA	56,703	2,648
Hong Kong (2.9%)
China Merchants Holdings International Co., Ltd.	528,000	2,579
China Mobile, Ltd.	547,500	8,073
CNOOC, Ltd.	3,858,000	5,454
India (2.0%)
ICICI Bank, Ltd.	187,538	$11,395
Israel (0.6%)
Teva Pharmaceutical Industries, Ltd.	67,141	3,091
Japan (6.6%)
Daikin Industries, Ltd.	121,729	$5,513
Fujitsu, Ltd.	435,000	2,843
Marubeni Corp.	1,143,000	7,974
Nintendo Co., Ltd.	26,700	13,504
Yamada Denki Co., Ltd.	62,900	6,738
Korea, Republic of (2.2%)
Samsung Electronics Co., Ltd.	18,860	12,016
Mexico (3.6%)
America Movil SAB de CV Series R,	190,144	11,391
Class R
Grupo Televisa SA	381,687	8,508
Netherlands (2.2%)
Heineken NV	214,798	12,027
Singapore (0.9%)
Capitaland, Ltd.	1,187,000	5,025
South Africa (1.7%)
MTN Group, Ltd.	611,632	9,740
Spain (2.0%)
Telefonica SA	379,396	11,046
Switzerland (17.2%)
ABB, Ltd.	345,466	8,610
Actelion, Ltd. ‡	108,364	5,399
Credit Suisse Group	304,010	17,249
Holcim, Ltd.	175,162	17,048
Julius Baer Holding AG	127,488	8,924
Lonza Group AG	115,447	14,764
Nestle SA	31,244	13,939
Roche Holding AG	55,909	10,116
Taiwan (0.5%)
HON HAI Precision Industry Co., Ltd.	526,000	2,824
United Kingdom (11.6%)
British Sky Broadcasting Group PLC	1,469,474	16,140
Johnson Matthey PLC	76,650	2,853
Man Group PLC	777,537	8,558
Reckitt Benckiser Group PLC	161,793	8,472
Rio Tinto PLC	61,077	6,114
Tesco PLC	2,690,959	22,489
United States (1.6%)
Las Vegas Sands Corp. ‡	103,935	9,112
Total Common Stocks (cost $501,746)		540,808

Total Securities Lending Collateral (cost $16,339) (1)		16,339

Total Investment Securities (cost $522,059) #		$560,204

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought(Sold)	(Depreciation)

South African Rand	1,342	02/05/2008	$186	$(7)
			$186	$(7)

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Capital Markets	6.2%	$34,731
Media	5.8%	32,517
Oil, Gas & Consumable Fuels	5.4%	30,213
Wireless Telecommunication Services	5.2%	29,205
Food Products	4.5%	25,206
Hotels, Restaurants & Leisure	4.2%	23,377
Auto Components	4.1%	22,727
Chemicals	4.0%	22,532
Food & Staples Retailing	4.0%	22,489
Commercial Banks	3.7%	20,570
Electric Utilities	3.5%	19,626
Electrical Equipment	3.2%	18,068
Multi-Utilities	3.1%	17,559
Construction Materials	3.0%	17,048
Life Sciences Tools & Services	2.6%	14,765
Communications Equipment	2.5%	14,241
Diversified Telecommunication Services	2.5%	14,058
Software	2.4%	13,504
Biotechnology	2.4%	13,466
Pharmaceuticals	2.4%	13,207
Specialty Retail	2.2%	12,346
Beverages	2.2%	12,027
Semiconductors & Semiconductor Equipment	2.1%	12,016
Diversified Financial Services	2.0%	11,190
Household Products	1.5%	8,472
Multiline Retail	1.5%	8,238
Trading Companies & Distributors	1.4%	7,974
Metals & Mining	1.1%	6,113
Energy Equipment & Services	1.1%	5,884
Building Products	1.0%	5,513
Household Durables	1.0%	5,483
Real Estate Management & Development	0.9%	5,025
Machinery	0.7%	3,977
IT Services	0.6%	3,384
Road & Rail	0.6%	3,057
Aerospace & Defense	0.5%	2,909
Internet Software & Services	0.5%	2,901
Computers & Peripherals	0.5%	2,843
Electronic Equipment & Instruments	0.5%	2,824
Transportation Infrastructure	0.5%	2,580
Investment Securities, at value	97.1%	543,865
Short-Term Investments	2.9%	16,339
Total Investments	100.0%	$560,204

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $15,747.
‡	Non-income producing.
(1)

Cash collateral for the Repurchase Agreements, valued at $3,205, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $524,968. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $59,214 and $23,978, respectively. Net unrealized appreciation for tax purposes is $35,236.

TA IDEX Mellon Market Neutral Strategy

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.1%)
Aerospace & Defense (0.7%)
Boeing Co.	9,000	$749
Auto Components (0.6%)
Goodyear Tire & Rubber Co. (The) ‡	9,900	249
Modine Manufacturing Co.	27,000	417
Beverages (1.1%)
Pepsi Bottling Group, Inc.	34,800	1,213
Capital Markets (1.5%)
Affiliated Managers Group, Inc. ‡	3,000	295
Franklin Resources, Inc.	8,400	876
TD Ameritrade Holding Corp. ‡	30,400	570
Chemicals (5.0%)
Cf Industries Holdings, Inc.	21,000	2,246
Dow Chemical Co. (The)	25,100	970
Ei DU Pont de Nemours & Co.	13,000	587
Mosaic Co. (The) ‡	5,800	528
Olin Corp.	37,800	775
Terra Industries, Inc. ‡	15,600	703
Commercial Banks (0.5%)
SVB Financial Group ‡	11,800	571
Commercial Services & Supplies (5.4%)
Allied Waste Industries, Inc. ‡	180,700	1,780
Dun & Bradstreet Corp.	8,500	782
HNI Corp.	37,700	1,269
Manpower, Inc.	31,300	1,761
Steelcase, Inc. Class A	40,100	614
Communications Equipment (2.1%)
ADC Telecommunications, Inc. ‡	72,600	1,074
Ciena Corp. ‡	27,800	754
JDS Uniphase Corp. ‡	26,600	277
Qualcomm, Inc.	6,900	293
Computers & Peripherals (2.1%)
Apple, Inc. ‡	11,700	1,584
Network Appliance, Inc. ‡	13,100	304
Sun Microsystems, Inc. ‡	16,500	289
Western Digital Corp. ‡	11,400	301
Construction & Engineering (1.7%)
Urs Corp. ‡	45,000	1,976
Consumer Finance (0.7%)
American Express Co.	17,200	848
Containers & Packaging (0.9%)
Crown Holdings, Inc. ‡	32,000	785
Owens-Illinois, Inc. ‡	5,500	277
Diversified Consumer Services (0.6%)
Sotheby’s	21,300	662
Diversified Financial Services (0.2%)
Nasdaq Stock Market Inc/The ‡	5,500	254
Diversified Telecommunication Services (1.9%)
CenturyTel, Inc.	40,600	1,499
Qwest Communications International, Inc.	117,900	693
Electric Utilities (2.0%)
Reliant Energy, Inc. ‡	20,600	438
Sierra Pacific Resources	123,400	$1,847
Electrical Equipment (0.9%)
Hubbell, Inc. Class B	9,700	463
Thomas & Betts Corp. ‡	12,600	570
Electronic Equipment & Instruments (3.3%)
Arrow Electronics, Inc. ‡	8,400	287
Avnet, Inc. ‡	53,000	1,887
Dolby Laboratories, Inc. Class A ‡	6,500	280
Ingram Micro, Inc. Class A ‡	21,800	388
Tech Data Corp. ‡	29,000	997
Energy Equipment & Services (4.2%)
Ensco International, Inc.	9,300	476
FMC Technologies, Inc. ‡	20,600	992
Global Industries, Ltd. ‡	65,800	1,162
National Oilwell Varco, Inc. ‡	32,000	1,927
Superior Energy Services, Inc. ‡	8,500	341
Food & Staples Retailing (1.7%)
Supervalu, Inc.	8,800	265
SYSCO Corp.	56,600	1,644
Food Products (1.3%)
Bunge, Ltd.	11,200	1,327
Smucker (J.M.) Co. (The)	4,500	210
Gas Utilities (0.6%)
Southern Union Co.	15,700	427
UGI Corp.	11,800	314
Health Care Equipment & Supplies (3.1%)
Intuitive Surgical, Inc. ‡	4,400	1,117
Kinetic Concepts, Inc. ‡	14,700	732
Medtronic, Inc.	19,800	922
St Jude Medical, Inc. ‡	6,100	247
Zimmer Holdings, Inc. ‡	7,100	556
Health Care Providers & Services (5.7%)
AmerisourceBergen Corp. Class A	11,900	555
Apria Healthcare Group, Inc. ‡	58,000	1,231
Cigna Corp.	7,700	378
Express Scripts, Inc. Class A ‡	9,800	661
LifePoint Hospitals, Inc. ‡	26,300	710
Lincare Holdings, Inc. ‡	45,800	1,530
McKesson Corp.	7,400	465
Patterson Cos., Inc. ‡	32,700	1,048
Health Care Technology (0.6%)
Hlth Corp. ‡	65,300	731
Hotels, Restaurants & Leisure (2.3%)
Bob Evans Farms, Inc.	13,700	407
Choice Hotels International, Inc.	13,400	448
Starwood Hotels & Resorts Worldwide, Inc.	6,000	271
Wynn Resorts, Ltd.	13,600	1,564
Household Durables (0.5%)
American Greetings Corp. Class A	29,700	609
Independent Power Producers & Energy Traders (2.2%)
Mirant Corp. ‡	55,500	2,045
NRG Energy, Inc. ‡	12,100	467

	Shares	Value
Industrial Conglomerates (1.6%)
McDermott International, Inc. ‡	31,200	$1,472
Teleflex, Inc.	5,700	337
Insurance (5.5%)
Axis Capital Holdings, Ltd.	11,200	448
Cincinnati Financial Corp.	23,800	917
CNA Financial Corp.	15,900	540
Genworth Financial, Inc. Class A	34,000	828
HCC Insurance Holdings, Inc.	37,000	1,031
Prudential Financial, Inc.	5,900	498
Reinsurance Group of America, Inc.	6,300	365
XL Capital, Ltd. Class A	37,500	1,688
Internet & Catalog Retail (0.5%)
NutriSystem, Inc. ‡	18,600	532
IT Services (2.3%)
Accenture, Ltd. Class A	17,600	609
Computer Sciences Corp. ‡	12,700	537
Electronic Data Systems Corp.	18,200	366
MPS Group, Inc. ‡	50,200	505
Total System Services, Inc.	26,700	617
Leisure Equipment & Products (1.0%)
Brunswick Corp.	28,500	541
Hasbro, Inc.	25,000	649
Machinery (1.6%)
Gardner Denver, Inc. ‡	31,500	1,022
Manitowoc Co., Inc. (The)	16,800	640
Oshkosh Corp.	4,900	224
Marine (0.2%)
Alexander & Baldwin, Inc.	6,000	274
Media (5.9%)
CBS Corp. Class B	71,100	1,791
Gannett Co., Inc.	12,000	444
Meredith Corp.	22,800	1,071
Regal Entertainment Group Class A	77,700	1,441
Time Warner, Inc.	78,400	1,234
Viacom, Inc. Class B ‡	20,700	802
Metals & Mining (1.9%)
AK Steel Holding Corp. ‡	32,500	1,553
Southern Copper Corp.	3,300	310
Titanium Metals Corp.	15,100	328
Multiline Retail (2.0%)
Big Lots, Inc. ‡	40,400	701
Family Dollar Stores, Inc.	78,700	1,655
Office Electronics (1.1%)
Xerox Corp.	26,700	411
Zebra Technologies Corp. Class A ‡	26,400	811
Oil, Gas & Consumable Fuels (4.0%)
Chesapeake Energy Corp.	12,300	458
ConocoPhillips	13,000	1,044
Devon Energy Corp.	2,900	247
Holly Corp.	25,700	1,244
Massey Energy Co.	20,100	747
Valero Energy Corp.	15,400	912
Paper & Forest Products (0.6%)
International Paper Co.	21,600	$697
Pharmaceuticals (1.8%)
Bristol-Myers Squibb Co.	37,000	858
Endo Pharmaceuticals Holdings, Inc. ‡	39,100	1,022
Schering-Plough Corp.	11,700	229
Real Estate Management & Development (2.0%)
CB Richard Ellis Group, Inc. Class A ‡	12,700	247
Jones Lang Lasalle, Inc.	26,200	2,038
Road & Rail (1.1%)
CON-Way, Inc.	20,400	993
Kansas City Southern ‡	7,900	284
Semiconductors & Semiconductor Equipment (3.5%)
Applied Materials, Inc.	22,300	400
Intersil Corp. Class A	21,400	493
LAM Research Corp. ‡	8,000	307
Memc Electronic Materials, Inc. ‡	4,400	314
Novellus Systems, Inc. ‡	22,600	537
NVIDIA Corp. ‡	37,800	930
Semtech Corp. ‡	61,100	780
Texas Instruments, Inc.	7,600	235
Software (0.9%)
Adobe Systems, Inc. ‡	8,500	297
Synopsys, Inc. ‡	36,200	797
Specialty Retail (2.5%)
Aeropostale, Inc. ‡	21,300	600
RadioShack Corp.	34,300	595
Sherwin-Williams Co. (The)	17,700	1,013
Tiffany & Co.	17,900	714
Textiles, Apparel & Luxury Goods (1.1%)
Coach, Inc. ‡	41,000	1,314
Trading Companies & Distributors (0.8%)
GATX Corp.	25,400	955
Wireless Telecommunication Services (0.8%)
Telephone & Data Systems, Inc.	16,700	881
Total Common Stocks (cost $120,624)		111,135

Total Investment Securities (cost $120,624) #		$111,135

	Shares	Value
SECURITIES SOLD SHORT (94.8%)
COMMON STOCKS (94.8%)
Air Freight & Logistics (0.3%)
Expeditors International Washington,	(6,200)	$(293)
Airlines (2.1%)
AirTran Holdings, Inc. ‡	(42,400)	(366)
Alaska Air Group, Inc. ‡	(40,300)	(1,019)
US Airways Group, Inc. ‡	(71,300)	(985)
Auto Components (0.9%)
BorgWarner, Inc.	(19,800)	(1,002)
Beverages (0.7%)
Brown-Forman Corp. Class B	(7,100)	(447)
Coca-Cola Co. (The)	(6,900)	(408)

	Shares	Value
Capital Markets (3.5%)
Bear Stearns Cos., Inc. (The)	(15,100)	$(1,364)
Northern Trust Corp.	(8,000)	(587)
T. Rowe Price Group, Inc.	(17,100)	(865)
Waddell & Reed Financial, Inc.	(38,100)	(1,264)
Chemicals (4.3%)
Air Products & Chemicals, Inc.	(11,100)	(999)
Albemarle Corp.	(20,500)	(743)
Monsanto Co.	(4,600)	(517)
ROHM & Haas Co.	(23,700)	(1,265)
Sigma-Aldrich Corp.	(5,200)	(258)
Westlake Chemical Corp.	(61,100)	(1,228)
Commercial Banks (0.7%)
Bancorpsouth, Inc.	(22,900)	(561)
Bank of Hawaii Corp.	(4,300)	(217)
Commercial Services & Supplies (3.0%)
Corrections Corp. of America ‡	(47,000)	(1,247)
Navigant Consulting, Inc. ‡	(41,800)	(495)
Pitney Bowes, Inc.	(34,900)	(1,281)
Rollins, Inc.	(25,900)	(461)
Communications Equipment (1.5%)
Cisco Systems, Inc. ‡	(7,300)	(179)
Motorola, Inc.	(109,500)	(1,262)
Polycom, Inc. ‡	(12,900)	(326)
Computers & Peripherals (2.2%)
Imation Corp. ‡	(64,600)	(1,674)
SanDisk Corp. ‡	(32,300)	(822)
Containers & Packaging (0.3%)
Smurfit-Stone Container Corp. ‡	(30,500)	(289)
Diversified Consumer Services (1.4%)
Career Education Corp. ‡	(8,700)	(189)
Corinthian Colleges, Inc. ‡	(58,400)	(494)
H&R Block, Inc.	(31,100)	(599)
Strayer Education, Inc.	(1,600)	(276)
Diversified Financial Services (2.0%)
Bank of America Corp. (1)	(26,400)	(1,171)
Leucadia National Corp.	(25,200)	(1,113)
Electric Utilities (3.3%)
Ameren Corp.	(6,700)	(300)
Black Hills Corp.	(10,100)	(391)
Exelon Corp.	(16,000)	(1,219)
Hawaiian Electric Industries, Inc.	(10,200)	(229)
Idacorp, Inc.	(42,800)	(1,397)
Westar Energy, Inc.	(9,500)	(232)
Energy Equipment & Services (3.6%)
Baker Hughes, Inc.	(13,800)	(896)
Diamond Offshore Drilling, Inc.	(12,800)	(1,445)
Halliburton Co.	(7,400)	(245)
Schlumberger, Ltd.	(6,200)	(468)
TETRA Technologies, Inc. ‡	(74,100)	(1,160)
Food & Staples Retailing (0.4%)
Ruddick Corp.	(13,700)	(467)
Food Products (2.9%)
Archer-Daniels-Midland Co.	(32,100)	$(1,414)
Campbell Soup Co.	(35,100)	(1,110)
Sara Lee Corp.	(61,400)	(863)
Gas Utilities (2.2%)
Equitable Resources, Inc.	(34,200)	(1,907)
National Fuel Gas Co.	(5,200)	(224)
Questar Corp.	(8,500)	(433)
Health Care Equipment & Supplies (2.5%)
Beckman Coulter, Inc.	(3,700)	(246)
Becton Dickinson & Co.	(2,800)	(242)
Cooper Cos. (The), Inc.	(21,900)	(863)
Idexx Laboratories, Inc. ‡	(4,600)	(259)
ResMed, Inc. ‡	(27,600)	(1,286)
Health Care Providers & Services (2.5%)
Community Health Systems, Inc. ‡	(17,100)	(549)
Davita, Inc. ‡	(4,000)	(213)
Laboratory Corp. of America Holdings ‡	(6,700)	(495)
Omnicare, Inc.	(26,900)	(596)
Psychiatric Solutions, Inc. ‡	(34,100)	(1,029)
Health Care Technology (0.8%)
Cerner Corp. ‡	(17,400)	(912)
Hotels, Restaurants & Leisure (6.7%)
International Game Technology	(30,300)	(1,293)
Las Vegas Sands Corp. ‡	(14,000)	(1,228)
Marriott International, Inc. Class A	(7,900)	(284)
McDonald’s Corp.	(25,700)	(1,376)
Orient-Express Hotels, Ltd. Class A	(18,300)	(947)
Royal Caribbean Cruises, Ltd.	(19,500)	(786)
Scientific Games Corp. Class A ‡	(26,900)	(640)
Starbucks Corp. ‡	(63,100)	(1,193)
Household Durables (2.9%)
Centex Corp.	(28,800)	(800)
KB Home	(15,100)	(415)
Ryland Group, Inc.	(11,100)	(374)
Stanley Works (The)	(19,100)	(981)
Whirlpool Corp.	(9,700)	(826)
Industrial Conglomerates (0.5%)
General Electric Co.	(14,800)	(524)
Insurance (4.2%)
AON Corp.	(11,500)	(500)
Arch Capital Group, Ltd. ‡	(12,500)	(881)
Conseco, Inc. ‡	(109,600)	(1,319)
Fidelity National Financial, Inc. Class A	(21,300)	(419)
First American Corp.	(12,000)	(523)
Principal Financial Group, Inc.	(3,600)	(215)
Progressive Corp. (The)	(54,100)	(1,004)
IT Services (1.3%)
Gartner, Inc. ‡	(10,300)	(153)
Iron Mountain, Inc. ‡	(40,400)	(1,389)
Leisure Equipment & Products (0.9%)
Eastman Kodak Co.	(14,600)	(291)

	Shares	Value
Leisure Equipment & Products (continued)
Mattel, Inc.	(34,000)	$(714)
Life Sciences Tools & Services (1.4%)
Covance, Inc. ‡	(12,500)	(1,040)
Pharmaceutical Product Development,	(13,400)	(581)
Machinery (2.4%)
Deere & Co.	(4,700)	(413)
Donaldson Co., Inc.	(20,100)	(842)
IDEX Corp.	(14,000)	(437)
Nordson Corp.	(21,500)	(1,072)
Media (0.5%)
Hearst-Argyle Television, Inc. Class A	(29,400)	(627)
Metals & Mining (2.1%)
Nucor Corp.	(10,800)	(625)
Steel Dynamics, Inc.	(12,200)	(636)
U.S. Steel Corp.	(11,400)	(1,164)
Multiline Retail (3.2%)
99 Cents Only Stores ‡	(53,100)	(442)
Macy’s, Inc.	(15,500)	(429)
Nordstrom, Inc.	(33,300)	(1,295)
Saks, Inc. ‡	(68,300)	(1,233)
Target Corp.	(5,600)	(311)
Multi-Utilities (1.1%)
Integrys Energy Group, Inc.	(26,900)	(1,308)
Oil, Gas & Consumable Fuels (4.6%)
Cabot Oil & Gas Corp.	(18,500)	(716)
EOG Resources, Inc.	(7,100)	(621)
Foundation Coal Holdings, Inc.	(31,000)	(1,621)
Peabody Energy Corp.	(21,200)	(1,145)
Range Resources Corp.	(24,100)	(1,259)
Paper & Forest Products (1.8%)
Louisiana-Pacific Corp.	(92,800)	(1,417)
Weyerhaeuser Co.	(9,400)	(637)
Pharmaceuticals (3.3%)
Abbott Laboratories	(22,200)	(1,250)
Allergan, Inc.	(16,100)	(1,082)
Barr Pharmaceuticals, Inc. ‡	(23,500)	(1,226)
Valeant Pharmaceuticals International ‡	(23,500)	(266)
Real Estate Management & Development (0.8%)
Forest City Enterprises, Inc. Class A	(21,900)	(873)
Road & Rail (1.2%)
Burlington Northern Santa Fe Corp.	(16,600)	(1,436)
Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc. ‡	(97,200)	$(743)
Broadcom Corp. Class A ‡	(41,500)	(916)
Intel Corp.	(21,300)	(452)
Marvell Technology Group, Ltd. ‡	(80,500)	(955)
Micron Technology, Inc. ‡	(128,900)	(906)
National Semiconductor Corp.	(12,000)	(221)
Software (4.0%)
Aci Worldwide, Inc. ‡	(57,000)	(849)
Amdocs, Ltd. ‡	(8,300)	(275)
Electronic Arts, Inc. ‡	(29,200)	(1,383)
Intuit, Inc. ‡	(40,400)	(1,240)
Salesforce.Com, Inc. ‡	(16,100)	(842)
Specialty Retail (2.9%)
Abercrombie & Fitch Co. Class A	(8,200)	(653)
Coldwater Creek, Inc. ‡	(84,100)	(541)
Office Depot, Inc. ‡	(97,100)	(1,440)
Pacific Sunwear of California ‡	(32,400)	(360)
Urban Outfitters, Inc. ‡	(12,300)	(357)
Sugar & Confectionery Products (0.2%)
Tootsie Roll INDS, Inc. ‡	(10,800)	(270)
Textiles, Apparel & Luxury Goods (1.1%)
Timberland Co. Class A ‡	(77,700)	(1,275)
Thrifts & Mortgage Finance (0.8%)
Freddie Mac	(12,800)	(389)
Washington Federal, Inc.	(22,900)	(559)
Wireless Telecommunication Services (2.2%)
Crown Castle International Corp. ‡	(31,800)	(1,151)
Leap Wireless International, Inc. ‡	(20,700)	(856)
SBA Communications Corp. Class A ‡	(17,000)	(503)
Total Common Stocks (proceeds $118,438)		(109,571)

Total Securities Sold Short (proceeds $118,438) #		$(109,571)

NOTES TO SCHEDULE OF INVESTMENTS

‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $120,819.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,693 and $12,377, respectively.  Net unrealized depreciation for tax purposes is $9,684.

TA IDEX MFS International Equity

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (100.1%)
Australia (0.4%)
QBE Insurance Group, Ltd.	3,681	$93
Austria (1.6%)
Erste Bank DER Oesterreichischen Sparkassen AG	6,802	369
Bermuda (0.7%)
LI & Fung, Ltd.	42,000	158
Canada (1.0%)
Canadian National Railway Co.	4,763	240
Czech Republic (0.7%)
Komercni Banka As	755	164
France (18.8%)
Air Liquide	2,891	402
AXA SA	12,719	435
Gaz De France	4,974	269
Legrand SA	10,142	309
LVMH Moet Hennessy Louis Vuitton SA	7,493	766
Pernod-Ricard SA	3,928	416
Schneider Electric SA	5,698	656
Societe Television Francaise	3,854	97
Suez SA	4,470	273
Total SA	7,798	565
Vivendi	4,291	172
Germany (9.5%)
Bayer AG	6,497	531
Bayerische Motoren Werke AG	4,833	264
E.ON AG	2,338	429
Linde AG	4,458	579
Merck KGAA	3,370	415
India (0.7%)
Satyam Computer Services, Ltd. ^	6,670	163
Italy (0.9%)
Intesa Sanpaolo SpA	30,534	217
Japan (20.8%)
AEON Credit Service Co., Ltd.	9,800	148
Asahi Glass Co., Ltd.	20,000	252
Bridgestone Corp.	10,000	170
Canon, Inc.	15,400	653
Fanuc, Ltd.	2,600	231
Hirose Electric Co., Ltd.	1,700	174
Hoya Corp.	8,500	231
INPEX Holdings, Inc.	37	353
KAO Corp.	27,000	817
Nintendo Co., Ltd.	300	152
Nomura Holdings, Inc.	16,600	243
Omron Corp.	8,000	167
Ricoh Co., Ltd.	19,000	299
Shin-Etsu Chemical Co., Ltd.	4,400	233
Shizuoka Bank, Ltd. (The)	9,000	99
Tokyo Gas Co., Ltd.	34,000	160
Toyota Motor Corp.	7,600	411
Yamato Holdings Co., Ltd.	3,000	42
Korea, Republic of (1.6%)
Samsung Electronics Co., Ltd.	597	$380
Mexico (0.4%)
Grupo Modelo SAB de CV Series C, Class C	17,900	82
Netherlands (5.9%)
Heineken NV	8,860	496
Royal Dutch Shell PLC Class A	11,596	415
TNT NV	12,150	449
Singapore (1.5%)
Singapore Telecommunications, Ltd.	135,150	352
South Africa (0.4%)
MTN Group, Ltd.	5,900	94
Switzerland (17.1%)
Actelion, Ltd. ‡	3,041	152
Givaudan SA	440	432
Julius Baer Holding AG	4,586	321
Nestle SA	2,579	1,151
Roche Holding AG	5,141	930
Swiss Reinsurance	5,905	442
UBS AG	13,074	541
Taiwan (0.7%)
Taiwan Semiconductor Manufacturing Co., Ltd.	18,542	172
United Kingdom (15.7%)
BHP Billiton PLC	5,908	179
Diageo PLC	25,426	513
GlaxoSmithKline PLC	22,595	535
HSBC Holdings PLC	10,530	158
Ladbrokes PLC	31,258	187
Reckitt Benckiser Group PLC	13,771	721
Smiths Group PLC	18,290	365
Tesco PLC	21,599	180
William Hill PLC	41,787	341
WPP Group PLC	38,237	471
United States (1.7%)
Synthes, Inc.	3,144	401
Total Common Stocks (cost $22,165)		23,277

Total Securities Lending Collateral (cost $173) (1)		173

Total Investment Securities (cost $22,338) #		$23,450

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Chemicals	9.3%	$2,178
Pharmaceuticals	8.0%	1,881
Household Products	6.6%	1,538
Beverages	6.4%	1,508
Oil, Gas & Consumable Fuels	5.7%	1,334
Food Products	4.9%	1,150
Capital Markets	4.7%	1,105
Commercial Banks	4.3%	1,006
Insurance	4.1%	970
Electrical Equipment	4.1%	965
Office Electronics	4.1%	952
Textiles, Apparel & Luxury Goods	3.3%	766
Media	3.2%	740
Automobiles	2.9%	676
Electronic Equipment & Instruments	2.4%	572
Semiconductors & Semiconductor Equipment	2.4%	552
Hotels, Restaurants & Leisure	2.2%	528
Air Freight & Logistics	2.1%	491
Electric Utilities	1.8%	429
Gas Utilities	1.8%	428
Health Care Equipment & Supplies	1.7%	401
Industrial Conglomerates	1.6%	365
Diversified Telecommunication Services	1.5%	352
Energy Equipment & Services	1.2%	273
Building Products	1.1%	252
Road & Rail	1.0%	240
Machinery	1.0%	231
Food & Staples Retailing	0.8%	180
Metals & Mining	0.8%	179
Auto Components	0.7%	170
IT Services	0.7%	162
Trading Companies & Distributors	0.7%	158
Software	0.6%	152
Biotechnology	0.6%	151
Consumer Finance	0.6%	148
Wireless Telecommunication Services	0.4%	94
Investment Securities, at value	99.3%	23,277
Short-Term Investments	0.7%	173
Total Investments	100.0%	$23,450

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $163.
‡	Non-income producing.
(1)

Cash collateral for the Repurchase Agreements, valued at $34, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $22,537. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,314 and $1,401, respectively. Net unrealized appreciation for tax purposes is $913.

TA IDEX Multi-Manager Alternative Strategies Fund

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (98.8%)(€)
Bond (11.1%)
TA IDEX JPMorgan International Bond	1,218,710	$13,905
Capital Preservation (4.7%)
TA IDEX Transamerica Money Market	5,896,205	5,896
Global/International Stock (5.2%)
TA IDEX Evergreen International Small Cap	184,490	2,487
TA IDEX Oppenheimer Developing Markets	294,684	3,987
Tactical and Specialty (75.4%)
TA IDEX BlackRock Global Allocation	654,804	7,851
TA IDEX BlackRock Natural Resources	862,212	10,778
TA IDEX Clarion Global Real Estate Securities	996,864	14,554
TA IDEX Federated Market Opportunity	1,422,242	13,910
TA IDEX Loomis Sayles Bond	1,997,473	20,055
TA IDEX Mellon Market Neutral Strategy	1,433,096	13,213
TA IDEX UBS Dynamic Alpha	1,398,122	13,967
U.S. Stock (2.4%)
TA IDEX Bjurman, Barry Micro Emerging Growth ‡	306,877	3,038

Total Investment Companies(cost $126,578) #		$123,641

NOTES TO SCHEDULE OF INVESTMENTS

€	The Fund invests its assets in the Class I shares of the other series of the Transamerica IDEX Mutual Funds.
‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $126,581. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,662 and $4,602, respectively. Net unrealized depreciation for tax purposes is $2,940.

TA IDEX Multi-Manager International Fund

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.6%)(€)
Global/International Stock (88.9%)
TA IDEX AllianceBernstein International Value	6,883,320	$79,847
TA IDEX Evergreen International Small Cap	2,286,477	30,822
TA IDEX Marsico International Growth	7,451,125	91,723
TA IDEX Neuberger Berman International	8,841,197	90,445
TA IDEX Oppenheimer Developing Markets	6,939,534	93,892
Tactical and Specialty (10.7%)
TA IDEX BlackRock Global Allocation	2,033,564	24,382
TA IDEX Clarion Global Real Estate Securities	1,536,629	22,435

Total Investment Companies (cost $473,238) #		$433,546

NOTES TO SCHEDULE OF INVESTMENTS

€	The Fund invests its assets in the Class I shares of the other series of the Transamerica IDEX Mutual Funds.
#

Aggregate cost for federal income tax purposes is $474,321. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4,716 and $45,491, respectively. Net unrealized depreciation for tax purposes is $40,775.

TA IDEX Neuberger Berman International

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (1.4%)
Brazil (0.5%)
Universo Online SA ‡, §	540,121	$2,817
Germany (0.9%)
Porsche AG	2,629	4,700
Total Preferred Stocks (cost $6,978)		7,517

COMMON STOCKS (90.5%)
Australia (2.0%)
Paladin Energy, Ltd. ‡	1,195,225	4,914
Woodside Petroleum, Ltd.	133,984	5,638
Austria (2.5%)
Cat Oil AG ‡^ §	317,860	7,217
Zumtobel AG	201,396	5,990
Belgium (6.0%)
Colruyt SA	20,535	5,155
Euronav NV ^	152,799	5,629
Fortis	186,455	4,153
Fortis	13,230	295
ICOS Vision Systems NV ‡^	50,036	1,822
InBev NV	148,660	12,218
Option NV ‡^	319,591	2,026
Bermuda (1.0%)
TPV Technology, Ltd.	8,244,000	5,273
Brazil (6.1%)
Cia Vale do Rio Doce ‡^	363,615	9,465
Natura Cosmeticos SA	335,975	3,238
Petroleo Brasileiro SA ^	131,300	14,593
Ultrapar Participacoes SA ^	140,000	4,620
Canada (10.4%)
Addax Petroleum Corp.	117,712	4,720
Addax Petroleum Corp. -144A ‡ @	98,900	3,966
Canadian Natural Resources, Ltd.	168,975	10,762
Corus Entertainment, Inc. Class B	206,000	4,448
First Calgary Petroleums, Ltd. ‡^	963,265	2,379
MacDonald Dettwiler & Associates, Ltd. ‡	281,610	12,617
Stantec, Inc. ‡	73,030	2,273
Suncor Energy, Inc.	92,198	8,633
Talisman Energy, Inc.	324,660	5,107
Cyprus (0.8%)
Prosafe Se ^	294,885	4,231
Denmark (0.5%)
Danske Bank A/S Class R	74,200	2,655
France (6.6%)
Alten ‡	80,860	2,369
BNP Paribas	29,656	2,930
IPSOS	174,602	4,849
Kaufman & Broad SA	11,984	457
Pernod-Ricard SA	28,430	3,012
Rexel SA ‡	165,570	2,659
Teleperformance	70,600	2,200
Total SA	92,925	6,763
Vallourec	47,686	9,545
Germany (9.5%)
Continental AG	69,518	$7,188
Gerresheimer AG ‡	98,190	5,011
HYPO Real Estate Holding AG @	173,322	5,417
Kloeckner & Co. AG	98,188	4,058
Leoni AG	141,825	5,862
Pfeiffer Vacuum Technology AG	48,775	3,618
Wacker Chemie AG	48,910	10,606
Wincor Nixdorf AG	106,321	8,214
Greece (0.6%)
Titan Cement Co. SA	63,920	2,909
Ireland (5.9%)
Allied Irish Banks PLC	80,277	1,776
Allied Irish Banks PLC	117,030	2,596
Anglo Irish Bank Corp. PLC	8,226	117
CRH PLC	360,608	13,706
DCC PLC	167,495	4,613
Dragon Oil PLC ‡, §	1,083,163	8,361
Italy (2.0%)
Marazzi Group SpA ^ §	446,367	4,263
Milano Assicurazioni SpA	936,900	6,013
Japan (12.4%)
Bosch Corp.	229,200	978
Chiyoda Corp.	488,000	5,751
FCC Co., Ltd.	198,300	2,638
Heiwa Corp.	244,600	2,063
Hogy Medical Co., Ltd.	59,000	2,734
Ibiden Co., Ltd.	90,700	5,759
Kaga Electronics Co., Ltd.	105,200	1,343
Maruichi Steel Tube, Ltd. ^	169,800	5,132
Nihon Kohden Corp.	121,900	2,846
Nissan Motor Co., Ltd.	870,200	8,129
Pasona Group, Inc. ^	842	615
Sankyo Co., Ltd.	141,200	7,564
Sumitomo Metal Industries, Ltd.	1,155,000	5,524
Takuma Co., Ltd.	119,000	335
Tenma Corp.	43,000	675
Toray Industries, Inc.	1,065,000	7,253
Unicharm Petcare Corp.	7,500	399
Yamaha Motor Co., Ltd.	240,000	5,511
Jersey, C.I. (0.8%)
Experian Group, Ltd.	495,430	4,386
Korea, Republic of (2.7%)
Daegu Bank	277,620	4,054
Hyundai Mobis	39,718	3,297
KT Corp.	125,080	6,706
Luxembourg (0.9%)
Tenaris SA ^	120,070	4,802
Netherlands (2.8%)
Aalberts Industries NV	251,070	4,374
OPG Groep NV	92,925	2,430
TNT NV	139,210	5,140
Wavin NV	260,750	2,979

	Shares	Value
Norway (1.4%)
DNB NOR ASA	560,250	$7,281
Sweden (0.2%)
Nobia AB	159,025	1,117
Switzerland (1.9%)
Advanced Digital Broadcast Holdings SA ‡^ §	79,320	2,181
Swiss Reinsurance	100,660	7,537
United Kingdom (13.5%)
Amlin PLC @	722,193	3,867
Barclays PLC	330,346	3,118
Barratt Developments PLC	308,040	2,602
Chemring Group	85,120	3,665
GlaxoSmithKline PLC	101,426	2,403
Informa PLC	675,120	5,274
Laird Group PLC	254,135	2,485
Lloyds TSB Group PLC	1,182,129	10,321
Northgate PLC	195,462	2,769
Punch Taverns PLC	397,378	5,564
Raymarine PLC	514,585	2,197
Redrow PLC	492,965	2,861
RPS Group PLC	429,823	2,219
Sepura, Ltd. ‡, §	839,591	2,178
Tullow Oil PLC	416,789	4,993
Vodafone Group PLC	3,920,431	13,711
William Hill PLC	92,977	758
Total Common Stocks (cost $484,409)		475,667

Total Securities Lending (cost $46,025) (1)		46,025

Total Investment Securities (cost $537,412) #		$529,209

	Percentage of
	Total Invesments	Value
INVESTMENTS BY INDUSTRY:
Oil, Gas & Consumable Fuels	16.3%	$86,457
Commercial Banks	8.4%	44,418
Metals & Mining	3.8%	20,121
Auto Components	3.8%	19,963
Chemicals	3.5%	18,534
Automobiles	3.5%	18,339
Machinery	3.4%	17,872
Insurance	3.3%	17,416
Media	3.2%	16,771
Construction Materials	3.1%	16,615
Energy Equipment & Services	3.1%	16,250
Beverages	2.9%	15,230
Wireless Telecommunication Services	2.6%	13,711
Computers & Peripherals	2.5%	13,487
Software	2.4%	12,617
Construction & Engineering	2.1%	11,003
Leisure Equipment & Products	1.8%	9,627
Electronic Equipment & Instruments	1.8%	9,587
Household Durables	1.5%	8,101
Commercial Services & Supplies	1.4%	7,221
Trading Companies & Distributors	1.3%	6,717
Diversified Telecommunication Services	1.3%	6,706
Communications Equipment	1.2%	6,402
Hotels, Restaurants & Leisure	1.2%	6,322
Electrical Equipment	1.1%	5,990
Specialty Retail	1.1%	5,737
Health Care Equipment & Supplies	1.0%	5,580
Food & Staples Retailing	1.0%	5,155
Air Freight & Logistics	1.0%	5,140
Life Sciences Tools & Services	0.9%	5,011
Industrial Conglomerates	0.9%	4,613
Building Products	0.8%	4,264
Aerospace & Defense	0.7%	3,665
Personal Products	0.6%	3,238
Internet Software & Services	0.5%	2,817
Road & Rail	0.5%	2,769
Health Care Providers & Services	0.5%	2,430
Pharmaceuticals	0.4%	2,403
IT Services	0.4%	2,369
Semiconductors & Semiconductor Equipment	0.3%	1,822
Food Products	0.1%	399
Diversified Financial Services	0.1%	295
Investment Securities, at value	91.3%	483,184
Short-Term Investments	8.7%	46,025
Total Investments	100.0%	$529,209

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $44,220.
§	Illiquid. At January 31, 2008, these securities aggregated $27,017, or 5.13%, of total investment securities of the Fund.
‡	Non-income producing.
(1)

Cash collateral for the Repurchase Agreements, valued at $9,027, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively

@	Securities valued as determined in good faith in accordance with procedures established by the Board of Trustees of Transamerica IDEX Mutual Funds.
#

Aggregate cost for federal income tax purposes is $538,729. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $55,643 and $65,163, respectively. Net unrealized depreciation for tax purposes is $9,520.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities aggregated $3,966 or 0.75% of net assets of the Fund.

TA IDEX Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (2.9%)
Brazil (1.6%)
All America Latina Logistica SA	877,000	$9,447
Mexico (1.0%)
Fomento Economico Mexicano SAB de CV	1,616,300	5,826
Turkey (0.3%)
Turkiye Garanti Bankasi As	322,300	2,086
Total Convertible Preferred Stocks (cost $15,257)		17,359

PREFERRED STOCKS (3.8%)
Brazil (3.6%)
Banco Bradesco SA	316,620	8,388
Lojas Americanas SA	981,490	7,429
NET Servicos de Comuni-PREF ‡	278,600	3,229
Sadia SA ‡	485,100	2,522
Korea, Republic of (0.2%)
Hyundai Motor Co.	17,560	591
S-Oil Corp.	10,512	634
Total Preferred Stocks (cost $19,221)		22,793

COMMON STOCKS (88.8%)
Bermuda (0.1%)
Varitronix International, Ltd.	1,014,000	661
Brazil (13.4%)
B2w Cia Global Do Varejo	29,000	1,028
Banco Bradesco SA	137,500	3,729
Bovespa Holding SA ‡	89,000	1,297
Camargo Correa Desenvolvimento Imobiliario SA	144,500	773
Cia Brasileira de Distribuicao Grupo PAO de Acucar	56,119	2,053
Cia de Bebidas DAS Americas	8,500	544
Cia Vale do Rio Doce ‡	302,900	7,884
Cia Vale do Rio Doce ^	162,100	4,860
Cyrela Brazil Realty SA -144A ^ §	18,100	4,700
Diagnosticos DA America SA	103,200	1,773
Empresa Brasileira de Aeronautica SA ‡	241,200	10,468
Natura Cosmeticos SA	600,100	5,784
Petroleo Brasileiro SA ^	269,012	29,898
Tele Norte Leste Participacoes SA	117,000	4,477
Tele Norte Leste Participacoes SA	42,000	1,081
Canada (0.3%)
Yamana Gold, Inc.	99,700	1,643
Cayman Islands (1.2%)
Baidu.Com ‡	1,100	308
SINA Corp. ‡	146,500	5,816
Tencent Holdings, Ltd.	134,000	799
Chile (0.9%)
Banco Santander Chile SA	9,033,900	427
Centros Comerciales Sudamericanos SA	503,900	2,114
Saci Falabella	495,773	2,720
China (1.8%)
China Shenhua Energy Co., Ltd. Class H	1,243,000	$6,477
PetroChina Co., Ltd.	2,108,000	2,913
Travelsky Technology, Ltd.	1,426,000	1,411
Egypt (4.8%)
Commercial International Bank -144A §	137,500	2,294
Commercial International Bank ^	226,485	3,748
Eastern Tobacco	35,818	2,941
Medinet NASR Housing	307,200	3,349
Orascom Telecom Holding SAE	1,076,509	16,727
France (0.7%)
Technip SA	64,880	4,173
Hong Kong (4.5%)
China Mobile, Ltd.	145,500	11,000
China Unicom, Ltd.	2,556,000	5,866
Hutchison Whampoa International, Ltd.	676,000	6,656
Television Broadcasts, Ltd.	630,000	3,420
India (15.6%)
Amtek Auto, Ltd.	243,875	2,061
Bajaj Auto, Ltd.	58,100	3,512
Bharat Electronics, Ltd.	66,600	2,657
Bharat Heavy Electricals, Ltd.	48,694	2,578
Divi’s Laboratories, Ltd.	143,216	5,205
Gail India, Ltd.	153,065	1,601
HCL Technologies, Ltd.	321,040	1,998
HDFC Bank LTD	7,800	931
Hindustan Lever, Ltd.	640,200	3,423
Housing Development Finance Corp.	239,800	17,474
ICICI Bank, Ltd.	146,900	8,926
Infosys Technologies, Ltd.	604,600	23,263
ITC, Ltd.	476,300	2,398
Larsen & Toubro, Ltd.	69,400	6,524
Mahindra & Mahindra, Ltd.	162,479	2,771
Rico Auto Industries, Ltd.	19,100	16
Siemens India, Ltd.	39,400	1,693
Tata Consultancy Services, Ltd.	313,325	7,007
Indonesia (4.1%)
Aneka Tambang TBK PT	5,357,500	2,132
Gudang Garam TBK PT	2,290,349	2,063
Indosat TBK PT	5,791,500	4,502
PT Astra International TBK	1,672,500	5,041
Telekomunikasi Indonesia TBK PT	11,102,000	11,292
Israel (0.2%)
Bank Hapoalim Bm	315,773	1,471
Korea, Republic of (4.4%)
Amorepacific Corp.	3,251	2,150
Finetec Corp.	81,580	801
GS Engineering & Construction Corp.	16,680	2,029
Hyundai Development Co.	28,600	2,043
Hyundai Engineering & Construction Co., Ltd.	56,732	4,258
Hyundai Motor Co.	21,466	1,691
Jeonbuk Bank	102,861	887
Kookmin Bank	35,100	2,334

	Shares	Value
Korea, Republic of (continued)
Korea Exchange Bank	75,060	$1,092
Pusan Bank	94,010	1,292
Shinsegae Co., Ltd.	4,171	2,723
SK Telecom Co., Ltd.	107,600	2,672
S-Oil Corp.	44,543	3,116
Luxembourg (0.4%)
Tenaris SA ^	57,700	2,307
Mexico (7.1%)
America Movil SAB de CV Series R, Class R	163,100	9,771
Corp. Geo SAB de CV Series B, Class B ‡	681,200	2,184
Corp. Interamericana de Entretenimiento SAB de CV Class B ‡	325,700	783
Fomento Economico Mexicano SAB de CV	108,000	3,906
Grupo Financiero Banorte SAB de CV Class O	2,425,400	10,087
Grupo Financiero Inbursa SA Class O	686,400	1,605
Grupo Televisa SA ^	347,600	7,748
Impulsora del Desarrollo y El Empleo EN America Latina SAB de CV ‡	1,616,400	1,972
Sare Holding SAB de CV Class B ‡	1,927,477	2,396
Wal-Mart de Mexico SAB de CV Series V, Class V	520,400	1,876
Norway (0.3%)
Dno International ASA ‡^	1,276,600	1,656
Panama (0.4%)
Banco Latinoamericano de Exportaciones SA Class E	151,700	2,341
Philippines (1.5%)
Jollibee Foods Corp.	1,679,400	2,053
SM Prime Holdings, Inc.	28,002,770	6,873
Portugal (0.3%)
Jeronimo Martins SGPS SA	234,300	1,915
Russian Federation (5.4%)
Gazprom OAO	50,300	2,505
LUKOIL	100,200	7,028
Novatek OAO -144A §	22,400	1,479
OAO Gazprom-Spon ADR REG S	244,800	11,775
Polymetal -144A ‡, §	223,400	1,798
Tmk OAO -144A §	103,400	3,743
South Africa (4.7%)
Anglo Platinum, Ltd.	64,200	9,296
AngloGold Ashanti, Ltd.	29,000	1,206
Aspen Pharmacare Holdings, Ltd. ‡	83,115	356
Firstrand, Ltd.	413,200	936
Impala Platinum Holdings, Ltd.	111,900	4,243
Liberty Group, Ltd.	111,600	1,099
Massmart Holdings, Ltd.	284,000	2,621
MTN Group, Ltd.	166,600	2,653
Murray & Roberts Holdings, Ltd.	290,970	3,369
Standard Bank Group, Ltd.	693,900	8,471
Steinhoff International Holdings, Ltd.	581,400	$1,292
Tiger Brands, Ltd.	67,694	1,383
Taiwan (10.2%)
Cathay Financial Holding Co., Ltd.	1,660,180	3,972
High Tech Computer Corp.	20,000	369
HON HAI Precision Industry Co., Ltd.	1,277,160	6,856
Mediatek, Inc.	1,720,300	17,139
President Chain Store Corp.	1,241,000	3,535
Realtek Semiconductor Corp.	754,000	2,306
Synnex Technology International Corp.	1,144,115	2,347
Taiwan Semiconductor Manufacturing Co., Ltd	288,391	2,676
Taiwan Semiconductor Manufacturing Co., Ltd	11,786,307	22,085
Thailand (0.8%)
Advanced Info Service PCL	492,100	1,401
Kiatnakin Bank PCL	1,059,087	930
Tisco Bank PCL	1,083,412	906
TMB Bank PCL ‡ @	41,721,194	1,542
Turkey (3.7%)
Aksigorta AS	509,986	2,144
Anadolu EFES Biracilik VE Malt Sanayii As	182,494	1,828
Anadolu Sigorta	1	q
Bim Birlesik Magazalar As	34,300	2,880
Coca-Cola Icecek As	55,300	545
Enka Insaat VE Sanayi As	2,000	29
Ford Otomotiv Sanayi AS	146,360	1,518
Haci Omer Sabanci Holding AS	731,350	763
Haci OMER Sabanci Holding As	621,800	2,655
KOC Holding AS ‡	1	q
Turkcell Iletisim Hizmet AS	1	q
Turkiye Is Bankasi Class C	1	q
Turkiye Vakiflar Bankasi Tao Class D	1,036,852	2,609
Yapi VE Kredi Bankasi As ‡	567,400	1,531
United Kingdom (1.8%)
HSBC Holdings PLC (Hk REG)	707,200	10,492
United States (0.2%)
Mercadolibre, Inc. ‡	12,200	452
Sohu.Com, Inc. ‡^	13,000	605

Total Common Stocks (cost $461,647)		532,280

	Shares	Value
RIGHTS (0.0%)
Brazil (0.0%)
Banco Bradesco SA	4,201	9
Total Rights (cost $0)		9

Total Securities Lending Collateral (cost $35,288) (1)		35,288

Total Investment Securities (cost $531,413) #		$607,729

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	12.6%	$76,293
Oil, Gas & Consumable Fuels	11.1%	67,479
Wireless Telecommunication Services	7.3%	44,224
Semiconductors & Semiconductor Equipment	7.3%	44,206
IT Services	5.5%	33,679
Metals & Mining	5.4%	33,063
Diversified Telecommunication Services	4.5%	27,219
Food & Staples Retailing	3.2%	19,717
Thrifts & Mortgage Finance	2.9%	17,474
Construction & Engineering	2.8%	16,826
Media	2.5%	15,179
Automobiles	2.5%	15,124
Aerospace & Defense	2.2%	13,125
Beverages	2.1%	12,649
Industrial Conglomerates	1.9%	11,747
Real Estate Management & Development	1.8%	10,994
Household Durables	1.7%	10,572
Energy Equipment & Services	1.7%	10,224
Multiline Retail	1.7%	10,149
Electronic Equipment & Instruments	1.6%	9,864
Road & Rail	1.6%	9,447
Internet Software & Services	1.3%	7,980
Personal Products	1.3%	7,934
Tobacco	1.2%	7,401
Insurance	1.2%	7,215
Diversified Financial Services	0.9%	5,651
Pharmaceuticals	0.9%	5,562
Food Products	0.6%	3,905
Household Products	0.6%	3,423
Electrical Equipment	0.4%	2,578
Auto Components	0.3%	2,077
Hotels, Restaurants & Leisure	0.3%	2,053
Consumer Finance	0.3%	1,836
Health Care Providers & Services	0.3%	1,773
Gas Utilities	0.3%	1,601
Internet & Catalog Retail	0.2%	1,028
Chemicals	0.1%	801
Computers & Peripherals	0.1%	369
Investment Securities, at value	94.2%	572,441
Short-Term Investments	5.8%	35,288
Total Investments	100.0%	$607,729

NOTES TO SCHEDULE OF INVESTMENTS

q	Value is less than $1.
‡	Non-income producing.
^	At January 31, 2008, all or a portion of this security is on loan. The value at January 31, 2008, of all securities on loan is $34,121.
@	Securities valued as determined in good faith in accordance with procedures established by the Board of Trustees of Transamerica IDEX Mutual Funds.
§	Illiquid. At January 31, 2008, these securities aggregated $14,013, or 2.34%, of total investment securities of the Fund.
(1)

Cash collateral for the Repurchase Agreements, valued at $6,921, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $532,431. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $108,455 and $33,157, respectively. Net unrealized appreciation for tax purposes is $75,298.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities aggregated $14,014 or 2.68% of net assets of the Fund.

PCL	Public Company Limited.

TA IDEX Oppenheimer Small & Mid-Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (2.2%)
Diversified Financial Services (2.2%)
Liberty Acquisition Holdings Corp. ‡	196,640	$2,045
Trian Acquisition I Corp. ‡	176,980	1,795
Total Convertible Preferred Stocks (cost $3,742)		3,840

COMMON STOCKS (90.8%)
Aerospace & Defense (1.2%)
Goodrich Corp.	32,450	2,030
Air Freight & Logistics (1.3%)
Atlas Air Worldwide Holdings, Inc. ‡	47,194	2,357
Auto Components (1.7%)
Goodyear Tire & Rubber Co. (The) ‡	117,980	2,969
Capital Markets (2.3%)
Affiliated Managers Group, Inc. ‡^	21,634	2,127
Investment Technology Group, Inc. ‡	39,331	1,847
Chemicals (4.1%)
Albemarle Corp.	58,993	2,139
Eastman Chemical Co.	15,730	1,039
FMC Corp.	36,380	1,934
Lubrizol Corp.	39,330	2,069
Commercial Banks (2.7%)
Colonial Bancgroup, Inc. (The) ^	114,050	1,791
East-West Bancorp, Inc.	64,895	1,561
Sterling Financial Corp./Wa	78,660	1,399
Communications Equipment (0.8%)
ADC Telecommunications, Inc. ‡	90,450	1,338
Construction & Engineering (2.6%)
Foster Wheeler, Ltd. ‡	11,794	807
Granite Construction, Inc.	78,660	2,995
KBR, Inc. ‡	24,140	763
Construction Materials (1.1%)
Texas Industries, Inc.	35,393	2,006
Electric Utilities (2.9%)
Cleco Corp.	78,660	2,034
CMS Energy Corp.	196,638	3,081
Electrical Equipment (1.1%)
Ametek, Inc.	43,258	1,905
Electronic Equipment & Instruments (2.5%)
Agilent Technologies, Inc. ‡	68,824	2,334
Amphenol Corp. Class A	51,128	2,042
Energy Equipment & Services (2.3%)
Exterran Holdings, Inc. ‡	24,580	1,604
National Oilwell Varco, Inc. ‡	15,732	948
Weatherford International, Ltd. ‡	23,596	1,458
Food & Staples Retailing (1.7%)
Longs Drug Stores Corp.	16,710	769
Pantry, Inc. (The) ‡^	78,656	2,286
Food Products (3.0%)
Chiquita Brands International, Inc. ‡^	70,790	1,322
ConAgra Foods, Inc.	126,830	2,731
Pilgrim’s Pride Corp.	47,190	1,153
Gas Utilities (1.2%)
Southern Union Co.	78,653	2,138
Health Care Equipment & Supplies (1.5%)
Hospira, Inc. ‡	65,870	$2,708
Health Care Providers & Services (4.0%)
Community Health Systems, Inc. ‡	58,990	1,893
Davita, Inc. ‡	39,327	2,098
Health Net, Inc. ‡	64,889	3,017
Hotels, Restaurants & Leisure (3.4%)
Gaylord Entertainment Co. ‡	51,390	1,500
Panera Bread Co. Class A ‡^	43,260	1,634
Penn National Gaming, Inc. ‡	1,931	101
Pinnacle Entertainment, Inc. ‡	91,610	1,672
Scientific Games Corp. Class A ‡^	47,196	1,123
Household Durables (0.8%)
Jarden Corp. ‡	55,058	1,379
Independent Power Producers & Energy Traders (4.3%)
AES Corp. (The) ‡	110,118	2,101
Dynegy, Inc. Class A ‡	235,970	1,657
Mirant Corp. ‡	50,143	1,847
NRG Energy, Inc. ‡	51,130	1,973
Insurance (8.1%)
ACE, Ltd.	38,348	2,237
Everest RE Group, Ltd.	33,434	3,400
Fidelity National Financial, Inc. Class A	90,451	1,781
National Financial Partners Corp. ^	86,522	3,123
Protective Life Corp.	70,790	2,813
Validus Holdings, Ltd. ‡^	34,320	836
IT Services (1.5%)
Affiliated Computer Services, Inc. Class A ‡	55,060	2,684
Leisure Equipment & Products (0.9%)
Mattel, Inc.	78,580	1,651
Life Sciences Tools & Services (0.7%)
Thermo Fisher Scientific, Inc. ‡	8,000	412
Waters Corp. ‡	14,070	808
Machinery (4.3%)
Joy Global, Inc.	35,391	2,231
Kaydon Corp. ^	43,940	1,920
Navistar International Corp. ‡	68,821	3,401
Marine (1.1%)
Eagle Bulk Shipping, Inc. ^	80,620	1,993
Media (2.9%)
Cinemark Holdings, Inc. ^	58,990	844
Liberty Global, Inc. Class A ‡	55,059	2,225
Liberty Global, Inc. Series C, Class C ‡	55,058	2,048
Metals & Mining (1.4%)
Carpenter Technology Corp.	39,324	2,424
Oil, Gas & Consumable Fuels (5.4%)
Capital Product Partners LP ^	39,330	806
Delta Petroleum Corp. ‡^	78,660	1,577
Murphy Oil Corp.	26,550	1,952
Peabody Energy Corp.	29,501	1,594
Range Resources Corp.	39,333	2,054
Sunoco, Inc.	25,560	1,590

	Shares	Value
Personal Products (0.9%)
Herbalife, Ltd.	41,560	$1,649
Real Estate Investment Trusts (2.3%)
BioMed Realty Trust, Inc. REIT ^	39,326	907
Dupont Fabros Technology, Inc. REIT	29,498	508
General Growth Properties, Inc. REIT	24,580	898
SL Green Realty Corp. REIT ^	19,660	1,825
Semiconductors & Semiconductor Equipment (4.1%)
ASML Holding NV Class G ‡	58,991	1,569
LAM Research Corp. ‡	41,290	1,585
Marvell Technology Group, Ltd. ‡	58,990	700
Maxim Integrated Products, Inc.	78,660	1,546
Varian Semiconductor Equipment	54,080	1,742
Associates, Inc. ‡
Software (5.0%)
Amdocs, Ltd. ‡	58,990	1,952
Electronic Arts, Inc. ‡	39,330	1,863
McAfee, Inc. ‡	82,590	2,780
THQ, Inc. ‡^	117,988	2,125
Specialty Retail (2.3%)
Advance Auto Parts, Inc.	57,029	2,035
OfficeMax, Inc.	78,660	1,948
Urban Outfitters, Inc. ‡	24	1
Thrifts & Mortgage Finance (1.6%)
NewAlliance Bancshares, Inc.	235,970	2,902
Wireless Telecommunication Services (1.8%)
Crown Castle International Corp. ‡	23,606	854
NII Holdings, Inc. ‡	49,160	2,097
Syniverse Holdings, Inc. ‡	10,220	162

Total Common Stocks (cost $166,621)		159,731

Total Securities Lending Collateral (cost $19,937) (1)		19,937

Total Investment Securities (cost $190,300) #		$183,508

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A).. The value at January 31, 2008, of all securities on loan is $19,249.
‡	Non-income producing.
(1)

Cash collateral for the Repurchase Agreements, valued at $3,910, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $191,072. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $8,706 and $16,270, respectively. Net unrealized depreciation for tax purposes is $7,564.

DEFINITIONS:

REIT       Real Estate Investment Trust

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (94.5%)
U.S. Treasury Bill
Zero Coupon, due 02/28/2008 – 03/13/2008	$3,655		$3,643
U.S. Treasury Inflation Indexed Bond , TIPS
1.75%, due 01/25/2028		20,115	20,284
2.00%, due 01/15/2026		40,973	42,961
2.38%, due 01/15/2025 – 01/15/2027		102,385	113,212
3.38%, due 04/15/2032		947	1,282
3.63%, due 04/15/2028		37,808	50,311
3.88%, due 04/15/2029		43,512	60,448
U.S. Treasury Inflation Indexed Note , TIPS
0.88%, due 04/15/2010		33,609	34,006
1.88%, due 07/15/2013 – 07/15/2015 (1)		111,585	118,181
2.00%, due 04/15/2012 – 01/15/2016		101,797	108,494
2.38%, due 04/15/2011 – 01/15/2017		59,066	64,379
2.50%, due 07/15/2016		10,301	11,400
2.63%, due 07/15/2017		4,056	4,549
3.00%, due 07/15/2012		10,752	11,907
3.38%, due 01/15/2012		537	598
3.50%, due 01/15/2011		40,326	44,056
3.88%, due 01/15/2009		13,710	14,187
4.25%, due 01/15/2010		1,124	1,213
4.51%, due 01/15/2018		12,338	12,714
U.S. Treasury Note
4.63%, due 02/29/2012		10,500	11,310
Total U.S. Government Obligations (cost $701,819)			729,135

U.S. GOVERNMENT AGENCY OBLIGATIONS (31.6%)
Fannie Mae
3.53%, due 08/25/2034 *		213	210
5.50%, due 10/01/2036 – 01/01/2038		159,175	161,332
5.86%, due 10/01/2044 *		86	87
6.00%, due 04/01/2036 – 12/01/2037		48,172	49,439
Fannie Mae , TBA
5.50%, due 03/01/2038		1,000	1,011
6.00%, due 02/01/2038		16,500	16,928
Freddie Mac
3.35%, due 02/15/2019 *		5,868	5,827
4.50%, due 05/15/2017		182	184
5.00%, due 02/15/2020		2,441	2,487
5.50%, due 07/01/2037 – 09/01/2037		6,465	6,547
Total U.S. Government Agency Obligations (cost $238,800)			244,052

SOVEREIGN GOVERNMENT OBLIGATIONS (2.1%)
Japanese Government CPI Linked Bond , TIPS
0.80%, due 12/10/2015	JPY	392,730	3,654
1.10%, due 12/10/2016	JPY	611,220	5,772
1.20%, due 06/10/2017	JPY	676,700	6,410
Russian Federation - Regs
7.50%, due 03/31/2030	$495		$569
Total Sovereign Government Obligations (cost $14,866)			16,405

MORTGAGE-BACKED SECURITIES (1.9%)
Banc of America Mortgage Securities, Inc.
Series 2004-1, Class 5A1
6.50%, due 09/25/2033		92	95
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1
4.13%, due 03/25/2035 *		1,574	1,574
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A2
4.13%, due 03/25/2035 *		800	797
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-5, Class A1
4.55%, due 08/25/2035 *		525	520
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-5, Class A2
4.55%, due 08/25/2035 *		765	763
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A
4.90%, due 12/25/2035 *		64	63
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
4.75%, due 08/25/2035 *		598	592
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
4.25%, due 08/25/2035 *		620	622
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A3
4.10%, due 08/25/2035 *		81	82
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-3, Class 1A2
5.08%, due 04/25/2035 *		1,523	1,423
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-R2, Class 1AF1-144A
5.13%, due 06/25/2035 *		397	378
DaimlerChrysler Finco Term
5.00%, due 08/03/2014		3,300	2,989
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A2
5.01%, due 06/25/2045 *		738	698

		Principal	Value
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *	$1,225		$1,198
HCA, Inc.
7.60%, due 11/14/2013		3,069	2,830
Sequoia Mortgage Trust
Series 5, Class A
3.47%, due 10/19/2026 *		198	192
Total Mortgage-Backed Securities (cost $15,279)			14,816

ASSET-BACKED SECURITIES (0.1%)
Equity One ABS, Inc.
Series 2004-1, Class AV2
5.17%, due 04/25/2034 *		48	45
GSAMP Trust
Series 2004-SEA2, Class A2A
3.67%, due 03/25/2034 *		100	99
Lehman XS Trust
Series 2006-10N, Class 1A1A
3.46%, due 07/25/2046 *		216	214
Residential Asset Securities Corp.
Series 2006-KS3, Class AI1
3.45%, due 04/25/2036 *		2	3
Small Business Administration
Series 2004-P10A, Class 1
4.50%, due 02/01/2014		752	741
Truman Capital Mortgage Loan Trust
Series 2004-1, Class A1-144A
3.72%, due 01/25/2034 *		14	14
Total Asset-Backed Securities (cost $1,132)			1,116

LONG-TERM MUNICIPAL BONDS (0.9%)
Dallas Area Rapid Transit
5.00%, due 12/01/2036		3,000	3,071
New York City Municipal Water Finance Authority Class D
4.75%, due 06/15/2038		200	201
5.00%, due 06/15/2038		500	518
North Texas Municipal Water District/Tx
5.00%, due 09/01/2035		2,100	2,156
Tobacco Settlement Financing Corp.
6.00%, due 06/01/2023		600	609
Total Long-Term Municipal Bonds (cost $6,552)			6,555

MUNICIPAL GOVERNMENT OBLIGATIONS (0.2%)
Buckeye Tobacco Settlement Financing
5.88%, due 06/01/2047		500	483
Tobacco Settlement Finance Authority
7.47%, due 06/01/2047		700	690
Total Municipal Government Obligations (cost $1,149)			1,173

CORPORATE DEBT SECURITIES (5.9%)
Abbey National Treasury Services PLC
3.09%, due 07/02/2008 *	$4,700		$4,701
Atlantic & Western RE, Ltd. -144A
11.48%, due 01/09/2009 * §		700	707
Bear Stearns Cos., Inc. (The)
6.95%, due 08/10/2012		1,700	1,759
BellSouth Corp. -144A
4.24%, due 04/26/2008		3,300	3,301
C10 Capital SPV, Ltd. -144A
6.72%, due 12/31/2016 Ž		300	262
Canada Government , TIPS
3.00%, due 12/01/2036	CAD	435	527
Citigroup Funding, Inc.
3.12%, due 04/23/2009 *		3,200	3,165
Citigroup, Inc.
5.02%, due 01/30/2009 *		500	497
8.30%, due 12/21/2037		800	862
Ford Motor Credit Co. LLC
7.25%, due 10/25/2011		1,950	1,731
7.80%, due 06/01/2012		150	133
Fortis Bank
3.22%, due 06/30/2008 *		3,000	2,998
Foundation RE II, Ltd. -144A
11.66%, due 11/26/2010 * §		500	516
General Electric Capital Corp -144A
6.50%, due 09/15/2067 *		1,900	3,671
General Electric Capital Corp.
5.17%, due 03/04/2008 *		2,300	2,303
5.74%, due 12/12/2008 *		500	500
Goldman Sachs Group, Inc. (The)
5.50%, due 06/28/2010 *		3,000	2,953
6.75%, due 10/01/2037		400	392
Green Valley, Ltd. -144A
8.38%, due 01/10/2011 * §	EUR	300	448
Koch Forest Products, Inc.
7.47%, due 12/20/2012		983	905
Kraft Foods, Inc.
6.00%, due 02/11/2013		700	732
6.13%, due 02/01/2018		600	609
Longpoint RE, Ltd. -144A
10.24%, due 05/08/2010 * §		600	614
Mystic RE, Ltd. -144A
14.08%, due 12/05/2008 * §		400	402
15.08%, due 06/07/2011 * §		1,000	1,047
Rabobank Nederland -144A
5.26%, due 01/15/2009 *		400	400
Residential Reinsurance 2007, Ltd. -144A
12.37%, due 06/07/2010 * §		1,600	1,644
Royal Bank of Scotland Group PLC
7.09%, due 7.09 Ž	EUR	300	427
UBS AG/Stamford Branch
5.88%, due 12/20/2017		700	735

		Principal	Value
Unicredit Luxembourg Finance SA -144A
5.14%, due 10/24/2008 *		$900	$899
United Kingdom , TIPS
2.50%, due 05/20/2009	GBP	600	3,175
Vita Capital III, Ltd. -144A
5.85%, due 01/01/2012 * §		400	391
Wachovia Bank NA
5.69%, due 12/02/2010 *		1,200	1,192
Wells Fargo & Co.
4.38%, due 01/31/2013		1,000	1,000
Total Corporate Debt Securities (cost $45,638)			45,598

PURCHASED OPTIONS (0.0%)
10-Year U.S. Future
Put Strike $136.00
Expires 02/22/2008		196	3
10-Year U.S. Future
Put Strike $126.00
Expires 02/22/2008		31	1
U.S. Treasury Bond Future
Put Strike $139.00
Expires 02/22/2008		64	1
Total Purchased Options (cost $6)			5

		Notional Amount	Value
PURCHASED SWAPTIONS (0.2%)
Covered Call Options (0.2%)
LIBOR Rate Swaption
Call Strike $4.75
Expires 03/31/2008 §		21,000	766
LIBOR Rate Swaption
Call Strike $1.35
Expires 06/26/2008 §		3,000	387
LIBOR Rate Swaption
Call Strike $4.75
Expires 09/26/2008 §		5,000	163
LIBOR Rate Swaption
Call Strike $1.39
Expires 07/08/2010 §		3,400	349
Put Options (0.0%)
LIBOR Rate Swaption
Put Strike $1.39
Expires 07/08/2010 §		3,400	149
LIBOR Rate Swaption
Put Strike $1.35
Expires 06/26/2008 §		3,000	13
Total Purchased Swaptions (cost $689)			1,827

		Principal	Value
CONVERTIBLE BONDS (0.4%)
Chesapeake Energy Corp.
2.50%, due 05/15/2037		$2,500	$2,709
Total Convertible Bonds (cost $2,535)			2,709
Total Investment Securities (cost $1,028,465) #			$1,063,391

		Contracts (•)	Value
WRITTEN OPTIONS – (0.1%)
Covered Call Options – (0.1%)
10-Year U.S. Treasury Note Future
Call Strike $111.00
Expires 2/22/2008		98	560
10-Year U.S. Future
Call Strike $110.00
Expires 2/22/2008		324	5
U.S. Treasury Bond Future
Call Strike $121.00
Expires 2/22/2008		60	53
Put Options – (0.0%)
10-Year U.S. Treasury Note Future
Put Strike $106.00
Expires 2/22/2008		22	q
Total Written Options (premiums: $283)			$618

		Notional Amount	Value
WRITTEN SWAPTIONS – (0.4%)
Put Swaptions – (0.1%)
LIBOR Rate Swaption
Put Strike $5.67
Expires 8/7/2008		$1,600	$16
LIBOR Rate Swaption
Put Strike $5.67
Expires 8/7/2008		2,000	20
LIBOR Rate Swaption
Put Strike $5.25
Expires 9/15/2008		8,000	67
LIBOR Rate Swaption
Put Strike $5.37
Expires 9/20/2010		7,000	175
LIBOR Rate Swaption
Put Strike $5.37
Expires 9/20/2010		4,000	100
Covered Call Swaptions – (0.3%)
LIBOR Rate Swaption
Call Strike $4.95
Expires 3/31/2008		9,000	565
LIBOR Rate Swaption
Call Strike $5.67
Expires 8/7/2008		1,600	218
LIBOR Rate Swaption
Call Strike $5.67
Expires 8/7/2008		2,000	272

	Notional Amount	Value
WRITTEN SWAPTIONS (continued)
Covered Call Swaptions (continued)
LIBOR Rate Swaption
Call Strike $5.25
Expires 9/15/2008	8,000	$595
LIBOR Rate Swaption
Call Strike $4.95
Expires 9/26/2008	2,000	112
LIBOR Rate Swaption
Call Strike $5.37
Expires 9/20/2010	7,000	396
LIBOR Rate Swaption
Call Strike $5.37
Expires 9/20/2010	4,000	226
Total Swaptions Written (premiums: $1,568)		$2,762

SWAP AGREEMENTS

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 0.28% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: HSBC Bank USA	11/20/07	1,000	$ q

Receive a fixed rate equal to 0.24% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 7.50%, due 03/31/2030. Counterparty: HSBC Bank USA	02/20/08	1,000	q

Receive a fixed rate equal to 4.25% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012. Counterparty: Deutsche Bank AG (§)	09/20/08	200	5

Receive a fixed rate equal to 1.40% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012. Counterparty: Barclays Bank PLC	09/20/08	$600	$(24)

Receive a fixed rate equal to 1.43% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012. Counterparty: Barclays Bank PLC	09/20/08	1,000	(40)

Receive a fixed rate equal to 1.40% and the Fund will pay to the counterparty at the notional amount in the event of default of Ford Motor Credit, 7.00%, due 10/01/2013. Counterparty: Goldman Sachs	09/20/08	1,600	(47)

Receive a fixed rate equal to 5.05% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012. Counterparty: Goldman Sachs Capital Markets, LP (§)	09/22/08	3,400	60

Receive a fixed rate equal to 0.78% and The Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013. Counterparty: Barclays Bank PLC	12/22/08	1,700	(7)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 0.51% and The Fund will pay to the counterparty at the notional amount in the event of default of Republic of Indonesia Government Bond, 6.75%, due 03/10/2014. Counterparty: Deutsche Bank AG	12/22/08		$1,700	$(8)

Receive a fixed rate equal to 0.35% and The Fund will pay to the counterparty at the notional amount in the event of default of Republic of PERU Government Bond, 8.75%, due 11/21/2033. Counterparty: Barclays Bank PLC	12/22/08		1,700	(3)

Receive a fixed rate equal to 0.33% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: Barclays Bank PLC	12/22/08		1,700	(5)

Receive a fixed rate equal to 0.30% and the Fund will pay to the counterparty at the notional amount in the event of default of Republic of Panama Government Bond, 8.875%, due 09/30/2027. Counterparty: Barclays Bank PLC	12/22/08		1,700	(7)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month Japanese Yen - LIBOR. Counterparty: Morgan Stanley Capital Services, Inc. (§)	03/18/09	JPY	1,900,000	40

Receive a fixed rate equal to 5.0% and pay a floating rate based on 6-month British Pound-LIBOR Counterparty: Barclays Bank PLC	06/15/09	GBP $	10,200	$49

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar - LIBOR. Counterparty: Deutsche Bank AG (§)	06/18/09		32,600	194

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR. Counterparty: UBS AG (§)	06/18/09		72,400	1,848

Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on the 6-month AUD- BBR-BBSW. Counterparty: Barclays Bank PLC	12/15/09	AUD	8,900	(31)

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month AUD- BBR-BBSW. Counterparty: Morgan Stanley	12/15/09	AUD	9,600	(34)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month British Pound - LIBOR. Counterparty: Barclays Bank PLC (§)	12/21/09	GBP	17,800	138

Receive a fixed rate equal to 12.41% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: UBS AG	01/04/10	BRL	2,000	(12)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month AUD–BBR-BBSW. Counterparty: Royal Bank of Scotland PLC	01/15/10	AUD $	1,100	$(14)

Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month Australian Dollar- Bank Bill Rate–BBSW (AUD–BBR-BBSW). Counterparty: JPMorgan Chase	01/15/10	AUD	1,700	(22)

Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month Australian Dollar– Bank Bill Rate–BBSW (AUD–BBR-BBSW). Counterparty: Citibank NA	01/15/10	AUD	2,700	(35)

Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month AUD–BBR-BBSW. Counterparty: Deutsche Bank AG	01/15/10	AUD	10,400	(135)

Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.50%. Counterparty: Morgan Stanley Capital Services Inc. (§)	03/19/10	EUR	10,700	180

Receive a fixed rate equal to 4.50% and pay a floating rate based on 6-month EURIBOR. Counterparty: Deutsche Bank AG (§)	03/19/10	EUR	10,700	180

Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on 6-month British Pound–LIBOR Counterparty: Deutsche Bank AG (§)	03/20/10	GBP	5,100	126

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month Australian Dollar- Bank Bill Rate- BBSW (AUD- BBR-BBSW.) Counterparty: Deutsche Bank AG	06/15/10	AUD $	30,700	$(190)

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month United States Dollar - LIBOR. Counterparty: Deutsche Bank AG (§)	06/18/10		1,600	29

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Deutsche Bank AG (§)	06/18/10		8,500	89

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Royal Bank of Scotland PLC (§)	06/18/10		9,300	128

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC (§)	06/18/10		19,500	265

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Morgan Stanley Capital Services Inc. (§)	06/18/10		39,600	647

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a floating rate based on 6-month Great British Pound–LIBOR and the Fund will pay a fixed rate equal to 5.0%. Counterparty: Royal Bank of Scotland PLC (§)	09/15/10	GBP $	3,400	$107

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month British Pound–LIBOR Counterparty: Credit Suisse (§)	09/15/10	GBP	5,100	167

Receive a fixed rate equal to 2.1025% and the Fund will pay a floating rate based on FRC Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC (§)	10/15/10	EUR	5,000	61

Receive a fixed rate equal to 2.04% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas (§)	02/21/11	EUR	5,500	8

Receive a fixed rate equal to 2.095% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: UBS AG (§)	10/15/11	EUR	3,600	17

Receive a fixed rate equal to 2.0275% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: JPMorgan Chase	10/17/11	EUR	1,400	q

Receive a fixed rate equal to 1.97% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: JPMorgan Chase	12/15/11	EUR $	2,200	$(28)

Receive a fixed rate equal to 1.99% and the Fund will pay a floating ate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas	12/15/11	EUR	2,900	(36)

Receive a fixed rate equal to 1.98% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs	12/15/11	EUR	7,400	(83)

Receive a fixed rate equal to 12.54% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: Barclays Bank PLC	01/02/12	BRL	1,700	(2)

Receive a fixed rate equal to 10.12% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: Morgan Stanley	01/02/12	BRL	3,000	(98)

Receive a fixed rate equal to 10.68% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: Barclays Bank PLC	01/02/12	BRL	14,800	(331)

Receive a fixed rate equal to 10.58% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: UBS AG	01/02/12	BRL	15,700	(507)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 12.54% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: Merrill Lynch	01/02/12	BRL $	27,600	$13

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	03/15/12	EUR	700	(13)

Receive a fixed rate equal to 1.98% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas	03/15/12	EUR	1,100	(19)

Receive a fixed rate equal to 2.00% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs	03/15/12	EUR	1,300	(18)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC	03/28/12	EUR	200	(3)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC	03/30/12	EUR	700	(13)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	04/05/12	EUR $	200	$(3)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	04/30/12	EUR	500	(9)

Receive a fixed rate equal to 1.04% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp, 6.88%, due 01/15/2016. Counterparty: Credit Suisse	06/20/12		100	(5)

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Bear Stearns (§)	06/20/12		100	6

Receive a fixed rate equal to 0.97% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp, 6.88%, due 01/15/2016. Counterparty: Credit Suisse	06/20/12		200	(10)

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 1.01% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp, 6.88%, due 01/15/2016. Counterparty: Credit Suisse	06/20/12	$200	$(9)

Receive a fixed rate equal to 6.85% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC,6.875%, due 08/28/2012. Counterparty: Morgan Stanley	06/20/12	300	(11)

Receive a fixed rate equal to 1.01% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp, 6.88%, due 01/15/2016. Counterparty: Credit Suisse	06/20/12	700	(33)

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Barclays Bank PLC (§)	06/20/12	2,200	93

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: UBS AG (§)	06/20/12	2,400	111

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Merrill Lynch International (§)	06/20/12	$2,600	$160

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Morgan Stanley Capital Services, Inc. (§)	06/20/12	2,700	115

Receive a fixed rate equal to 3.05% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012. Counterparty: Barclays Bank PLC	09/20/12	100	(15)

Receive a fixed rate equal to 1.55% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp., 6.88%, due 1/15/2016. Counterparty: Credit Suisse	09/20/12	100	(2)

Receive a fixed rate equal to 1.12% and the Fund will pay to the counterparty at the notional amount in the event of default of Lehman Brothers Holdings,6.625%, due 1/18/2012. Counterparty: BNP Parabas	09/20/12	200	(3)

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 1.20% and the Fund will pay to the counterparty at the notional amount in the event of default of Lehman Brothers Holdings,6.625%, due 1/18/2012. Counterparty: BNP Parabas	09/20/12		$200	$(3)

Receive a fixed rate equal to 3.80% and the Fund will pay to the counterparty at the notional amount in the event of default of Ford Motor Credit, 7.00%, due 10/01/2013. Counterparty: Barclays Bank PLC	09/20/12		300	(30)

Receive a fixed rate equal to 0.66% and the Fund will pay to the counterparty at the notional amount in the event of default of Lehman Brothers Holdings, 6.63% due 1/08/2012. Counterparty: Royal Bank of Scotland PLC	09/20/12		400	(14)

Receive from the counterparty a fixed rate equal to 0.80% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: Morgan Stanley	09/20/12		400	(1)

Receive a fixed rate equal to 7.00% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC,6.875%, due 08/28/2012. Counterparty: Bank of America	09/20/12		400	(13)

Receive a fixed rate equal to 3.80% and the Fund will pay to the counterparty at the notional amount in the event of default of Ford Motor Credit, 7.00%, due 10/01/2013. Counterparty: Morgan Stanley	09/20/12		500	(50)

Receive from the counterparty a fixed rate equal to 0.75% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: Morgan Stanley	09/20/12	$	500	$(2)

Receive a fixed rate equal to 1.37% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp, 6.88%, due 01/15/2016. Counterparty: Morgan Stanley	09/20/12		500	(15)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012. Counterparty: Citibank NA (§)	09/20/12		600	56

Receive a fixed rate equal to 3.40% and the Fund will pay to the counterparty at the notional amount in the event of default of R.H. Donnelley Corp., 8.875%, due 1/15/2016. Counterparty: Citibank NA	09/20/12		600	(60)

Receive a fixed rate equal to 3.05% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012. Counterparty: Goldman Sachs	09/20/12		700	(107)

Receive a fixed rate equal to 0.72% and the Fund will pay to the counterparty at the notional amount in the event of default of Bear Stearns Co Inc, 6.63% due 1/08/2012. Counterparty: Citibank NA	09/20/12		800	(56)

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 5.35% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012. Counterparty: Goldman Sachs	09/20/12	$3,400	$(282)

Receive from the counterparty a fixed rate equal to 0.39% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: BNP Parabas (§)	12/20/12	200	4

Receive from the counterparty a fixed rate equal to 0.40% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: Citibank NA (§)	12/20/12	200	4

Receive a fixed rate equal to 1.78% and the Fund will pay to the counterparty at the notional amount in the event of default of Bear Stearns Co Inc, 5.53% due 10/30/2015. Counterparty: Goldman Sachs International (§)	12/20/12	500	14

Receive a fixed rate equal to 6.55% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining interest payments on those defaulted securities. Counterparty: Barclays Bank PLC (§)	12/20/12	1,400	14

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-9 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 3.33%. Counterparty: Lehman Brothers,	12/20/12	$1,600	$(101)

Receive from the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 5 Year Index the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.60%. Counterparty: Lehman Brothers, Inc. (§)	12/20/12	1,900	19

Receive a fixed rate equal to 0.60% and the Fund will pay to the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.IG.5 10 Year Index, the remaining interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services, Inc. (§)	12/20/12	2,000	51

Receive a fixed rate equal to 0.60% and the Fund will pay to the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.IG.5 10 Year Index, the remaining interest payments on those defaulted securities. Counterparty: Merrill Lynch International (§)	12/20/12	8,400	216

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Morgan Stanley Capital Services Inc. (§)	06/18/13		$1,300	$41

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC (§)	06/18/13		12,800	414

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Royal Bank of Scotland PLC (§)	06/18/13		21,200	746

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	06/18/15		4,100	(110)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC	06/18/15		5,400	(232)

Receive a floating rate based on 6-month Great British Pound–LIBOR and the Fund will pay a fixed rate equal to 5.0%. Counterparty: Goldman Sachs	09/15/15	GBP	2,400	(95)

Receive a fixed rate equal to 2.35% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: JPMorgan Chase Bank (§)	10/17/16	EUR	1,300	3

Receive a floating rate based on CPTFEMU Index and the Fund will pay a fixed rate equal to 2.275%. Counterparty: UBS AG (§)	10/17/16	EUR $	1,400	$9

Receive a fixed rate equal to 2.35% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: UBS AG (§)	10/17/16	EUR	1,400	3

Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on Mexican Peso Interbank Equilibrium Interest Rate (TIIE)-Banxico. Counterparty: Morgan Stanley Capital Services, Inc. (§)	11/04/16	MXN	8,400	q

Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on the Mexican Peso TIIE-Banxico. Counterparty: Goldman Sachs Capital Markets LP (§)	11/04/16	MXN	16,600	5

Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on the Mexican Peso TIIE-Banxico. Counterparty: Citibank NA (§)	11/04/16	MXN	23,100	2

Receive a fixed rate equal to 8.33% and the Fund will pay a floating rate based on Mexican Peso TIIE-Banxico. Counterparty: Barclays Bank PLC (§)	02/14/17	MXN	6,400	8

Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty: Credit Suisse International (§)	06/15/17	EUR	7,600	321

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a floating rate based on the 6-month Japanese Yen - LIBOR and pay a fixed rate equal to 2.00%. Counterparty: Goldman Sachs	06/20/17	JPY	$150,000	$(18)

Receive a floating rate based on the 6-month Japanese Yen - LIBOR and pay a fixed rate equal to 2.00%. Counterparty: Deutsche Bank AG	06/20/17	JPY	160,000	(19)

Receive a floating rate based on the 6-month Japanese Yen - LIBOR and pay a fixed rate equal to 2.00%. Counterparty: Royal Bank of Scotland PLC	06/20/17	JPY	360,000	(58)

Receive a floating rate based on the 6-month Japanese Yen - LIBOR and pay a fixed rate equal to 2.00%. Counterparty: Barclays Bank PLC	06/20/17	JPY	620,000	(74)

Receive a fixed rate equal to 3.25% and the Fund will pay a floating rate based on UK - Retail Price Index. Counterparty: Royal Bank of Scotland PLC	12/14/17	GBP	2,300	(18)

Receive a fixed rate equal to 6.75% and the Fund will pay a floating rate based on the 6-month AUD- BBR-BBSW. Counterparty: Barclays Bank PLC (§)	12/15/17	AUD	1,100	17

Receive a fixed rate equal to 6.75% and the Fund will pay a floating rate based on the 6-month AUD- BBR-BBSW. Counterparty: Morgan Stanley Capital Services, Inc. (§)	12/15/17	AUD	1,200	19

Receive a fixed rate equal to 3.1825% and the Fund will pay a floating rate based on UK - Retail Price Index. Counterparty: Royal Bank of Scotland PLC	12/19/17	GBP $	3,500	$(48)

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining interest payments on those defaulted securities. Counterparty: Goldman Sachs International (§)	12/20/17		2,000	32

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining interest payments on those defaulted securities Counterparty: Lehman Brothers, Inc. (§)	12/20/17		2,100	33

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services, Inc. (§)	12/20/17		4,000	11

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining interest payments on those defaulted securities. Counterparty: Barclays Bank PLC (§)	12/20/17		9,500	126

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 3.11% and the Fund will pay a floating rate based on UK - Retail Price Index. Counterparty: Royal Bank of Scotland PLC	01/03/18	GBP $	2,100	$(48)

Receive a fixed rate equal to 2.71% and the Fund will pay a floating rate based on the USA-Non-Revised Consumer Price Index - Urban. Counterparty: Goldman Sachs	01/08/18		5,000	(16)

Receive a floating rate based on 6-month Great British Pound–LIBOR and the Fund will pay a fixed rate equal to 5.00%. Counterparty: Barclays Bank PLC	03/20/18	GBP	1,900	(155)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch	06/18/18		1,800	(61)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Barclays Bank PLC	06/18/18		5,700	(184)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch	06/18/18		19,000	(908)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC	06/18/18		38,100	(1,166)

Receive a floating rate based on 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	12/20/21		$1,200	$(137)

Receive a floating rate based on 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	12/20/26		1,300	(164)

Receive a fixed rate equal to 3.44% and the Fund will pay a floating rate based on UK - Retail Price Index. Counterparty: Royal Bank of	09/10/27	GBP	700	(37)

Receive a floating rate based on 6-month Great British Pound–LIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty: Credit Suisse (§)	12/17/35	GBP	1,400	117

Receive a floating rate based on 6-month British Pound-LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC (§)	12/17/35	GBP	3,300	223

Receive a floating rate based on 6-month Great British Pound-LIBOR and pay a fixed rate equal to 4.25%. Counterparty: HSBC Bank USA (§)	06/12/36	GBP	1,300	186

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC	06/18/38		1,900	(4)

		$3,877,600		$1,379

FUTURES CONTRACTS:

	Contracts (•)	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)

10-Year Japan Government Bond	9	03/20/2008	$1,239,750	$138
10-Year U.S. Treasury Note	(172)	03/30/2008	(20,076)	(687)
2-Year U.S. Treasury Note	(100)	04/03/2008	(21,322)	(133)
3-Month Euro EURIBOR	67	03/16/2009	16,156	195
3-Month Euro EURIBOR	60	06/15/2009	14,466	159
3-Month Euro EURIBOR	47	09/14/2009	11,325	100
3-Month Euro EURIBOR	(35)	09/15/2008	(8,427)	(61)
3-Month Euro EURIBOR	47	12/14/2009	11,315	94
3-Month Euro EURIBOR	207	12/15/2008	49,887	667
5-Year U.S. Treasury Note	(142)	03/31/2008	(16,046)	(272)
90 Day Sterling	261	03/19/2008	30,856	80
90 Day Sterling	35	03/19/2009	4,174	53
90 Day Sterling	58	06/17/2009	6,917	90
90 Day Sterling	365	06/18/2008	43,315	535
90 Day Sterling	143	09/18/2008	17,017	236
90 Day Sterling	36	12/17/2008	4,290	41
90-Day Euro Dollar	363	03/16/2009	88,268	1,239
90-Day Euro Dollar	276	06/15/2009	66,975	784
90-Day Euro Dollar	276	09/14/2009	66,858	749
90-Day Euro Dollar	108	09/15/2008	26,340	282
90-Day Euro Dollar	139	12/14/2009	33,615	188
90-Day Euro Dollar	74	12/15/2008	18,025	340
Euro-BUND	(20)	03/10/2008	(2,333)	(53)
U.S. Treasury Long Bond	(833)	03/31/2008	(99,387)	(1,738)
			$1,581,958	$3,026

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought(Sold)	Net Unrealized Appreciation (Depreciation)

Brazil Real	3,817	03/04/2008	$1,993	$162
Brazil Real	(3,817)	03/04/2008	(2,169)	14
Brazil Real	33,468	07/02/2008	17,425	1,051
Brazil Real	3,817	12/02/2008	2,054	(13)
Canadian Dollar	(368)	03/06/2008	(368)	3
Chinese Yuan Renminbi	43,219	03/02/2009	6,106	467
Chinese Yuan Renminbi	(43,219)	03/02/2009	(6,182)	(392)
Chinese Yuan Renminbi	26,240	03/07/2008	3,578	105
Chinese Yuan Renminbi	(26,240)	03/07/2008	(3,586)	(97)
Euro Dollar	(4,369)	02/26/2008	(6,485)	20
Japanese Yen	1,271,866	02/07/2008	11,389	576
Japanese Yen	(2,928,121)	02/07/2008	(26,380)	(1,166)
Malaysian Ringgit	2,844	05/21/2008	843	35
Mexican Peso	75,322	03/13/2008	6,893	46
Mexican Peso	(88,153)	03/13/2008	(8,080)	(37)
Mexican Peso	111,891	07/10/2008	9,978	179

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought(Sold)	Net Unrealized Appreciation (Depreciation)

Poland Zloty	7,517	07/10/2008	$2,736	$315
Republic of Korea Won	2,356,431	05/30/2008	2,526	(36)
Republic of Korea Won	122,747	08/04/2008	129	q
Russian Ruble	16,348	02/11/2008	670	(2)
Russian Ruble	(16,348)	02/11/2008	(674)	7
Russian Ruble	1,112	07/10/2008	44	1
Russian Ruble	116,367	11/19/2008	4,708	(33)
Singapore Dollar	161	02/20/2008	108	5
Singapore Dollar	3,886	05/22/2008	2,602	151
Swiss Franc	(640)	03/06/2008	(571)	(20)
United Kingdom Pound	(8,978)	03/06/2008	(17,771)	(44)

			$1,516	$1,297

NOTES TO SCHEDULE OF INVESTMENTS

q	Value is less than $1.
*	Floating or variable rate note. Rate is listed as of January 31, 2008.
§	Illiquid. At January 31, 2007, these securities aggregated $7,595, or 0.98%, of total investment securities of the Fund.
•	Contract Amounts are not in thousands.
(1)

At January 31, 2008, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at January 31, 2008 is 2,950.

Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $1,032,504. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $32,245 and $1,358, respectively. Net unrealized appreciation for tax purposes is $30,887.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities aggregated $14,694 or 1.90% of net assets of the Fund.

CPI	Consumer Price Index
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
CAD	Canada Dollar
EUR	Euro Dollar
GBP	United Kingdom Pound
JPY	Japan Yen

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (15.1%)
U.S. Treasury Bill
Zero Coupon, due 02/28/2008 – 03/13/2008	$4,760		$4,744
U.S. Treasury Bond
4.75%, due 02/15/2037		6,700	7,138
5.00%, due 05/15/2037 ^		2,500	2,769
8.13%, due 08/15/2019		18,400	25,475
8.88%, due 08/15/2017		9,200	13,001
U.S. Treasury Inflation Indexed Bond , TIPS
1.75%, due 01/25/2028		2,408	2,428
2.38%, due 01/15/2025 – 01/15/2027		4,257	4,733
U.S. Treasury Inflation Indexed Note , TIPS
0.88%, due 04/15/2010		3,771	3,816
2.00%, due 07/15/2014		1,784	1,902
2.38%, due 04/15/2011		3,705	3,929
2.63%, due 07/15/2017		5,070	5,686
4.51%, due 01/15/2018 ^		301	310
U.S. Treasury Note
4.63%, due 02/15/2017		11,400	12,289
Total U.S. Government Obligations (cost $88,524)			88,220

U.S. GOVERNMENT AGENCY OBLIGATIONS (110.2%)
Fannie Mae
3.72%, due 07/25/2034 * §, 2		3,863	368
3.73%, due 09/25/2042 *		684	678
4.00%, due 07/01/2015 – 11/01/2033		3,159	3,195
4.15%, due 03/01/2034 *		762	757
4.71%, due 09/01/2035 *		1,608	1,646
4.73%, due 07/01/2035 *		1,252	1,272
5.00%, due 06/01/2013 – 02/01/2037		37,069	37,122
5.46%, due 06/01/2037 *		10,316	10,571
5.50%, due 07/01/2016 – 01/01/2038		91,134	92,524
5.86%, due 03/01/2044 – 10/01/2044 *		3,509	3,524
6.00%, due 10/01/2035 – 12/01/2037		36,586	37,548
6.30%, due 10/17/2038		2,379	2,397
6.50%, due 08/01/2029 – 11/01/2037		6,244	6,488
6.86%, due 01/01/2028 *		76	78
7.11%, due 01/01/2026 *		6	6
Fannie Mae , TBA
5.00%, due 02/01/2038 – 03/01/2038		21,000	20,894
5.50%, due 02/01/2023 – 03/01/2038		174,210	176,333
6.00%, due 02/01/2038 – 03/01/2038		117,000	119,994
Freddie Mac
4.00%, due 05/01/2014		887	899
4.11%, due 11/01/2033 *		442	446
4.22%, due 03/01/2034 *		490	502
4.24%, due 03/01/2034 *		415	425
4.50%, due 06/15/2017 – 09/15/2018		4,351	4,404
4.75%, due 09/01/2035 *		1,375	1,399
5.00%, due 02/15/2020 – 04/15/2030		27,977	28,420
5.09%, due 01/01/2036 *	$6,614		$6,831
5.31%, due 09/01/2035 *		1,119	1,134
5.50%, due 03/15/2017 – 04/01/2037		4,271	4,329
6.13%, due 10/25/2044 *		727	733
6.50%, due 04/15/2029 – 07/25/2043		45	47
Freddie Mac , TBA
5.50%, due 02/01/2038		74,700	75,610
Ginnie Mae
3.44%, due 04/16/2033 – 10/16/2033 * §, 2		3,602	275
3.48%, due 08/16/2033 * §, 2		4,619	271
3.49%, due 09/20/2034 * §, 2		3,354	273
5.50%, due 03/15/2032 – 05/15/2036		2,752	2,809
6.38%, due 05/20/2024 *		76	78
6.50%, due 07/15/2023 – 06/20/2032		366	384
Total U.S. Government Agency Obligations (cost $635,207)			644,664

SOVEREIGN GOVERNMENT OBLIGATIONS (0.2%)
Hong Kong Government -144A
5.13%, due 08/01/2014		400	420
Korea Expressway Corp. -144A
5.13%, due 05/20/2015		200	191
Malaysia Government
7.50%, due 07/15/2011		10	11
Republic of Brazil
10.25%, due 01/10/2028	BRL	1,000	534
Republic of South Africa
5.25%, due 05/16/2013	EUR	90	131
Total Sovereign Government Obligations (cost $1,169)			1,287

MORTGAGE-BACKED SECURITIES (12.2%)
Banc of America Funding Corp. Series 2005-D, Class A1
4.11%, due 05/25/2035 *		1,700	1,663
Banc of America Funding Corp. Series 2006-J, Class 4A1
6.14%, due 01/20/2047		177	173
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
4.53%, due 08/25/2033		2,140	2,141
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-8, Class 2A1
4.77%, due 01/25/2034 *		45	43
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-8, Class 4A1
4.62%, due 01/25/2034		79	75
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A2
4.13%, due 03/25/2035 *		2,352	2,345

	Principal	Value
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-5, Class A2
4.55%, due 08/25/2035 *	$561	$559
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-7, Class 22A1
5.53%, due 09/25/2035	451	416
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-9, Class A1
4.63%, due 10/25/2035 *	859	859
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-6, Class 32A1
5.81%, due 11/25/2036	529	482
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class A4
5.70%, due 06/11/2050	800	798
CC Mortgage Funding Corp.
Series 2004-3A, Class A1-144A
3.63%, due 08/25/2035 *	416	387
Citigroup Commercial Mortgage Trust
Series 2006-FL2, Class A1-144A
3.19%, due 08/15/2021 *	64	62
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
4.25%, due 08/25/2035 *	620	622
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 1A1
4.90%, due 10/25/2035 *	1,687	1,703
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, due 10/25/2032	11	11
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A8
4.50%, due 06/25/2035	408	407
Countrywide Alternative Loan Trust
Series 2005-81, Class A1
3.66%, due 02/25/2037 *	803	755
Countrywide Alternative Loan Trust
Series 2007-HY4, Class 1A1
5.51%, due 06/25/2037	1,542	1,528
Countrywide Alternative Loan Trust
Series 2007-OA6, Class A1B
3.58%, due 06/25/2037 *	1,579	1,473
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
7.19%, due 10/19/2032 *	25	25
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-12, Class 12A1
4.71%, due 08/25/2034	784	768
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-7, Class 5A2
3.65%, due 05/25/2034 *	1	1
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-R1, Class 2A-144A
6.50%, due 11/25/2034	$947	$1,016
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-R2, Class 1AF1-144A
5.13%, due 06/25/2035 *	2,723	2,594
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A-144A
5.33%, due 03/25/2032 *	1	1
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, due 09/15/2039	2,800	2,772
CS First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
4.68%, due 06/25/2033	2,266	2,264
DaimlerChrysler Finco Term
5.00%, due 08/03/2014	1,995	1,807
Deutsche Alt-A Securities, Inc. Alternate Loan Trust
Series 2006-AR6, Class A1
3.46%, due 02/25/2037 *	906	879
Deutsche Alt-A Securities, Inc. Alternate Loan Trust
Series 2007-AR1, Class A3B
3.45%, due 01/25/2047 *	1,196	1,166
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
5.37%, due 08/25/2035 *	127	129
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.44%, due 03/10/2039	1,000	986
GS Mortgage Securities Corp. II
Series 1998-C1, Class A2
6.62%, due 10/18/2030	838	840
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1-144A
4.63%, due 03/06/2020 *	928	871
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *	252	247
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
3.36%, due 03/19/2037 *	2,126	1,936
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A11
3.21%, due 01/19/2038 *	633	618
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A2A
3.31%, due 01/19/2038 *	1,054	968
Harborview Mortgage Loan Trust
Series 2007-1, Class 2A1A
3.51%, due 04/19/2038 *	1,641	1,494
HCA, Inc.
7.60%, due 11/14/2013	1,485	1,369

	Principal	Value
Health Management Associates Inc.
7.10%, due 01/16/2014 §	$1,092	$966
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
5.05%, due 12/25/2034	74	74
IndyMac Index Mortgage Loan Trust
Series 2006-AR14, Class 1A1A
3.47%, due 11/25/2046 *	783	763
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, due 02/25/2035 *	475	476
JPMorgan Mortgage Trust
Series 2007-A1, Class 5A5
4.77%, due 07/25/2035 *	1,738	1,724
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, due 09/15/2045	1,900	1,921
Mellon Residential Funding Corp.
Series 2000-TBC3, Class A1
4.68%, due 12/15/2030 *	644	632
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A
5.00%, due 02/25/2036 *	240	224
MID-State Trust Series 4, Class A
8.33%, due 04/01/2030	341	356
Mlcc Mortgage Investors, Inc.
Series 2005-2, Class 3A
5.63%, due 10/25/2035 *	63	62
Mlcc Mortgage Investors, Inc.
Series 2005-3, Class 4A
5.04%, due 11/25/2035 *	79	76
Morgan Stanley Capital I
Series 2007-XLFA, Class A1-144A
3.18%, due 10/15/2020 *	893	851
Residential Accredit Loans, Inc.
Series 2006-QO3, Class A1
3.59%, due 04/25/2046 *	775	726
Residential Accredit Loans, Inc.
Series 2006-QO7, Class 3A1
3.48%, due 09/25/2046 *	716	701
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, due 03/25/2032	11	11
Sequoia Mortgage Trust
Series 10, Class 2A1
3.49%, due 10/20/2027 *	58	55
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-19, Class 2A1
6.06%, due 01/25/2035 *	288	274
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
3.45%, due 09/19/2032 *	32	31
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A1
3.37%, due 07/19/2035 *	$51	$50
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A2
3.37%, due 07/19/2035 *	98	97
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A3
3.37%, due 07/19/2035 *	183	175
Structured Asset Mortgage Investments, Inc.
Series 2005-AR8, Class A1A
5.07%, due 02/25/2036 *	765	724
Structured Asset Mortgage Investments, Inc.
Series 2006-AR3, Class 12A1
3.60%, due 05/25/2036 *	882	802
Structured Asset Securities Corp.
Series 2003-22A, Class 2A1
4.08%, due 06/25/2033	2,248	2,247
Tbw Mortgage Backed Pass-Through Certificates
Series 2006-6, Class A1
3.44%, due 01/25/2037 *	860	842
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1
3.49%, due 11/25/2046 *	1,135	1,093
Wachovia Bank Commercial Mortgage Trust
Series 2002-C1, Class A2
5.68%, due 04/15/2034	236	236
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1-144A
3.21%, due 09/15/2021 *	1,398	1,337
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A5
5.34%, due 12/15/2043	2,100	2,052
WAMU Mortgage Pass Through Certificates
Series 2006-AR9, Class 2A
5.67%, due 08/25/2046 *	811	774
WAMU Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
5.63%, due 02/27/2034 *	33	33
WAMU Mortgage Pass-Through Certificates
Series 2002-AR9, Class 1A
6.26%, due 08/25/2042 *	20	19
WAMU Mortgage Pass-Through Certificates
Series 2003-AR5, Class A7
4.21%, due 06/25/2033 *	1,782	1,779
WAMU Mortgage Pass-Through Certificates
Series 2003-AR9, Class 2A
4.04%, due 09/25/2033 *	2,963	2,968
WAMU Mortgage Pass-Through Certificates
Series 2003-R1, Class A1
3.92%, due 12/25/2027 *	1,222	1,168
WAMU Mortgage Pass-Through Certificates
Series 2006-AR19, Class 1A1A
5.39%, due 01/25/2047 *	1,292	1,217

	Principal	Value
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, due 11/25/2018	$730	$731
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC, Class A1
4.95%, due 01/25/2035 *	590	587
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR11, Class A2
5.52%, due 08/25/2036	420	422
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR8, Class 2A4
5.24%, due 04/25/2036	2,132	2,145
Bear Stearns Structured Products, Inc.
5.68%, due 01/26/2036	469	457
Total Mortgage-Backed Securities (cost $72,630)		71,131

ASSET-BACKED SECURITIES (9.9%)
Accredited Mortgage Loan Trust
Series 2007-1, Class A1
4.92%, due 02/25/2037 *	1,353	1,297
ACE Securities Corp.
Series 2006-NC1, Class A2A
4.86%, due 12/25/2035 *	28	28
ACE Securities Corp.
Series 2006-NC1, Class A2B
3.53%, due 12/25/2035 *	1,100	1,077
ACE Securities Corp.
Series 2006-NC3, Class A2A
3.43%, due 12/25/2036 *	499	479
American Express Credit Account Master Trust
Series 2005-3, Class A
3.12%, due 01/18/2011 *	2,400	2,399
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
3.67%, due 07/25/2032 *	4	4
Argent Securities, Inc.
Series 2006-M3, Class A2A
3.43%, due 10/25/2036 *	603	592
Asset Backed Funding Certificates
Series 2004-OPT5, Class A1
3.73%, due 06/25/2034 *	406	385
Asset Backed Funding Certificates
Series 2006-HE1, Class A2A
3.44%, due 01/25/2037 *	899	877
Asset Backed Funding Certificates-144A
Series 2006-OPT2, Class A3A
3.44%, due 10/25/2036 *	551	544
Aurum CLO
Series 2002-1A, Class A1-144A
4.69%, due 04/15/2014 *	1,555	1,587
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
3.71%, due 10/25/2032 *	$32	$31
Bear Stearns Asset Backed Securities Trust
Series 2006-SD4, Class 1A1
5.56%, due 10/25/2036	1,306	1,286
Bear Stearns Asset Backed Securities Trust
Series 2007-AQ1, Class A1
4.98%, due 11/25/2036 *	1,599	1,506
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A1
3.43%, due 10/25/2036 *	850	833
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3, Class A1
3.43%, due 10/25/2036 *	412	404
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3, Class A2
4.88%, due 10/25/2036 *	1,300	1,235
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AHL1, Class A2A
3.42%, due 12/25/2036 *	1,671	1,617
Countrywide Asset-Backed Certificates
Series 2006-1, Class AF1
3.51%, due 07/25/2036 *	17	17
Countrywide Asset-Backed Certificates
Series 2006-23, Class 2A1
5.18%, due 05/25/2037 *	1,938	1,898
Countrywide Asset-Backed Certificates
Series 2006-26, Class 2A1
3.46%, due 06/25/2037 *	1,451	1,396
Countrywide Asset-Backed Certificates
Series 2006-SD1, Class A1-144A
3.54%, due 02/25/2036 *	192	186
Countrywide Asset-Backed Certificates
Series 2007-1, Class 2A1
3.43%, due 07/25/2037 *	1,641	1,583
Countrywide Asset-Backed Certificates
Series 2007-7, Class 2A1
3.46%, due 10/25/2037 *	314	305
Credit-Based Asset Servicing And Securitization LLC
Series 2007-CB1, Class AF1A
3.45%, due 01/25/2037 *	1,556	1,487
Credit-Based Asset Servicing And Securitization LLC
Series 2007-SP1, Class A1-144A
3.47%, due 12/25/2037 *	1,119	1,100
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF1, Class A2C
5.16%, due 12/25/2034 *	165	158
First Franklin Mortgage Loan Asset Backed Certificates
Series 2007-FF1, Class A2A
3.42%, due 01/25/2038 *	1,457	1,405

	Principal	Value
Fremont Home Loan Trust
Series 2006-E, Class 2A1
3.44%, due 01/25/2037 *	$1,110	$1,080
GSAMP Trust
Series 2006-S2, Class A1A
3.45%, due 01/25/2036 *	91	87
HFC Home Equity Loan Asset Backed Certificates
Series 2006-4, Class A1V
3.18%, due 03/20/2036 *	284	279
Home Equity Asset Trust
Series 2002-1, Class A4
3.98%, due 11/25/2032 *	1	1
HSI Asset Securitization Corp. Trust
Series 2006-OPT1, Class 2A1
3.46%, due 12/25/2035 *	71	71
HSI Asset Securitization Corp. Trust
Series 2007-OPT1, Class 2A1
3.43%, due 12/25/2036 *	1,483	1,420
JPMorgan Mortgage Acquisition Corp.
Series 2006-CH1, Class A2
3.43%, due 07/25/2036 *	507	497
JPMorgan Mortgage Acquisition Corp.
Series 2006-CH2, Class AV2
3.43%, due 10/25/2036 *	2,323	2,259
Lehman XS Trust
Series 2006-10N, Class 1A1A
3.46%, due 07/25/2046 *	297	294
Lehman XS Trust
Series 2006-16N, Class A1A
3.46%, due 11/25/2046 *	727	706
Lehman XS Trust
Series 2006-17, Class WF11
3.50%, due 11/25/2036 *	578	578
Long Beach Mortgage Loan Trust
Series 2006-9, Class 2A1
3.44%, due 10/25/2036 *	756	739
Long Beach Mortgage Loan Trust
Series 2006-WL1, Class 2A1
3.47%, due 01/25/2046 *	117	116
MBNA Credit Card Master Note Trust
Series 2003-A3, Class A3
3.24%, due 08/16/2010 *	2,100	2,101
Merrill Lynch Mortgage Investors, Inc.
Series 2006-FF1, Class A2A
3.45%, due 08/25/2036 *	509	502
Morgan Stanley ABS Capital I
Series 2006-HE7, Class A2A
3.43%, due 09/25/2036 *	688	669
Morgan Stanley ABS Capital I
Series 2006-HE8, Class A2A
3.43%, due 10/25/2036 *	855	816
Morgan Stanley ABS Capital I
Series 2007-HE2, Class A2A
4.83%, due 01/25/2037 *	$1,551	$1,509
Morgan Stanley ABS Capital I
Series 2007-NC1, Class A2A
3.43%, due 11/25/2036 *	1,193	1,163
Morgan Stanley Home Equity Loans
Series 2007-1, Class A1
4.84%, due 12/25/2036 *	2,249	2,199
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
4.86%, due 01/25/2047 *	1,713	1,673
Nationstar Home Equity Loan Trust
Series 2007-A, Class AV1
4.85%, due 03/25/2037 *	1,104	1,066
Nelnet Student Loan Trust
Series 2005-2, Class A2
4.89%, due 12/22/2014 *	175	175
Newcastle Mortgage Securities Trust
Series 2006-1, Class A1
3.45%, due 03/25/2036 *	110	110
Option One Mortgage Loan Trust
Series 2007-1, Class 2A1
3.43%, due 01/25/2037 *	1,089	1,056
Park Place Securities, Inc.
Series 2005-WCW1, Class A1B
3.64%, due 09/25/2035 *	82	80
Residential Asset Securities Corp.
Series 2006-EMX9, Class 1A1
3.45%, due 11/25/2036 *	772	752
Residential Asset Securities Corp.
Series 2006-KS5, Class A1
3.45%, due 07/25/2036 *	231	229
Residential Asset Securities Corp.
Series 2006-KS9, Class AI1
3.45%, due 11/25/2036 *	742	724
Residential Asset Securities Corp.
Series 2007-KS2, Class AI1
3.45%, due 02/25/2037 *	2,181	2,106
Saxon Asset Securities Trust
Series 2006-3, Class A1
3.44%, due 10/25/2046 *	518	504
SBI Heloc Trust
Series 2006-1A, Class 1A2A-144A
3.55%, due 08/25/2036 *	109	104
Securitized Asset Backed Receivables LLC Trust
Series 2007-HE1, Class A2A
3.44%, due 12/25/2036 *	1,418	1,322
SLM Student Loan Trust
Series 2007-3, Class A1
3.32%, due 10/27/2014 *	1,209	1,209

	Principal	Value
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, due 09/01/2023	$71	$74
Small Business Administration Participation Certificates
Series 2004-20C, Class 1
4.34%, due 03/01/2024	457	452
Small Business Administration
Series 2004-P10A, Class 1
4.50%, due 02/01/2014	188	185
Soundview Home Equity Loan Trust
Series 2006-3, Class A1
3.42%, due 11/25/2036 *	406	403
Structured Asset Securities Corp.
Series 2002-HF1, Class A
3.67%, due 01/25/2033 *	4	4
Structured Asset Securities Corp.
Series 2006-BC3, Class A2
3.43%, due 10/25/2036 *	760	730
Structured Asset Securities Corp.
Series 2006-BC6, Class A2
3.46%, due 01/25/2037 *	1,149	1,106
Wells Fargo Home Equity Trust
Series 2006-3, Class A1
3.43%, due 01/25/2037 *	893	877
Total Asset-Backed Securities (cost $59,276)		57,743

LONG-TERM MUNICIPAL BONDS (1.1%)
Buckeye Tobacco Settlement Financing
5.88%, due 06/01/2047	$600	$580
Chicago Board of Education, IL Class A
5.00%, due 12/01/2012	255	280
City of Chicago, IL Series 1287, Class 1287 - 144A
11.37%, due 01/01/2014 *	2,430	2,477
City of Houston TX
5.00%, due 11/15/2036	400	415
Tobacco Settlement Finance Authority
7.47%, due 06/01/2047	1,200	1,182
Tobacco Settlement Financing Corp., VA
5.50%, due 06/01/2026	200	227
Tobacco Settlement Financing Corp./VA
5.25%, due 06/01/2019	200	214
Tobacco Settlement Financing Corp., LA
5.88%, due 05/15/2039	40	39
Tobacco Settlement Financing Corp./NJ Series 1
5.00%, due 06/01/2041	1,400	1,198
Total Long-Term Municipal Bonds (cost $6,478)		6,612

CORPORATE DEBT SECURITIES (27.6%)
Airlines (0.1%)
Continental Airlines, Inc.
7.06%, due 09/15/2009	$200	$199
United Airlines, Inc.
6.20%, due 09/01/2008	115	115
6.60%, due 09/01/2013	51	50
Automobiles (0.5%)
Daimler Finance North America LLC
5.44%, due 10/31/2008 *	2,000	1,996
6.05%, due 03/13/2009 *	300	299
General Motors Corp.
8.38%, due 07/05/2033	800	879
Capital Markets (4.7%)
Goldman Sachs Group, Inc. (The)
6.25%, due 09/01/2017	4,500	4,771
6.75%, due 10/01/2037	4,400	4,317
Lehman Brothers Holdings, Inc.
3.98%, due 10/22/2008 *	200	198
5.26%, due 12/23/2008 *	1,600	1,578
5.63%, due 01/24/2013	4,100	4,153
6.75%, due 12/28/2017	1,700	1,762
Merrill Lynch & Co., Inc.
5.19%, due 10/23/2008 *	1,300	1,290
5.24%, due 12/22/2008 *	300	297
6.05%, due 08/15/2012	200	208
6.40%, due 08/28/2017	400	411
Morgan Stanley
5.66%, due 10/18/2016 *	2,800	2,518
5.95%, due 12/28/2017	5,600	5,653
Commercial Banks (10.1%)
Bank of America NA
5.04%, due 02/27/2009 *	3,000	2,997
Bank of Ireland
5.61%, due 12/19/2008 *	1,600	1,602
Barclays
5.45%, due 09/12/2012	4,100	4,290
6.05%, due 12/04/2017	2,600	2,679
Barclays -144A (continued)
7.43%, due 12/15/2017 Ž	900	941
China Development Bank
5.00%, due 10/15/2015	100	100
Citigroup, Inc.
8.30%, due 12/21/2037	1,400	1,509
Deutsche Bank AG London
6.00%, due 09/01/2017	3,600	3,827
Export-Import Bank of China-144A
5.25%, due 07/29/2014	250	257
Export-Import Bank of Korea-144A
4.90%, due 10/04/2011 *	2,500	2,507
Fortis Bank SA/NV
4.75%, due 04/28/2008 *	800	800
5.15%, due 09/30/2008 *	2,400	2,401

		Principal	Value
Commercial Banks (continued)
General Electric Capital Corp.
5.25%, due 01/20/2010 *	$2,000		$1,994
5.73%, due 03/12/2010 *		2,800	2,787
5.88%, due 01/14/2038		3,200	3,127
6.38%, due 11/15/2067		300	312
HSBC Capital Funding LP -144A
10.18%, due 06/30/2030 Ž, 3		150	193
KBC Bank Funding Trust III -144A
9.86%, due 11/29/2049 Ž		15	16
Nordea Bank Finland PLC
3.23%, due 12/01/2008 *		5,300	5,294
Nordea Bank Finland PLC/New York NY
4.99%, due 05/28/2008 *		1,500	1,501
Rabobank Capital Funding II -144A
5.26%, due 12/31/2013 Ž		210	199
Rabobank Capital Funding Trust -144A
5.25%, due 10/21/2016 Ž		280	257
Rabobank Nederland-144A
0.20%, due 06/20/2008	JPY	449,000	4,212
5.26%, due 01/15/2009 *		1,100	1,100
Royal Bank of Scotland Group PLC
7.64%, due 09/29/2017 Ž		3,000	3,073
Santander US Debt SA Unipersonal -144A
4.93%, due 02/06/2009 *		1,100	1,094
5.73%, due 11/20/2009 *		1,500	1,484
Skandinaviska Enskilda Banken
3.06%, due 08/21/2008 *		2,200	2,200
Sumitomo Mitsui Banking Corp. -144A
5.63%, due 10/15/2015 Ž, 3		150	142
UBS AG/Stamford Branch
5.88%, due 12/20/2017		2,400	2,520
Unicredit Luxembourg Finance SA -144A
5.14%, due 10/24/2008 *		1,300	1,298
Unicredito Italiano/New York NY
5.06%, due 05/29/2008 *		1,600	1,601
VTB Capital SA for Vneshtorgbank -144A
5.49%, due 08/01/2008 *		700	697
Communications Equipment (0.0%)
Nortel Networks, Ltd.
10.13%, due 07/15/2013		100	100
Computers & Peripherals (0.5%)
IBM Corp.
5.70%, due 09/14/2017		2,700	2,836
Construction Materials (0.2%)
C8 Capital Spv, Ltd. -144A
6.64%, due 06/30/2049 Ž		1,000	904
Consumer Finance (3.4%)
American Express
6.15%, due 08/28/2017		1,400	1,445
American Honda Finance Corp. -144A
5.21%, due 03/09/2009 *		2,000	2,003
Capital One Financial Co.
6.75%, due 09/15/2017		1,500	1,426
Ford Motor Credit Co. LLC
7.25%, due 10/25/2011	$100		$89
7.80%, due 06/01/2012		1,100	974
9.75%, due 09/15/2010		400	386
GMAC LLC
6.12%, due 05/15/2009 *		300	280
6.63%, due 05/15/2012		900	761
7.00%, due 02/01/2012		1,500	1,301
7.25%, due 03/02/2011		300	271
HSBC Finance Corp.
5.78%, due 03/12/2010 *		2,400	2,338
5.81%, due 12/05/2008 *		2,100	2,090
6.38%, due 10/15/2011		4,500	4,713
SLM Corp. -144A
3.12%, due 04/18/2008 *		2,000	1,986
Containers & Packaging (0.0%)
Jefferson Smurfit Corp. US
8.25%, due 10/01/2012		100	96
Diversified Financial Services (2.2%)
Bank of America Corp.
0.08%, due 01/30/2018 Ž		3,100	3,220
C10 Capital Spv, Ltd. , Reg S
6.72%, due 12/31/2016 Ž		1,300	1,148
Citigroup, Inc.
5.24%, due 12/26/2008 *		1,500	1,499
General Electric Capital Corp -144A
6.50%, due 09/15/2067 *		1,600	3,092
Petroleum Export, Ltd. -144A
5.27%, due 06/15/2011		132	131
Santander Perpetual SA Unipersonal -144A
6.67%, due 10/27/2017 Ž		900	912
Williams Cos., Inc. Credit Linked Certificate Trust (The) -144A
6.75%, due 04/15/2009		2,600	2,652
Diversified Telecommunication Services (1.6%)
AT&T, Inc.
4.13%, due 09/15/2009		575	577
5.50%, due 02/01/2018		2,000	2,007
6.30%, due 01/15/2038		800	794
BellSouth Corp. -144A
4.24%, due 04/26/2008		4,300	4,302
Deutsche Telekom International
8.13%, due 05/29/2012	EUR	124	205
France Telecom SA , Reg S
6.75%, due 03/14/2008	EUR	307	455
KT Corp. -144A
4.88%, due 07/15/2015		200	197
Qwest Capital Funding, Inc.
6.38%, due 07/15/2008		1,000	998

		Principal	Value
Electric Utilities (0.2%)
Entergy Gulf States, Inc.
5.70%, due 06/01/2015	$200		$195
Florida Power Corp.
4.80%, due 03/01/2013		450	460
Niagara Mohawk Power Corp.
7.75%, due 10/01/2008		250	256
PSEG Power LLC
6.95%, due 06/01/2012		210	228
Electronic Equipment & Instruments (0.2%)
Koch Forest Products, Inc.
7.47%, due 12/20/2012		997	919
Food & Staples Retailing (0.7%)
Albertsons LLC
6.95%, due 08/01/2009		1,200	1,228
Wal-Mart Stores, Inc.
5.59%, due 06/16/2008 *		1,600	1,603
5.80%, due 02/15/2018		800	850
6.50%, due 08/15/2037		300	315
Food Products (0.4%)
Kellogg Co.
6.60%, due 04/01/2011		2,000	2,139
Kraft Foods, Inc.
6.88%, due 02/01/2038		300	305
Health Care Providers & Services (0.0%)
HCA, Inc.
9.25%, due 11/15/2016		200	210
Hotels, Restaurants & Leisure (0.2%)
Mandalay Resort Group
6.50%, due 07/31/2009		300	300
Mirage Resorts, Inc.
6.75%, due 02/01/2008		1,000	1,000
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.
7.25%, due 02/01/2014		600	584
7.38%, due 02/01/2016		100	97
Insurance (0.4%)
American International Group, Inc. -144A
5.21%, due 06/23/2008 *		2,300	2,305
Media (0.0%)
Time Warner, Inc.
6.88%, due 05/01/2012		20	21
Office Electronics (0.2%)
Xerox Corp
9.75%, due 01/15/2009		1,100	1,155
Oil, Gas & Consumable Fuels (0.7%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014		100	100
Dynegy Holdings, Inc.
7.50%, due 06/01/2015		200	186
El Paso Corp.
7.00%, due 06/15/2017		100	101
Enterprise Products Operating, LP
4.95%, due 06/01/2010	$100		$102
GAZ Capital for Gazprom , Reg S
8.63%, due 04/28/2034		500	612
Ngpl Pipeco LLC -144A
7.12%, due 12/15/2017		1,800	1,858
7.77%, due 12/15/2037		700	731
Ras Laffan Liquefied Natural Gas Co., Ltd. -144A
3.44%, due 09/15/2009		39	39
Sonat, Inc.
7.63%, due 07/15/2011		370	379
Southern Natural Gas Co.
8.00%, due 03/01/2032		100	112
Williams Cos.
7.50%, due 01/15/2031		100	107
Real Estate Investment Trusts (0.4%)
Ventas Realty, LP/Ventas Capital Corp.
6.75%, due 06/01/2010		1,500	1,526
8.75%, due 05/01/2009		700	723
Thrifts & Mortgage Finance (0.6%)
Nykredit Realkredit A/S
5.00%, due 10/01/2038 *	DKK	5,752	1,103
Realkredit Danmark A/S
5.00%, due 10/01/2038 *	DKK	11,527	2,202
Tobacco (0.2%)
Reynolds American, Inc.
7.63%, due 06/01/2016		200	212
7.75%, due 06/01/2018		1,000	1,067
Wireless Telecommunication Services (0.0%)
AT&T Mobility LLC
6.50%, due 12/15/2011		180	193
Total Corporate Debt Securities (cost $159,528)			161,416

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.1%)
Diversified Financial Services (0.1%)
Bank of America Corp. ‡, Ž	800	$889
Total Convertible Preferred Stocks (cost $800)		889

PREFERRED STOCKS (0.4%)
Thrifts & Mortgage Finance (0.2%)
DG Funding Trust -144A * Ž, §	119	1,244
U.S. Government Agency Obligation (0.2%)
Fannie Mae ‡, Ž	42,000	1,110
Total Preferred Stocks (cost $2,316)		2,354

	Contracts (•)	Value
PURCHASED OPTIONS (0.3%)
Covered Call Options (0.3%)
2 Year Note Future Call Strike $117.50 Expires 02/22/2008	170	$2
2 Year Note Future Call Strike $120.00 Expires 02/22/2008	64	1
2 Year Note Future Call Strike $116.00 Expires 02/22/2008	479	7
5 Year Note Future Call Strike $118.00 Expires 02/22/2008	767	12
90-Day Euro Dollar Futures Call Strike $95.25 Expires 03/17/2008	184	826
90-Day Euro Dollar Futures Call Strike $95.50 Expires 03/17/2008	39	150
U.S. Treasury Bond Future Call Strike $141.00 Expires 02/22/2008	175	3
10-Year U.S. Treasury Note Future Call Strike $138.00 Expires 05/23/2008	114	2
JPY Currency Future Call Strike $103.80 Expires 03/17/2010 §	2,400,000	95
JPY Currency Future Call Strike $104.00 Expires 03/17/2010 §	2,600,000	106
JPY Currency Future Call Strike $105.40 Expires 03/31/2010 §	1,900,000	63
U.S. Treasury Bond Future Call Strike $140.00 Expires 02/22/2008	59	1
U.S. Long Bond Future Call Strike $139.00 Expires 02/22/2008	37	1
Put Options (0.1%)
90-Day Euro Dollar Futures Put Strike $91.75 Expires 03/17/2008	221	1
90-Day Euro Dollar Futures Put Strike $93.00 Expires 03/17/2008	392	2
90-Day Euro Dollar Futures Put Strike $92.75 Expires 03/17/2008	124	1
90-Day Euro Dollar Futures Put Strike $92.50 Expires 06/16/2008	409	3
Fannie Mae TBA Put Strike $86.00 Expires 03/05/2008 §	39,700	q
JPY Currency Future Put Strike $103.80 Expires 03/17/2010 §	2,400,000	143
JPY Currency Future Put Strike $104.00 Expires 03/17/2010 §	2,600,000	$154
JPY Currency Future Put Strike $105.40 Expires 03/31/2010 §	1,900,000	124
Total Purchased Options (cost $811)		1,697

PURCHASED SWAPTIONS (1.8%)
Covered Call Options (1.7%)
Fannie Mae TBA Call Strike $90.00 Expires 02/05/2008 §	50,000	q
Fannie Mae TBA Call Strike $87.78 Expires 02/05/2008 §	8,100	q
IRO USD Swaption Call Strike $3.60 Expires 07/02/2009 §	7,400,000	85
LIBOR Rate Swaption Call Strike $4.75 Expires 03/31/2008 §	46,100	1,681
LIBOR Rate Swaption Call Strike $4.75 Expires 09/26/2008 §	27,700	904
LIBOR Rate Swaption Call Strike $4.75 Expires 09/26/2008 §	25,100	818
LIBOR Rate Swaption Call Strike $4.75 Expires 12/15/2008 §	34,700	1,061
LIBOR Rate Swaption Call Strike $5.00 Expires 12/15/2008 §	54,800	1,911
LIBOR Rate Swaption Call Strike $5.30 Expires 08/03/2009 §	67,600	2,279
Fannie Mae TBA Call Strike $93.00 Expires 04/07/2008 §	60,000	10
OTC EURO vs USD Currency Call Strike $1.36 Expires 05/19/2008 §	2,000	242
OTC EURO vs USD Currency Call Strike $1.36 Expires 05/21/2008 §	1,000	128
OTC EURO vs USD Currency Call Strike $1.38 Expires 05/21/2010 §	1,000	113
OTC EURO vs USD Currency Call Strike $1.38 Expires 05/21/2010 §	1,900	214

	Contracts (•)	Value
OTC EURO vs USD Currency Call Strike $1.38 Expires 06/03/2010 §	2,000	226
IRO EURO Swaption Call Strike $4.07 Expires 09/14/2009 §	42,600	482
Put Options (0.0%)
Fannie Mae TBA Put Strike $86.59 Expires 02/05/2008 §	18,000	q
Fannie Mae TBA Put Strike $84.02 Expires 02/05/2008 §	1,000	q
Fannie Mae TBA Put Strike $86.00 Expires 04/07/2008 §	74,700	q
Fannie Mae TBA Put Strike $89.00 Expires 02/05/2008 §	74,400	q
OTC EURO vs USD Currency Put Strike $1.38 Expires 06/03/2010 §	2,000	76
OTC EURO vs USD Currency Call Strike $1.38 Expires 05/21/2010 §	1,900	72
OTC EURO vs USD Currency Put Strikes $1.38 Expires 05/19/2008 §	2,000	7
OTC EURO vs USD Currency Put Strike $1.36 Expires 05/21/2008 §	1,000	3
OTC EURO vs USD Currency Put Strike $1.38 Expires 05/21/2010 §	1,000	38
Total Purchased Swaptions (cost $2,350)		10,350

Total Securities Lending Collateral (cost $312) (4)		312

Total Investment Securities (cost $1,029,401) #		$1,046,675

	Contracts (•)	Value
WRITTEN OPTIONS - 0.5%
Covered Call Options - 0.5%
1-Year EURO Dollar Call Strike $95.88 Expires 3/14/2008	19	$62
10-Year U.S. Treasury Note Futures Call Strike $111.00 Expires 2/22/2008	210	1,201
90-Day Euro Dollar Futures Call Strike $95.75 Expires 3/17/2008	253	819
90-Day Euro Dollar Futures Call Strike $96.00 Expires 3/17/2008	122	339
Put Options - 0.0%
U.S. Treasury Bond Futures Call Strike $117.00 Expires 2/22/2008	95	$282
10-Year U.S. Treasury Note Futures Put Strike $106.00 Expires 2/22/2008	210	3

Total Written Options (premiums: $496)		2,706

	Notional Amount	Value
WRITTEN SWAPTIONS - 1.1%
Covered Call Swaptions - 1.1%
IRO USD Swaption Call Strike $4.20 Expires 7/2/2009	3,200,000	83
LIBOR Rate Swaption Call Strike $4.95 Expires 3/31/2008	$6,000	$377
LIBOR Rate Swaption Call Strike $4.90 Expires 3/31/2008	14,400	872
LIBOR Rate Swaption Call Strike $4.95 Expires 9/26/2008	$12,000	$672
LIBOR Rate Swaption Call Strike $4.95 Expires 9/26/2008	10,900	609
LIBOR Rate Swaption Call Strike $5.00 Expires 12/15/2008	11,600	668
LIBOR Rate Swaption Call Strike $5.20 Expires 12/15/2008	18,300	1,224
LIBOR Rate Swaption Call Strike $5.50 Expires 8/3/2009	29,400	1,868
IRO EURO Swaption Call Strike $4.25 Expires 9/14/2009	13,700	314
Total Swaptions Written (premiums: $1,606)		$6,687

SWAP AGREEMENTS

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)
Receive a fixed rate equal to 0.06% and the Fund will pay to the counterparty at the notional amount in the event of default of American International Group Inc. 5.60% due 10/18/2016 Counterparty: Lehman Brothers	03/20/08	$2,800	$(4)

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive from the Counterparty a fixed rate equal to 0.17% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: UBS AG	09/22/08		$2,000	$(10)

Receive from the Counterparty a fixed rate equal to 0.19% and the Fund will pay at the notional amount in the event of default of Morgan Stanley, 6.60%, due 4/1/2012. Counterparty: UBS AG	09/22/08		2,000	(15)

Receive a fixed rate equal to 0.71% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond 7.65% due 06/11/2013. Counterparty: Barclays Bank PLC	12/22/08		100	q

Receive a fixed rate equal to 0.72% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond 7.65% due 06/11/2013. Counterparty: Deutsche Bank AG	12/22/08		100	q

Receive a fixed rate equal to 0.40% and the Fund will pay to the counterparty at the notional amount in the event of default of Republic of Indonesia Government Bond 6.75% due 03/10/2014. Counterparty: Royal Bank of Scotland PLC	12/22/08		200	(1)

Receive a fixed rate equal to 0.72% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013. Counterparty: Barclays Bank PLC	12/22/08		800	(4)

Receive a fixed rate equal to 0.29% and the Fund will pay to the counterparty at the notional amount in the event of default of Pemex Project Funding Master Trust, 9.5%, due 9/15/2027. Counterparty: Barclays Bank PLC	12/22/08		$1,400	$(1)

Receive a floating rate based on the ICAP CMM FRA FIXING RATE and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch International (§)	01/16/09		4,600	51

Receive a floating rate based on the ICAP CMM FRA FIXING RATE and pay a fixed rate equal to 4.50%. Counterparty: Merrill Lynch International (§)	01/23/09		3,000	182

Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on the 6-month Great British Pound- LIBOR. Counterparty: Deutsche Bank AG (§)	03/20/09	GBP	4,100	94

Receive a fixed rate equal to 7.91% and the Fund will pay a floating rate based on the Mexican Peso Interbank Equilibrium Interest Rate (TIIE)-Banxico. Counterparty: Citibank NA. (§)	05/14/09	MXN	75,000	8

Receive a fixed rate equal to 7.91% and the Fund will pay a floating rate based on the Mexican Peso Interbank Equilibrium Interest Rate (TIIE)-Banxico. Counterparty: Morgan Stanley Capital Services Inc. (§)	05/14/09	MXN	112,000	11

SWAP AGREEMENTS

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on the 6-month Great British Pound- LIBOR. Counterparty: Royal Bank of Scotland PLC (§)	06/19/09	GBP $	6,100	$155

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 3-month Australian Dollar- Bank Bill Rate- BBSW (AUD- BBR-BBSW.) Counterparty: Citibank NA.	09/15/09	AUD	9,500	(5)

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 3-month Australian Dollar- Bank Bill Rate- BBSW (AUD- BBR-BBSW.) Counterparty: Lehman Brothers	09/15/09	AUD	12,600	(5)

Receive a fixed rate equal to 4.50% and pay a floating rate based on 6-month EURIBOR Counterparty: Goldman Sachs	09/21/09	EUR	1,200	25

Receive a fixed rate equal to 12.67% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: Merrill Lynch International (§)	01/04/10	BRL	6,800	q

Receive a fixed rate equal to 12.67% and the Fund will pay to the counterparty in the event of default on any securities in the Brazilian Real - CDI Index, the remaining interest payments on those defaulted securities. Counterparty: Merrill Lynch International (§)	01/04/10	BRL	12,500	(11)

Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.50%. Counterparty: Morgan Stanley Capital Services Inc. (§)	03/19/10	EUR	14,500	246

Receive a fixed rate equal to 4.50% and pay a floating rate based on 6-month EURIBOR Counterparty: Lehman Securities, Inc. (§)	03/19/10	EUR $	36,900	$518

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month Australian Dollar- Bank Bill Rate- BBSW (AUD- BBR-BBSW.) Counterparty: Morgan Stanley	06/15/10	AUD	12,900	(90)

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month Australian Dollar- Bank Bill Rate- BBSW (AUD- BBR-BBSW.) Counterparty: Deutsche Bank AG	06/15/10	AUD	27,300	(230)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Morgan Stanley Capital Services Inc. (§)	06/18/10		9,100	176

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Citibank NA. (§)	06/18/10		17,800	269

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Merrill Lynch International (§)	06/18/10		27,700	415

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Royal Bank of Scotland PLC (§)	06/18/10		44,700	522

SWAP AGREEMENTS

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Deutsche Bank AG (§)	06/18/10		$68,400	$566

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC (§)	06/18/10		108,900	1,352

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month British Pound-LIBOR Counterparty: Royal Bank of Scotland PLC (§)	09/15/10	GBP	1,300	44

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month British Pound- LIBOR Counterparty: Barclays Bank PLC (§)	09/15/10	GBP	11,200	360

Receive a fixed rate equal to 2.1025% and the Fund will pay a floating rate based on FRC Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC (§)	10/15/10	EUR	1,000	11

Receive a fixed rate equal to 2.09% and the Fund will pay a floating rate based on FRC Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas (§)	10/15/10	EUR	2,000	16

Receive a fixed rate equal to 2.1455% and the Fund will pay a floating rate based on FRC Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: UBS AG (§)	10/15/10	EUR	2,100	25

Receive from the counterparty at the notional amount in the event of default of Kellogg Co, 5.75%, due 2/2/2001 and the Fund will pay a fixed rate equal to 0.11%. Counterparty: Lehman Brothers Special Financing, Inc. (§)	06/20/11		$2,000	$12

Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC (§)	12/15/11	EUR	34,100	(1,075)

Receive from the Counterparty at the notional amount in the event of default of HSBC Finance Corp BP, 6.38%, due 10/15/2011 and the Fund will pay a fixed rate equal to 0.20%. Counterparty: Royal Bank of Scotland PLC (§)	12/20/11		4,900	143

Receive a fixed rate equal to 10.58% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: UBS AG	01/02/12	BRL	4,200	(26)

Receive a fixed rate equal to 12.54% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: Barclays Bank PLC	01/02/12	BRL	9,900	(33)

Receive a fixed rate equal to 12.54% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: Merrill Lynch	01/02/12	BRL	11,000	(14)

Receive a fixed rate equal to 10.68% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: Barclays Bank PLC	01/02/12	BRL	20,800	(403)

SWAP AGREEMENTS

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 10.12% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: Morgan Stanley	01/02/12	BRL $	23,400	$(439)

Receive a fixed rate equal to 10.15% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: Goldman Sachs	01/02/12	BRL	29,500	(1,134)

Receive a fixed rate equal to 1.97% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Lehman Brothers	03/15/12	EUR	400	(6)

Receive a fixed rate equal to 2.00% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs	03/15/12	EUR	1,300	(18)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank	03/15/12	EUR	1,400	(25)

PLC Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland	03/28/12	EUR	400	(7)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs	03/30/12	EUR $	400	$(7)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland	03/30/12	EUR	400	(7)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	04/05/12	EUR	300	(5)

Receive a fixed rate equal to 1.94% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland	04/10/12	EUR	600	(12)

Receive a fixed rate equal to 1.94% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas	04/10/12	EUR	600	(13)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	04/30/12	EUR	500	(9)

SWAP AGREEMENTS

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)
Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Lehman Securities, Inc. (§)	06/20/12	$1,400	$87

Receive from the counterparty at the notional amount in the event of default of Noble Corp. BP, due 6/20/2012 and the Fund will pay a fixed rate equal to 0.52%. Counterparty: Credit Suisse International (§)	06/20/12	1,500	7

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Lehman Securities,	06/20/12	2,200	(172)

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Credit Suisse International (§)	06/20/12	2,200	172

Receive a fixed rate equal to 0.48% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities. Counterparty: Barclays Bank PLC	06/20/12	$3,300	$(99)

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.IG 8.5 Year Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.17%. Counterparty: Morgan Stanley Capital Services, Inc. (§)	06/20/12	11,500	36

Receive from the Counterparty a fixed rate equal to 0.72% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: BNP Paribas	09/20/12	100	q

Receive from the counterparty a fixed rate equal to 0.92% and the Fund will pay at the notional amount in the event of default of Merrill Lynch & Co., 5.00%, due 1/15/2015. Counterparty: Royal Bank of	09/20/12	600	(12)

Scotland Receive from the Counterparty a fixed rate equal to 0.92% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: Citibank NA (§)	09/20/12	600	2

SWAP AGREEMENTS

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive from the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 5 Year Index the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.60%. Counterparty: Goldman Sachs	12/20/12		$1,700	$6

Receive from the Counterparty at the notional amount in the event of default of Kohls, Inc., 6.30%, due 3/1/2011. and the Fund will pay a fixed rate equal to 0.44%. Counterparty: Lehman Brothers Special Financing, Inc. (§)	12/20/12		2,500	77

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-9, 5 year Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 1.40%. Counterparty: Credit Suisse	12/20/12		3,100	(112)

Receive from the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.5 7 year Index the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.142%. Counterparty: Morgan Stanley Capital Services Inc. (§)	12/20/12		4,500	305

Receive a fixed rate equal to 5.50% and the Fund will pay a floating rate based on the 6-month Great British Pound- LIBOR. Counterparty: Lehman Securities, Inc. (§)	03/20/13	GBP $	2,500	$119

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Merrill Lynch International (§)	06/18/13		3,300	95

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Morgan Stanley Capital Services Inc. (§)	06/18/13		6,800	216

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC (§)	06/18/13		18,100	569

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month United States - LIBOR. Counterparty: Citibank NA (§)	06/18/13		26,800	(149)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Royal Bank of Scotland PLC (§)	06/18/13		45,400	1,560

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG (§)	06/18/15		6,000	162

SWAP AGREEMENTS

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC (§)	06/18/15		$6,400	$196

Receive a floating rate based on a 6-month Japanese Yen-LIBOR and pay a fixed rate equal to 1.50%. Counterparty: Morgan Stanley	06/22/15	JPY	120,000	(12)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month British Pound-LIBOR Counterparty: Goldman Sachs Capital Markets LP (§)	09/15/15	GBP	500	q

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month British Pound-LIBOR Counterparty: Goldman Sachs Capital Markets, LP (§)	09/15/15	GBP	500	q

Receive a fixed rate equal to 0.463% and the Fund will pay to the counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.5 10 Year Index the remaining interest payments on those defaulted securities. Counterparty: Morgan Stanley	12/21/15		3,200	(298)

Receive from the Counterparty in the event of default on any of the securities in the iTraxx Europe HiVol Series Version 1 Index the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.85%. Counterparty: Deutsche Bank AG (§)	12/20/16	EUR	2,600	134

Receive a fixed rate equal to 0.32% and the Fund will pay to the counterparty at the notional amount in the event of default of Morgan Stanley BP 5.82% due 10/18/2016. Counterparty: Royal Bank of Scotland PLC (§)	12/20/16		$2,800	$138

Receive from the Counterparty in the event of default on any of the securities in the iTraxx Europe HiVol Series Version 1 Index the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.85%. Counterparty: HSBC Bank USA (§)	12/20/16	EUR	2,900	150

Receive from the Counterparty at the notional amount in the event of default of Weyerhaeuser Co, 6.75%, due 3/15/2012 and the Fund will pay a fixed rate equal to 0.96%. Counterparty: UBS AG (§)	06/20/17		700	29

Receive from the Counterparty at the notional amount in the event of default of Diamond Offshore Drill, Zero Coupon, due 6/6/2020 and the Fund will pay a fixed rate equal to 0.44%. Counterparty: Citibank NA (§)	06/20/17		1,400	17

Receive from the Counterparty at the notional amount in the event of default of Limited Brands BP, due 6/20/2017 and the Fund will pay a fixed rate equal to 1.03%. Counterparty: Goldman Sachs Capital Markets, LP (§)	06/20/17		4,000	512

SWAP AGREEMENTS

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a floating rate based on 6-month British Pound-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG (§)	09/20/17	GBP $	4,200	$(281)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Barclays Bank PLC	06/18/18		3,900	(86)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	06/19/23		51,700	(2,502)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	06/19/28		6,600	(335)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar-LIBOR. Counterparty: Lehman Securities,	06/19/34	EUR	200	(8)

Receive a fixed rate equal to 4.50% and pay a floating rate based on 6-month EURIBOR. Counterparty: Merrill Lynch	06/19/34	EUR	3,800	(17)

Receive a floating rate based on 6-month British Pound-LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC (§)	12/17/35	GBP	800	57

Receive a floating rate based on 6-month British Pound-LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Morgan Stanley Capital Services Inc. (§)	12/17/35	GBP $	3,000	$31

Receive a floating rate based on 6-month British Pound-LIBOR and pay a fixed rate equal to 4.50%. Counterparty: Deutsche Bank AG (§)	12/17/35	GBP	4,200	(107)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar-LIBOR. Counterparty: Deutsche Bank AG	12/17/35		5,900	(83)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month EURIBOR Counterparty: UBS AG (§)	07/13/37	EUR	100	6

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of	06/18/38		2,000	(112)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	06/18/38		2,700	(156)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley	06/18/38	18,800		(832)

		$1,185,700		$902

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts (•)	Date	Amount	(Depreciation)

10-Year Japan Government Bond	1	03/20/2008	$1,296	$15
10-Year U.S. Treasury Note	(114)	03/30/2008	(13,306)	(45)
2-Year U.S. Treasury Note	(1,138)	04/03/2008	(242,643)	(2,662)
3-Month Euro EURIBOR	217	03/17/2008	76,885	64
3-Month Euro EURIBOR	9	06/16/2008	3,200	10
3-Month Euro EURIBOR	152	09/15/2008	54,187	337
3-Month Euro EURIBOR	91	12/15/2008	32,471	228
3-Month GBP LIBOR	213	06/18/2008	q	(3)
5-Year U.S. Treasury Note	(1,021)	03/31/2008	(115,373)	(2,454)
90-Day Euro Dollar	110	03/16/2009	26,748	452
90-Day Euro Dollar	172	03/17/2008	41,751	712
90-Day Euro Dollar	76	12/15/2008	18,513	300
90-Day LIBOR	717	03/19/2008	q	(9)
90-Day Sterling	85	03/19/2008	19,978	66
90-Day Sterling	88	03/19/2009	20,864	198
90-Day Sterling	15	06/17/2009	3,556	39
90-Day Sterling	305	06/18/2008	71,957	422
90-Day Sterling	(68)	09/15/2008	(16,584)	5
90-Day Sterling	117	09/16/2009	27,725	263
90-Day Sterling	372	09/18/2008	88,005	849
90-Day Sterling	150	12/17/2008	35,538	253
Euro-BUND	8	02/22/2008	q	q
Euro-BUND	8	03/10/2008	1,382	(2)
Euro-Schatz	(299)	03/10/2008	(46,267)	(263)
Long Gilt	(36)	03/31/2008	(7,913)	(26)
U.S. Long Bond	(69)	03/31/2008	(8,233)	29
			$73,737	$(1,222)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought(Sold)	(Depreciation)

Australian Dollar	95	02/21/2008	$83	$1
Australian Dollar	2,686	02/28/2008	2,379	12
Brazil Real	42,861	03/04/2008	21,594	2,599
Brazil Real	(42,861)	03/04/2008	(23,990)	(203)
Brazil Real	6,049	07/02/2008	3,338	1
Brazil Real	(6,563)	07/02/2008	(3,496)	(127)
Brazil Real	37,943	12/02/2008	20,301	(11)
Chinese Yuan Renminbi	66,921	07/02/2008	9,226	435
Chinese Yuan Renminbi	(66,921)	07/02/2008	(9,441)	(220)
Chinese Yuan Renminbi	23,198	10/10/2008	3,349	75
Chinese Yuan Renminbi	(23,198)	10/10/2008	(3,379)	(44)
Danish Krone	(16,910)	03/06/2008	(3,330)	(25)
Euro Dollar	181	02/26/2008	264	4

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)

Euro Dollar	(8,133)	02/26/2008	$(12,069)	$34
Japanese Yen	(418,763)	02/07/2008	(3,773)	(167)
Malaysian Ringgit	4,840	05/12/2008	1,466	28
Malaysian Ringgit	1,408	08/04/2008	415	19
Mexican Peso	55,389	03/13/2008	4,999	102
Mexican Peso	(55,389)	03/13/2008	(5,062)	(39)
Mexican Peso	50,436	07/10/2008	4,547	31
New Zealand Dollar	(601)	02/14/2008	(463)	(7)
Poland Zloty	1,158	03/13/2008	459	15
Poland Zloty	4,457	07/10/2008	1,622	187
Republic of Korea Won	4,001,723	08/04/2008	4,258	(30)
Russian Ruble	83,505	07/10/2008	3,307	75
Russian Ruble	(27,086)	07/10/2008	(1,088)	(9)
Russian Ruble	78,747	11/19/2008	3,176	(13)
Singapore Dollar	1,559	02/20/2008	1,060	41
Singapore Dollar	1,886	05/22/2008	1,287	49
United Kingdom Pound	(7,639)	03/06/2008	(15,120)	(38)
			$5,919	$2,775

FORWARD FOREIGN CROSS CURRENCY CONTRACTS

					Net Unrealized
				Settlement	Appreciation
Currency Bought		Currency Sold		Date	(Depreciation)

Japanese Yen	413,856	Euro Dollar	2,682	02/07/2008	$(77)
					$(77)

NOTES TO SCHEDULE OF INVESTMENTS

q	Value is less than $1.
^	At January 31, 2008, all or a portion of this of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $306.
*	Floating or variable rate note. Rate is listed as of January 31, 2008.
§	Illiquid. At January 31, 2008, these securities aggregated $14,431, or 2.47%, of total investment securities of the Fund.
‡	Non Income Producing.
•	Contract amounts are not in thousands.
(1)

At January 31, 2008, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts and options. The value of all securities segregated at January 31, 2008 is 5,244.

(2)	IO - Interest Only.
(3)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of January 31, 2008.
(4)	Cash collateral for the Repurchase Agreements, valued at $61, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $1,029,637. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $22,576 and $5,538, respectively. Net unrealized appreciation for tax purposes is $17,038.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities aggregated $52,198 or 8.92% of net assets of the Fund.

TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
BRL	Brazil Real
EUR	Euro Dollar
GBP	United Kingdom Pound
JPY	Japan Yen
MXN	Mexican Peso
AUD	Australian Dollar

TA IDEX Templeton Transamerica Global

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.5%)
Australia (0.6%)
National Australia Bank, Ltd.	40,441	$1,271
Austria (0.6%)
Telekom Austria AG	49,860	1,399
Brazil (1.1%)
Cia Vale do Rio Doce ^	34,820	1,044
Empresa Brasileira de Aeronautica SA ‡	30,210	1,311
Canada (2.3%)
Jean Coutu Group PJC, Inc. (The) Class A	81,500	925
Research In Motion, Ltd. ‡	42,500	3,990
Cayman Islands (0.7%)
ACE, Ltd.	27,630	1,612
Denmark (0.5%)
Vestas Wind Systems A/S ‡	12,100	1,170
Finland (0.9%)
Stora ENSO OYJ Class R	75,940	1,052
UPM-Kymmene OYJ	47,570	898
France (6.4%)
Accor SA	8,440	645
AXA SA	43,800	1,498
France Telecom SA	79,180	2,781
Michelin (C.G.D.E.) Class B	11,047	1,062
Sanofi-Aventis SA	24,089	1,956
Suez SA	23,850	1,429
Thomson	26,060	320
Thomson ‡	49,160	598
Total SA	33,902	2,457
Vivendi	31,490	1,264
Germany (6.6%)
Bayerische Motoren Werke AG	25,080	1,372
Celesio AG	23,460	1,376
Daimler AG ^	35,000	2,738
Deutsche Post AG	74,170	2,383
E.ON AG	29,740	1,851
Infineon Technologies AG ‡	137,450	1,389
Muenchener Rueckversicherungs AG	5,790	1,036
Siemens AG ^	17,210	2,209
Hong Kong (0.8%)
Cheung Kong Holdings, Ltd.	58,000	941
Hutchison Whampoa International, Ltd.	75,000	738
Israel (0.5%)
Check Point Software Technologies ‡	54,980	1,171
Italy (2.1%)
ENI SpA	23,565	1,521
Mediaset SpA	162,435	1,424
Unicredit SpA	206,413	1,523
Japan (5.0%)
Aiful Corp. ^	38,750	805
Fujifilm Holdings Corp.	20,300	788
Hitachi, Ltd.	78,000	584
Konica Minolta Holdings, Inc.	67,000	1,080
Mabuchi Motor Co., Ltd.	15,200	846
Mitsubishi UFJ Financial Group, Inc.	52,320	$517
NGK Spark Plug Co., Ltd.	38,000	664
Nintendo Co., Ltd.	2,900	1,467
Olympus Corp.	23,800	803
Promise Co., Ltd.	31,500	1,034
Sony Corp.	12,610	599
Takeda Pharmaceutical Co., Ltd.	13,100	800
Uss Co., Ltd.	14,220	832
Korea, Republic of (1.9%)
Kookmin Bank	9,750	648
Korea Electric Power Corp.	25,580	515
KT Corp.	38,705	1,028
Samsung Electronics Co., Ltd. -144A ^	6,130	1,931
Netherlands (2.1%)
ING Groep NV	11,170	364
ING Groep NV	38,940	1,263
Koninklijke Philips Electronics NV	39,730	1,548
Reed Elsevier NV ^	80,204	1,461
Netherlands Antilles (0.8%)
Schlumberger, Ltd.	24,000	1,811
Norway (1.1%)
Telenor ASA ‡	119,890	2,469
Portugal (0.4%)
Portugal Telecom SGPS SA	67,800	870
Singapore (1.6%)
DBS Group Holdings, Ltd.	5,010	251
DBS Group Holdings, Ltd.	105,600	1,317
Flextronics International, Ltd. ‡	58,610	686
Singapore Telecommunications, Ltd.	454,000	1,182
South Africa (0.7%)
Sasol, Ltd.	32,880	1,580
Spain (1.8%)
Banco Santander Central Hispano SA	66,304	1,162
Telefonica SA	92,885	2,704
Sweden (1.1%)
Nordea Bank AB	79,740	1,081
Securitas AB Class B	41,770	509
Svenska Cellulosa AB Class B	56,610	905
Switzerland (2.8%)
Lonza Group AG	10,990	1,406
Nestle SA	14,810	1,623
Novartis AG	27,010	1,367
Swiss Reinsurance	10,660	798
UBS AG	18,720	775
UBS AG ^	5,450	225
Taiwan (0.6%)
Chunghwa Telecom Co., Ltd.	44,088	927
Lite-On Technology Corp. New	22,420	328
Turkey (0.6%)
Turkcell Iletisim Hizmet As	56,240	1,278
United Kingdom (11.8%)
Aviva PLC	110,580	1,387
BAE Systems PLC	257,280	2,396

	Shares	Value
United Kingdom (continued)
BP PLC	34,100	$2,174
British Sky Broadcasting Group PLC	94,910	1,043
Cadbury Schweppes PLC	71,280	789
Compass Group PLC	333,240	2,113
GlaxoSmithKline PLC	70,599	1,673
Group 4 Securicor PLC	413,550	1,818
HSBC Holdings PLC	7,650	575
HSBC Holdings PLC	46,099	691
Kingfisher PLC	62,900	362
Kingfisher PLC	146,210	427
Pearson PLC	70,490	975
Rentokil Initial PLC	314,430	679
Rolls-Royce Group PLC ‡	141,270	1,333
Royal Bank of Scotland Group PLC	177,930	1,371
Royal Dutch Shell PLC Class B	58,490	2,032
Unilever PLC	41,067	1,353
Vodafone Group PLC	734,822	2,570
United States (43.1%)
Allergan, Inc.	56,000	3,763
American Express Co.	61,800	3,048
American International Group, Inc.	55,000	3,034
Ameriprise Financial, Inc.	56,000	3,097
Apple, Inc. ‡	31,500	4,264
AT&T, Inc.	63,000	2,425
Boeing Co.	24,900	2,071
Caterpillar, Inc.	39,000	2,775
CME Group, Inc. Class A	9,000	5,570
Ecolab, Inc.	25,000	1,206
Electronic Arts, Inc. ‡	65,000	3,079
Expeditors International Washington, Inc. ^	73,500	3,476
General Electric Co.	96,000	3,399
Gilead Sciences, Inc. ‡	75,000	3,427
Google, Inc. Class A ‡	8,000	4,514
Jacobs Engineering Group, Inc. ‡	60,000	4,586
Johnson Controls, Inc.	99,800	3,530
McGraw-Hill Cos., Inc. (The)	77,000	3,293
MGM Mirage, Inc. ‡^	33,000	2,416
Microsoft Corp.	72,000	2,347
Nordstrom, Inc.	62,000	2,412
PACCAR, Inc.	62,000	2,909
Praxair, Inc.	56,500	4,571
Qualcomm, Inc.	60,000	2,545
Raytheon Co.	46,000	2,996
Sigma-Aldrich Corp.	22,000	1,093
State Street Corp.	46,000	3,778
T. Rowe Price Group, Inc.	46,500	2,352
Tyco Electronics, Ltd.	100,000	3,381
Varian Medical Systems, Inc. ‡	50,000	2,600
Total Common Stocks (cost $182,014)		214,903

Total Securities Lending Collateral (cost $12,940) (1)		12,940

Total Investment Securities (cost $194,954) #		$227,843

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Diversified Telecommunication Services	6.9%	$15,785
Commercial Banks	4.6%	10,409
Aerospace & Defense	4.4%	10,108
Capital Markets	4.4%	10,002
Oil, Gas & Consumable Fuels	4.3%	9,764
Pharmaceuticals	4.2%	9,559
Media	4.1%	9,459
Insurance	4.1%	9,365
Software	3.5%	8,064
Industrial Conglomerates	3.5%	7,895
Diversified Financial Services	3.3%	7,422
Chemicals	3.0%	6,870
Communications Equipment	2.9%	6,535
Electronic Equipment & Instruments	2.8%	6,285
Air Freight & Logistics	2.6%	5,859
Machinery	2.5%	5,684
Auto Components	2.3%	5,256
Hotels, Restaurants & Leisure	2.3%	5,174
Consumer Finance	2.1%	4,887
Computers & Peripherals	2.0%	4,591
Construction & Engineering	2.0%	4,586
Internet Software & Services	2.0%	4,514
Automobiles	1.8%	4,110
Wireless Telecommunication Services	1.7%	3,848
Food Products	1.6%	3,765
Biotechnology	1.5%	3,427
Health Care Equipment & Supplies	1.5%	3,402
Semiconductors & Semiconductor Equipment	1.5%	3,319
Commercial Services & Supplies	1.3%	3,006
Paper & Forest Products	1.3%	2,854
Multiline Retail	1.1%	2,412
Electric Utilities	1.0%	2,366
Energy Equipment & Services	0.8%	1,811
Specialty Retail	0.7%	1,621
Household Durables	0.7%	1,517
Multi-Utilities	0.6%	1,429
Life Sciences Tools & Services	0.6%	1,406
Health Care Providers & Services	0.6%	1,376
Electrical Equipment	0.5%	1,170
Office Electronics	0.5%	1,080
Metals & Mining	0.5%	1,044
Real Estate Management & Development	0.4%	941
Food & Staples Retailing	0.4%	926
Investment Securities, at value	94.4%	214,903
Short-Term Investments	5.6%	12,940
Total Investments	100.0%	$227,843

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $12,508.
‡	Non-income producing.
(21)

Cash collateral for the Repurchase Agreements, valued at $2,538, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $196,627. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $39,502 and $8,286, respectively. Net unrealized appreciation for tax purposes is $31,216.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities aggregated $1,931 or 0.88% of net assets of the Fund.

TA IDEX Third Avenue Value

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.8%)
Canada (0.8%)
Timberwest Forest CRP	346,700	$4,340
Total Convertible Preferred Stocks (cost $5,310)		4,340

COMMON STOCKS (90.6%)
Bermuda (3.9%)
Arch Capital Group, Ltd. ‡	142,161	10,016
Brookfield Infrastructure Partners, LP ‡	53,235	1,118
Montpelier RE Holdings, Ltd. ^	316,461	5,424
Nabors Industries, Ltd. ‡	196,865	5,359
Canada (13.5%)
Brookfield Asset Management, Inc. Class A ^	665,436	21,474
Canfor Corp. ‡	1,087,723	10,605
Canfor Pulp Income Fund	148,410	1,534
E-L Financial Corp., Ltd.	5,786	3,099
EnCana Corp. ^	337,000	22,313
Power Corp. of Canada ^	452,564	15,980
Hong Kong (11.6%)
Cheung Kong Holdings, Ltd.	1,139,153	18,473
Chong Hing Bank, Ltd.	1,391,190	3,029
Hang Lung Group, Ltd.	383,692	1,781
Hang Lung Properties, Ltd.	1,703,749	6,746
Henderson Land Development Co., Ltd.	1,665,538	14,387
Hutchison Whampoa International, Ltd.	1,391,888	13,705
Wharf Holdings, Ltd.	1,237,141	6,665
Japan (11.4%)
AIOI Insurance Co., Ltd.	424,627	2,073
Daiichi Sankyo Co., Ltd.	235,386	7,066
Millea Holdings, Inc.	410,080	15,628
Mitsui Fudosan Co., Ltd.	482,462	11,194
Mitsui Sumitomo Insurance Co., Ltd.	422,173	4,376
Sapporo Breweries	1,018,000	8,186
Toyota Industries Corp.	384,807	15,020
Korea, Republic of (4.2%)
POSCO ^	174,261	23,623
Norway (0.5%)
Bw Gas ASA	305,194	3,017
Sweden (1.3%)
Investor AB Class A	357,146	6,936
United States (44.2%)
Alamo Group, Inc.	218,757	4,152
Alexander & Baldwin, Inc. ^	73,770	3,367
Alliance Data Systems Corp. ‡^	116,600	5,896
AMBAC Financial Group, Inc.	139,945	1,640
Applied Materials, Inc.	163,961	2,938
AVX Corp. ^	876,145	11,416
Bank of New York Mellon Corp.	680,052	31,711
BEL Fuse, Inc. Class A ^	64,252	2,016
BEL Fuse, Inc. Class B	22,539	610
Borland Software Corp. ‡^	728,128	1,820
Brookline Bancorp, Inc.	360,858	3,771
Capital Southwest Corp. ^	22,256	2,612
Cimarex Energy Co.	441,128	18,002
CIT Group, Inc.	164,517	4,600
Cross Country Healthcare, Inc. ‡	286,206	$3,615
Electro Scientific Industries, Inc. ‡	190,136	3,126
Forest City Enterprises, Inc. Class A	309,347	12,327
Handleman Co. ‡	777,780	1,089
IDT Corp. Class B ^	235,786	1,636
Intel Corp.	395,961	8,394
Jakks Pacific, Inc. ‡	130,923	3,085
Leapfrog Enterprises, Inc. Class A ‡^	631,689	4,112
Legg Mason, Inc.	207,952	14,973
Lexmark International, Inc. Class A ‡	66,205	2,397
Liberty Media Corp. - Capital Series A, Class A ‡	25,096	2,701
Liberty Media Corp. - Interactive Class A ‡	125,481	1,996
MBIA, Inc.	376,072	5,829
MDC Holdings, Inc. ^	138,363	6,402
MGIC Investment Corp.	195,000	3,608
NewAlliance Bancshares, Inc. ^	187,535	2,307
Pfizer, Inc.	479,423	11,214
Phoenix Cos., Inc. (The)	206,209	2,233
ProLogis REIT ^	73,930	4,388
Radian Group, Inc.	360,585	3,296
St Joe Co. (The) ^	267,829	10,397
St. Mary Land & Exploration Co.	124,198	4,376
Superior Industries International, Inc. ^	512,876	9,345
Sycamore Networks, Inc. ‡	1,583,183	5,351
Tejon Ranch Co. ‡^	76,574	2,896
Tellabs, Inc. ‡	841,479	5,739
USG Corp. ‡^	243,911	8,927
Westwood Holdings Group, Inc.	161,753	5,545
Total Common Stocks (cost $571,374)		504,682

Total Securities Lending Collateral (cost $101,857) (1)		101,857

Total Investment Securities (cost $678,541) #		$610,879

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Real Estate Management & Development	17.4%	$106,340
Insurance	10.8%	66,300
Oil, Gas & Consumable Fuels	7.8%	47,708
Commercial Banks	5.7%	34,740
Auto Components	4.0%	24,365
Metals & Mining	3.9%	23,623
Capital Markets	3.8%	23,129
Pharmaceuticals	3.0%	18,280
Paper & Forest Products	2.7%	16,479
Electronic Equipment & Instruments	2.4%	14,542
Communications Equipment	2.2%	13,716
Industrial Conglomerates	2.2%	13,705
Thrifts & Mortgage Finance	2.1%	12,981
Diversified Financial Services	1.9%	11,536
Semiconductors & Semiconductor Equipment	1.9%	11,333
Building Products	1.5%	8,927
Beverages	1.3%	8,185
Leisure Equipment & Products	1.2%	7,197
Household Durables	1.0%	6,402
IT Services	1.0%	5,896
Energy Equipment & Services	0.9%	5,359
Real Estate Investment Trusts	0.7%	4,388
Machinery	0.7%	4,152
Health Care Providers & Services	0.6%	3,615
Marine	0.5%	3,367
Media	0.4%	2,701
Computers & Peripherals	0.4%	2,397
Internet & Catalog Retail	0.3%	1,996
Software	0.3%	1,820
Diversified Telecommunication Services	0.3%	1,636
Electric Utilities	0.2%	1,118
Trading Companies & Distributors	0.2%	1,089
Investment Securities, at value	83.3%	509,022
Short-Term Investments	16.7%	101,857
Total Investments	100.0%	$610,879

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $97,642.
‡	Non-income producing.
(1)

Cash collateral for the Repurchase Agreements, valued at $19,978, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $684,587. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $22,290 and $95,998, respectively. Net unrealized depreciation for tax purposes is $73,708.

DEFINITIONS:

REIT	Real Estate Investment Trust

TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (4.3%)
U.S. Treasury Bond
4.50%, due 02/15/2036 ^	$640	$654
4.75%, due 02/15/2037 ^	1,855	1,976
5.00%, due 05/15/2037 ^	1,080	1,196
8.00%, due 11/15/2021	750	1,053
U.S. Treasury Note
3.63%, due 12/31/2012	395	410
4.25%, due 08/15/2014	1,615	1,719
Total U.S. Government Obligations (cost $6,770)		7,008

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.8%)
Fannie Mae
5.00%, due 04/25/2034	700	698
Freddie Mac
4.25%, due 10/15/2026	980	982
5.00%, due 10/15/2030	1,700	1,739
5.35%, due 11/14/2011	1,070	1,090
Total U.S. Government Agency Obligations (cost $4,390)		4,509

MORTGAGE-BACKED SECURITIES (3.2%)
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	1,060	1,030
Crown Castle Towers LLC
Series 2006-1A, Class AFX-144A
5.24%, due 11/15/2036	989	994
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	1,140	1,119
SBA CMBS Trust
Series 2006-1A, Class A-144A
5.31%, due 11/15/2036	880	890
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, due 10/15/2048	1,114	1,111
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class H-144A
5.93%, due 06/15/2049	245	138

Total Mortgage-Backed Securities (cost $5,413)		5,282

ASSET-BACKED SECURITIES (0.4%)
USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, due 02/15/2012	$605	$617
Total Asset-Backed Securities (cost $605)		617

CORPORATE DEBT SECURITIES (20.6%)
Aerospace & Defense (0.9%)
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	386	370
Honeywell International
5.63%, due 08/01/2012	405	428
Honeywell International, Inc.
6.13%, due 11/01/2011	660	706
Airlines (0.4%)
Delta Air Lines, Inc.
7.57%, due 11/18/2010	270	270
United Airlines, Inc.
6.64%, due 07/02/2022	335	318
Beverages (0.3%)
Diageo Capital PLC
5.75%, due 10/23/2017	458	470
Capital Markets (0.3%)
Ameriprise Financial, Inc.
7.52%, due 06/01/2066 (1)	260	256
JP Morgan Chase Capital XVIII
6.95%, due 08/17/2036	290	279
Chemicals (1.3%)
ICI Wilmington, Inc.
4.38%, due 12/01/2008	791	796
Lubrizol Corp.
4.63%, due 10/01/2009	1,350	1,365
Commercial Banks (1.0%)
Barclays PLC
6.28%, due 12/15/2034 ^ Ž, (1)	290	258
HBOS PLC -144A
6.66%, due 05/21/2037 Ž, (1)	285	232
ICICI Bank, Ltd. -144A
6.63%, due 10/03/2012	353	337
Rabobank Capital Funding II -144A
5.26%, due 12/31/2013 Ž	215	204
Sumitomo Mitsui Banking Corp. -144A
5.63%, due 10/15/2015 Ž, (1)	240	227
Wachovia Capital Trust III
5.80%, due 03/15/2011 Ž, (1)	260	205
ZFS Finance USA Trust II -144A
6.45%, due 12/15/2065 (1)	260	240
Computers & Peripherals (0.5%)
Hewlett-Packard Co.
3.63%, due 03/15/2008	765	765

	Principal	Value
Construction Materials (0.2%)
Lafarge SA
7.13%, due 07/15/2036	$385	$364
Consumer Finance (1.2%)
Capital One Bank
5.75%, due 09/15/2010	380	375
Discover Financial Services -144A
6.23%, due 06/11/2010 *	635	586
John Deere Capital Corp.
4.40%, due 07/15/2009	1,000	1,014
Diversified Financial Services (1.7%)
Bank of America Corp.
5.75%, due 12/01/2017	390	401
Glencore Funding LLC -144A
6.00%, due 04/15/2014	292	290
ILFC E-Capital Trust II -144A
6.25%, due 12/21/2065 (1)	410	394
Mizuho Preferred Capital Co. LLC -144A
8.79%, due 12/29/2049 Ž	1,100	1,114
Pemex Finance, Ltd.
9.03%, due 02/15/2011	553	584
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
4.13%, due 09/15/2009	304	305
Electric Utilities (0.2%)
FPL Group Capital, Inc.
5.55%, due 02/16/2008	3	3
Southern California Edison Co.
5.95%, due 02/01/2038	240	240
Energy Equipment & Services (0.2%)
Transocean, Inc.
6.80%, due 03/15/2038	290	302
Food & Staples Retailing (0.6%)
Costco Wholesale Corp.
5.50%, due 03/15/2017	494	511
Wal-Mart Stores, Inc.
6.50%, due 08/15/2037	500	524
Food Products (1.0%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	250	225
Bunge, Ltd. Finance Corp.
4.38%, due 12/15/2008	930	935
Cargill, Inc. -144A
5.60%, due 09/15/2012	225	231
Michael Foods, Inc.
8.00%, due 11/15/2013	320	315
Gas Utilities (1.6%)
Oneok, Inc.
5.51%, due 02/16/2008	1,730	1,730
Southern Union Co.
6.15%, due 08/16/2008	926	932
Hotels, Restaurants & Leisure (1.0%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	$300	$269
McDonald’s Corp.
5.80%, due 10/15/2017	425	449
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	815	863
Household Products (0.2%)
Kimberly-Clark
6.63%, due 08/01/2037	250	273
Industrial Conglomerates (0.6%)
Hutchison Whampoa International, Ltd. -144A
5.45%, due 11/24/2010	950	977
Insurance (0.2%)
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž, (1)	325	328
Machinery (0.3%)
Tyco Electronics Group SA -144A
6.55%, due 10/01/2017	392	412
Media (1.1%)
Comcast Corp.
7.05%, due 03/15/2033	325	338
Historic Tw, Inc.
9.13%, due 01/15/2013	485	555
McGraw-Hill Cos., Inc.
5.38%, due 11/15/2012	425	433
News America Holdings, Inc.
7.75%, due 12/01/2045	392	423
Multiline Retail (0.3%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	200	200
Target Corp.
7.00%, due 01/15/2038	242	253
Oil, Gas & Consumable Fuels (1.5%)
Husky Oil, Ltd.
8.90%, due 08/15/2028 (1)	570	578
Petrobras International Finance Co.
5.88%, due 03/01/2018	410	411
PetroHawk Energy Corp.
9.13%, due 07/15/2013	360	372
Teppco Partners, LP
7.00%, due 06/01/2067 (1)	300	267
Valero Logistics Operations, LP
6.88%, due 07/15/2012	710	778
Real Estate Investment Trusts (2.0%)
BRE Properties, Inc.
5.75%, due 09/01/2009	1,115	1,129
iStar Financial, Inc.
4.88%, due 01/15/2009	875	857
PPF Funding, Inc. -144A
5.35%, due 04/15/2012	781	796

	Principal	Value
Real Estate Investment Trusts (continued)
Westfield Group -144A
5.40%, due 10/01/2012	$520	$525
Real Estate Management & Development (0.9%)
Duke Realty, LP
5.63%, due 08/15/2011	570	574
ERP Operating, LP
5.38%, due 08/01/2016	350	318
Post Apartment Homes, LP
6.30%, due 06/01/2013	569	603
Road & Rail (0.4%)
Erac USA Finance Co. -144A
6.38%, due 10/15/2017	335	329
Union Pacific Corp.
5.70%, due 08/15/2018	350	349
Specialty Retail (0.3%)
Lowe’s Companies, Inc.
6.65%, due 09/15/2037	200	201
Petro Stopping Centers, LP / Petro
9.00%, due 02/15/2012	250	259
Wireless Telecommunication Services (0.2%)
Nextel Communications, Inc.
7.38%, due 08/01/2015	360	329

Total Corporate Debt Securities (cost $33,627)		33,549

	Shares	Value
COMMON STOCKS (62.3%)
Aerospace & Defense (1.0%)
Boeing Co.	20,000	1,664
Air Freight & Logistics (2.3%)
Expeditors International Washington, Inc. ^	80,000	3,783
Auto Components (3.5%)
BorgWarner, Inc.	44,000	2,227
Johnson Controls, Inc.	96,000	3,395
Automobiles (1.3%)
Daimler AG ^	27,000	2,112
Biotechnology (1.3%)
Gilead Sciences, Inc. ‡	46,000	2,102
Capital Markets (3.7%)
Ameriprise Financial, Inc.	57,600	3,186
Charles Schwab Corp. (The)	42,000	937
T. Rowe Price Group, Inc.	36,000	1,821
Communications Equipment (3.5%)
Qualcomm, Inc.	90,000	3,818
Research In Motion, Ltd. ‡	20,000	1,877
Computers & Peripherals (3.2%)
Apple, Inc. ‡	38,000	5,144
Construction & Engineering (5.6%)
Jacobs Engineering Group, Inc. ‡	120,000	9,173
Consumer Finance (1.9%)
American Express Co.	64,000	3,156
Diversified Financial Services (3.4%)
CME Group, Inc. Class A	9,000	$5,570
Diversified Telecommunication Services (1.2%)
Verizon Communications, Inc.	50,000	1,942
Electronic Equipment & Instruments (1.5%)
Tyco Electronics, Ltd.	73,000	2,468
Energy Equipment & Services (0.8%)
Schlumberger, Ltd.	18,000	1,358
Health Care Equipment & Supplies (1.3%)
Varian Medical Systems, Inc. ‡	40,000	2,080
Hotels, Restaurants & Leisure (2.1%)
Marriott International, Inc. Class A	45,000	1,618
MGM Mirage, Inc. ‡^	25,000	1,831
Industrial Conglomerates (1.8%)
General Electric Co.	80,000	2,833
Insurance (1.5%)
American International Group, Inc.	45,000	2,482
Internet Software & Services (2.4%)
Google, Inc. Class A ‡	7,000	3,950
Machinery (7.6%)
Caterpillar, Inc.	50,000	3,557
Kennametal, Inc.	128,600	3,939
PACCAR, Inc.	105,000	4,927
Media (2.1%)
McGraw-Hill Cos., Inc. (The)	80,000	3,421
Multiline Retail (1.3%)
Nordstrom, Inc. ^	55,000	2,140
Pharmaceuticals (1.9%)
Allergan, Inc.	45,000	3,024
Semiconductors & Semiconductor Equipment (1.5%)
Intel Corp.	111,000	2,353
Software (2.7%)
Microsoft Corp.	105,000	3,423
Salesforce.Com, Inc. ‡	19,000	993
Trading Companies & Distributors (1.9%)
WW Grainger, Inc.	38,500	3,063
Total Common Stocks (cost $79,203)		101,367

Total Securities Lending Collateral (cost $12,466) (2)		12,466

Total Investment Securities (cost $142,474) #		$164,798

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $12,045.
*	Floating or variable rate note. Rate is listed as of January 31, 2008.
‡	Non-income producing.
(1)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of January 31, 2008.
(2)

Cash collateral for the Repurchase Agreements, valued at $2,445, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $142,737. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $25,710 and $3,649, respectively. Net unrealized appreciation for tax purposes is $22,061.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities aggregated $9,244 or 5.68% of net assets of the Fund.

TA IDEX Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (10.1%)
Aerospace & Defense (3.0%)
Lockheed Martin Corp. *	3,100,000	$4,635
Automobiles (1.0%)
General Motors Corp.	72,500	1,523
Capital Markets (1.5%)
Credit Suisse First Boston USA, Inc.	36,010	2,253
Chemicals (1.5%)
Celanese Corp. Ž	49,700	2,398
Insurance (1.8%)
MetLife, Inc.	94,770	2,760
Oil, Gas & Consumable Fuels (0.8%)
Dune Energy, Inc. -144A ‡, Ž	1,477	1,256
Pharmaceuticals (0.5%)
Schering-Plough Corp.	4,150	796

Total Convertible Preferred Stocks (cost $14,180)		15,621

PREFERRED STOCKS (3.1%)
Capital Markets (3.1%)
Lehman Brothers Holdings, Inc. ‡	130,000	4,824
Total Preferred Stocks (cost $4,533)		4,824

	Principal	Value
CONVERTIBLE BONDS (74.4%)
Aerospace & Defense (3.0%)
Alliant Techsystems, Inc.
2.75%, due 02/15/2024	$3,305	$4,602
Automobiles (1.6%)
Ford Motor Co.
4.25%, due 12/15/2036	2,500	2,497
Beverages (1.9%)
Molson Coors Brewing Co.
2.50%, due 07/30/2013	2,600	2,954
Biotechnology (2.9%)
Gilead Sciences, Inc.
0.63%, due 05/01/2013	3,350	4,518
Capital Markets (9.1%)
BlackRock, Inc.
2.63%, due 02/15/2035	2,250	4,950
Eksportfinans
0.25%, due 07/30/2014	4,488	4,209
Goldman Sachs Group, Inc. (The) -144A
0.25%, due 01/25/2017 §	3,550	4,810
Commercial Banks (6.8%)
Credit Suisse/New York NY
0.25%, due 04/21/2014	2,800	2,929
Deutsche Bank AG/London -144A
0.25%, due 04/11/2013 §	1,700	2,227
Wachovia Bank NA -144A
0.25%, due 01/30/2014 §	2,880	5,351
Commercial Services & Supplies (1.5%)
Covanta Holding Corp.
1.00%, due 02/01/2027	$2,125	$2,266
Computers & Peripherals (3.6%)
EMC CORP
1.75%, due 12/01/2013	4,417	5,588
Diversified Financial Services (5.4%)
Allegro Investment Corp. SA -144A
0.25%, due 06/06/2017	3,108	3,622
WMT Debt Exchangeable Trust -144A
0.25%, due 05/02/2013 §	317	4,732
Electrical Equipment (1.9%)
Sunpower Corp.
1.25%, due 02/15/2027	2,125	2,941
Electronic Equipment & Instruments (1.7%)
Itron, Inc.
2.50%, due 08/01/2026	1,800	2,612
Energy Equipment & Services (5.9%)
Core Laboratories, LP
0.25%, due 10/31/2011	2,444	3,232
Schlumberger, Ltd.
2.13%, due 06/01/2023	1,270	2,439
Transocean, Inc.
1.50%, due 12/15/2037	3,180	3,343
Food & Staples Retailing (0.7%)
Costco Wholesale Corp.
Zero Coupon, due 08/19/2017	720	1,111
Health Care Equipment & Supplies (5.5%)
Hologic, Inc.
2.00%, due 12/15/2037	6,005	6,395
Inverness Medical Innovations, Inc.
3.00%, due 05/15/2016	1,700	2,023
Hotels, Restaurants & Leisure (0.7%)
Scientific Games Corp.
0.75 due 12/01/2024 ^ 2	1,120	1,131
Machinery (2.2%)
Trinity Industries, Inc.
3.88%, due 06/01/2036	3,807	3,364
Media (2.6%)
Lamar Advertising Co. Class B
2.88%, due 12/31/2010	3,608	3,982
Oil, Gas & Consumable Fuels (1.8%)
Chesapeake Energy Corp.
2.50%, due 05/15/2037	2,510	2,720
Pharmaceuticals (2.6%)
Allergan, Inc./U.S.
1.50%, due 04/01/2026	3,347	4,054
Road & Rail (2.2%)
CSX Corp.
Zero Coupon, due 10/30/2021	2,000	3,440
Software (4.7%)
Informatica Corp.
3.00%, due 03/15/2026	3,435	4,041

	Principal	Value
Software (continued)
Macrovision Corp.
2.63%, due 08/15/2011	$3,500	$3,211
Specialty Retail (2.3%)
Penske Auto Group, Inc.
3.50%, due 04/01/2026	3,515	3,502
Textiles, Apparel & Luxury Goods (1.9%)
Iconix Brand Group, Inc. -144A
1.88%, due 06/30/2012	2,990	2,964
Wireless Telecommunication Services (1.9%)
NII Holdings, Inc.
2.75%, due 08/15/2025	823	956
3.13%, due 06/15/2012 -144A	2,304	1,978
Total Convertible Bonds (cost $103,108)		114,694

Total Securities Lending Collateral (cost $1,131) (1)		1,131

Total Investment Securities (cost $122,952) #		$136,270

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $1,106.
*	Floating or variable rate note. Rate is listed as of January 31, 2008.
§	Illiquid. At January 31, 2008, these securities aggregated $17,120, or 11.10%, of total investment securities of the Fund.
‡	Non-income producing.
1

Cash collateral for the Repurchase Agreements, valued at $222, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

2	Step Bond. Interest rate may increase or decrease as the credit rating changes.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $123,016. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $17,420 and $4,166, respectively.  Net unrealized appreciation for tax purposes is $13,254.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities aggregated $26,940 or 17.46% of net assets of the Fund.

TA IDEX Transamerica Equity

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.8%)
Aerospace & Defense (5.0%)
Boeing Co.	430,200	$35,784
Raytheon Co. ^	720,000	46,901
Air Freight & Logistics (2.7%)
Expeditors International Washington, Inc.	927,000	43,838
Auto Components (3.3%)
Johnson Controls, Inc.	1,515,200	53,593
Automobiles (2.6%)
Daimler AG ^	540,000	42,244
Biotechnology (3.1%)
Gilead Sciences, Inc. ‡	1,100,000	50,259
Capital Markets (6.2%)
Ameriprise Financial, Inc.	800,000	44,248
State Street Corp.	705,000	57,895
Chemicals (7.0%)
Ecolab, Inc.	360,000	17,370
Praxair, Inc.	1,000,000	80,910
Sigma-Aldrich Corp.	340,000	16,884
Communications Equipment (6.6%)
Qualcomm, Inc.	920,000	39,026
Research In Motion, Ltd. ‡	735,000	69,002
Computers & Peripherals (4.9%)
Apple, Inc. ‡	590,000	79,862
Construction & Engineering (4.6%)
Jacobs Engineering Group, Inc. ‡	991,700	75,806
Consumer Finance (2.9%)
American Express Co.	950,000	46,854
Diversified Financial Services (5.6%)
CME Group, Inc. Class A	148,000	91,597
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	980,000	37,720
Electronic Equipment & Instruments (3.0%)
Tyco Electronics, Ltd.	1,475,000	49,870
Energy Equipment & Services (1.7%)
Schlumberger, Ltd. ^	370,000	27,920
Health Care Equipment & Supplies (2.4%)
Varian Medical Systems, Inc. ‡	745,000	38,733
Hotels, Restaurants & Leisure (2.3%)
MGM Mirage, Inc. ‡^	510,000	37,342
Industrial Conglomerates (3.2%)
General Electric Co.	1,500,000	53,115
Insurance (2.6%)
American International Group, Inc.	770,000	42,473
Internet Software & Services (4.0%)
Google, Inc. Class A ‡	116,000	$65,459
Machinery (5.6%)
Caterpillar, Inc.	650,000	46,241
PACCAR, Inc.	965,000	45,278
Media (3.1%)
McGraw-Hill Cos., Inc. (The)	1,210,000	51,740
Multiline Retail (2.3%)
Nordstrom, Inc.	965,000	37,538
Pharmaceuticals (3.5%)
Allergan, Inc.	850,000	57,111
Software (5.3%)
Electronic Arts, Inc. ‡^	1,000,000	47,370
Microsoft Corp.	1,200,000	39,120
Total Common Stocks (cost $1,329,834)		1,569,103

Total Securities Lending Collateral (cost $73,483) (1)		73,483

Total Investment Securities (cost $1,403,317) #		$1,642,586

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $71,516.
‡	Non-income producing.
(1)

Cash collateral for the Repurchase Agreements, valued at $14,413, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $1,406,393. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $326,253 and $90,060, respectively. Net unrealized appreciation for tax purposes is $236,193.

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (10.3%)
U.S. Treasury Note
3.63%, due 12/31/2012 ^	$1,255	$1,302
3.88%, due 10/31/2012	718	752
4.13%, due 08/31/2012 ^	11,700	12,377
4.25%, due 11/15/2013 ^	3,575	3,816
4.50%, due 05/15/2010 ^	8,900	9,364
4.75%, due 08/15/2017 ^	3,542	3,856
4.88%, due 06/30/2012 ^	9,740	10,599
Total U.S. Government Obligations (cost $39,851)		42,066

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.1%)
Freddie Mac
5.50%, due 01/15/2029	4,500	4,606
Total U.S. Government Agency Obligations (cost $4,423)		4,606

MORTGAGE-BACKED SECURITIES (4.0%)
American Tower Trust
Series 2007-1A, Class C-144A
5.62%, due 04/15/2037	3,590	3,397
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2007-CD4, Class J-144A
5.69%, due 12/11/2049	4,750	2,567
SBA CMBS Trust
Series 2006-1A, Class D-144A
5.85%, due 11/15/2036	3,254	3,162
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class H-144A
5.97%, due 10/15/2048	3,760	2,801
Crown Castle Towers LLC -144A
5.47%, due 11/15/2036	3,300	3,233
SBA CMBS Trust -144A
6.17%, due 11/15/2036	1,460	1,366
Total Mortgage-Backed Securities (cost $19,329)		16,526

CORPORATE DEBT SECURITIES (79.0%)
Aerospace & Defense (2.3%)
Boeing Co. (The)
8.75%, due 08/15/2021	2,500	3,317
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	2,975	2,852
Honeywell International
5.63%, due 08/01/2012	3,180	3,362
Air Freight & Logistics (0.9%)
FedEx Corp.
9.65%, due 06/15/2012	3,200	3,802
Airlines (2.8%)
Continental Airlines, Inc. Class A
5.98%, due 04/19/2022	$2,000	$1,827
6.90%, due 04/19/2022	3,000	2,715
Delta Air Lines, Inc. -144A
6.82%, due 08/10/2022	3,000	2,900
United Airlines, Inc.
6.64%, due 07/02/2022	4,204	3,993
Automobiles (0.0%)
General Motors Corp.
7.13%, due 07/15/2013 ^	225	192
Beverages (0.9%)
Brown-Forman Corp.
5.20%, due 04/01/2012	3,600	3,769
Building Products (1.0%)
CRH America, Inc.
5.30%, due 10/15/2013	3,140	3,055
Goodman Global Holdings, Inc.
7.88%, due 12/15/2012	1,025	1,109
Capital Markets (2.1%)
Ameriprise Financial, Inc.
7.52%, due 06/01/2066 1	3,100	3,049
JP Morgan Chase Capital XVIII
6.95%, due 08/17/2036	1,625	1,566
Lazard Group
7.13%, due 05/15/2015	3,000	3,038
Nuveen Investments, Inc.
5.00%, due 09/15/2010	1,195	1,076
Chemicals (2.3%)
Cytec Industries, Inc.
6.75%, due 03/15/2008	2,700	2,709
Lubrizol Corp.
4.63%, due 10/01/2009	2,000	2,023
Mosaic Co. (The) -144A
7.63%, due 12/01/2016 ^	1,500	1,620
Nalco Co.
7.75%, due 11/15/2011	3,000	3,000
Commercial Banks (7.4%)
HBOS PLC -144A
6.66%, due 05/21/2037 Ž, 1	173	141
HSBC Capital Funding, LP/Jersey Channel Islands -144A
9.55%, due 06/30/2010 Ž	1,500	1,642
ICICI Bank, Ltd. -144A
6.63%, due 10/03/2012	4,257	4,063
Lloyds TSB Group PLC -144A
6.27%, due 11/14/2016 Ž	2,422	2,142
M&i Marshall & Ilsley Bank
5.39%, due 12/04/2012 *	4,860	4,694
PNC Preferred Funding Trust I -144A
6.52%, due 03/15/2012 Ž	4,000	3,680
Rabobank Capital Funding II -144A
5.26%, due 12/31/2013 Ž	3,800	3,605

	Principal	Value
Commercial Banks (continued)
Shinsei Finance Cayman, Ltd. -144A
6.42%, due 07/20/2016 Ž, 1	$2,300	$1,943
VTB Capital SA for Vneshtorgbank -144A
5.49%, due 08/01/2008 *	3,500	3,482
Wachovia Capital Trust III
5.80%, due 03/15/2011 Ž, 1	2,494	1,970
ZFS Finance USA Trust I -144A
6.15%, due 12/15/2065	2,000	1,891
ZFS Finance USA Trust II -144A
6.45%, due 12/15/2065 1	1,000	922
Commercial Services & Supplies (0.5%)
FTI Consulting, Inc.
7.75%, due 10/01/2016	1,900	1,967
Construction Materials (0.6%)
Lafarge SA
7.13%, due 07/15/2036	2,600	2,456
Consumer Finance (0.2%)
Cardtronics, Inc.
9.25%, due 08/15/2013	835	785
Containers & Packaging (0.1%)
Graham Packaging Co., Inc.
9.88%, due 10/15/2014	315	266
Diversified Financial Services (5.4%)
Galaxy Entertainment Finance Co., Ltd. -144A
9.88%, due 12/15/2012	1,400	1,435
Glencore Funding LLC -144A
6.00%, due 04/15/2014	3,950	3,920
ILFC E-Capital Trust II -144A
6.25%, due 12/21/2065 1	3,200	3,077
Mangrove Bay Pass-Through Trust -144A
6.10%, due 07/15/2033	2,845	2,461
Mizuho JGB Investment LLC -144A
9.87%, due 06/30/2008 Ž, 1	3,200	3,240
MUFG Capital Finance 1, Ltd.
6.35%, due 07/25/2016 Ž, 1	2,360	2,250
Pemex Finance, Ltd.
9.03%, due 02/15/2011	4,128	4,365
SB Treasury Co. LLC -144A
9.40%, due 12/29/2049 Ž	1,470	1,499
Diversified Telecommunication Services (0.7%)
Verizon Global Funding Corp.
7.75%, due 12/01/2030	2,455	2,865
Electric Utilities (2.9%)
DPL, Inc.
8.00%, due 03/31/2009	5,000	5,226
Sempra Energy
7.95%, due 03/01/2010	4,260	4,612
Southern California Edison Co.
5.95%, due 02/01/2038	1,918	1,917
Electrical Equipment (0.2%)
Belden, Inc.
7.00%, due 03/15/2017	$1,000	$958
Energy Equipment & Services (0.4%)
Ocean RIG Norway As -144A
8.38%, due 07/01/2013 ^	1,600	1,696
Food & Staples Retailing (0.5%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	2,000	1,950
Food Products (0.7%)
ConAgra Foods, Inc.
9.75%, due 03/01/2021	325	444
Michael Foods, Inc.
8.00%, due 11/15/2013	2,575	2,536
Gas Utilities (0.9%)
Intergas Finance BV -144A
6.38%, due 05/14/2017	740	655
Southern Union Co.
6.15%, due 08/16/2008	2,975	2,995
Health Care Equipment & Supplies (0.1%)
Bausch & Lomb, Inc. -144A
9.88%, due 11/01/2015	375	381
Hotels, Restaurants & Leisure (5.4%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	3,450	3,096
Las Vegas Sands Corp.
6.38%, due 02/15/2015	1,500	1,343
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	5,000	5,296
Starbucks Corp.
6.25%, due 08/15/2017	3,720	3,830
Starwood Hotels & Resorts Worldwide,
7.88%, due 05/01/2012	2,500	2,696
Station Casinos, Inc.
6.88%, due 03/01/2016	2,700	1,836
Wyndham Worldwide Corp.
6.00%, due 12/01/2016	4,270	4,076
Independent Power Producers & Energy Traders (2.0%)
AES Corp. (The)
8.00%, due 10/15/2017	2,125	2,167
AES Gener SA
7.50%, due 03/25/2014	2,000	2,122
Empresa Nacional de Electricidad SA/Chile Class B
8.50%, due 04/01/2009	3,600	3,753
Industrial Conglomerates (0.6%)
Susser Holdings LLC -144A
10.63%, due 12/15/2013	2,412	2,472
Insurance (2.2%)
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž, 1	4,750	4,797
Reinsurance Group of America, Inc.
6.75%, due 12/15/2065 1	2,730	2,506

	Principal	Value
Insurance (continued)
Travelers Cos., Inc. (The)
6.75%, due 06/20/2036	$1,557	$1,623
IT Services (1.5%)
ACE Cash Express, Inc. -144A
10.25%, due 10/01/2014	690	614
Aramark Corp.
8.50%, due 02/01/2015	2,250	2,239
Western Union Co. (The)
5.93%, due 10/01/2016	3,335	3,389
Machinery (2.0%)
Cummins, Inc.
5.65%, due 03/01/2098	2,000	1,615
Polypore, Inc.
8.75%, due 05/15/2012	1,550	1,457
Titan International, Inc.
8.00%, due 01/15/2012	1,200	1,125
Tyco Electronics Group SA -144A
6.55%, due 10/01/2017	4,000	4,208
Marine (0.2%)
US Shipping Partners, LP/US Shipping
13.00%, due 08/15/2014	925	889
Media (6.0%)
Clearn Channel Communications
8.00%, due 11/01/2008	2,995	3,025
Echostar DBS Corp.
7.13%, due 02/01/2016	425	425
Grupo Televisa SA
6.63%, due 03/18/2025	2,000	2,026
Historic Tw, Inc.
9.13%, due 01/15/2013	5,000	5,727
McGraw-Hill Cos., Inc.
5.38%, due 11/15/2012	3,295	3,357
News America Holdings, Inc.
7.75%, due 12/01/2045	3,400	3,667
Omnicom Group, Inc.
5.90%, due 04/15/2016	3,120	3,245
Time Warner, Inc.
7.63%, due 04/15/2031	3,000	3,241
Metals & Mining (2.1%)
Freeport-McMoRan Copper & Gold, Inc.
8.38%, due 04/01/2017	1,375	1,461
Pna Group, Inc.
10.75%, due 09/01/2016	2,025	1,823
Steel Dynamics, Inc. -144A
7.38%, due 11/01/2012	1,800	1,795
Vale Overseas, Ltd.
6.25%, due 01/23/2017	3,750	3,690
Multiline Retail (0.6%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	1,650	1,650
10.38%, due 10/15/2015 ^	1,000	995
Office Electronics (1.3%)
Xerox Corp
9.75%, due 01/15/2009	$5,000	$5,251
Oil, Gas & Consumable Fuels (8.2%)
Anadarko Petroleum Corp.
6.45%, due 09/15/2036	1,680	1,713
Apache Corp.
6.00%, due 01/15/2037	1,810	1,810
Burlington Resources, Inc.
9.88%, due 06/15/2010	1,435	1,633
Chesapeake Energy Corp.
6.38%, due 06/15/2015	1,000	970
Dune Energy, Inc.
10.50%, due 06/01/2012	500	428
Dynegy Holdings, Inc.
7.75%, due 06/01/2019	2,250	2,048
Enterprise Products Operating, LP
8.38%, due 08/01/2066 (1)	2,150	2,149
Gazprom International SA -144A
7.20%, due 02/01/2020	2,810	2,891
Kinder Morgan Energy Partners, LP
7.75%, due 03/15/2032	3,450	3,840
Markwest Energy Partners, LP /
8.50%, due 07/15/2016	700	703
Opti Canada, Inc. -144A
8.25%, due 12/15/2014	1,800	1,764
Petrobras International Finance Co.
5.88%, due 03/01/2018	3,900	3,908
PetroHawk Energy Corp.
9.13%, due 07/15/2013	1,300	1,342
Sabine Pass Lng, LP
7.50%, due 11/30/2016	1,000	937
Teppco Partners, LP
7.00%, due 06/01/2067 (1)	3,800	3,375
Valero Logistics Operations, LP
6.88%, due 07/15/2012	3,690	4,046
Paper & Forest Products (0.5%)
Exopack Holding, Inc.
11.25%, due 02/01/2014	2,000	1,875
Real Estate Investment Trusts (5.0%)
Healthcare Realty Trust, Inc.
8.13%, due 05/01/2011	2,650	2,782
Host Hotels & Resorts, LP
7.13%, due 11/01/2013	2,000	1,980
iStar Financial, Inc.
4.88%, due 01/15/2009	6,000	5,876
Kimco Realty Corp.
3.95%, due 08/05/2008	2,825	2,811
Udr, Inc.
4.50%, due 03/03/2008	3,000	3,003
Westfield Group -144A
5.40%, due 10/01/2012	4,100	4,142

	Principal	Value
Road & Rail (3.3%)
Burlington Northern Santa Fe Corp.
5.65%, due 05/01/2017	$3,325	$3,363
Erac USA Finance Co. -144A
7.35%, due 06/15/2008	5,000	5,070
Hertz Corp. (The)
10.50%, due 01/01/2016 ^	3,000	2,884
Kansas City Southern de Mexico SA de
7.63%, due 12/01/2013	2,110	2,036
Specialty Retail (1.8%)
Asbury Automotive Group, Inc.
7.63%, due 03/15/2017	2,000	1,620
Claire’s Stores, Inc. -144A
10.50%, due 06/01/2017 ^	1,325	610
Penske Auto Group, Inc.
7.75%, due 12/15/2016	1,750	1,566
Petro Stopping Centers, LP / Petro
9.00%, due 02/15/2012	3,400	3,527
Thrifts & Mortgage Finance (0.7%)
Sovereign Capital Trust VI
7.91%, due 06/13/2036	3,700	2,996
Tobacco (0.4%)
Alliance One International, Inc.
11.00%, due 05/15/2012	1,425	1,453
Trading Companies & Distributors (0.2%)
Noble Group, Ltd. -144A
6.63%, due 03/17/2015	1,000	925
Wireless Telecommunication Services (2.1%)
American Tower Corp. -144A
7.00%, due 10/15/2017	2,075	2,054
New Cingular Wireless Services, Inc.
8.13%, due 05/01/2012	3,600	4,093
Nextel Communications, Inc.
7.38%, due 08/01/2015	2,580	2,360
Total Corporate Debt Securities (cost $333,569)		324,215

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.2%)
Automobiles (0.2%)
General Motors Corp.
6.75%, due 07/15/2033	44,000	924

Total Convertible Preferred Stocks (cost $1,016)		924

PREFERRED STOCKS (1.2%)
Diversified Telecommunication Services (0.4%)
Centaur Funding Corp. -144A	1,661	1,830
Real Estate Investment Trusts (0.4%)
Saul Centers, Inc. Ž	1,850	46
Tanger Factory Outlet Centers Ž	66,666	1,493
Thrifts & Mortgage Finance (0.4%)
IndyMac Bank Fsb -144A	177,600	1,421
Total Preferred Stocks (cost $7,874)		4,790

CONVERTIBLE BONDS (0.2%)
Semiconductors & Semiconductor Equipment (0.2%)
Intel Corp.
2.95%, due 12/15/2035	1,000	$995

Total Convertible Bonds (cost $940)		995

	Shares	Value
WARRANTS (0.0%)
Diversified Telecommunication Services (0.0%)
Tele2 Netherlands Holding N.V ‡
Expiration: 05/15/2008, Exercise Price: $ 3.63	75	$ q
Total Warrants (cost $1)		q

Total Securities Lending Collateral (cost $48,214) (2)		48,214

Total Investment Securities (cost $407,003) #		$442,336

NOTES TO SCHEDULE OF INVESTMENTS

q	Value is less than $1.
^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $47,138.
*	Floating or variable rate note. Rate is listed as of January 31, 2008.
‡	Non-income producing.
(1)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of January 31, 2008.
(2)

Cash collateral for the Repurchase Agreements, valued at $9,457, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $455,220. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5,581 and $18,465, respectively. Net unrealized depreciation for tax purposes is $12,884.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities aggregated $99,562 or 24.26% of net assets of the Fund.

TA IDEX Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (90.8%)
Aerospace & Defense (1.5%)
Rockwell Collins, Inc.	71,000	$4,487
Air Freight & Logistics (5.3%)
CH Robinson Worldwide, Inc.	74,195	4,121
Expeditors International Washington, Inc. ^	243,059	11,494
Auto Components (4.4%)
BorgWarner, Inc.	255,200	12,916
Capital Markets (6.5%)
Ameriprise Financial, Inc.	166,425	9,205
T. Rowe Price Group, Inc.	193,195	9,774
Commercial Banks (1.2%)
Signature Bank ‡	107,000	3,586
Communications Equipment (1.6%)
Foundry Networks, Inc. ‡	253,200	3,494
Riverbed Technology, Inc. ‡	57,000	1,274
Construction & Engineering (2.5%)
Jacobs Engineering Group, Inc. ‡	96,300	7,361
Diversified Consumer Services (4.1%)
Strayer Education, Inc.	69,200	11,942
Diversified Financial Services (5.8%)
CME Group, Inc. Class A ^	14,000	8,665
Nymex Holdings, Inc. ^	72,400	8,326
Electronic Equipment & Instruments (2.3%)
Trimble Navigation, Ltd. ‡	261,029	6,904
Energy Equipment & Services (1.7%)
Cameron International Corp. ‡	126,500	5,093
Food & Staples Retailing (2.3%)
Whole Foods Market, Inc. ^	168,245	6,636
Health Care Equipment & Supplies (8.6%)
Arthrocare Corp. ‡^	131,400	5,260
Hologic, Inc. ‡^	66,000	4,248
Idexx Laboratories, Inc. ‡	44,600	2,514
Intuitive Surgical, Inc. ‡^	41,000	10,414
Varian Medical Systems, Inc. ‡	56,300	2,927
Health Care Technology (2.1%)
Cerner Corp. ‡^	118,800	6,225
Hotels, Restaurants & Leisure (4.6%)
Burger King Holdings, Inc.	59,000	1,555
International Game Technology ^	202,000	8,619
Las Vegas Sands Corp. ‡	38,000	3,331
Household Durables (0.5%)
Harman International Industries, Inc.	32,000	1,490
Internet Software & Services (1.4%)
Valueclick, Inc. ‡	195,000	4,257
IT Services (2.7%)
NeuStar, Inc. Class A ‡^	265,700	7,894
Life Sciences Tools & Services (5.8%)
Covance, Inc. ‡	143,800	11,958
Techne Corp. ‡	77,566	5,042
Machinery (3.2%)
Donaldson Co., Inc.	53,000	2,221
Kennametal, Inc.	237,000	7,259
Media (3.1%)
Lamar Advertising Co. Class A ^	211,100	$9,103
Multiline Retail (2.5%)
Saks, Inc. ‡^	401,300	7,243
Oil, Gas & Consumable Fuels (2.0%)
Range Resources Corp.	110,500	5,770
Semiconductors & Semiconductor Equipment (2.3%)
NVIDIA Corp. ‡	93,000	2,287
Sirf Technology Holdings, Inc. ‡^	285,600	4,372
Software (7.0%)
Activision, Inc. ‡	235,000	6,080
Intuit, Inc. ‡	158,000	4,849
Macrovision Corp. ‡^	223,000	3,744
Salesforce.Com, Inc. ‡	114,500	5,986
Specialty Retail (2.5%)
Guess?, Inc. ^	196,300	7,324
Trading Companies & Distributors (3.3%)
WW Grainger, Inc.	121,991	9,707
Total Common Stocks (cost $252,095)		266,957

Total Securities Lending Collateral (cost $54,836) (1)		54,836

Total Investment Securities (cost $306,931) #		$321,793

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $53,108.
‡	Non-income producing.
(1)

Cash collateral for the Repurchase Agreements, valued at $10,756, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $306,905. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $35,475 and $20,587, respectively. Net unrealized appreciation for tax purposes is $14,888.

TA IDEX Transamerica High-Yield Bond

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (93.2%)
Aerospace & Defense (2.5%)
Alliant Techsystems, Inc.
6.75%, due 04/01/2016	$3,290	$3,175
DRS Technologies, Inc.
6.88%, due 11/01/2013	3,000	2,940
L-3 Communications Corp.
6.13%, due 07/15/2013 – 01/15/2014	3,000	2,960
7.63%, due 06/15/2012	1,000	1,025
Auto Components (0.4%)
TRW Automotive, Inc. -144A
7.00%, due 03/15/2014	2,000	1,835
Automobiles (0.9%)
General Motors Corp.
7.20%, due 01/15/2011 ^	4,000	3,660
Beverages (1.7%)
Constellation Brands, Inc.
7.25%, due 09/01/2016 – 05/15/2017	4,400	4,197
Cott Beverages USA, Inc.
8.00%, due 12/15/2011	3,025	2,738
Capital Markets (0.6%)
Nuveen Investments, Inc. -144A
10.50%, due 11/15/2015	2,500	2,425
Chemicals (2.9%)
Huntsman International LLC
7.38%, due 01/01/2015	2,000	2,100
Huntsman LLC
11.63%, due 10/15/2010	965	1,013
Ineos Group Holdings PLC -144A
8.50%, due 02/15/2016 ^	1,750	1,365
Lyondellbasell Industries AF Sca -144A
8.38%, due 08/15/2015 ^	3,975	3,001
Noranda Aluminium Acquisition Corp. -144A
8.74%, due 05/15/2015 *	1,800	1,368
Nova Chemicals Corp.
7.86%, due 11/15/2013 *	3,600	3,060
Commercial Services & Supplies (0.8%)
Allied Waste North America, Inc.
7.88%, due 04/15/2013	3,170	3,210
Computers & Peripherals (1.1%)
Seagate Technology HDD Holdings
6.38%, due 10/01/2011	2,300	2,288
6.80%, due 10/01/2016	2,125	2,072
Consumer Finance (3.3%)
Ford Motor Credit Co. LLC
9.88%, due 08/10/2011	6,000	5,757
GMAC LLC
6.75%, due 12/01/2014	6,225	5,130
7.25%, due 03/02/2011	2,775	2,507
Containers & Packaging (3.4%)
Graphic Packaging International, Inc.
8.50%, due 08/15/2011	3,500	3,395
Jefferson Smurfit Corp. US
8.25%, due 10/01/2012	$6,475	$6,216
Owens Brockway Glass Container, Inc.
6.75%, due 12/01/2014	4,085	4,054
Diversified Consumer Services (0.6%)
Service Corp. International/US
6.75%, due 04/01/2016	2,500	2,444
Diversified Financial Services (1.1%)
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. -144A
8.50%, due 04/01/2015	2,385	2,367
Petroplus Finance, Ltd. -144A
6.75%, due 05/01/2014	200	183
7.00%, due 05/01/2017	2,000	1,815
Diversified Telecommunication Services (5.0%)
Cincinnati Bell, Inc.
7.00%, due 02/15/2015	1,200	1,122
7.25%, due 07/15/2013	1,000	1,000
Citizens Communications Co.
6.63%, due 03/15/2015	2,200	2,068
7.13%, due 03/15/2019	2,500	2,325
Level 3 Financing, Inc.
9.25%, due 11/01/2014	3,500	3,010
Qwest Communications International,
7.50%, due 02/15/2014	3,760	3,722
Telcordia Technologies, Inc. -144A
8.01%, due 07/15/2012 *	2,675	2,274
Windstream Corp.
8.63%, due 08/01/2016	4,425	4,580
Electric Utilities (2.7%)
Intergen NV -144A
9.00%, due 06/30/2017	5,900	6,151
Texas Competitive Electric Holdings Co. LLC -144A
10.25%, due 11/01/2015	5,005	4,917
Electronic Equipment & Instruments (1.9%)
Freescale Semiconductor
10.13%, due 12/15/2016 ^	5,595	3,986
Nxp BV / Nxp Funding LLC
7.13%, due 10/15/2013 *	4,425	3,673
Food & Staples Retailing (1.2%)
Supervalu, Inc.
7.50%, due 11/15/2014	5,000	5,069
Food Products (2.1%)
Del Monte Corp.
6.75%, due 02/15/2015	250	232
8.63%, due 12/15/2012	3,000	3,030
Dole Food Co., Inc.
7.25%, due 06/15/2010	2,300	2,024
Smithfield Foods, Inc.
7.75%, due 07/01/2017	3,500	3,308

	Principal	Value
Health Care Equipment & Supplies (1.5%)
Cooper Cos., Inc.
7.13%, due 02/15/2015	$3,145	$2,988
Universal Hospital Services, Inc.
8.29%, due 06/01/2015 *	1,500	1,425
8.50%, due 06/01/2015	1,500	1,515
Health Care Providers & Services (4.9%)
Community Health Systems, Inc.
8.88%, due 07/15/2015	5,600	5,635
HCA, Inc.
9.25%, due 11/15/2016	8,000	8,390
Healthsouth Corp.
10.75%, due 06/15/2016 ^	3,600	3,753
Omnicare, Inc.
6.13%, due 06/01/2013	1,550	1,395
6.88%, due 12/15/2015	600	540
Hotels, Restaurants & Leisure (7.6%)
Harrah’s Operating Co., Inc. -144A
10.75%, due 02/01/2016	5,425	4,799
Las Vegas Sands Corp.
6.38%, due 02/15/2015	4,750	4,251
Mashantucket Western Pequot Tribe -144A
8.50%, due 11/15/2015	3,100	2,945
MGM Mirage
5.88%, due 02/27/2014	2,500	2,262
6.75%, due 04/01/2013	4,100	3,905
Perkins & Marie Callender’s, Inc.
10.00%, due 10/01/2013 ^	2,500	1,650
Seminole Hard Rock Entertainment, Inc. -144A
8.19%, due 03/15/2014 *	4,380	3,942
Station Casinos, Inc.
6.00%, due 04/01/2012	1,000	873
6.50%, due 02/01/2014	1,285	887
Turning Stone Resort Casino Enterprise -144A
9.13%, due 09/15/2014	2,400	2,340
Vail Resorts, Inc.
6.75%, due 02/15/2014	1,000	960
Wynn Las Vegas Capital Corp. -144A
6.63%, due 12/01/2014	2,200	2,120
Household Durables (2.2%)
Dr Horton, Inc.
4.88%, due 01/15/2010	4,000	3,680
Jarden Corp.
7.50%, due 05/01/2017	2,390	2,044
Pulte Homes, Inc.
5.20%, due 02/15/2015	2,000	1,714
7.88%, due 08/01/2011	1,500	1,449
Independent Power Producers & Energy Traders (3.1%)
AES Corp. (The)
8.00%, due 10/15/2017	800	816
AES Corp. (The) -144A
8.75%, due 05/15/2013	$3,117	$3,257
Edison Mission Energy
7.50%, due 06/15/2013	2,710	2,771
NRG Energy, Inc.
7.25%, due 02/01/2014	3,750	3,652
7.38%, due 01/15/2017	2,000	1,937
IT Services (4.3%)
Aramark Corp.
8.50%, due 02/01/2015	4,850	4,826
Ceridian Corp. -144A
11.25%, due 11/15/2015	1,600	1,356
12.25%, due 11/15/2015	650	548
First Data Corp. -144A
9.88%, due 09/24/2015	2,800	2,478
SunGard Data Systems, Inc.
9.13%, due 08/15/2013	4,230	4,293
Unisys Corp.
8.00%, due 10/15/2012	2,000	1,725
12.50%, due 01/15/2016	2,230	2,252
Machinery (0.7%)
Case New Holland, Inc.
7.13%, due 03/01/2014	2,875	2,868
Media (13.6%)
Cablevision Systems Corp.
8.00%, due 04/15/2012	1,000	957
CCH I Holdings LLC/CCH I Holdings
11.00%, due 10/01/2015	1,000	716
Charter Communications Operating LLC -144A
8.38%, due 04/30/2014	4,750	4,501
CSC Holdings, Inc.
7.63%, due 04/01/2011 – 07/15/2018	4,200	3,778
DEX Media, Inc.
8.00%, due 11/15/2013	2,500	2,250
DIRECTV Financing Co.
8.38%, due 03/15/2013	2,550	2,636
Echostar DBS Corp.
6.38%, due 10/01/2011	4,190	4,127
Idearc, Inc.
8.00%, due 11/15/2016	7,125	6,377
Intelsat Corp.
9.00%, due 08/15/2014 – 06/15/2016	2,800	2,779
Intelsat Jackson Holdings, Ltd.
9.25%, due 06/15/2016	2,500	2,494
Intelsat Subsidiary Holding Co., Ltd.
8.63%, due 01/15/2015	3,500	3,487
Knight-Ridder, Inc.
5.75%, due 09/01/2017	2,000	1,398
Lamar Media Corp.
6.63%, due 08/15/2015	1,200	1,137

	Principal	Value
Media (continued)
Liberty Media LLC
5.70%, due 05/15/2013	$2,000	$1,843
Medianews Group, Inc.
6.88%, due 10/01/2013	4,000	2,240
Quebecor Media, Inc.
7.75%, due 03/15/2016	4,750	4,406
RH Donnelley Corp. -144A
8.88%, due 01/15/2016 – 10/15/2017	7,675	6,542
Univision Communications, Inc.
7.85%, due 07/15/2011	500	477
9.75%, due 03/15/2015 -144A ^	1,900	1,420
Videotron LTEE
6.88%, due 01/15/2014	1,500	1,451
Metals & Mining (1.4%)
Freeport-McMoRan Copper & Gold, Inc.
8.25%, due 04/01/2015	2,635	2,763
Steel Dynamics, Inc. -144A
7.38%, due 11/01/2012	2,950	2,943
Multiline Retail (0.9%)
BON-TON Stores, Inc. (The)
10.25%, due 03/15/2014 ^	5,125	3,511
Oil, Gas & Consumable Fuels (12.9%)
Chesapeake Energy Corp.
6.88%, due 01/15/2016	1,000	990
7.00%, due 08/15/2014	3,000	3,000
7.50%, due 09/15/2013	1,000	1,022
Cimarex Energy Co.
7.13%, due 05/01/2017	2,845	2,781
Connacher Oil And Gas, Ltd. -144A
10.25%, due 12/15/2015	4,680	4,633
Dynegy Holdings, Inc.
7.50%, due 06/01/2015	1,000	933
7.75%, due 06/01/2019	4,760	4,332
Forest Oil Corp.
7.75%, due 05/01/2014	275	279
Kinder Morgan Finance Co. Ulc
5.70%, due 01/05/2016	6,600	5,851
Mariner Energy, Inc.
8.00%, due 05/15/2017	2,175	2,077
Newfield Exploration Co.
6.63%, due 09/01/2014	2,500	2,463
Opti Canada, Inc. -144A
7.88%, due 12/15/2014	2,500	2,425
8.25%, due 12/15/2014	500	490
Peabody Energy Corp.
7.38%, due 11/01/2016	4,000	4,090
Pioneer Natural Resources Co.
6.65%, due 03/15/2017	3,750	3,593
Plains Exploration & Production Co.
7.00%, due 03/15/2017	2,175	2,066
7.75%, due 06/15/2015	3,000	3,004
Verasun Energy Corp. -144A
9.38%, due 06/01/2017	$3,325	$2,643
9.88%, due 12/15/2012 ^	2,540	2,489
Whiting Petroleum Corp.
7.00%, due 02/01/2014	3,000	2,940
Paper & Forest Products (3.8%)
Boise Cascade LLC
7.13%, due 10/15/2014	1,500	1,429
Domtar Corp.
7.88%, due 10/15/2011	4,900	4,973
Georgia-Pacific LLC -144A
7.00%, due 01/15/2015	7,500	7,200
Newpage Corp. -144A
10.00%, due 05/01/2012	1,650	1,642
Real Estate Investment Trusts (0.5%)
Host Hotels & Resorts, LP
7.13%, due 11/01/2013	2,000	1,980
Real Estate Management & Development (0.8%)
Realogy Corp. -144A
10.50%, due 04/15/2014 ^	4,830	3,453
Road & Rail (1.0%)
Hertz Corp. (The)
8.88%, due 01/01/2014	4,100	3,957
Semiconductors & Semiconductor Equipment (0.7%)
Stats ChipPAC, Ltd.
6.75%, due 11/15/2011	2,750	2,798
Textiles, Apparel & Luxury Goods (1.1%)
Levi Strauss & Co.
8.88%, due 04/01/2016	1,200	1,140
9.75%, due 01/15/2015	3,500	3,404
Total Corporate Debt Securities (cost $398,636)		377,342

STRUCTURED NOTES (0.2%)
Diversified Financial Services (0.2%)
Cdx North America High Yield -144A
8.75%, due 12/29/2012	1,000	984

Total Structured Notes (cost $996)		984

	Shares	Value
COMMON STOCKS (0.0%)
Media (0.0%)
Golden Books Family Entertainment, Inc. ‡	63,750	q

Total Common Stocks (cost $169)		q

Total Securities Lending Collateral (cost $24,538) (1)		24,538

Total Investment Securities (cost $424,339) #		$402,864

NOTES TO SCHEDULE OF INVESTMENTS

q	Value is less than $1.
^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $23,978.
*	Floating or variable rate note. Rate is listed as of January 31, 2008.
‡	Non-income producing.
(1)

Cash collateral for the Repurchase Agreements, valued at $4,813, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $424,336. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,822 and $23,294, respectively. Net unrealized depreciation for tax purposes is $21,472.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities aggregated $91,478 or 22.59% of net assets of the Fund.

TA IDEX Transamerica Money Market

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (99.5%)
Commercial Banks (32.4%)
Can Imperial Holding
3.12%, due 04/28/2008	$1,100	$1,092
Canadian Imper. Hlds
4.59%, due 04/01/2008	2,100	2,084
4.76%, due 02/08/2008	2,000	1,998
4.79%, due 02/12/2008 – 02/13/2008	4,900	4,893
HBOS Treasury Serv PLC
4.27%, due 03/12/2008	6,900	6,868
Royal Bank of Scotland
3.08%, due 04/14/2008 -144A	1,100	1,093
4.97%, due 02/29/2008	2,600	2,590
5.01%, due 02/28/2008	1,350	1,345
5.07%, due 03/03/2008 – 03/04/2008 -144A	4,900	4,878
State Street Boston
3.85%, due 02/28/2008	4,900	4,885
3.93%, due 02/27/2008	3,400	3,390
4.67%, due 02/15/2008	1,000	998
Toronto Domin Holding -144A
2.98%, due 03/20/2008	3,700	3,685
3.11%, due 03/26/2008	2,400	2,389
4.80%, due 03/17/2008	1,900	1,889
4.99%, due 02/27/2008	2,100	2,092
UBS Finance (Delw)
3.05%, due 04/23/2008	1,900	1,887
3.06%, due 03/28/2008	1,200	1,194
3.29%, due 04/22/2008	3,600	3,573
UBS Finance Delaware LLC
4.66%, due 02/05/2008	2,350	2,349
5.08%, due 02/04/2008	955	955
Wells Fargo & Co.
2.99%, due 03/18/2008	2,500	2,490
3.00%, due 03/17/2008	2,500	2,491
3.07%, due 02/14/2008	1,050	1,049
4.05%, due 02/04/2008 – 02/05/2008	4,000	3,998
Diversified Financial Services (47.0%)
American Exp Crt CP
4.70%, due 02/06/2008	6,050	6,046
4.73%, due 02/08/2008	2,600	2,598
American Express Credit Corp.
3.00%, due 04/22/2008	1,200	1,192
American Honda Finance
3.00%, due 03/10/2008	3,350	3,339
3.05%, due 02/19/2008	4,000	3,994
4.22%, due 02/28/2008	2,450	2,442
4.30%, due 02/12/2008	245	245
Caterpillar Financial
3.02%, due 02/19/2008	3,000	2,995
Caterplr Finance.Srv.Co.
3.02%, due 02/21/2008	3,050	3,045
General Elec Capt Corp.
4.37%, due 03/25/2008	3,700	3,676
General Elec Capt Corp.
4.65%, due 02/11/2008	$2,100	$2,097
Goldman Sachs GRP, Inc.
3.03%, due 02/05/2008	2,250	2,249
Harley-Davidson FND CP -144A
3.05%, due 02/26/2008	3,000	2,994
International Lease Finance
3.00%, due 06/26/2008	4,400	4,346
3.03%, due 03/14/2008	2,000	1,993
4.07%, due 03/07/2008	2,400	2,391
4.73%, due 02/05/2008	1,300	1,299
Nestle Capital Corp. -144A
3.00%, due 04/17/2008	1,900	1,888
Old Line Funding LLC -144A
3.35%, due 03/17/2008	2,900	2,888
Old Line Funding LLC -144A
3.60%, due 03/07/2008	5,150	5,132
4.05%, due 02/21/2008	1,800	1,796
Proctor & Gamble -144A
3.00%, due 03/07/2008	2,150	2,144
Rabobank USA Finance Corp.
3.02%, due 02/25/2008	4,000	3,992
Rabobank USA FINL Corp.
3.05%, due 03/03/2008	2,500	2,493
4.26%, due 02/04/2008	3,500	3,499
Ranger Funding Co. LLC -144A
3.00%, due 04/24/2008	1,000	993
3.32%, due 03/07/2008	2,422	2,409
4.18%, due 02/22/2008	3,200	3,192
5.07%, due 03/10/2008	2,500	2,487
Ranger Funding Co. LLC -144A
4.12%, due 02/11/2008	1,000	999
Toyota Motor Credit Co.
3.02%, due 03/24/2008	1,150	1,145
4.42%, due 03/17/2008	1,400	1,392
4.44%, due 02/25/2008 – 03/18/2008	6,175	6,145
4.66%, due 02/07/2008	1,400	1,399
Unilever Capital Corp. -144A
3.04%, due 03/06/2008	3,600	3,590
Unilever Capital CRP -144A
4.12%, due 02/15/2008	1,300	1,298
Electronic Equipment & Instruments (1.6%)
Emerson Electric Co. -144A
3.15%, due 02/11/2008	1,500	1,499
4.05%, due 02/01/2008	1,800	1,800
Health Care Equipment & Supplies (1.5%)
Medtronic, Inc. -144A
2.98%, due 03/03/2008	3,000	2,992
Industrial Conglomerates (1.7%)
General Electric Co.
4.18%, due 02/01/2008	3,400	3,400

	Principal	Value
Insurance (2.4%)
Prudential Funding Corp.
3.00%, due 03/04/2008	$2,350	$2,344
3.10%, due 02/20/2008	2,500	2,496
Metals & Mining (4.9%)
BHP Bill Finance USA, Ltd. -144A
3.35%, due 02/25/2008	1,000	998
4.25%, due 02/11/2008	1,900	1,898
4.40%, due 02/05/2008 – 02/07/2008	7,100	7,096
Office Electronics (0.6%)
Pitney Bowes, Inc. -144A
3.96%, due 02/01/2008	1,200	1,200
Oil, Gas & Consumable Fuels (3.9%)
BP Capital Markets PLC -144A
4.20%, due 03/27/2008	3,550	3,527
4.21%, due 03/28/2008	4,450	4,421
Specialty Retail (3.5%)
Colgate-Palmolive Co. -144A
3.07%, due 02/20/2008	2,300	2,296
Walgreen Co. -144A
3.17%, due 02/15/2008	2,000	1,998
Wal-Mart Stores, Inc. -144A
3.10%, due 03/18/2008	2,834	2,822
Total Commercial Paper (cost $202,763)		202,764

CERTIFICATE OF DEPOSIT (1.0%)
Commercial Banks (1.0%)
HBOS TSY Service NY Cd
3.85%, due 04/14/2008	2,100	2,100
Total Certificate of Deposit (cost $2,100)		2,100

Total Investment Securities (cost $204,864) #		$204,864

NOTES TO SCHEDULE OF INVESTMENTS

# Aggregate cost for federal income tax purposes is $204,864.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities aggregated $80,384 or 39.43% of net assets of the Fund.

TA IDEX Transamerica Science & Technology

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (100.0%)
Biotechnology (3.3%)
Gilead Sciences, Inc. ‡	54,800	$2,504
Communications Equipment (13.7%)
F5 Networks, Inc. ‡	61,000	1,435
Foundry Networks, Inc. ‡	69,000	952
Polycom, Inc. ‡^	65,500	1,654
Research In Motion, Ltd. ‡	56,500	5,304
Riverbed Technology, Inc. ‡	52,500	1,174
Computers & Peripherals (12.2%)
Apple, Inc. ‡	34,300	4,643
EMC Corp. ‡	169,500	2,690
Logitech International ‡^	65,000	1,971
Diversified Financial Services (3.5%)
CME Group, Inc. Class A	4,300	2,661
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	37,600	1,447
Electrical Equipment (5.7%)
Fuelcell Energy, Inc. ‡^	170,800	1,437
Sunpower Corp. Class A ‡^	42,600	2,943
Electronic Equipment & Instruments (4.5%)
Itron, Inc. ‡^	24,000	1,978
Trimble Navigation, Ltd. ‡	54,000	1,428
Health Care Equipment & Supplies (10.2%)
Intuitive Surgical, Inc. ‡	19,100	4,852
NuVasive, Inc. ‡	74,000	2,916
Health Care Technology (1.7%)
Cerner Corp. ‡^	25,000	1,310
Hotels, Restaurants & Leisure (1.9%)
International Game Technology ^	34,800	1,485
Household Durables (1.3%)
Harman International Industries, Inc.	21,500	1,001
Internet & Catalog Retail (1.2%)
Shutterfly, Inc. ‡^	49,200	957
Internet Software & Services (10.7%)
Equinix, Inc. ‡^	34,700	2,621
Google, Inc. Class A ‡	7,200	4,063
Valueclick, Inc. ‡	69,400	1,515
Semiconductors & Semiconductor Equipment (3.4%)
NVIDIA Corp. ‡	56,500	1,389
Sirf Technology Holdings, Inc. ‡^	80,000	1,225
Software (18.4%)
Activision, Inc. ‡	92,000	2,380
Adobe Systems, Inc. ‡	40,000	1,397
Informatica Corp. ‡	117,000	2,259
Macrovision Corp. ‡	129,500	2,174
Nintendo Co., Ltd.	1,700	860
Nuance Communications, Inc. ‡^	69,500	1,104
Salesforce.Com, Inc. ‡	52,500	2,745
Synchronoss Technologies, Inc. ‡^	54,500	1,161
Wireless Telecommunication Services (6.4%)
American Tower Corp. Class A ‡	36,500	1,370
Metropcs Communications, Inc. ‡	129,300	2,336
NII Holdings, Inc. ‡	28,000	1,195
Total Common Stocks (cost $67,405)		76,536

Total Securities Lending Collateral (cost $16,584) (1)		16,584

Total Investment Securities (cost $83,989) #		$93,120

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $16,035.
‡	Non-income producing.
(1)

Cash collateral for the Repurchase Agreements, valued at $3,253, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $84,100. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $16,104 and $7,084, respectively. Net unrealized appreciation for tax purposes is $9,020.

TA IDEX Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (11.0%)
U.S. Treasury Note
3.00%, due 11/30/2009 ^	$2,000	$2,034
3.25%, due 12/31/2009 ^	27,000	27,544
3.63%, due 10/31/2009 ^	20,300	20,816
4.50%, due 02/28/2011 ^	13,200	14,049
Total U.S. Government Obligations (cost $63,731)		64,443

U.S. GOVERNMENT AGENCY OBLIGATIONS (16.6%)
Fannie Mae
4.50%, due 09/25/2020	6,019	6,064
5.00%, due 10/25/2032 – 06/25/2034	22,652	23,056
5.50%, due 03/25/2026	10,238	10,557
5.95%, due 07/01/2037 *	6,999	7,192
Freddie Mac
5.00%, due 06/15/2027 – 11/15/2032	19,861	20,086
5.50%, due 04/15/2024 – 01/15/2029	21,343	21,849
Ginnie Mae
4.50%, due 01/17/2033	8,108	8,173
Total U.S. Government Agency Obligations (cost $94,060)		96,977

MORTGAGE-BACKED SECURITIES (3.3%)
Global Signal Trust
Series 2004-2A, Class D-144A
5.09%, due 12/15/2014	9,750	9,543
Crown Castle Towers LLC -144A
5.47%, due 11/15/2036	5,000	4,898
SBA CMBS Trust -144A
6.17%, due 11/15/2036	5,000	4,678
Total Mortgage-Backed Securities (cost $19,611)		19,119

ASSET-BACKED SECURITIES (0.7%)
USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, due 02/15/2012	4,000	4,079
Total Asset-Backed Securities (cost $4,000)		4,079

CORPORATE DEBT SECURITIES (65.4%)
Aerospace & Defense (1.5%)
General Dynamics Corp.
4.50%, due 08/15/2010	4,000	4,113
Honeywell International, Inc.
7.50%, due 03/01/2010 ^	4,485	4,836
Air Freight & Logistics (1.0%)
FedEx Corp.
3.50%, due 04/01/2009	6,000	5,990
Airlines (1.4%)
American Airlines, Inc. Series 99-1
7.02%, due 10/15/2009	1,250	1,245
Continental Airlines, Inc.
7.49%, due 10/02/2010	$3,061	$3,061
Delta Air Lines, Inc.
7.57%, due 11/18/2010	4,000	4,000
Beverages (1.6%)
Coca-Cola Enterprises, Inc.
4.38%, due 09/15/2009	4,100	4,150
Diageo Capital PLC
4.38%, due 05/03/2010	4,870	4,918
Capital Markets (1.3%)
Nuveen Investments, Inc.
5.00%, due 09/15/2010	3,187	2,868
Xstrata Finance Dubai, Ltd. -144A
5.23%, due 11/13/2009 *	5,000	4,988
Chemicals (2.0%)
Cytec Industries, Inc.
6.75%, due 03/15/2008	2,700	2,709
ICI Wilmington, Inc.
4.38%, due 12/01/2008	2,002	2,013
Potash Corp.
7.75%, due 05/31/2011	6,380	7,011
Commercial Banks (6.1%)
General Elec Capital Corp.
4.13%, due 09/01/2009	6,070	6,140
ICICI Bank, Ltd. -144A
4.92%, due 01/12/2010 *	4,465	4,407
Keybank NA
6.50%, due 04/15/2008	3,105	3,131
M&i Marshall & Ilsley Bank
5.39%, due 12/04/2012 *	7,500	7,243
PNC Preferred Funding Trust I -144A
6.52%, due 03/15/2012 Ž	3,000	2,760
VTB Capital SA for Vneshtorgbank -144A
5.49%, due 08/01/2008 *	9,000	8,955
ZFS Finance USA Trust I -144A
6.15%, due 12/15/2065	3,000	2,837
Construction Materials (0.5%)
Lafarge Corp.
6.50%, due 07/15/2008	2,900	2,933
Consumer Finance (1.9%)
American Express Credit Corp.
3.41%, due 02/24/2012 *	4,300	4,046
Discover Financial Services -144A
6.23%, due 06/11/2010 *	7,500	6,916
Diversified Financial Services (7.0%)
Caterpillar Financial Services Corp.
4.30%, due 06/01/2010	4,224	4,278
Citigroup, Inc.
6.20%, due 03/15/2009	4,260	4,368
ILFC E-Capital Trust I -144A
5.90%, due 12/21/2065	3,000	2,764

	Principal	Value
Diversified Financial Services (continued)
Mizuho JGB Investment LLC -144A
9.87%, due 06/30/2008 Ž, (1)	$10,000	$10,124
Pemex Finance, Ltd.
9.03%, due 02/15/2011	3,510	3,712
SB Treasury Co. LLC -144A
9.40%, due 12/29/2049 Ž	9,470	9,656
Unilever Capital Corp.
7.13%, due 11/01/2010	5,230	5,711
Diversified Telecommunication Services (1.4%)
Telecom Italia Capital SA
4.00%, due 11/15/2008	8,010	7,966
Electric Utilities (4.1%)
Dominion Resources, Inc.
5.69%, due 05/15/2008	6,150	6,176
FPL Group Capital, Inc.
5.55%, due 02/16/2008	6,000	6,002
Midamerican Energy Holdings Co.
Class B
7.52%, due 09/15/2008	5,500	5,608
Sempra Energy
7.95%, due 03/01/2010	5,500	5,954
Energy Equipment & Services (0.8%)
Halliburton Co.
5.50%, due 10/15/2010	4,517	4,738
Food & Staples Retailing (2.1%)
Fred Meyer, Inc.
7.45%, due 03/01/2008	9,600	9,624
Safeway, Inc.
4.13%, due 11/01/2008	2,610	2,609
Food Products (2.2%)
Cargill, Inc. -144A
3.63%, due 03/04/2009	5,000	4,971
ConAgra Foods, Inc.
7.88%, due 09/15/2010	4,880	5,323
Michael Foods, Inc.
8.00%, due 11/15/2013	2,815	2,773
Gas Utilities (2.1%)
Oneok, Inc.
5.51%, due 02/16/2008	6,300	6,301
Southern Union Co.
6.15%, due 08/16/2008	6,000	6,041
Hotels, Restaurants & Leisure (0.8%)
Mirage Resorts, Inc.
6.75%, due 02/01/2008	1,500	1,500
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	3,000	3,178
Independent Power Producers & Energy Traders (1.7%)
Empresa Nacional de Electricidad SA/Chile Class B
8.50%, due 04/01/2009	9,610	10,019
Insurance (0.8%)
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž, (1)	$4,550	$4,595
IT Services (1.1%)
Western Union Co. (The)
3.22%, due 11/17/2008 *	6,500	6,442
Leisure Equipment & Products (0.5%)
Leslie’s Poolmart
7.75%, due 02/01/2013	2,930	2,666
Machinery (0.4%)
Case New Holland, Inc.
6.00%, due 06/01/2009	2,500	2,494
Media (3.2%)
British Sky Broadcasting Group PLC
8.20%, due 07/15/2009	6,000	6,357
Clearn Channel Communications
8.00%, due 11/01/2008	2,000	2,020
Comcast Cable Communications LLC
6.88%, due 06/15/2009	5,500	5,695
McGraw-Hill Cos., Inc.
5.38%, due 11/15/2012	4,500	4,585
Metals & Mining (1.1%)
BHP Billiton Finance USA, Ltd.
5.00%, due 12/15/2010	6,000	6,198
Office Electronics (0.7%)
Xerox Corp
9.75%, due 01/15/2009	4,000	4,201
Oil, Gas & Consumable Fuels (0.7%)
Husky Oil, Ltd.
8.90%, due 08/15/2028 (1)	2,280	2,312
Ras Laffan Liquefied Natural Gas Co., Ltd. -144A
3.44%, due 09/15/2009	1,950	1,953
Real Estate Investment Trusts (12.1%)
BRE Properties, Inc.
5.75%, due 09/01/2009	10,000	10,126
Developers Divers Realty
4.63%, due 08/01/2010	4,500	4,348
Federal Realty INVS Trust
8.75%, due 12/01/2009	2,680	2,893
Healthcare Realty Trust, Inc.
8.13%, due 05/01/2011	3,000	3,150
iStar Financial, Inc.
5.50%, due 03/09/2010 *	10,000	8,903
Kimco Realty Corp.
4.62%, due 05/06/2010	5,000	5,060
PPF Funding, Inc. -144A
5.35%, due 04/15/2012	4,000	4,074
ProLogis
5.25%, due 11/15/2010	7,020	7,046
Simon Property Group, LP
3.75%, due 01/30/2009	5,335	5,295

	Principal	Value
Real Estate Investment Trusts (continued)
Tanger Properties, LP
9.13%, due 02/15/2008	$6,753	$6,762
Udr, Inc.
4.50%, due 03/03/2008	8,000	8,007
Westfield Group -144A
5.40%, due 10/01/2012	5,000	5,051
Real Estate Management & Development (1.4%)
Colonial Realty, LP
4.75%, due 02/01/2010	2,380	2,338
Post Apartment Homes, LP
7.70%, due 12/20/2010	5,000	5,529
Road & Rail (2.1%)
Erac USA Finance Co. -144A
7.95%, due 12/15/2009	5,500	5,852
Norfolk Southern Corp.
6.20%, due 04/15/2009	6,000	6,190
Specialty Retail (1.8%)
Petro Stopping Centers, LP / Petro
9.00%, due 02/15/2012	10,195	10,577
Total Corporate Debt Securities (cost $381,654)		381,385

Total Securities Lending Collateral (cost $70,025) (2)		70,025

Total Investment Securities (cost $633,081) #		$636,028

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $68,593.
*	Floating or variable rate note. Rate is listed as of January 31, 2008.
(1)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of January 31, 2008.
(2)

Cash collateral for the Repurchase Agreements, valued at $13,735, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $633,229. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $7,663 and $4,864, respectively. Net unrealized appreciation for tax purposes is $2,799.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities aggregated $99,022 or 16.97% of net assets of the Fund.

TA IDEX Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (90.4%)
Chemicals (0.4%)
Zep, Inc.	165,000	$2,726
Commercial Services & Supplies (7.9%)
FTI Consulting, Inc. ‡	550,000	30,420
Navigant Consulting, Inc. ‡	740,000	8,762
Republic Services, Inc. Class A	425,000	12,750
Computers & Peripherals (0.5%)
Hypercom Corp. ‡	864,700	3,035
Diversified Telecommunication Services (2.2%)
Citizens Communications Co.	1,275,000	14,624
Electric Utilities (5.6%)
ALLETE, Inc. ^	241,666	9,302
CMS Energy Corp.	900,000	14,103
Uil Holdings Corp.	400,000	13,660
Electrical Equipment (2.3%)
Acuity Brands, Inc. ^	330,000	15,018
Electronic Equipment & Instruments (1.6%)
Cogent, Inc. ‡^	1,058,615	10,438
Energy Equipment & Services (11.0%)
Allis-Chalmers Energy, Inc. ‡^	255,000	2,805
Bronco Drilling Co., Inc. ‡^	200,825	3,145
Global Industries, Ltd. ‡	700,000	12,362
Helix Energy Solutions Group, Inc. ‡	380,000	14,049
Hercules Offshore, Inc. ‡^	482,927	11,131
Superior Energy Services, Inc. ‡	730,000	29,266
Food Products (2.3%)
Dean Foods Co.	547,600	15,333
Health Care Equipment & Supplies (1.8%)
Orthofix International NV ‡	221,000	12,084
Health Care Providers & Services (2.8%)
Chemed Corp.	355,000	18,187
Hotels, Restaurants & Leisure (1.0%)
O’Charley’s, Inc.	450,000	6,241
Household Durables (1.8%)
Jarden Corp. ‡	480,100	12,022
Industrial Conglomerates (6.5%)
McDermott International, Inc. ‡	915,000	43,170
Insurance (4.1%)
HCC Insurance Holdings, Inc.	562,500	15,671
PartnerRe, Ltd. ^ @	140,000	11,099
IT Services (2.0%)
Wright Express Corp. ‡	450,000	13,473
Marine (10.1%)
Aries Maritime Transport, Ltd.	1,007,000	6,969
DryShips, Inc. ^	295,700	22,009
Genco Shipping & Trading, Ltd. ^	579,700	28,591
Omega Navigation Enterprises, Inc. Class A ^	549,700	9,273
Metals & Mining (1.6%)
Goldcorp, Inc.	276,842	10,304
Western Copper Corp. ‡	238,100	191
Oil, Gas & Consumable Fuels (6.6%)
Aurora Oil & Gas Corp. ‡^	2,100,345	2,310
Cabot Oil & Gas Corp.	227,000	$8,783
Edge Petroleum Corp. ‡^	300,000	1,983
Holly Corp.	127,350	6,166
Newfield Exploration Co. ‡	270,000	13,468
StealthGas, Inc.	745,600	10,498
Teekay Tankers, Ltd. Class A ‡	18,000	342
Real Estate Investment Trusts (11.5%)
Annaly Capital Management, Inc. REIT	1,580,000	31,158
Host Hotels & Resorts, Inc. REIT	620,000	10,379
LTC Properties, Inc. REIT	150,000	3,907
Omega Healthcare Investors, Inc. REIT ^	875,000	14,437
Parkway Properties, Inc. REIT ^	216,700	7,784
Sunstone Hotel Investors, Inc. REIT ^	480,000	7,987
Software (1.6%)
Fair Isaac Corp. ^	415,000	10,582
Textiles, Apparel & Luxury Goods (2.1%)
Hanesbrands, Inc. ‡	531,300	13,607
Transportation Infrastructure (3.1%)
Aegean Marine Petroleum Network, Inc. ^	630,190	20,601
Total Common Stocks (cost $475,005)		596,205

Total Securities Lending Collateral (cost $126,837) (1)		126,837

Total Investment Securities (cost $601,842) #		$723,042

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $122,911.
‡	Non-income producing.
@	Securities valued as determined in good faith in accordance with procedures established by the Board of Trustees of Transamerica IDEX Mutual Funds.
(1)

Cash collateral for the Repurchase Agreements, valued at $24,877, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $602,642. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $171,941 and $51,541, respectively. Net unrealized appreciation for tax purposes is $120,400.

DEFINITIONS:

REIT	Real Estate Investment Trust

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (5.7%)
U.S. Treasury Bond
8.00%, due 11/15/2021	$25	$35
U.S. Treasury Note
3.63%, due 12/31/2012	400	415
4.25%, due 11/15/2013 – 08/15/2014	1,830	1,949
4.50%, due 04/30/2012	500	536

Total U.S. Government Obligations (cost $2,834)		2,935

U.S. GOVERNMENT AGENCY OBLIGATIONS (11.0%)
Fannie Mae
5.00%, due 05/01/2018	101	102
5.50%, due 07/01/2019 – 07/01/2036	1,508	1,536
6.00%, due 04/01/2033 – 08/01/2036	948	974
Freddie Mac
5.00%, due 04/01/2018 – 11/15/2032	1,255	1,278
5.35%, due 11/14/2011	120	122
5.50%, due 09/01/2018 – 01/01/2036	445	453
6.00%, due 12/01/2033 – 01/01/2037	937	962
Ginnie Mae
6.00%, due 06/15/2034	155	160
6.50%, due 10/15/2027	63	66

Total U.S. Government Agency Obligations (cost $5,567)		5,653

MORTGAGE-BACKED SECURITIES (3.3%)
American Tower Trust
Series 2007-1A, Class C-144A
5.62%, due 04/15/2037	155	147
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	338	328
Crown Castle Towers LLC
Series 2006-1A, Class AFX-144A
5.24%, due 11/15/2036	290	291
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	332	326
SBA CMBS Trust
Series 2006-1A, Class A-144A
5.31%, due 11/15/2036	250	253
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, due 10/15/2048	323	322
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class H-144A
5.93%, due 06/15/2049	$85	$48

Total Mortgage-Backed Securities (cost $1,769)		1,715

CORPORATE DEBT SECURITIES (10.4%)
Aerospace & Defense (0.3%)
Honeywell International
5.63%, due 08/01/2012	130	137
Airlines (0.5%)
Continental Airlines, Inc.
7.49%, due 10/02/2010	75	75
Delta Air Lines, Inc.
7.57%, due 11/18/2010	85	85
United Airlines, Inc.
6.64%, due 07/02/2022	113	107
Beverages (0.3%)
Diageo Capital PLC
5.75%, due 10/23/2017	148	152
Building Products (0.2%)
CRH America, Inc.
5.30%, due 10/15/2013	100	97
Capital Markets (0.3%)
JP Morgan Chase Capital XVIII
6.95%, due 08/17/2036	95	92
Nuveen Investments, Inc.
5.00%, due 09/15/2010	100	90
Commercial Banks (0.6%)
ICICI Bank, Ltd. -144A
4.92%, due 01/12/2010 *	135	133
Rabobank Capital Funding II -144A
5.26%, due 12/31/2013 Ž	70	67
Wachovia Capital Trust III
5.80%, due 03/15/2011 Ž, (1)	75	59
ZFS Finance USA Trust II -144A
6.45%, due 12/15/2065 (1)	85	78
Consumer Finance (0.4%)
Discover Financial Services -144A
6.23%, due 06/11/2010 *	215	198
Diversified Financial Services (1.1%)
Bank of America Corp.
5.75%, due 12/01/2017	125	128
Glencore Funding LLC -144A
6.00%, due 04/15/2014	138	137
ILFC E-Capital Trust II -144A
6.25%, due 12/21/2065 (1)	135	130
Pemex Finance, Ltd.
9.03%, due 02/15/2011	163	172
Energy Equipment & Services (0.2%)
Transocean, Inc.
6.80%, due 03/15/2038	95	99

	Principal	Value
Food & Staples Retailing (0.2%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	$100	$97
Food Products (1.0%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	100	90
Bunge, Ltd. Finance Corp.
4.38%, due 12/15/2008	270	271
Cargill, Inc. -144A
5.60%, due 09/15/2012	80	82
Michael Foods, Inc.
8.00%, due 11/15/2013	90	89
Hotels, Restaurants & Leisure (0.4%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	100	90
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	135	143
Household Products (0.2%)
Kimberly-Clark
6.63%, due 08/01/2037	80	87
Insurance (0.5%)
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž, (1)	100	101
Travelers Cos., Inc. (The)
6.75%, due 06/20/2036	140	146
Machinery (0.2%)
Tyco Electronics Group SA -144A
6.55%, due 10/01/2017	96	101
Media (0.5%)
Clear Channel Communications, Inc.
8.00%, due 11/01/2008	100	101
Comcast Corp.
7.05%, due 03/15/2033	95	99
News America Holdings, Inc.
7.75%, due 12/01/2045	65	70
Multiline Retail (0.4%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	100	100
Target Corp.
7.00%, due 01/15/2038	79	83
Oil, Gas & Consumable Fuels (0.6%)
Husky Oil, Ltd.
8.90%, due 08/15/2028 (1)	100	102
Petrobras International Finance Co.
5.88%, due 03/01/2018	90	90
PetroHawk Energy Corp.
9.13%, due 07/15/2013	100	103
Paper & Forest Products (0.4%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	171	189
Real Estate Investment Trusts (1.0%)
iStar Financial, Inc.
4.88%, due 01/15/2009	375	367
Westfield Group -144A
5.40%, due 10/01/2012	$168	$170
Real Estate Management & Development (0.6%)
ERP Operating, LP
5.38%, due 08/01/2016	133	121
Post Apartment Homes, LP
6.30%, due 06/01/2013	171	181
Specialty Retail (0.3%)
Lowe’s Companies, Inc.
6.65%, due 09/15/2037	65	65
Petro Stopping Centers, LP / Petro Financial Corp.
9.00%, due 02/15/2012	70	73
Wireless Telecommunication Services (0.2%)
Nextel Communications, Inc.
7.38%, due 08/01/2015	100	91

Total Corporate Debt Securities (cost $5,413)		5,338

	Shares	Value
COMMON STOCKS (68.6%)
Capital Markets (4.4%)
AllianceBernstein Holding, LP	30,000	1,992
Raymond James Financial, Inc.	10,450	293
Commercial Banks (1.9%)
PNC Financial Services Group, Inc.	10,000	656
Wells Fargo & Co.	9,000	306
Diversified Financial Services (2.7%)
Bank of America Corp.	31,256	1,386
Electric Utilities (0.5%)
Dominion Resources, Inc.	6,000	258
Energy Equipment & Services (2.6%)
Transocean, Inc.	5,422	665
Weatherford International, Ltd. ‡	11,200	692
Food Products (1.2%)
Kraft Foods, Inc. Class A	21,037	616
Household Products (1.7%)
Colgate-Palmolive Co.	7,000	539
Kimberly-Clark Corp.	5,000	328
Industrial Conglomerates (3.6%)
General Electric Co.	24,000	850
McDermott International, Inc. ‡	21,000	991
Insurance (1.1%)
American International Group, Inc.	10,000	552
IT Services (1.4%)
Fiserv, Inc. ‡	14,420	741
Life Sciences Tools & Services (1.2%)
Thermo Fisher Scientific, Inc. ‡	12,000	618
Marine (2.6%)
Genco Shipping & Trading, Ltd.	27,700	1,366
Media (2.4%)
Time Warner, Inc.	46,000	724
Walt Disney Co. (The)	17,800	533

	Shares	Value
Metals & Mining (3.3%)
Cia Vale do Rio Doce	34,000	$1,019
Fording Canadian Coal Trust	15,000	674
Oil, Gas & Consumable Fuels (9.2%)
Anadarko Petroleum Corp.	11,000	645
BP PLC	23,050	1,469
Exxon Mobil Corp.	8,000	691
Marathon Oil Corp.	25,500	1,195
Valero Energy Corp.	13,000	769
Pharmaceuticals (10.0%)
Bristol-Myers Squibb Co.	83,000	1,925
Merck & Co., Inc.	35,000	1,620
Pfizer, Inc.	45,000	1,052
Schering-Plough Corp.	30,000	587
Real Estate Investment Trusts (2.6%)
Annaly Capital Management, Inc. REIT	67,000	1,321
Road & Rail (1.5%)
Union Pacific Corp.	6,000	750
Software (4.7%)
Microsoft Corp.	74,000	2,412
Textiles, Apparel & Luxury Goods (1.3%)
Hanesbrands, Inc. ‡	26,200	671
Tobacco (6.2%)
Altria Group, Inc.	30,400	2,305
Loews Corp. - Carolina Group	11,000	903
Transportation Infrastructure (2.2%)
Aegean Marine Petroleum Network, Inc.	34,400	1,125
Wireless Telecommunication Services (0.3%)
Sprint Nextel Corp.	15,000	158
Total Common Stocks (cost $28,881)		35,397

Total Investment Securities (cost $44,464) #		$51,038

NOTES TO SCHEDULE OF INVESTMENTS

*	Floating or variable rate note. Rate is listed as of January 31, 2008.
‡	Non-income producing.
(1)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of January 31, 2008.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $44,254. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $8,487 and $1,703, respectively. Net unrealized appreciation for tax purposes is $6,784.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities aggregated $1,936 or 3.75% of net assets of the Fund.

REIT	Real Estate Investment Trust.

TA IDEX UBS Dynamic Alpha

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (0.4%)
Germany (0.4%)
Henkel KGAA	19,727	$896
Total Preferred Stocks (cost $992)		896

COMMON STOCKS (88.0%)
Australia (0.6%)
National Australia Bank, Ltd.	10,532	331
Qantas Airways, Ltd.	60,225	255
QBE Insurance Group, Ltd.	22,085	558
Westpac Banking Corp.	4,860	113
Austria (0.2%)
Telekom Austria AG	14,953	420
Belgium (0.3%)
Fortis	14,444	322
KBC Groep NV	1,841	234
Mobistar SA	435	41
Bermuda (0.6%)
Accenture, Ltd. Class A	9,100	315
Catlin Group, Ltd.	12,510	91
Esprit Holdings, Ltd.	21,500	280
Lancashire Holdings, Ltd.	2,921	17
Weatherford International, Ltd. ‡	8,500	526
YUE Yuen Industrial Holdings, Ltd.	25,000	73
Canada (0.7%)
Canadian National Railway Co.	2,600	131
Manulife Financial Corp.	2,700	101
Research In Motion, Ltd. ‡	7,000	657
Toronto-Dominion Bank	7,900	533
Cayman Islands (0.0%)
Leaf Clean Energy Co. ‡	28,581	61
Denmark (0.1%)
AP Moeller - Maersk A/S Class B	24	237
Finland (0.5%)
Nokia OYJ	9,894	363
Stora ENSO OYJ Class R	42,113	583
Tietoenator OYJ	5,612	104
UPM-Kymmene OYJ	3,524	67
France (5.0%)
AXA SA	34,330	1,174
BNP Paribas	11,857	1,171
Bouygues	1,816	139
Capital Gemini SA	1,300	71
France Telecom SA	60,308	2,118
Michelin (C.G.D.E.) Class B	1,965	189
Neuf Cegetel	1,101	57
Renault SA	2,882	328
Suez SA	25,384	1,549
Technip SA	1,540	99
Total SA	46,080	3,340
Unibail-Rodamco	930	220
Germany (4.0%)
Allianz SE	3,480	618
Bayerische Motoren Werke AG	2,875	157
Celesio AG	4,950	290
Daimler AG	11,850	923
Deutsche Bank AG	6,928	$777
Deutsche Post AG	13,661	439
Deutsche Postbank AG	2,623	217
Deutsche Telekom AG	20,217	412
E.ON AG	2,374	435
Fresenius Medical Care AG	6,733	345
Gerresheimer AG ‡	4,117	210
Metro AG	10,238	836
SAP AG	16,354	782
Siemens AG	12,799	1,643
Stada Arzneimittel AG	4,115	258
Greece (0.3%)
Alpha Bank A.E.	8,835	291
National Bank of Greece SA	3,986	243
Hong Kong (0.1%)
Sun Hung KAI Properties, Ltd.	11,000	218
Ireland (1.0%)
Anglo Irish Bank Corp. PLC	10,411	147
Bank of Ireland	67,230	982
CRH PLC	18,951	716
Irish Life & Permanent PLC	6,668	106
Smurfit Kappa Group PLC ‡	4,804	65
Smurfit Kappa PLC ‡	6,046	82
Isle of Man (0.0%)
Lamprell PLC	10,152	72
Italy (1.2%)
Banco Popolare SC ‡	2,042	41
ENI SpA	38,594	1,243
Intesa Sanpaolo SpA	184,536	1,308
Japan (2.4%)
Asahi Breweries, Ltd.	16,800	297
Bank of Yokohama, Ltd. (The)	27,000	177
Canon, Inc.	7,900	335
Casio Computer Co., Ltd.	6,300	67
Fast Retailing Co., Ltd.	1,600	119
Honda Motor Co., Ltd.	12,500	387
Hoya Corp.	9,600	261
Japan Tobacco, Inc.	58	308
JFE Holdings, Inc.	3,700	173
KDDI Corp.	23	157
Komatsu, Ltd.	7,600	185
Leopalace21 Corp.	4,600	112
Mitsubishi Corp.	2,800	74
Mitsui O.S.K. Lines, Ltd.	31,000	381
Mitsui Sumitomo Insurance Co., Ltd.	26,000	269
NTN Corp.	16,000	116
NTT DoCoMo, Inc.	149	236
Omron Corp.	2,300	48
Ricoh Co., Ltd.	13,000	205
Shin-Etsu Chemical Co., Ltd.	4,700	249
Sompo Japan Insurance, Inc.	14,000	128
Sumitomo Metal Industries, Ltd.	28,000	134
Sumitomo Mitsui Financial Group, Inc.	14	112

	Shares	Value
Japan (continued)
Sumitomo Trust & Banking Co., Ltd. (The)	26,000	$167
Toyota Motor Corp.	8,200	444
Jersey, C.I. (0.1%)
Experian Group, Ltd.	22,152	196
Luxembourg (0.6%)
Arcelor	12,336	815
SES	16,481	400
Netherlands (1.6%)
ASML Holding NV ‡	29,281	769
ING Groep NV	6,130	199
Koninklijke Philips Electronics NV	11,192	436
Ordina NV	1,325	19
Reed Elsevier NV ^	13,215	241
Royal KPN NV	45,889	829
STMicroelectronics NV	6,661	83
TNT NV	19,576	723
Netherlands Antilles (0.3%)
Schlumberger, Ltd.	8,600	649
Norway (0.3%)
Statoil ASA	13,850	362
Telenor ASA ‡	16,500	340
Panama (0.7%)
Carnival Corp.	28,200	1,255
McDermott International, Inc. ‡	6,300	297
Singapore (0.2%)
DBS Group Holdings, Ltd.	10,000	125
United Overseas Bank, Ltd.	20,000	248
Spain (0.8%)
Banco Santander Central Hispano SA	88,735	1,554
Sweden (0.8%)
Electrolux AB Series B, Class B	10,600	166
Holmen AB Class B	3,300	110
Skandinaviska Enskilda Banken AB Class A	3,400	77
Svenska Cellulosa AB Class B	37,900	605
Telefonaktiebolaget LM Ericsson Class B	291,000	659
Switzerland (4.3%)
Alcon, Inc.	3,100	440
Credit Suisse Group	29,886	1,696
Holcim, Ltd.	7,804	759
Nestle SA	2,587	1,154
Novartis AG	31,337	1,582
Roche Holding AG	18,284	3,308
Straumann Holding AG	682	175
United Kingdom (13.0%)
Aberdeen Asset Management PLC	45,909	131
Anite PLC	15,595	12
Ashtead Group PLC	38,910	62
Associated British Foods PLC	9,481	164
AstraZeneca PLC	19,873	$834
Aviva PLC	62,328	782
Barclays PLC	170,327	1,607
BP PLC	342,691	3,651
BPP Holdings PLC	8,036	91
British Airways PLC ‡	48,276	322
British American Tobacco PLC	7,619	273
British Polythene Industries	5,103	23
British Sky Broadcasting Group PLC	18,836	207
Brixton PLC REIT	23,382	164
BT Group PLC Class A	47,633	247
Cadbury Schweppes PLC	8,924	99
Carnival PLC	18,342	798
Cattles PLC	50,579	287
Centaur Media PLC	23,474	34
Centrica PLC	45,320	301
Compass Group PLC	49,556	314
Computacenter PLC	2,326	8
Daily Mail & General Trust	24,160	255
Diageo PLC	32,552	657
Dignity PLC	3,396	50
DSG International PLC	62,680	95
Eaga PLC ‡	3,900	12
Electrocomponents PLC	42,208	162
Enodis PLC	16,802	48
Entertainment Rights PLC ‡	109,902	19
Fenner PLC	10,911	49
Foseco PLC	12,441	67
Galiform PLC ‡	40,234	62
Galliford Try PLC	27,349	41
Georgica PLC ‡	12,555	9
GlaxoSmithKline PLC	80,769	1,914
Gyrus Group PLC ‡	1,903	24
HBOS PLC	83,315	1,161
Highway Insurance Holdings PLC	16,719	23
Hmv Group PLC	132,998	338
HSBC Holdings PLC	67,924	1,019
IMI PLC	14,673	110
KESA Electricals PLC	17,567	84
Kingfisher PLC	66,670	195
Land Securities Group PLC REIT	5,133	164
LogicaCMG PLC	190,912	413
Lookers PLC	18,804	33
Majestic Wine PLC	7,003	33
Northgate Information Solutions PLC	70,773	132
Old Mutual PLC	76,362	190
Paypoint PLC	5,496	63
Phoenix IT Group, Ltd.	6,180	31
Premier Farnell PLC	46,206	131
Prudential PLC	75,365	966
Quintain Estates & Development PLC	3,547	35
Regus Group PLC	81,579	118
Rentokil Initial PLC	68,894	149

	Shares	Value
United Kingdom (continued)
Restaurant Group PLC	13,925	$42
Rexam PLC	5,576	47
Rio Tinto PLC	4,625	463
Royal Bank of Scotland Group PLC	114,982	886
Royal Dutch Shell PLC Class B	25,656	891
Scottish & Southern Energy PLC	4,037	123
Smg PLC ‡	243,958	74
Southern Cross Healthcare, Ltd.	8,877	63
Speedy Hire PLC	2,555	37
Taylor Nelson Sofres PLC	12,913	46
Ted Baker PLC	5,108	49
Tesco PLC	116,655	975
Tomkins PLC	6,814	24
Travis Perkins PLC	1,585	37
Tullow Oil PLC	7,594	91
Unilever PLC	7,362	243
Vectura Group PLC ‡	12,081	12
Vodafone Group PLC	943,600	3,300
Wolseley PLC	50,179	695
Yule Catto & Co. PLC	21,005	59
Zetar PLC ‡	6,516	66
United States (48.3%)
Abbott Laboratories	3,200	180
Abercrombie & Fitch Co. Class A	3,100	247
Affiliated Computer Services, Inc. Class A ‡	3,300	161
Aflac, Inc.	19,400	1,190
Allergan, Inc.	42,100	2,829
Amazon.Com, Inc. ‡^	3,800	295
American Electric Power Co., Inc.	19,000	814
American Express Co.	5,200	256
American Tower Corp. Class A ‡	5,000	188
Amgen, Inc. ‡	9,800	457
Analog Devices, Inc.	31,700	899
Anheuser-Busch Cos., Inc.	5,800	270
Apache Corp.	2,400	229
Apple, Inc. ‡	6,500	880
Arch Coal, Inc.	1,900	84
AT&T, Inc.	25,400	978
Automatic Data Processing, Inc.	6,900	280
Bank of New York Mellon Corp.	23,726	1,106
Baxter International, Inc.	10,100	614
Becton Dickinson & Co.	6,500	562
BlackRock, Inc. Class A ^	600	133
Boeing Co.	3,800	316
BorgWarner, Inc.	21,400	1,083
Burlington Northern Santa Fe Corp.	26,600	2,301
Campbell Soup Co.	5,500	174
CB Richard Ellis Group, Inc. Class A ‡^	6,200	120
Cephalon, Inc. ‡^	6,000	394
Chevron Corp.	5,300	448
Chico’s FAS, Inc. ‡	24,700	267
Cisco Systems, Inc. ‡	31,600	774
Citigroup, Inc.	90,300	$2,548
City National Corp.	4,200	239
Coach, Inc. ‡	10,700	343
Comcast Corp. Class A ‡	77,700	1,411
ConocoPhillips	4,600	369
Consol Energy, Inc.	4,200	307
Constellation Brands, Inc. Class A ‡	48,100	1,005
Costco Wholesale Corp.	7,200	489
Davita, Inc. ‡	3,400	181
Dell, Inc. ‡	41,100	824
Discover Financial Services	31,950	559
eBay, Inc. ‡	16,400	441
EMC Corp. ‡	19,700	313
Ensco International, Inc.	13,600	695
EOG Resources, Inc.	10,900	954
Estee Lauder Cos., Inc. (The) Class A	4,000	169
Exelon Corp.	33,600	2,560
Express Scripts, Inc. Class A ‡	5,600	378
Exxon Mobil Corp.	7,100	614
FedEx Corp.	13,800	1,290
Fifth Third Bancorp	44,600	1,209
FirstEnergy Corp.	1,800	128
Fortune Brands, Inc.	10,500	734
Freddie Mac	23,700	720
Freeport-McMoRan Copper & Gold, Inc.	2,800	249
Genentech, Inc. ‡	8,400	590
General Dynamics Corp.	3,500	296
General Electric Co.	99,800	3,534
Genzyme Corp. ‡	20,400	1,594
Goldman Sachs Group, Inc. (The)	2,200	442
Google, Inc. Class A ‡	2,200	1,241
Halliburton Co.	40,500	1,343
Harley-Davidson, Inc.	6,400	260
Hartford Financial Services Group, Inc.	9,100	735
Illinois Tool Works, Inc.	38,000	1,915
Intel Corp.	109,400	2,319
International Game Technology	20,800	888
Interpublic Group of Cos., Inc. ‡	68,400	611
Intuit, Inc. ‡	15,400	473
ITT Educational Services, Inc. ‡^	6,900	630
J Crew Group, Inc. ‡^	11,700	535
Johnson & Johnson	26,800	1,695
Johnson Controls, Inc.	27,400	969
JPMorgan Chase & Co.	16,700	794
Laboratory Corp. of America Holdings ‡	10,500	776
Lexmark International, Inc. Class A ‡	10,200	369
Linear Technology Corp. ^	14,500	401
LSI Corp. ‡	49,300	257
Manitowoc Co., Inc. (The)	5,400	206
Martin Marietta Materials, Inc. ^	2,400	295
Masco Corp. ^	58,300	1,337
Mastercard, Inc. Class A	5,800	1,201
McGraw-Hill Cos., Inc. (The)	9,900	423

	Shares	Value
United States (continued)
Medco Health Solutions, Inc. ‡	26,000	$1,302
Medtronic, Inc.	23,800	1,108
Merck & Co., Inc.	31,600	1,462
Microchip Technology, Inc.	5,900	188
Microsoft Corp.	34,200	1,115
Millipore Corp. ‡	4,300	302
Monsanto Co.	2,700	304
Morgan Stanley	46,800	2,313
Network Appliance, Inc. ‡	31,800	738
News Corp. Class A	40,600	767
NiSource, Inc.	30,300	575
Northeast Utilities	1,600	44
Omnicom Group, Inc.	18,700	848
PACCAR, Inc.	19,000	892
Peabody Energy Corp.	20,000	1,080
Pepco Holdings, Inc.	10,300	262
PepsiCo, Inc.	3,200	218
Pharmaceutical Product Development, Inc.	4,100	178
Praxair, Inc.	14,700	1,189
Precision Castparts Corp.	2,400	273
Principal Financial Group, Inc. ^	7,400	441
Procter & Gamble Co.	4,700	310
Qualcomm, Inc.	19,300	819
Quest Diagnostics, Inc.	7,500	370
Range Resources Corp.	4,300	225
Red Hat, Inc. ‡^	13,000	243
RH Donnelley Corp. ‡^	15,800	475
Royal Caribbean Cruises, Ltd. ^	14,600	588
Ryder System, Inc.	8,400	437
Schering-Plough Corp.	27,600	540
Sempra Energy	17,000	950
Southwest Airlines Co.	31,500	370
Southwestern Energy Co. ‡	3,600	201
Sprint Nextel Corp. ^	166,200	1,750
Starbucks Corp. ‡	17,900	339
State Street Corp.	3,500	287
SunTrust Banks, Inc. ^	9,900	683
Symantec Corp. ‡	102,000	1,829
Synthes, Inc.	1,424	182
SYSCO Corp.	64,200	1,865
T. Rowe Price Group, Inc.	4,800	243
Target Corp.	12,700	706
Time Warner, Inc.	3,700	58
United Technologies Corp.	10,600	778
UnitedHealth Group, Inc.	11,300	575
Viacom, Inc. Class B ‡	15,500	601
Wells Fargo & Co.	80,600	2,741
Wyeth	51,700	2,058
Wynn Resorts, Ltd. ^	8,500	977
Xilinx, Inc.	31,200	682
XTO Energy, Inc.	6,450	335
Zimmer Holdings, Inc. ‡	9,200	720
Virgin Islands, British (0.0%)
Dolphin Capital Investors, Ltd. ‡	20,275	$54
Total Common Stocks (cost $196,080)		185,599

Total Securities Lending Collateral (cost $7,328) (1)		7,328

Total Investment Securities (cost $204,400) #		$193,823

SWAP AGREEMENTS

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.EM. 6 Year Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 1.40%. Counterparty: Goldman Sachs	12/20/11		$16,000	$455

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Goldman Sachs	06/20/12		15,000	(27)

Receive a floating rate based on 6-month CHF-LIBOR and the Fund will pay a fixed rate equal to 3.33%. Counterparty: Goldman Sachs	12/18/17	CHF	2,000	15

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 4.59%. Counterparty: Deutsche Bank AG	01/22/37	GBP	3,000	92

Receive a fixed rate equal to 3.10% and the Fund will pay a floating rate based on U.K. Retail Price Index. Counterparty: Goldman Sachs	01/22/37	GBP	4,000	(957)

SWAP AGREEMENTS

	Expiration Date	Notional Amount		Net Unrealized Appreciation (Depreciation)
Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 2.50%. Counterparty: Deutsche Bank AG	01/26/37	JPY	200,000	$(32)

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 4.72%. Counterparty: Goldman Sachs	01/29/37	GBP	3,000	(24)

Receive a fixed rate equal to 3.07% and the Fund will pay a floating rate based on U.K. Retail Price Index. Counterparty: Deutsche Bank AG	01/29/37	GBP	4,000	(1,001)

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 2.57%. Counterparty: Goldman Sachs	02/02/37	JPY	450,000	(141)

Receive a fixed rate equal to 5.21% and the Fund will pay a floating rate based on 6-month Great British Pound-LIBOR . Counterparty: Deutsche Bank AG	06/29/37	GBP	3,000	(483)

Receive a fixed rate equal to 3.10% and the Fund will pay a floating rate based on U.K. Retail Price Index. Counterparty: Deutsche Bank AG	06/29/37	GBP	4,000	(584)

Receive a floating rate based on 6-month Great British Pound-LIBOR and the Fund will pay a fixed rate equal to 5.12% . Counterparty: Deutsche Bank AG	07/27/37	GBP	1,000	(135)

			$705,000	$(2,822)

FUTURES CONTRACTS:

	Contracts (•)	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)

10 Year Australia Long Bond	171	03/15/2008	$16,999	$157
10 Year Canadian Bond	(85)	03/31/2008	(9,873)	(24)
10 Year Japan Bond	(16)	03/20/2008	(2,204,000)	(118)
10 Year U.S. Treasury Note	(384)	03/30/2008	(44,820)	(1,138)
Amsterdam Index	46	02/18/2008	4,061	(271)
CAC-40 Index	(200)	02/15/2008	(9,759)	1,181
DAX Index	(90)	03/20/2008	(15,548)	3,119
DJ Euro STOXX 50 Index	(70)	03/21/2008	(2,674)	(33)
Euro-Bund	(13)	03/10/2008	(1,517)	14
FTSE 100 Index	(27)	03/21/2008	(1,586)	233
FTSE/JSE Index	(139)	03/20/2008	(35,230)	156
Hang Seng Index	(26)	02/27/2008	(35,542)	99
H-Shares Index	(140)	02/28/2008	(87,415)	623
IBEX 35 Index	(6)	02/16/2008	(795)	95
MSCI SING IX ETS	(28)	02/25/2008	(2,023)	56
MSCI Taiwan Index	(20)	02/28/2008	(587)	9
NIKKEI 225 OSE	(49)	03/10/2008	(663,950)	1,070
OMXS30 Index	(196)	02/23/2008	(18,571)	36
S&P 500 Index	(162)	03/17/2008	(55,874)	2,381
S&P MIB Index	(11)	03/20/2008	(1,887)	348
S&P/TSE 60 Index	(99)	03/19/2008	(15,337)	306
SPI 200 Index	(111)	03/15/2008	(15,610)	1,442
			$(3,201,538)	$9,741

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought(Sold)	Net Unrealized Appreciation (Depreciation)

Australian Dollar	(11,320)	07/23/2008	$(9,908)	$10
Brazil Real	(3,670)	06/02/2008	(2,040)	2
Canadian Dollar	(18,885)	07/23/2008	(18,535)	(122)
Euro Dollar	(61,070)	07/23/2008	(90,335)	450
Hong Kong Dollar	(26,310)	07/23/2008	(3,381)	(4)
Japanese Yen	2,279,500	07/23/2008	21,644	8
Malaysian Ringgit	12,909	06/02/2008	3,964	19
Mexican Peso	22,980	07/23/2008	2,063	20
New Zealand Dollar	(11,095)	07/23/2008	(8,468)	6
Norwegian Krone	(6,850)	07/23/2008	(1,284)	40
Singapore Dollar	6,155	07/23/2008	4,352	18
Swedish Krona	109,300	07/23/2008	17,195	(225)
Swiss Franc	20,885	07/23/2008	19,290	3
Taiwan Dollar	551,400	06/02/2008	17,312	15
United Kingdom Pound	(27,650)	07/23/2008	(54,070)	(294)
			$(102,201)	$(54)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS

Currency Bought		Currency Sold		Settlement Date	Net Unrealized Appreciation (Depreciation)

Australian Dollar	4,129	Japanese Yen	374,800	07/23/2008	$50
Euro Dollar	2,430	Japanese Yen	377,816	07/23/2008	(13)
					$37

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	9.8%	$19,045
Pharmaceuticals	8.6%	16,673
Oil, Gas & Consumable Fuels	7.4%	14,424
Insurance	3.8%	7,390
Media	3.3%	6,470
Capital Markets	3.1%	6,022
Industrial Conglomerates	3.1%	5,934
Electric Utilities	3.0%	5,893
Wireless Telecommunication Services	3.0%	5,811
Semiconductors & Semiconductor Equipment	2.9%	5,600
Diversified Telecommunication Services	2.8%	5,401
Hotels, Restaurants & Leisure	2.7%	5,209
Energy Equipment & Services	2.5%	4,933
Software	2.3%	4,441
Health Care Providers & Services	2.2%	4,279
Food & Staples Retailing	2.2%	4,198
Health Care Equipment & Supplies	2.0%	3,825
Diversified Financial Services	1.8%	3,541
Machinery	1.8%	3,520
Communications Equipment	1.7%	3,272
Computers & Peripherals	1.6%	3,124
Biotechnology	1.6%	3,034
Road & Rail	1.5%	2,870
IT Services	1.4%	2,747
Automobiles	1.3%	2,498
Air Freight & Logistics	1.3%	2,452
Beverages	1.3%	2,447
Specialty Retail	1.2%	2,255
Auto Components	1.2%	2,241
Food Products	1.0%	1,900
Chemicals	1.0%	1,868
Metals & Mining	0.9%	1,834
Construction Materials	0.9%	1,770
Internet Software & Services	0.9%	1,682
Aerospace & Defense	0.9%	1,663
Paper & Forest Products	0.7%	1,447
Building Products	0.7%	1,337
Household Products	0.6%	1,206
Consumer Finance	0.6%	1,103
Household Durables	0.5%	979
Airlines	0.5%	946
Trading Companies & Distributors	0.5%	905
Diversified Consumer Services	0.4%	771
Real Estate Management & Development	0.4%	760
Thrifts & Mortgage Finance	0.4%	720
Multiline Retail	0.4%	706

Life Sciences Tools & Services	0.3%	690
Marine	0.3%	617
Electronic Equipment & Instruments	0.3%	602
Commercial Services & Supplies	0.3%	586
Tobacco	0.3%	581
Office Electronics	0.3%	540
Textiles, Apparel & Luxury Goods	0.2%	465
Real Estate Investment Trusts	0.2%	327
Multi-Utilities	0.1%	301
Internet & Catalog Retail	0.1%	295
Personal Products	0.1%	169
Containers & Packaging	0.1%	135
Construction & Engineering	0.0%	41
Investment Securities, at value	96.3%	186,495
Short-Term Investments	3.7%	7,328
Total Investments	100.0%	$193,823

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $7,020.
‡	Non Income Producing.
•	Contract Amounts are not in thousands.
(1)

Cash collateral for the Repurchase Agreements, valued at $1,437, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $181,228. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $31,176 and $18,581, respectively. Net unrealized appreciation for tax purposes is $12,595.

DEFINITIONS:

REIT	Real Estate Investment Trust

TA IDEX UBS Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.6%)
Air Freight & Logistics (1.6%)
FedEx Corp.	135,900	$12,704
Airlines (0.8%)
Southwest Airlines Co.	564,200	6,618
Auto Components (4.0%)
BorgWarner, Inc.	307,500	15,562
Johnson Controls, Inc.	462,500	16,359
Automobiles (0.5%)
Harley-Davidson, Inc.	108,700	4,411
Beverages (1.0%)
Anheuser-Busch Cos., Inc.	47,000	2,186
Constellation Brands, Inc. Class A ‡	267,200	5,585
Biotechnology (0.5%)
Cephalon, Inc. ‡^	62,800	4,122
Building Products (1.5%)
Masco Corp.	530,200	12,158
Capital Markets (4.8%)
Morgan Stanley	524,600	25,931
Northern Trust Corp.	174,000	12,765
Commercial Banks (10.6%)
Bank of New York Mellon Corp.	345,055	16,090
City National Corp.	67,900	3,862
Fifth Third Bancorp	571,600	15,490
SunTrust Banks, Inc.	208,500	14,376
Wells Fargo & Co.	1,057,800	35,976
Consumer Finance (1.0%)
Discover Financial Services	440,500	7,709
Diversified Financial Services (8.3%)
Bank of America Corp.	267,600	11,868
Citigroup, Inc.	1,181,100	33,331
JPMorgan Chase & Co.	457,700	21,763
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	528,900	20,357
Electric Utilities (8.0%)
American Electric Power Co., Inc.	362,100	15,509
Exelon Corp.	224,500	17,104
NiSource, Inc.	275,500	5,232
Northeast Utilities	369,700	10,248
Pepco Holdings, Inc.	288,200	7,337
Sempra Energy	155,200	8,676
Energy Equipment & Services (2.9%)
Ensco International, Inc. ^	140,400	7,177
Halliburton Co.	491,000	16,287
Food & Staples Retailing (0.8%)
Costco Wholesale Corp.	96,600	6,563
Health Care Providers & Services (2.5%)
Medco Health Solutions, Inc. ‡	322,800	16,166
UnitedHealth Group, Inc.	70,100	3,564
Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	331,900	14,766
Household Durables (1.3%)
Fortune Brands, Inc.	144,000	10,068
Industrial Conglomerates (5.2%)
General Electric Co.	1,180,200	$41,791
Insurance (3.8%)
Aflac, Inc.	188,700	11,573
Hartford Financial Services Group, Inc.	150,600	12,164
Principal Financial Group, Inc.	115,300	6,873
Machinery (3.7%)
Illinois Tool Works, Inc.	346,200	17,449
PACCAR, Inc.	268,100	12,579
Media (5.6%)
Comcast Corp. Class A ‡	844,200	15,330
Interpublic Group of Cos., Inc. ‡^	906,600	8,096
News Corp. Class A	436,600	8,252
Omnicom Group, Inc.	195,500	8,870
RH Donnelley Corp. ‡^	157,400	4,733
Oil, Gas & Consumable Fuels (9.5%)
Chevron Corp.	355,500	30,040
Exxon Mobil Corp.	373,600	32,279
Peabody Energy Corp.	263,400	14,229
Pharmaceuticals (7.1%)
Johnson & Johnson	271,200	17,156
Merck & Co., Inc.	389,100	18,008
Wyeth	563,400	22,423
Road & Rail (2.2%)
Burlington Northern Santa Fe Corp.	209,400	18,117
Software (1.9%)
Symantec Corp. ‡	839,600	15,054
Thrifts & Mortgage Finance (0.9%)
Freddie Mac	230,400	7,002
Wireless Telecommunication Services (2.3%)
Sprint Nextel Corp.	1,759,463	18,527
Total Common Stocks (cost $805,108)		778,465

INVESTMENT COMPANIES (0.5%)
Capital Markets (0.5%)
SPDR Trust Series 1 Series T, Class T ^	30,000	4,113
Total Investment Companies (cost $4,027)		4,113

Total Securities Lending Collateral (cost $14,650) (1)		14,650

Total Investment Securities (cost $823,785) #		$797,228

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $14,159.
‡	Non-income producing.
(1)

Cash collateral for the Repurchase Agreements, valued at $2,874, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $824,836. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $47,450 and $75,058, respectively. Net unrealized depreciation for tax purposes is $27,608.

TA IDEX Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal		Value
SOVEREIGN GOVERNMENT OBLIGATIONS (65.7%)
Argentina (3.3%)
Argentine Republic
Zero Coupon, due 04/10/2005 – 12/15/2035 *	$56,571		$2,643
5.83%, due 12/31/2033	10,839		4,170
8.28%, due 12/31/2033	122		98
Republic of Argentina- DIS
8.28%, due 12/31/2033 (1)	4,383		4,037
Brazil (11.9%)
Republic of Brazil
6.00%, due 01/17/2017	5,960		6,079
8.00%, due 01/15/2018	10,737		12,133
8.88%, due 10/14/2019 – 04/15/2024	4,833		6,036
10.00%, due 08/07/2011	4,450		5,251
10.50%, due 07/14/2014	2,580		3,317
11.00%, due 08/17/2040	5,260		7,062
Bulgaria (1.3%)
Republic of Bulgaria , Reg S
8.25%, due 01/15/2015	3,750		4,474
Colombia (2.6%)
Republic of Colombia
7.38%, due 09/18/2037	3,110		3,320
8.25%, due 12/22/2014	2,200		2,513
11.75%, due 02/25/2020	2,100		3,071
Cote d’Ivoire (0.4%)
Republic of Ivory Coast
3.00%, due 03/30/2018 (1)	3,495		1,296
Ecuador (1.2%)
Republic of Ecuador , Reg S
9.38%, due 12/15/2015	1,590		1,607
Republic of Ecuador-Regs
10.00%, due 08/15/2030	2,510		2,429
Egypt (0.7%)
Arab Republic of Egypt -144A
8.75%, due 07/18/2012	EGP	13,120	2,413
Gabon (0.8%)
Gabonese Republic -144A
8.20%, due 12/12/2017	2,510		2,632
Mexico (11.2%)
Mexican Bonos
8.00%, due 12/17/2015	MXN	56,480	5,333
Mexico Government International Bond
5.63%, due 01/15/2017	7,250		7,496
6.75%, due 09/27/2034	4,387		4,755
United Mexican States
8.38%, due 01/14/2011	3,367		3,773
9.50%, due 12/18/2014	MXN	159,990	16,282
Panama (1.9%)
Republic of Panama
7.13%, due 01/29/2026	2,720		2,886
7.25%, due 03/15/2015	1,220		1,348
9.38%, due 04/01/2029	300		396
Republic of Panama
9.63%, due 02/08/2011	$1,476		$1,679
Peru (2.5%)
Republic of Peru
8.38%, due 05/03/2016	2,200		2,622
8.75%, due 11/21/2033	3,190		4,219
9.88%, due 02/06/2015	1,180		1,491
Philippines (9.8%)
Republic of the Philippines
8.88%, due 03/17/2015	9,520		11,234
9.00%, due 02/15/2013	3,930		4,539
9.50%, due 02/02/2030	12,772		16,891
Qatar (0.6%)
State of Qatar , Reg S
9.75%, due 06/15/2030	1,220		1,932
Russian Federation (4.4%)
Russian Federation , Reg S
11.00%, due 07/24/2018	1,420		2,066
12.75%, due 06/24/2028	3,470		6,360
Russian Ministry of Finance
3.00%, due 05/14/2011	6,610		6,213
Turkey (4.4%)
Republic of Turkey
11.00%, due 01/14/2013	8,700		10,766
11.88%, due 01/15/2030	2,500		3,919
Ukraine (0.9%)
Ukraine Government -144A
6.58%, due 11/21/2016	3,010		3,017
Venezuela (7.8%)
Republic of Venezuela
5.75%, due 02/26/2016	1,640		1,371
8.50%, due 10/08/2014	2,100		2,095
9.25%, due 09/15/2027	17,020		17,275
10.75%, due 09/19/2013	4,930		5,423
Total Sovereign Government Obligations (cost $210,151)			219,962

STRUCTURED NOTES (2.8%)
Brazil (1.9%)
Republic of Brazil Credit Linked Note
6.00%, due 05/18/2009	4,448		6,174
Cayman Islands (0.9%)
Republic of Brazil Credit Linked Note (Banco ABN Amro Real SA, Grand Cayman Branch) , Reg S
16.20%, due 02/22/2010	BRL	5,060	$3,049
Total Structured Notes (cost $7,069)			9,223

ASSET-BACKED SECURITIES (0.4%)
Netherlands (0.4%)
Tjiwi Kimia Finance BV, Reg S
4.25%, due 04/28/2015 *	1,368		1,149
Total Asset-Backed Securities (cost $1,179)			1,149

		Principal	Value
CORPORATE DEBT SECURITIES (19.1%)
Bahamas (1.0%)
Credit Suisse
6.74%, due 12/20/2012	$3,400		$3,423
Chile (1.4%)
Empresa Nacional del Petroleo , Reg S
6.75%, due 11/15/2012		4,300	4,611
Korea, Republic of (0.4%)
Korea Development Bank
5.30%, due 01/17/2013		1,320	1,343
Luxembourg (6.5%)
GAZ Capital for Gazprom -144A
6.21%, due 11/22/2016		5,743	5,599
8.63%, due 04/28/2034		4,480	5,483
RSHB Capital SA for OJSC Russian Agricultural Bank -144A
6.30%, due 05/15/2017		1,527	1,447
7.18%, due 05/16/2013		4,580	4,696
Tnk-BP Finance SA -144A
7.88%, due 03/13/2018		4,769	4,721
Mexico (0.6%)
Pemex Project Funding Master Trust
8.63%, due 12/01/2023		1,750	2,170
Netherlands (1.2%)
Pindo Deli Finance BV , Reg S
0.00, due 04/28/2025		10,915	1,119
4.25%, due 04/28/2015 – 04/28/2018 *		1,650	751
4.29%, due 04/28/2015 *		415	348
Tjiwi Kimia Finance BV , Reg S
0.00, due 04/28/2027		2,545	261
4.29%, due 04/28/2015 – 04/28/2018 *		3,148	1,432
Trinidad and Tobago (1.0%)
National Gas Co. of Trinidad & Tobago, Ltd., Reg S
6.05%, due 01/15/2036		3,406	3,275
United States (7.0%)
Credit Suisse
5.88%, due 12/20/2012		3,500	3,554
JPMorgan Chase & Co. -144A
7.00%, due 06/28/2017	RUB	78,000	2,939
Pemex Project Funding Master Trust -144A
5.75%, due 03/01/2018		6,220	6,323
6.99%, due 06/15/2010 *		5,450	5,474
9.13%, due 10/13/2010		4,500	5,033
Total Corporate Debt Securities (cost $66,799)			64,002

Total Investment Securities (cost $285,198) #			$294,336

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts (•)	Date	Amount	(Depreciation)

2-Year U.S. Treasury Note	(51)	04/03/2008	$(10,874)	$(18)
5-Year U.S. Treasury Note	657	03/17/2008	72,937	2,601
5-Year U.S. Treasury Note	(705)	03/31/2008	(79,665)	(2,323)
			$(17,602)	$260

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Sovereign Government Obligation	76.8%	$226,136
Oil, Gas & Consumable Fuels	11.8%	34,693
Commercial Banks	7.6%	22,233
Diversified Financial Services	2.1%	6,214
Paper & Forest Products	1.3%	3,911
Asset-Backed Securities	0.4%	1,149
Investment Securities, at value	100.0%	294,336
Total Investments	100.0%	$294,336

NOTES TO SCHEDULE OF INVESTMENTS

*	Floating or variable rate note. Rate is listed as of January 31, 2008.
•	Contract amounts are not in thousands.
(1)	In Default.
#

Aggregate cost for federal income tax purposes is $286,214. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $13,157 and $5,035, respectively. Net unrealized appreciation for tax purposes is $8,122.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities aggregated $39,794 or 11.89% of net assets of the Fund.

BRL	Brazil Real
EGP	Egypt Pound
MXN	Mexico Nuevo Peso
RUB	Russia Ruble

TA IDEX Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.8%)
Air Freight & Logistics (4.7%)
CH Robinson Worldwide, Inc.	54,878	$3,048
Expeditors International Washington, Inc. ^	50,732	2,399
Airlines (1.0%)
UAL Corp.	29,857	1,133
Capital Markets (2.0%)
Calamos Asset Management, Inc. Class A	57,485	1,254
Glg Partners, Inc. ‡^	87,597	1,033
Chemicals (1.8%)
Nalco Holding Co.	101,792	2,132
Commercial Services & Supplies (8.3%)
ChoicePoint, Inc. ‡	41,460	1,380
Corporate Executive Board Co.	41,115	2,366
IHS, Inc. Class A ‡	28,794	1,784
Monster Worldwide, Inc. ‡	53,307	1,485
Stericycle, Inc. ‡	44,910	2,661
Construction & Engineering (0.7%)
Aecom Technology Corp. ‡	31,608	778
Construction Materials (3.3%)
Martin Marietta Materials, Inc. ^	23,401	2,872
Texas Industries, Inc.	16,690	946
Diversified Consumer Services (1.6%)
Apollo Group, Inc. Class A ‡	23,408	1,867
Diversified Financial Services (3.5%)
IntercontinentalExchange, Inc. ‡	14,555	2,037
Leucadia National Corp.	44,737	1,976
Electric Utilities (0.1%)
Brookfield Infrastructure Partners, LP ‡	3,615	76
Gas Utilities (1.4%)
Questar Corp.	32,484	1,654
Health Care Equipment & Supplies (1.6%)
GEN-Probe, Inc. ‡	32,270	1,844
Hotels, Restaurants & Leisure (9.8%)
Chipotle Mexican Grill, Inc. Class B ‡	945	91
Choice Hotels International, Inc.	31,927	1,066
Ctrip.Com International, Ltd.	32,279	1,474
Marriott International, Inc. Class A	49,057	1,764
Starbucks Corp. ‡	142,848	2,701
Wynn Resorts, Ltd.	36,635	4,212
Household Durables (1.8%)
Mohawk Industries, Inc. ‡^	12,323	985
NVR, Inc. ‡^	1,801	1,137
Insurance (1.2%)
Alleghany Corp. ‡	3,556	1,344
Internet & Catalog Retail (1.5%)
priceline.com, Inc. ‡^	16,321	1,771
Internet Software & Services (8.2%)
Alibaba.Com, Ltd. ‡	402,900	954
Baidu.Com ‡	9,907	2,773
Equinix, Inc. ‡^	22,596	1,707
NHN Corp. ‡	8,020	1,725
Tencent Holdings, Ltd.	390,000	$2,325
IT Services (3.7%)
Iron Mountain, Inc. ‡	51,760	1,780
Mastercard, Inc. Class A	12,316	2,549
Life Sciences Tools & Services (4.4%)
Illumina, Inc. ‡^	44,443	2,831
Techne Corp. ‡	35,479	2,306
Media (7.9%)
Aeroplan Income Fund	151,497	3,065
Discovery Holding Co. Class A ‡	75,610	1,756
Focus Media Holding, Ltd. ‡^	25,566	1,229
Grupo Televisa SA ^	74,402	1,658
Lamar Advertising Co. Class A ^	34,564	1,490
Oil, Gas & Consumable Fuels (8.5%)
Southwestern Energy Co. ‡	66,327	3,708
Ultra Petroleum Corp. ‡	89,413	6,152
Pharmaceuticals (1.5%)
Allergan, Inc.	26,009	1,748
Real Estate Management & Development (2.3%)
Brookfield Asset Management, Inc. Class A	45,186	1,458
Forest City Enterprises, Inc. Class A	30,557	1,218
Software (2.2%)
Autodesk, Inc. ‡	22,456	924
Salesforce.Com, Inc. ‡	31,728	1,659
Specialty Retail (2.9%)
Abercrombie & Fitch Co. Class A	42,246	3,367
Textiles, Apparel & Luxury Goods (2.8%)
Coach, Inc. ‡	60,163	1,928
Lululemon Athletica, Inc. ‡^	38,634	1,310
Trading Companies & Distributors (2.2%)
LI & Fung, Ltd.	690,000	2,598
Transportation Infrastructure (1.2%)
Grupo Aeroportuario del Pacifico SA de CV	31,919	1,368
Wireless Telecommunication Services (2.7%)
Crown Castle International Corp. ‡	39,918	1,445
NII Holdings, Inc. ‡	39,241	1,674
Total Common Stocks (cost $105,234)		109,975

Total Securities Lending Collateral (cost $19,568) (1)		19,568

Total Investment Securities (cost $124,802) #		$129,543

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $18,915.
‡	Non-income producing.
(1)

Cash collateral for the Repurchase Agreements, valued at $3,838, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $124,949. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $14,116 and $9,522, respectively. Net unrealized appreciation for tax purposes is $4,594.

TA IDEX Van Kampen Small Company Growth

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.7%)
Biotechnology (2.7%)
Alnylam Pharmaceuticals, Inc. ‡^	89,189	$2,679
Cepheid, Inc. ‡^	50,914	1,555
Capital Markets (7.3%)
Greenhill & Co., Inc. ^	90,975	6,144
Pzena Investment Management,	149,707	2,058
Inc. Class A ^
Riskmetrics Group, Inc. ‡	163,209	3,458
Commercial Services & Supplies (9.6%)
Advisory Board Co. (The) ‡	107,004	6,818
Corporate Executive Board Co.	40,215	2,314
Costar Group, Inc. ‡	95,531	4,045
Viad Corp.	75,761	2,027
Construction Materials (5.9%)
Eagle Materials, Inc. ^	135,153	5,095
Texas Industries, Inc.	74,500	4,222
Diversified Consumer Services (5.9%)
American Public Education, Inc. ‡	51,390	2,026
Strayer Education, Inc.	42,405	7,318
Diversified Telecommunication Services (2.7%)
Cogent Communications Group, Inc. ‡^	211,160	4,322
Electric Utilities (0.7%)
Brookfield Infrastructure Partners, LP ‡	54,316	1,141
Health Care Equipment & Supplies (0.4%)
Microbia Inc. ‡, § @	96,357	602
Hotels, Restaurants & Leisure (9.1%)
AFC Enterprises ‡	141,486	1,312
Ambassadors Group, Inc.	99,531	1,840
BJ’s Restaurants, Inc. ‡^	101,577	1,753
Ctrip.Com International, Ltd.	47,088	2,150
Peet’s Coffee & Tea, Inc. ‡^	15,504	340
PF Chang’s China Bistro, Inc. ‡^	111,523	3,172
Premier Exhibitions, Inc. ‡	99,152	603
Vail Resorts, Inc. ‡^	70,898	3,356
Household Durables (3.0%)
Gafisa SA ‡^	95,857	3,339
iRobot Corp. ‡^	70,838	1,429
Insurance (0.7%)
Greenlight Capital RE, Ltd. Class A ‡^	54,818	1,108
Internet & Catalog Retail (4.4%)
Blue Nile, Inc. ‡^	104,711	5,785
GSI Commerce, Inc. ‡^	73,364	1,195
Internet Software & Services (7.2%)
Bankrate, Inc. ‡^	32,065	1,739
CNET Networks, Inc. ‡^	176,761	1,395
Comscore, Inc. ‡	53,900	1,443
Equinix, Inc. ‡	33,438	2,525
Gmarket, Inc. ‡	67,779	1,379
Rediff.Com India, Ltd. ‡^	80,094	705
Vistaprint, Ltd. ‡^	60,495	2,251
IT Services (2.4%)
Forrester Research, Inc. ‡	99,439	2,387
Information Services Group, Inc. ‡^	236,388	1,366
Leisure Equipment & Products (1.8%)
Aruze Corp.	85,700	$2,798
Life Sciences Tools & Services (7.2%)
Illumina, Inc. ‡	72,140	4,595
Techne Corp. ‡	105,907	6,884
Machinery (1.3%)
Middleby Corp. ‡^	34,262	2,042
Media (6.0%)
CKX, Inc. ‡	101,828	1,018
Dena Co., Ltd.	278	1,700
Interactive Data Corp.	159,012	4,603
Lakes Entertainment, Inc. ‡	55,865	368
Marvel Entertainment, Inc. ‡	65,019	1,834
Metals & Mining (1.4%)
Kaiser Aluminum Corp.	35,076	2,244
Oil, Gas & Consumable Fuels (3.7%)
Carrizo Oil & Gas, Inc. ‡	44,585	2,170
Contango Oil & Gas Co. ‡	39,029	2,342
GMX Resources, Inc. ‡^	47,932	1,292
Real Estate Management & Development (0.7%)
Consolidated-Tomoka Land Co.	12,556	652
Fx Real Estate And Entertainment, Inc. ‡	20,365	128
HouseValues, Inc. ‡^	97,837	284
Semiconductors & Semiconductor Equipment (1.3%)
Tessera Technologies, Inc. ‡	52,305	2,049
Software (3.4%)
Blackboard, Inc. ‡	65,420	2,288
Longtop Financial Technologies, Ltd. ‡	108,307	1,977
Netsuite, Inc. ‡^	44,325	1,218
Specialty Retail (0.7%)
Citi Trends, Inc. ‡^	83,836	1,146
Textiles, Apparel & Luxury Goods (3.2%)
American Apparel, Inc. ‡	164,967	2,079
Iconix Brand Group, Inc. ‡	82,250	1,710
Lululemon Athletica, Inc. ‡^	38,288	1,297
Trading Companies & Distributors (0.6%)
Integrated Distribution Services Group, Ltd.	351,000	1,016
Transportation Infrastructure (3.4%)
Grupo Aeroportuario del Pacifico SA de CV	91,458	3,921
Macquarie Infrastructure Co. LLC	44,907	1,484
Total Common Stocks (cost $146,943)		153,535

Total Securities Lending Collateral (cost $45,659) (1)		45,659

Total Investment Securities (cost $192,602) #		$199,194

NOTES TO SCHEDULE OF INVESTMENTS

^	At January 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at January 31, 2008, of all securities on loan is $43,882.
§	Illiquid. At January 31, 2008, these securities aggregated $602, or 0.38%, of total investment securities of the Fund.
‡	Non-income producing.
@	Securities valued as determined in good faith in accordance with procedures established by the Board of Trustees of Transamerica IDEX Mutual Funds.
(1)

Cash collateral for the Repurchase Agreements, valued at $8,956, that serve as collateral for securities lending, are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.18% and 05/15/2008 - 12/21/2057, respectively.

#

Aggregate cost for federal income tax purposes is $192,741. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $22,418 and $15,965, respectively. Net unrealized appreciation for tax purposes is $6,453.

Appendix A

SCHEDULE OF INVESTMENTS

At January 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	TA IDEX AllianceBernstein International Value	TA IDEX American Century Large Company Value	TA IDEX Bjurman, Barry Micro Emerging Growth	TA IDEX BlackRock Large Cap Value	TA IDEX BlackRock Natural Resources

Abbey National PLC, Eurodollar Term, 3.06%, 3/24/2008	$55	$221	$351	$234	$351
ABN AMRO Bank NV, Eurodollar Term, 4.12%, 3/14/2008	37	148	234	156	234
Bank of Nova Scotia, Eurodollar Term, 4.15%, 3/17/2008	64	258	409	273	409
Barclays, Eurodollar Term, 4.88%, 4/4/2008	64	258	409	273	409
BNP Paribas, Eurodollar Term, 4.14%, 4/16/2008	91	369	585	390	585
Calyon, Eurodollar Term, 3.13%, 3/3/2008	155	627	994	664	995
Credit Suisse First Boston Corp., Repurchase Agreement, 3.22%, 2/1/2008	91	369	585	390	585
Dexia Group, Eurodollar Term, 3.15%, 3/31/2008	55	221	351	234	351
Fortis Bank, Eurodollar Term, 4.38%, 2/11/2008	91	369	585	390	585
General Electric Capital Corp., Commercial Paper, 3.89%, 2/15/2008	55	221	351	234	351
HBOS Halifax Bank of Scotland, Eurodollar Term, 4.87%, 2/19/2008	82	332	526	351	527
Lloyds TSB Bank, Eurodollar Term, 4.51%, 3/25/2008	73	295	468	312	468
Merrill Lynch & Co. (RPG), Repurchase Agreement, 3.22%, 2/1/2008	91	369	585	390	585
Morgan Stanley & Co., Repurchase Agreement, 3.22%, 2/1/2008	183	738	1,170	781	1,170
National Australia Bank, Eurodollar Overnight, 3.25%, 2/1/2008	46	184	292	195	292
Rabobank Nederland, Eurodollar Term, 3.20%, 2/21/2008	110	443	702	468	702
Reserve Primary Money Market Fund, 4.43%	117	472	747	499	748
Royal Bank of Canada, Eurodollar Overnight, 3.18%, 2/1/2008	46	184	292	195	292
Royal Bank of Scotland, Eurodollar Term, 4.83%, 2/25/2008	55	221	351	234	351
Societe Generale, Eurodollar Term, 5.15%, 2/1/2008	119	480	760	507	761
Svenska Handlesbanken, Eurodollar Term, 3.12%, 4/30/2008	36	148	234	156	234
Toronto Dominion Bank, Eurodollar Term, 4.80%, 2/14/2008	119	480	760	507	761
UBS AG, Eurodollar Term, 4.46%, 3/4/2008	27	111	176	117	175
Wells Fargo, Bank Note, 4.04%, 2/7/2008	55	221	351	234	351

	$1,917	$7,739	$12,268	$8,184	$12,272

	TA IDEX Clarion Global Real Estate Securities	TA IDEX Evergreen Health Care	TA IDEX Evergreen International Small Cap	TA IDEX Federated Market Opportunity	TA IDEX Jennison Growth

Abbey National PLC, Eurodollar Term, 3.06%, 3/24/2008	$1,650	$2,025	$669	$62	$351
ABN AMRO Bank NV, Eurodollar Term, 4.12%, 3/14/2008	1,100	1,350	446	41	234
Bank of Nova Scotia, Eurodollar Term, 4.15%, 3/17/2008	1,925	2,362	781	72	410
Barclays, Eurodollar Term, 4.88%, 4/4/2008	1,925	2,362	781	72	410
BNP Paribas, Eurodollar Term, 4.14%, 4/16/2008	2,751	3,375	1,116	103	586
Calyon, Eurodollar Term, 3.13%, 3/3/2008	4,676	5,737	1,896	175	995
Credit Suisse First Boston Corp., Repurchase Agreement, 3.22%, 2/1/2008	2,751	3,375	1,116	103	585
Dexia Group, Eurodollar Term, 3.15%, 3/31/2008	1,650	2,025	669	62	351
Fortis Bank, Eurodollar Term, 4.38%, 2/11/2008	2,751	3,375	1,115	103	586
General Electric Capital Corp., Commercial Paper, 3.89%, 2/15/2008	1,650	2,025	669	62	351
HBOS Halifax Bank of Scotland, Eurodollar Term, 4.87%, 2/19/2008	2,476	3,037	1,004	93	527
Lloyds TSB Bank, Eurodollar Term, 4.51%, 3/25/2008	2,201	2,700	892	82	468
Merrill Lynch & Co. (RPG), Repurchase Agreement, 3.22%, 2/1/2008	2,751	3,375	1,116	103	585
Morgan Stanley & Co., Repurchase Agreement, 3.22%, 2/1/2008	5,501	6,750	2,231	206	1,171
National Australia Bank, Eurodollar Overnight, 3.25%, 2/1/2008	1,375	1,688	558	51	293
Rabobank Nederland, Eurodollar Term, 3.20%, 2/21/2008	3,301	4,050	1,339	123	703
Reserve Primary Money Market Fund, 4.43%	3,516	4,314	1,426	132	748
Royal Bank of Canada, Eurodollar Overnight, 3.18%, 2/1/2008	1,375	1,688	558	51	293
Royal Bank of Scotland, Eurodollar Term, 4.83%, 2/25/2008	1,650	2,025	669	62	351
Societe Generale, Eurodollar Term, 5.15%, 2/1/2008	3,576	4,387	1,450	134	761
Svenska Handlesbanken, Eurodollar Term, 3.12%, 4/30/2008	1,100	1,350	446	41	234
Toronto Dominion Bank, Eurodollar Term, 4.80%, 2/14/2008	3,576	4,387	1,450	134	761
UBS AG, Eurodollar Term, 4.46%, 3/4/2008	825	1,013	335	31	176
Wells Fargo, Bank Note, 4.04%, 2/7/2008	1,650	2,025	669	62	351

	$57,702	$70,800	$23,401	$2,160	$12,281

	TA IDEX JPMorgan Mid Cap Value	TA IDEX Legg Mason Partners All Cap	TA IDEX Loomis Sayles Bond	TA IDEX Marsico Growth	TA IDEX Marsico International Growth

Abbey National PLC, Eurodollar Term, 3.06%, 3/24/2008	$699	$93	$680	$1,090	$467
ABN AMRO Bank NV, Eurodollar Term, 4.12%, 3/14/2008	466	62	453	727	312
Bank of Nova Scotia, Eurodollar Term, 4.15%, 3/17/2008	815	108	793	1,272	545
Barclays, Eurodollar Term, 4.88%, 4/4/2008	815	108	793	1,272	545
BNP Paribas, Eurodollar Term, 4.14%, 4/16/2008	1,165	155	1,133	1,817	779
Calyon, Eurodollar Term, 3.13%, 3/3/2008	1,980	263	1,926	3,089	1,324
Credit Suisse First Boston Corp., Repurchase Agreement, 3.22%, 2/1/2008	1,165	155	1,133	1,817	779
Dexia Group, Eurodollar Term, 3.15%, 3/31/2008	699	93	680	1,090	467
Fortis Bank, Eurodollar Term, 4.38%, 2/11/2008	1,165	155	1,133	1,817	779
General Electric Capital Corp., Commercial Paper, 3.89%, 2/15/2008	699	93	680	1,090	467
HBOS Halifax Bank of Scotland, Eurodollar Term, 4.87%, 2/19/2008	1,048	139	1,020	1,636	701
Lloyds TSB Bank, Eurodollar Term, 4.51%, 3/25/2008	932	124	907	1,454	623
Merrill Lynch & Co. (RPG), Repurchase Agreement, 3.22%, 2/1/2008	1,165	155	1,133	1,817	779
Morgan Stanley & Co., Repurchase Agreement, 3.22%, 2/1/2008	2,329	310	2,266	3,635	1,558
National Australia Bank, Eurodollar Overnight, 3.25%, 2/1/2008	582	77	567	909	389
Rabobank Nederland, Eurodollar Term, 3.20%, 2/21/2008	1,398	186	1,360	2,181	935
Reserve Primary Money Market Fund, 4.43%	1,489	198	1,448	2,323	995
Royal Bank of Canada, Eurodollar Overnight, 3.18%, 2/1/2008	582	77	567	909	389
Royal Bank of Scotland, Eurodollar Term, 4.83%, 2/25/2008	699	93	680	1,090	467
Societe Generale, Eurodollar Term, 5.15%, 2/1/2008	1,514	201	1,473	2,363	1,013
Svenska Handlesbanken, Eurodollar Term, 3.12%, 4/30/2008	466	62	453	727	312
Toronto Dominion Bank, Eurodollar Term, 4.80%, 2/14/2008	1,514	201	1,473	2,363	1,013
UBS AG, Eurodollar Term, 4.46%, 3/4/2008	349	47	340	545	234
Wells Fargo, Bank Note, 4.04%, 2/7/2008	699	93	680	1,090	467

	$24,434	$3,248	$23,771	$38,123	$16,339

	TA IDEX MFS International Equity	TA IDEX Neuberger Berman International	TA IDEX Oppenheimer Developing Markets	TA IDEX Oppenheimer Small- & Mid- Cap Value	TA IDEX PIMCO Total Return

Abbey National PLC, Eurodollar Term, 3.06%, 3/24/2008	$5	$1,316	$1,009	$570	$9
ABN AMRO Bank NV, Eurodollar Term, 4.12%, 3/14/2008	3	878	673	380	6
Bank of Nova Scotia, Eurodollar Term, 4.15%, 3/17/2008	6	1,536	1,177	665	10
Barclays, Eurodollar Term, 4.88%, 4/4/2008	6	1,536	1,178	665	10
BNP Paribas, Eurodollar Term, 4.14%, 4/16/2008	8	2,194	1,682	950	15
Calyon, Eurodollar Term, 3.13%, 3/3/2008	14	3,730	2,860	1,616	25
Credit Suisse First Boston Corp., Repurchase Agreement, 3.22%, 2/1/2008	8	2,194	1,682	950	15
Dexia Group, Eurodollar Term, 3.15%, 3/31/2008	5	1,316	1,009	570	9
Fortis Bank, Eurodollar Term, 4.38%, 2/11/2008	8	2,194	1,682	951	15
General Electric Capital Corp., Commercial Paper, 3.89%, 2/15/2008	5	1,316	1,009	570	9
HBOS Halifax Bank of Scotland, Eurodollar Term, 4.87%, 2/19/2008	7	1,975	1,514	855	13
Lloyds TSB Bank, Eurodollar Term, 4.51%, 3/25/2008	7	1,755	1,346	760	12
Merrill Lynch & Co. (RPG), Repurchase Agreement, 3.22%, 2/1/2008	8	2,194	1,682	951	15
Morgan Stanley & Co., Repurchase Agreement, 3.22%, 2/1/2008	17	4,388	3,364	1,901	30
National Australia Bank, Eurodollar Overnight, 3.25%, 2/1/2008	4	1,097	841	475	8
Rabobank Nederland, Eurodollar Term, 3.20%, 2/21/2008	10	2,633	2,019	1,141	18
Reserve Primary Money Market Fund, 4.43%	11	2,804	2,150	1,215	19
Royal Bank of Canada, Eurodollar Overnight, 3.18%, 2/1/2008	4	1,097	841	475	7
Royal Bank of Scotland, Eurodollar Term, 4.83%, 2/25/2008	5	1,316	1,009	570	9
Societe Generale, Eurodollar Term, 5.15%, 2/1/2008	11	2,852	2,187	1,236	19
Svenska Handlesbanken, Eurodollar Term, 3.12%, 4/30/2008	3	878	673	380	6
Toronto Dominion Bank, Eurodollar Term, 4.80%, 2/14/2008	11	2,852	2,187	1,236	19
UBS AG, Eurodollar Term, 4.46%, 3/4/2008	2	658	505	285	5
Wells Fargo, Bank Note, 4.04%, 2/7/2008	5	1,316	1,009	570	9

	$173	$46,025	$35,288	$19,937	$312

	TA IDEX Transamerica Balanced	TA IDEX Transamerica Convertible Securities	TA IDEX Transamerica Equity	TA IDEX Transamerica Flexible Income	TA IDEX Templeton Transamerica Global

Abbey National PLC, Eurodollar Term, 3.06%, 3/24/2008	$357	$32	$2,102	$1,379	$370
ABN AMRO Bank NV, Eurodollar Term, 4.12%, 3/14/2008	238	22	1,401	919	247
Bank of Nova Scotia, Eurodollar Term, 4.15%, 3/17/2008	416	38	2,452	1,609	432
Barclays, Eurodollar Term, 4.88%, 4/4/2008	416	38	2,452	1,609	432
BNP Paribas, Eurodollar Term, 4.14%, 4/16/2008	594	54	3,503	2,298	617
Calyon, Eurodollar Term, 3.13%, 3/3/2008	1,010	92	5,955	3,907	1,049
Credit Suisse First Boston Corp., Repurchase Agreement, 3.22%, 2/1/2008	594	54	3,503	2,298	617
Dexia Group, Eurodollar Term, 3.15%, 3/31/2008	357	32	2,102	1,379	370
Fortis Bank, Eurodollar Term, 4.38%, 2/11/2008	594	54	3,503	2,298	617
General Electric Capital Corp., Commercial Paper, 3.89%, 2/15/2008	357	32	2,102	1,379	370
HBOS Halifax Bank of Scotland, Eurodollar Term, 4.87%, 2/19/2008	535	48	3,152	2,069	555
Lloyds TSB Bank, Eurodollar Term, 4.51%, 3/25/2008	475	43	2,802	1,839	494
Merrill Lynch & Co. (RPG), Repurchase Agreement, 3.22%, 2/1/2008	594	54	3,503	2,298	617
Morgan Stanley & Co., Repurchase Agreement, 3.22%, 2/1/2008	1,188	108	7,005	4,597	1,233
National Australia Bank, Eurodollar Overnight, 3.25%, 2/1/2008	297	27	1,751	1,149	308
Rabobank Nederland, Eurodollar Term, 3.20%, 2/21/2008	713	65	4,203	2,758	740
Reserve Primary Money Market Fund, 4.43%	759	69	4,477	2,937	788
Royal Bank of Canada, Eurodollar Overnight, 3.18%, 2/1/2008	297	27	1,751	1,149	308
Royal Bank of Scotland, Eurodollar Term, 4.83%, 2/25/2008	357	32	2,102	1,379	370
Societe Generale, Eurodollar Term, 5.15%, 2/1/2008	773	70	4,554	2,988	802
Svenska Handlesbanken, Eurodollar Term, 3.12%, 4/30/2008	238	22	1,401	919	247
Toronto Dominion Bank, Eurodollar Term, 4.80%, 2/14/2008	772	70	4,554	2,988	802
UBS AG, Eurodollar Term, 4.46%, 3/4/2008	178	16	1,051	690	185
Wells Fargo, Bank Note, 4.04%, 2/7/2008	357	32	2,102	1,379	370

	$12,466	$1,131	$73,483	$48,214	$12,940

	TA IDEX Transamerica Growth Opportunities	TA IDEX Transamerica High-Yield Bond	TA IDEX Transamerica Science & Technology	TA IDEX Transamerica Short-Term Bond	TA IDEX Third Avenue Value

Abbey National PLC, Eurodollar Term, 3.06%, 3/24/2008	$1,568	$702	$474	$2,003	$2,913
ABN AMRO Bank NV, Eurodollar Term, 4.12%, 3/14/2008	1,046	468	316	1,335	1,942
Bank of Nova Scotia, Eurodollar Term, 4.15%, 3/17/2008	1,830	819	553	2,337	3,399
Barclays, Eurodollar Term, 4.88%, 4/4/2008	1,830	819	553	2,337	3,399
BNP Paribas, Eurodollar Term, 4.14%, 4/16/2008	2,614	1,170	791	3,338	4,855
Calyon, Eurodollar Term, 3.13%, 3/3/2008	4,444	1,988	1,344	5,675	8,254
Credit Suisse First Boston Corp., Repurchase Agreement, 3.22%, 2/1/2008	2,614	1,170	791	3,338	4,855
Dexia Group, Eurodollar Term, 3.15%, 3/31/2008	1,568	702	474	2,003	2,913
Fortis Bank, Eurodollar Term, 4.38%, 2/11/2008	2,614	1,169	791	3,338	4,856
General Electric Capital Corp., Commercial Paper, 3.89%, 2/15/2008	1,568	702	474	2,003	2,913
HBOS Halifax Bank of Scotland, Eurodollar Term, 4.87%, 2/19/2008	2,353	1,053	712	3,004	4,370
Lloyds TSB Bank, Eurodollar Term, 4.51%, 3/25/2008	2,091	936	633	2,670	3,884
Merrill Lynch & Co. (RPG), Repurchase Agreement, 3.22%, 2/1/2008	2,614	1,170	791	3,338	4,855
Morgan Stanley & Co., Repurchase Agreement, 3.22%, 2/1/2008	5,228	2,339	1,581	6,676	9,711
National Australia Bank, Eurodollar Overnight, 3.25%, 2/1/2008	1,307	585	395	1,669	2,428
Rabobank Nederland, Eurodollar Term, 3.20%, 2/21/2008	3,137	1,403	949	4,006	5,827
Reserve Primary Money Market Fund, 4.43%	3,341	1,495	1,010	4,266	6,206
Royal Bank of Canada, Eurodollar Overnight, 3.18%, 2/1/2008	1,307	585	395	1,669	2,428
Royal Bank of Scotland, Eurodollar Term, 4.83%, 2/25/2008	1,568	702	474	2,003	2,913
Societe Generale, Eurodollar Term, 5.15%, 2/1/2008	3,398	1,520	1,028	4,339	6,312
Svenska Handlesbanken, Eurodollar Term, 3.12%, 4/30/2008	1,046	468	316	1,335	1,942
Toronto Dominion Bank, Eurodollar Term, 4.80%, 2/14/2008	3,398	1,520	1,028	4,339	6,312
UBS AG, Eurodollar Term, 4.46%, 3/4/2008	784	351	237	1,001	1,457
Wells Fargo, Bank Note, 4.04%, 2/7/2008	1,568	702	474	2,003	2,913

	$54,836	$24,538	$16,584	$70,025	$101,857

	TA IDEX Transamerica Small/Mid Cap Value	TA IDEX UBS Dynamic Alpha	TA IDEX UBS Large Cap Value	TA IDEX Van Kampen Mid-Cap Growth	TA IDEX Van Kampen Small Company Growth

Abbey National PLC, Eurodollar Term, 3.06%, 3/24/2008	$3,628	$210	$419	$560	$1,306
ABN AMRO Bank NV, Eurodollar Term, 4.12%, 3/14/2008	2,418	140	279	373	871
Bank of Nova Scotia, Eurodollar Term, 4.15%, 3/17/2008	4,232	244	489	653	1,524
Barclays, Eurodollar Term, 4.88%, 4/4/2008	4,232	244	489	653	1,524
BNP Paribas, Eurodollar Term, 4.14%, 4/16/2008	6,046	349	698	933	2,176
Calyon, Eurodollar Term, 3.13%, 3/3/2008	10,278	594	1,187	1,586	3,700
Credit Suisse First Boston Corp., Repurchase Agreement, 3.22%, 2/1/2008	6,046	349	698	933	2,177
Dexia Group, Eurodollar Term, 3.15%, 3/31/2008	3,628	210	419	560	1,306
Fortis Bank, Eurodollar Term, 4.38%, 2/11/2008	6,046	349	698	933	2,176
General Electric Capital Corp., Commercial Paper, 3.89%, 2/15/2008	3,628	210	419	560	1,306
HBOS Halifax Bank of Scotland, Eurodollar Term, 4.87%, 2/19/2008	5,442	314	629	839	1,959
Lloyds TSB Bank, Eurodollar Term, 4.51%, 3/25/2008	4,837	279	559	746	1,741
Merrill Lynch & Co. (RPG), Repurchase Agreement, 3.22%, 2/1/2008	6,046	349	698	933	2,176
Morgan Stanley & Co., Repurchase Agreement, 3.22%, 2/1/2008	12,092	699	1,397	1,865	4,353
National Australia Bank, Eurodollar Overnight, 3.25%, 2/1/2008	3,023	175	349	466	1,088
Rabobank Nederland, Eurodollar Term, 3.20%, 2/21/2008	7,255	419	838	1,119	2,612
Reserve Primary Money Market Fund, 4.43%	7,728	446	893	1,192	2,782
Royal Bank of Canada, Eurodollar Overnight, 3.18%, 2/1/2008	3,023	175	349	466	1,088
Royal Bank of Scotland, Eurodollar Term, 4.83%, 2/25/2008	3,628	210	419	560	1,306
Societe Generale, Eurodollar Term, 5.15%, 2/1/2008	7,860	454	908	1,213	2,829
Svenska Handlesbanken, Eurodollar Term, 3.12%, 4/30/2008	2,419	140	279	373	871
Toronto Dominion Bank, Eurodollar Term, 4.80%, 2/14/2008	7,860	454	908	1,212	2,829
UBS AG, Eurodollar Term, 4.46%, 3/4/2008	1,814	105	210	280	653
Wells Fargo, Bank Note, 4.04%, 2/7/2008	3,628	210	419	560	1,306

	$126,837	$7,328	$14,650	$19,568	$45,659

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q(a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ John K. Carter
Chief Executive Officer
Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
Chief Executive Officer
Date:	March 31, 2008

By:	/s/ Joseph P. Carusone
Principal Financial Officer
Date:	March 31, 2008